UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2025

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck AA-BB CLO ETF

Ticker: CLOB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck AA-BB CLO ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck AA-BB CLO ETF	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$106,920,247
  Number of Portfolio Holdings40
  Portfolio Turnover Rate40%
  Advisory Fees Paid$201,647

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Collateralized Loan Obligations
95.3%
Government
3.6%
Other assets less liabilities
1.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		1.1%
Government		3.6%
Collateralized Loan Obligations		95.3%

Top Ten Holdings (% of Total Net Assets)

Octagon 64 Ltd., 6.02%, 7/21/2037	9.4%
Dryden 95 CLO Ltd., 7.37%, 8/20/2034	6.5%
Capital Four US CLO III Ltd., 6.53%, 4/21/2038	4.7%
Neuberger Berman Loan Advisers CLO 38 Ltd., 5.67%, 10/20/2036	4.7%
Neuberger Berman Loan Advisers CLO 42 Ltd., 5.66%, 7/16/2036	4.7%
United States Treasury Bills, 4.23%, 7/10/2025	3.6%
Sound Point CLO XXIX Ltd., 8.04%, 4/25/2034	3.3%
Bain Capital Credit CLO 2021-7 Ltd., 10.77%, 1/22/2035	3.2%
Sculptor CLO XXVI Ltd., 6.47%, 1/20/2038	3.1%
BlueMountain CLO XXXII Ltd., 10.86%, 10/15/2034	3.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Africa Index ETF

Ticker: AFK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Africa Index ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Africa Index ETF	$44	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$51,751,734
  Number of Portfolio Holdings72
  Portfolio Turnover Rate23%
  Advisory Fees Paid$96,520

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
34.1%
Materials
29.7%
Communication Services
12.8%
Consumer Discretionary
10.6%
Energy
5.1%
Consumer Staples
3.9%
Industrials
3.0%
Other Investments
0.8%
Liabilities in excess of other assets
0.0%*
0
5
10
15
20
25
30
35
40

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.8%
Industrials		3.0%
Consumer Staples		3.9%
Energy		5.1%
Consumer Discretionary		10.6%
Communication Services		12.8%
Materials		29.7%
Financials		34.1%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Naspers Ltd.	5.9%
Attijariwafa Bank	5.0%
Banque Centrale Populaire	4.2%
Airtel Africa PLC	4.2%
Guaranty Trust Holding Co. PLC	3.7%
Barrick Mining Corp.	3.6%
Anglo American PLC	3.5%
Ivanhoe Mines Ltd.	3.2%
Safaricom PLC	3.1%
Paladin Energy Ltd.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Agribusiness ETF

Ticker: MOO

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Agribusiness ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Agribusiness ETF	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$646,813,731
  Number of Portfolio Holdings51
  Portfolio Turnover Rate8%
  Advisory Fees Paid$1,442,581

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Staples
36.2%
Materials
28.2%
Industrials
19.6%
Health Care
16.0%
Liabilities in excess of other assets
0.0%*
0
10
20
30
40

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Health Care		16.0%
Industrials		19.6%
Materials		28.2%
Consumer Staples		36.2%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Deere & Co.	7.9%
Zoetis, Inc.	7.5%
Corteva, Inc.	7.3%
Bayer AG	6.2%
Archer-Daniels-Midland Co.	6.0%
Nutrien Ltd.	5.8%
Tyson Foods, Inc.	4.9%
CF Industries Holdings, Inc.	4.0%
Kubota Corp.	3.6%
Mosaic Co.	3.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck BDC Income ETF

Ticker: BIZD

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck BDC Income ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck BDC Income ETF	$21	0.42%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$1,602,018,111
  Number of Portfolio Holdings32
  Portfolio Turnover Rate16%
  Advisory Fees Paid$2,955,926

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
78.6%
Government
19.1%
Other assets less liabilities *
2.3%
0
20
40
60
80

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.3%
Government		19.1%
Financials		78.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.0%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.27%, 7/15/2025	18.4%
Ares Capital Corp.	17.7%
Blue Owl Capital Corp.	10.8%
Blackstone Secured Lending Fund	9.1%
Main Street Capital Corp.	3.8%
Hercules Capital, Inc.	3.7%
FS KKR Capital Corp.	3.6%
Golub Capital BDC, Inc.	3.5%
Sixth Street Specialty Lending, Inc.	2.8%
Morgan Stanley Direct Lending Fund	1.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Brazil Small-Cap ETF

Ticker: BRF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Brazil Small-Cap ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Brazil Small-Cap ETF	$35	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$20,033,700
  Number of Portfolio Holdings95
  Portfolio Turnover Rate17%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
27.9%
Industrials
13.8%
Utilities
10.7%
Energy
10.7%
Consumer Staples
10.5%
Materials
8.5%
Financials
7.8%
Health Care
3.5%
Real Estate
3.0%
Information Technology
2.7%
Other Investments
0.9%
Liabilities in excess of other assets
0.0%*
0
5
10
15
20
25
30

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.9%
Information Technology		2.7%
Real Estate		3.0%
Health Care		3.5%
Financials		7.8%
Materials		8.5%
Consumer Staples		10.5%
Energy		10.7%
Utilities		10.7%
Industrials		13.8%
Consumer Discretionary		27.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Modec, Inc.	4.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3.4%
Alupar Investimento SA	3.1%
Inter & Co., Inc.	3.0%
Brava Energia	3.0%
Azzas 2154 SA	2.9%
ERO Copper Corp.	2.8%
Santos Brasil Participacoes SA	2.6%
Marfrig Global Foods SA	2.5%
Marcopolo SA	2.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck China Bond ETF

Ticker: CBON

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck China Bond ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck China Bond ETF	$25	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$18,003,661
  Number of Portfolio Holdings31
  Portfolio Turnover Rate18%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
46.6%
Government
21.7%
Utilities
19.0%
Energy
9.9%
Other assets less liabilities
2.8%
0
10
20
30
40
50

Value	Value	Value
Other assets less liabilities		2.8%
Energy		9.9%
Utilities		19.0%
Government		21.7%
Financials		46.6%

Top Ten Holdings (% of Total Net Assets)

China Government Bond, 2.67%, 11/25/2033	5.8%
China Government Bond, 1.62%, 8/15/2027	5.6%
State Grid Corp. of China, 2.88%, 8/30/2027	5.2%
China Petroleum & Chemical Corp., 3.20%, 7/27/2026	5.2%
Agricultural Development Bank of China, 2.90%, 3/8/2028	4.7%
China National Petroleum Corp., 4.16%, 8/16/2025	4.7%
China Everbright Bank Co. Ltd., 2.72%, 9/25/2026	4.6%
Bank of Communications Co. Ltd., 2.70%, 9/26/2026	4.6%
China Southern Power Grid Co. Ltd., 2.42%, 10/24/2025	4.1%
China Development Bank, 3.45%, 9/20/2029	4.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck ChiNext ETF

Ticker: CNXT

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck ChiNext ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck ChiNext ETF	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$27,433,078
  Number of Portfolio Holdings98
  Portfolio Turnover Rate4%
  Advisory Fees Paid$5,354

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
Information Technology
Health Care
Financials
Consumer Staples
Materials
Communication Services
Other Investments
Other assets less liabilities
33.4%
30.5%
13.3%
11.0%
4.2%
3.8%
2.8%
0.9%
0.1%
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.9%
Communication Services		2.8%
Materials		3.8%
Consumer Staples		4.2%
Financials		11.0%
Health Care		13.3%
Information Technology		30.5%
Industrials		33.4%

Top Ten Holdings (% of Total Net Assets)

Contemporary Amperex Technology Co. Ltd.	19.2%
East Money Information Co. Ltd.	8.5%
Shenzhen Inovance Technology Co. Ltd.	3.8%
Zhongji Innolight Co. Ltd.	3.7%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	3.6%
Eoptolink Technology, Inc. Ltd.	3.3%
Sungrow Power Supply Co. Ltd.	2.9%
Wens Foodstuff Group Co. Ltd.	2.7%
Victory Giant Technology Huizhou Co. Ltd.	2.4%
Eve Energy Co. Ltd.	1.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CLO ETF

Ticker: CLOI

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck CLO ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CLO ETF	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,054,147,029
  Number of Portfolio Holdings150
  Portfolio Turnover Rate20%
  Advisory Fees Paid$1,925,572

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Collateralized Loan Obligations
96.3%
Government
3.2%
Other assets less liabilities
0.5%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.5%
Government		3.2%
Collateralized Loan Obligations		96.3%

Top Ten Holdings (% of Total Net Assets)

RR 15 Ltd., 5.62%, 4/15/2036	3.0%
Trinitas CLO XIX Ltd., 5.38%, 10/20/2033	2.9%
Neuberger Berman Loan Advisers CLO 38 Ltd., 5.67%, 10/20/2036	2.5%
Octagon 64 Ltd., 6.02%, 7/21/2037	2.4%
AGL CLO 5 Ltd., 5.93%, 7/20/2034	2.2%
United States Treasury Bills, 4.23%, 7/10/2025	2.2%
Neuberger Berman Loan Advisers CLO 42 Ltd., 5.66%, 7/16/2036	2.1%
RR 20 Ltd., 5.81%, 7/15/2037	2.1%
Silver Rock CLO II Ltd., 5.87%, 1/20/2035	2.0%
Trinitas CLO XX Ltd., 5.77%, 7/20/2035	1.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck CMCI Commodity Strategy ETF

Ticker: CMCI

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck CMCI Commodity Strategy ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck CMCI Commodity Strategy ETF	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,489,182
  Number of Portfolio Holdings16
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
97.7%
Money Market Fund
2.0%
Other assets less liabilities *
0.3%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		0.3%
Money Market Fund		2.0%
Government		97.7%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on total return swap contracts of 0.2%

Top Ten Holdings (% of Total Net Assets)

United States Treasury Bills, 4.28%, 8/21/2025	14.0%
United States Treasury Bills, 4.16%, 9/4/2025	13.0%
United States Treasury Bills, 4.22%, 7/24/2025	11.0%
United States Treasury Bills, 4.22%, 8/28/2025	11.0%
United States Treasury Bills, 4.23%, 8/7/2025	10.0%
United States Treasury Bills, 4.27%, 8/14/2025	10.0%
United States Treasury Bills, 4.19%, 7/31/2025	6.0%
United States Treasury Bills, 4.21%, 7/17/2025	5.0%
United States Treasury Bills, 4.15%, 9/18/2025	4.0%
United States Treasury Bills, 4.13%, 10/2/2025	4.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital India ETF

Ticker: DGIN

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Digital India ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital India ETF	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$22,053,592
  Number of Portfolio Holdings49
  Portfolio Turnover Rate13%
  Advisory Fees Paid$83,366

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
42.4%
Communication Services
17.6%
Consumer Discretionary
13.8%
Financials
13.7%
Energy
8.1%
Industrials
4.6%
Other Investments
0.5%
Liabilities in excess of other assets
(0.7)%
-10
0
10
20
30
40
50

Value	Value	Value
Liabilities in excess of other assets		(0.7)%
Other Investments		0.5%
Industrials		4.6%
Energy		8.1%
Financials		13.7%
Consumer Discretionary		13.8%
Communication Services		17.6%
Information Technology		42.4%

Top Ten Holdings (% of Total Net Assets)

Bharti Airtel Ltd.	8.5%
Reliance Industries Ltd.	8.1%
Infosys Ltd.	6.8%
Tata Consultancy Services Ltd.	6.4%
HCL Technologies Ltd.	5.9%
Eternal Ltd.	5.5%
Jio Financial Services Ltd.	4.7%
Tech Mahindra Ltd.	4.4%
Wipro Ltd.	3.5%
PB Fintech Ltd.	3.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Gold Miners ETF

Ticker: GDX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Gold Miners ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gold Miners ETF	$32	0.51%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$15,485,749,940
  Number of Portfolio Holdings64
  Portfolio Turnover Rate5%
  Advisory Fees Paid$36,226,391

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
96.9%
Silver
3.0%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.1%
Silver		3.0%
Gold		96.9%

Top Ten Holdings (% of Total Net Assets)

Newmont Corp.	12.8%
Agnico Eagle Mines Ltd.	11.8%
Wheaton Precious Metals Corp.	8.0%
Barrick Mining Corp.	7.1%
Franco-Nevada Corp.	6.2%
Anglogold Ashanti PLC	4.2%
Gold Fields Ltd.	4.2%
Kinross Gold Corp.	3.8%
Northern Star Resources Ltd.	3.5%
Zijin Mining Group Co. Ltd.	3.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Green Metals ETF

Ticker: GMET

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Green Metals ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Metals ETF	$34	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$19,072,652
  Number of Portfolio Holdings55
  Portfolio Turnover Rate11%
  Advisory Fees Paid$51,174

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Diversified Metals & Mining
48.5%
Copper
32.6%
Precious Metals & Minerals
9.0%
Specialty Chemicals
6.5%
Electrical Components & Equipment
2.1%
Fertilizers & Agricultural Chemicals
1.2%
Other assets less liabilities
0.1%
0
10
20
30
40
50

Value	Value	Value
Other assets less liabilities		0.1%
Fertilizers & Agricultural Chemicals		1.2%
Electrical Components & Equipment		2.1%
Specialty Chemicals		6.5%
Precious Metals & Minerals		9.0%
Copper		32.6%
Diversified Metals & Mining		48.5%

Top Ten Holdings (% of Total Net Assets)

Freeport-McMoRan, Inc.	8.2%
Glencore PLC	7.7%
Anglo American PLC	6.9%
Grupo Mexico SAB de CV	6.7%
Teck Resources Ltd.	6.1%
Antofagasta PLC	4.2%
Southern Copper Corp.	3.9%
Valterra Platinum Ltd.	3.6%
Boliden AB	3.6%
First Quantum Minerals Ltd.	3.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck India Growth Leaders ETF

Ticker: GLIN

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck India Growth Leaders ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Growth Leaders ETF	$35	0.71%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$138,872,000
  Number of Portfolio Holdings80
  Portfolio Turnover Rate41%
  Advisory Fees Paid$311,763

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
31.0%
Industrials
24.6%
Information Technology
14.4%
Consumer Discretionary
9.6%
Health Care
9.0%
Energy
4.7%
Communication Services
2.6%
Materials
2.5%
Other Investments
1.3%
Other assets less liabilities
0.3%
0
5
10
15
20
25
30
35

Value	Value	Value
Other assets less liabilities		0.3%
Other Investments		1.3%
Materials		2.5%
Communication Services		2.6%
Energy		4.7%
Health Care		9.0%
Consumer Discretionary		9.6%
Information Technology		14.4%
Industrials		24.6%
Financials		31.0%

Top Ten Holdings (% of Total Net Assets)

Bharat Electronics Ltd.	6.4%
Trent Ltd.	5.2%
ICICI Bank Ltd.	4.9%
Dr. Reddy's Laboratories Ltd.	4.8%
State Bank of India	4.7%
Kotak Mahindra Bank Ltd.	4.7%
HCL Technologies Ltd.	4.6%
Hindustan Aeronautics Ltd.	4.4%
Coal India Ltd.	4.3%
Tata Consultancy Services Ltd.	4.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Indonesia Index ETF

Ticker: IDX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Indonesia Index ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Indonesia Index ETF	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$31,910,580
  Number of Portfolio Holdings59
  Portfolio Turnover Rate8%
  Advisory Fees Paid$24,558

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
26.7%
Materials
22.5%
Energy
12.3%
Consumer Staples
9.8%
Communication Services
8.9%
Industrials
6.4%
Utilities
5.8%
Consumer Discretionary
3.5%
Health Care
3.0%
Real Estate
1.0%
Other assets less liabilities
0.1%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		1.0%
Health Care		3.0%
Consumer Discretionary		3.5%
Utilities		5.8%
Industrials		6.4%
Communication Services		8.9%
Consumer Staples		9.8%
Energy		12.3%
Materials		22.5%
Financials		26.7%

Top Ten Holdings (% of Total Net Assets)

Bank Central Asia Tbk PT	8.1%
Bank Rakyat Indonesia Persero Tbk PT	7.8%
Bank Mandiri Persero Tbk PT	6.9%
Telkom Indonesia Persero Tbk PT	6.4%
Amman Mineral Internasional PT	6.1%
Barito Renewables Energy Tbk PT	4.9%
Chandra Asri Pacific Tbk PT	4.9%
Astra International Tbk PT	4.7%
Dian Swastatika Sentosa Tbk PT	4.3%
Bank Negara Indonesia Persero Tbk PT	3.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck International High Yield Bond ETF

Ticker: IHY

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck International High Yield Bond ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck International High Yield Bond ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$41,676,539
  Number of Portfolio Holdings521
  Portfolio Turnover Rate22%
  Advisory Fees Paid$52,707

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
26.6%
Industrials
13.6%
Technology
12.3%
Energy
10.8%
Consumer Cyclicals
10.0%
Basic Materials
8.2%
Utilities
6.3%
Healthcare
4.6%
Real Estate
2.5%
Consumer Non-Cyclicals
2.4%
Other Investments
0.5%
Other assets less liabilities
2.2%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		2.2%
Other Investments		0.5%
Consumer Non-Cyclicals		2.4%
Real Estate		2.5%
Healthcare		4.6%
Utilities		6.3%
Basic Materials		8.2%
Consumer Cyclicals		10.0%
Energy		10.8%
Technology		12.3%
Industrials		13.6%
Financials		26.6%

Top Ten Holdings (% of Total Net Assets)

Industrial & Commercial Bank of China Ltd., 3.20% (Perpetual)	0.9%
Mediobanca Banca di Credito Finanziario SpA, 5.25%, 4/22/2034	0.6%
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 5/9/2030	0.6%
Intesa Sanpaolo Assicurazioni SpA, 4.22%, 3/5/2035	0.6%
Electricite de France SA, 3.38% (Perpetual)	0.5%
Telecom Italia Capital SA, 7.72%, 6/4/2038	0.5%
VZ Vendor Financing II BV, 2.88%, 1/15/2029	0.5%
State Oil Co. of the Azerbaijan Republic, 6.95%, 3/18/2030	0.5%
QNB Bank AS, 7.25%, 5/21/2029	0.5%
Alpha Star Holding VIII Ltd., 8.38%, 4/12/2027	0.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Israel ETF

Ticker: ISRA

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Israel ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Israel ETF	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$111,321,152
  Number of Portfolio Holdings81
  Portfolio Turnover Rate4%
  Advisory Fees Paid$210,842

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
38.1%
Financials
32.3%
Health Care
7.3%
Industrials
7.1%
Real Estate
3.8%
Utilities
2.7%
Consumer Discretionary
2.2%
Energy
1.8%
Consumer Staples
1.7%
Materials
1.5%
Communication Services
1.5%
Other assets less liabilities
0.0%*
0
10
20
30
40

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Communication Services		1.5%
Materials		1.5%
Consumer Staples		1.7%
Energy		1.8%
Consumer Discretionary		2.2%
Utilities		2.7%
Real Estate		3.8%
Industrials		7.1%
Health Care		7.3%
Financials		32.3%
Information Technology		38.1%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Bank Leumi Le-Israel BM	8.5%
Bank Hapoalim BM	7.0%
CyberArk Software Ltd.	6.8%
Check Point Software Technologies Ltd.	6.7%
Teva Pharmaceutical Industries Ltd.	6.5%
Elbit Systems Ltd.	4.3%
Monday.com Ltd.	4.0%
Nice Ltd.	3.4%
Mizrahi Tefahot Bank Ltd.	3.4%
Israel Discount Bank Ltd.	3.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck J.P. Morgan EM Local Currency Bond ETF

Ticker: EMLC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck J.P. Morgan EM Local Currency Bond ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck J.P. Morgan EM Local Currency Bond ETF	$16	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$3,353,863,773
  Number of Portfolio Holdings477
  Portfolio Turnover Rate17%
  Advisory Fees Paid$3,520,130

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
97.1%
Other Investments
0.2%
Other assets less liabilities
2.7%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		2.7%
Other Investments		0.2%
Government		97.1%

Top Ten Holdings (% of Total Net Assets)

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/2026	1.1%
Turkiye Government Bond, 30.00%, 9/12/2029	0.7%
Mexican Bonos, 7.75%, 11/23/2034	0.7%
Mexican Bonos, 7.75%, 5/29/2031	0.7%
Republic of South Africa Government Bond, 8.75%, 2/28/2048	0.7%
Republic of South Africa Government Bond, 8.00%, 1/31/2030	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2027	0.6%
Republic of South Africa Government Bond, 8.88%, 2/28/2035	0.6%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/2029	0.6%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2029	0.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Junior Gold Miners ETF

Ticker: GDXJ

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Junior Gold Miners ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Junior Gold Miners ETF	$34	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$5,494,533,812
  Number of Portfolio Holdings88
  Portfolio Turnover Rate14%
  Advisory Fees Paid$12,783,173

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
84.2%
Silver
7.4%
Precious Metals & Minerals
5.6%
Diversified Metals & Mining
2.6%
Other assets less liabilities
0.2%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.2%
Diversified Metals & Mining		2.6%
Precious Metals & Minerals		5.6%
Silver		7.4%
Gold		84.2%

Top Ten Holdings (% of Total Net Assets)

Alamos Gold, Inc.	7.0%
Pan American Silver Corp.	6.6%
Harmony Gold Mining Co. Ltd.	6.0%
Evolution Mining Ltd.	5.2%
B2Gold Corp.	5.1%
Industrias Penoles SAB de CV	3.2%
Coeur Mining, Inc.	2.8%
Lundin Gold, Inc.	2.7%
Fresnillo PLC	2.2%
IAMGOLD Corp.	2.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Low Carbon Energy ETF

Ticker: SMOG

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Low Carbon Energy ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Low Carbon Energy ETF	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$119,120,782
  Number of Portfolio Holdings58
  Portfolio Turnover Rate11%
  Advisory Fees Paid$284,822

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Utilities
40.6%
Consumer Discretionary
29.3%
Industrials
18.4%
Information Technology
9.8%
Materials
1.5%
Other Investments
0.5%
Liabilities in excess of other assets
(0.1)%
0
10
20
30
40
50

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.5%
Materials		1.5%
Information Technology		9.8%
Industrials		18.4%
Consumer Discretionary		29.3%
Utilities		40.6%

Top Ten Holdings (% of Total Net Assets)

Tesla, Inc.	8.0%
NextEra Energy, Inc.	7.8%
Iberdrola SA	7.4%
Enel SpA	6.9%
BYD Co. Ltd.	5.3%
Li Auto, Inc.	3.8%
First Solar, Inc.	3.8%
Vestas Wind Systems A/S	3.6%
XPeng, Inc.	3.1%
Kingspan Group PLC	3.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Mortgage REIT Income ETF

Ticker: MORT

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Mortgage REIT Income ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Mortgage REIT Income ETF	$22	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$306,906,799
  Number of Portfolio Holdings26
  Portfolio Turnover Rate13%
  Advisory Fees Paid$586,663

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financial Services
97.8%
Other assets less liabilities
2.2%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		2.2%
Financial Services		97.8%

Top Ten Holdings (% of Total Net Assets)

AGNC Investment Corp.	13.5%
Annaly Capital Management, Inc.	13.4%
Starwood Property Trust, Inc.	8.7%
Rithm Capital Corp.	8.1%
Blackstone Mortgage Trust, Inc.	4.9%
Arbor Realty Trust, Inc.	4.5%
Dynex Capital, Inc.	4.4%
ARMOUR Residential REIT, Inc.	3.7%
Ladder Capital Corp.	3.3%
Ellington Financial, Inc.	3.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Natural Resources ETF

Ticker: HAP

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Natural Resources ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Natural Resources ETF	$22	0.42%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$158,315,698
  Number of Portfolio Holdings123
  Portfolio Turnover Rate6%
  Advisory Fees Paid$291,807

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
40.1%
Energy
31.0%
Utilities
10.0%
Industrials
8.5%
Consumer Staples
6.6%
Health Care
2.5%
Other Investments
1.3%
Liabilities in excess of other assets
0.0%*
0
10
20
30
40
50

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		1.3%
Health Care		2.5%
Consumer Staples		6.6%
Industrials		8.5%
Utilities		10.0%
Energy		31.0%
Materials		40.1%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Shell PLC	5.0%
Chevron Corp.	5.0%
Exxon Mobil Corp.	5.0%
Deere & Co.	4.9%
NextEra Energy, Inc.	4.3%
Iberdrola SA	4.1%
Corteva, Inc.	3.4%
BHP Group Ltd.	3.0%
Bayer AG	2.5%
Nutrien Ltd.	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Office and Commercial REIT ETF

Ticker: DESK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Office and Commercial REIT ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Office and Commercial REIT ETF	$25	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$2,390,074
  Number of Portfolio Holdings26
  Portfolio Turnover Rate7%
  Advisory Fees Paid$5,712

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Real Estate Investment Trusts
99.2%
Other assets less liabilities
0.8%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.8%
Real Estate Investment Trusts		99.2%

Top Ten Holdings (% of Total Net Assets)

Vornado Realty Trust	9.4%
BXP, Inc.	9.3%
Cousins Properties, Inc.	9.3%
SL Green Realty Corp.	8.8%
Kilroy Realty Corp.	8.1%
Douglas Emmett, Inc.	4.6%
Highwoods Properties, Inc.	4.5%
COPT Defense Properties	4.4%
Simon Property Group, Inc.	4.1%
Realty Income Corp.	4.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Oil Refiners ETF

Ticker: CRAK

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Oil Refiners ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Refiners ETF	$34	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$26,206,545
  Number of Portfolio Holdings26
  Portfolio Turnover Rate15%
  Advisory Fees Paid$15,451

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
99.9%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.1%
Energy		99.9%

Top Ten Holdings (% of Total Net Assets)

Reliance Industries Ltd.	7.9%
Marathon Petroleum Corp.	7.7%
Phillips 66	6.6%
ORLEN SA	6.3%
Valero Energy Corp.	6.3%
SK Innovation Co. Ltd.	5.7%
ENEOS Holdings, Inc.	5.3%
Galp Energia SGPS SA	4.9%
OMV AG	4.7%
Neste Oyj	4.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Oil Services ETF

Ticker: OIH

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Oil Services ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Oil Services ETF	$16	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$932,748,035
  Number of Portfolio Holdings26
  Portfolio Turnover Rate9%
  Advisory Fees Paid$2,032,272

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas Equipment & Services
83.1%
Oil & Gas Drilling
16.9%
Other assets less liabilities
0.0%*
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Oil & Gas Drilling		16.9%
Oil & Gas Equipment & Services		83.1%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings (% of Total Net Assets)

Schlumberger NV	19.3%
Baker Hughes Co.	14.2%
Halliburton Co.	7.0%
Tenaris SA	5.5%
TechnipFMC PLC	5.4%
ChampionX Corp.	4.5%
NOV, Inc.	4.4%
Noble Corp. PLC	4.3%
Cactus, Inc.	4.0%
Weatherford International PLC	3.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Preferred Securities ex Financials ETF

Ticker: PFXF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Preferred Securities ex Financials ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Preferred Securities ex Financials ETF	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,788,737,159
  Number of Portfolio Holdings107
  Portfolio Turnover Rate14%
  Advisory Fees Paid$3,641,050

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Electric Utilities & IPPs
25.1%
Residential & Commercial REITs
18.0%
Aerospace & Defense
13.1%
Telecommunications Services
11.4%
Software & IT Services
7.2%
Food & Tobacco
3.8%
Semiconductors & Semiconductor Equipment
3.3%
Automobiles & Auto Parts
3.1%
Computers Phones & Household Electronics
3.0%
Multiline Utilities
2.9%
Chemicals
2.5%
Real Estate Operations
1.5%
Healthcare Providers & Services
1.1%
Other Investments
3.6%
Other assets less liabilities
0.4%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.4%
Other Investments		3.6%
Healthcare Providers & Services		1.1%
Real Estate Operations		1.5%
Chemicals		2.5%
Multiline Utilities		2.9%
Computers Phones & Household Electronics		3.0%
Automobiles & Auto Parts		3.1%
Semiconductors & Semiconductor Equipment		3.3%
Food & Tobacco		3.8%
Software & IT Services		7.2%
Telecommunications Services		11.4%
Aerospace & Defense		13.1%
Residential & Commercial REITs		18.0%
Electric Utilities & IPPs		25.1%

Top Ten Holdings (% of Total Net Assets)

Boeing Co., 6.00%, 10/15/2027	13.1%
Microchip Technology, Inc., 7.50%, 3/15/2028	3.3%
NextEra Energy, Inc., 7.30%, 6/1/2027	3.2%
Hewlett Packard Enterprise Co., 7.62%, 9/1/2027	3.0%
NextEra Energy, Inc., 6.93%, 9/1/2025	2.7%
Albemarle Corp., 7.25%, 3/1/2027	2.5%
MicroStrategy, Inc., 8.00% (Perpetual)	2.4%
AT&T, Inc., 4.75% (Perpetual)	2.2%
NextEra Energy, Inc., 7.23%, 11/1/2027	2.2%
PG&E Corp., 6.00%, 12/1/2027	2.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Rare Earth and Strategic Metals ETF

Ticker: REMX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Rare Earth and Strategic Metals ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Rare Earth and Strategic Metals ETF	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$308,020,931
  Number of Portfolio Holdings23
  Portfolio Turnover Rate27%
  Advisory Fees Paid$631,089

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
99.8%
Other assets less liabilities
0.2%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.2%
Materials		99.8%

Top Ten Holdings (% of Total Net Assets)

China Northern Rare Earth Group High-Tech Co. Ltd.	7.6%
MP Materials Corp.	7.6%
Albemarle Corp.	7.5%
Lynas Rare Earths Ltd.	6.9%
Sociedad Quimica y Minera de Chile SA	6.6%
AMG Critical Materials NV	5.1%
Pilbara Minerals Ltd.	5.1%
Jinduicheng Molybdenum Co. Ltd.	4.9%
Ganfeng Lithium Group Co. Ltd.	4.7%
IperionX Ltd.	4.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Russia ETF

Ticker: RSX

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Russia ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia ETF	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$32,794,301
  Number of Portfolio Holdings29
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Money Market Fund
100.5%
Liabilities in excess of other assets *
(0.5)%
-20
0
20
40
60
80
100
120

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(0.5)%
Money Market Fund		100.5%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Russia Small-Cap ETF

Ticker: RSXJ

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Russia Small-Cap ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Russia Small-Cap ETF	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$345,868
  Number of Portfolio Holdings22
  Portfolio Turnover Rate-%
  Advisory Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Money Market Fund
113.9%
Liabilities in excess of other assets *
(13.9)%
-40
-20
0
20
40
60
80
100
120
140

Value	Value	Value
Liabilities in excess of other assetsFootnote Reference*		(13.9)%
Money Market Fund		113.9%
Footnote	Description
Footnote*	Includes securities fair valued at zero.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Steel ETF

Ticker: SLX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Steel ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Steel ETF	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$71,225,294
  Number of Portfolio Holdings25
  Portfolio Turnover Rate17%
  Advisory Fees Paid$146,495

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Materials
85.8%
Industrials
9.0%
Energy
5.1%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Value	Value	Value
Other assets less liabilities		0.1%
Energy		5.1%
Industrials		9.0%
Materials		85.8%

Top Ten Holdings (% of Total Net Assets)

Rio Tinto PLC	10.6%
Vale SA	8.4%
Nucor Corp.	5.7%
Worthington Steel, Inc.	5.3%
ArcelorMittal SA	5.1%
Tenaris SA	5.1%
Reliance, Inc.	5.0%
POSCO Holdings, Inc.	5.0%
Carpenter Technology Corp.	4.9%
Steel Dynamics, Inc.	4.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Uranium and Nuclear ETF

Ticker: NLR

Principal U.S. Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Uranium and Nuclear ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Uranium and Nuclear ETF	$31	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,702,823,194
  Number of Portfolio Holdings26
  Portfolio Turnover Rate30%
  Advisory Fees Paid$2,757,524

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
48.1%
Utilities
32.9%
Industrials
18.9%
Other assets less liabilities
0.1%
0
10
20
30
40
50

Value	Value	Value
Other assets less liabilities		0.1%
Industrials		18.9%
Utilities		32.9%
Energy		48.1%

Top Ten Holdings (% of Total Net Assets)

Constellation Energy Corp.	8.1%
Cameco Corp.	7.2%
BWX Technologies, Inc.	5.9%
Public Service Enterprise Group, Inc.	5.6%
Centrus Energy Corp.	4.8%
Denison Mines Corp.	4.6%
Uranium Energy Corp.	4.5%
NAC Kazatomprom JSC	4.4%
NexGen Energy Ltd.	4.3%
PG&E Corp.	4.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Vietnam ETF

Ticker: VNM

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the VanEck Vietnam ETF (the "Fund") for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Vietnam ETF	$37	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$421,757,067
  Number of Portfolio Holdings49
  Portfolio Turnover Rate14%
  Advisory Fees Paid$989,234

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
29.5%
Real Estate
28.3%
Consumer Staples
18.0%
Materials
11.7%
Industrials
9.6%
Energy
1.7%
Utilities
1.1%
Other assets less liabilities
0.1%
0
5
10
15
20
25
30

Value	Value	Value
Other assets less liabilities		0.1%
Utilities		1.1%
Energy		1.7%
Industrials		9.6%
Materials		11.7%
Consumer Staples		18.0%
Real Estate		28.3%
Financials		29.5%

Top Ten Holdings (% of Total Net Assets)

Vinhomes JSC	8.1%
Vingroup JSC	8.1%
Hoa Phat Group JSC	7.0%
Vietnam Dairy Products JSC	6.5%
Bank for Foreign Trade of Vietnam JSC	5.9%
SSI Securities Corp.	5.5%
Masan Group Corp.	5.1%
VNDirect Securities Corp.	3.4%
Vietcap Securities JSC	3.2%
VIX Securities JSC	3.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

MOO	|	Agribusiness ETF
CMCI	|	CMCI Commodity Strategy ETF
GDX	|	Gold Miners ETF
GMET	|	Green Metals ETF
GDXJ	|	Junior Gold Miners ETF
SMOG	|	Low Carbon Energy ETF
HAP	|	Natural Resources ETF
CRAK	|	Oil Refiners ETF
OIH	|	Oil Services ETF
REMX	|	Rare Earth and Strategic Metals ETF
SLX	|	Steel ETF
NLR	|	Uranium and Nuclear ETF

800.826.2333	vaneck.com

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 2.4%
Dyno Nobel Ltd.	3,621,694	$6,383,050
Treasury Wine Estates Ltd. †	1,807,916	9,262,422
		15,645,472
Brazil: 3.4%
Rumo SA	2,402,500	8,156,751
Yara International ASA (NOK)	369,566	13,583,664
		21,740,415
Canada: 5.8%
Nutrien Ltd. (USD) †	647,218	37,693,976

China: 4.1%
China Mengniu Dairy Co.Ltd. (HKD)	5,381,000	11,091,350
Wilmar International Ltd. (SGD)	6,954,800	15,672,416
		26,763,766
Denmark: 1.3%
Bakkafrost P/F (NOK)	115,400	5,173,656
Schouw & Co. A/S	31,736	3,009,273
		8,182,929
Germany: 7.3%
Bayer AG	1,325,100	39,782,700
K+S AG	394,408	7,209,491
		46,992,191
Indonesia: 0.4%
Golden Agri-Resources Ltd. (SGD)	11,827,800	2,321,635

Israel: 1.2%
ICL Group Ltd. (USD) †	1,103,291	7,590,642

Japan: 5.7%
Kubota Corp. †	2,086,900	23,462,078
Maruha Nichiro Corp.	109,900	2,316,151
NH Foods Ltd.	190,100	6,563,314
Nissui Corp.	704,200	4,266,094
		36,607,637
Malaysia: 2.6%
IOI Corp. Bhd	4,660,600	4,141,782
Kuala Lumpur Kepong Bhd	1,038,700	5,106,541
PPB Group Bhd	1,326,600	3,240,870
SD Guthrie Bhd	4,121,000	4,544,049
		17,033,242
Netherlands: 0.4%
OCI NV * †	306,647	2,763,468

Norway: 4.5%
Leroy Seafood Group ASA	632,843	2,992,072
Mowi ASA	1,004,791	19,328,654
Salmar ASA	162,871	7,030,056
		29,350,782
Russia: 0.0%
PhosAgro PJSC ∞	97,916	0
PhosAgro PJSC (USD) (GDR) ∞	1,892	0
PhosAgro PJSC (USD) (GDR) ∞	1	0
		0
	Number of Shares	Value
Singapore: 0.7%
Charoen Pokphand Indonesia Tbk PT (IDR)	16,143,700	$4,673,924

Switzerland: 1.2%
Bucher Industries AG	16,199	8,025,587

Taiwan: 0.6%
Taiwan Fertilizer Co. Ltd.	1,930,000	3,511,699

Thailand: 1.3%
Charoen Pokphand Foods PCL (NVDR)	12,173,000	8,620,584

United Kingdom: 3.0%
CNH Industrial NV (USD)	1,230,061	15,941,590
Genus PLC	119,763	3,357,595
		19,299,185
United States: 54.1%
AGCO Corp. †	96,617	9,967,010
Archer-Daniels-Midland Co.	734,202	38,751,181
Bunge Global SA	226,338	18,170,415
Cal-Maine Foods, Inc.	86,690	8,636,925
CF Industries Holdings, Inc.	281,221	25,872,332
Corteva, Inc.	631,037	47,031,188
Darling Ingredients, Inc. *	331,900	12,592,286
Deere & Co.	99,790	50,742,217
Elanco Animal Health, Inc. * †	681,950	9,738,246
FMC Corp.	207,112	8,646,926
Mosaic Co.	608,187	22,186,662
Neogen Corp. * †	337,377	1,612,662
Pilgrim’s Pride Corp. *	110,579	4,973,843
Toro Co.	147,408	10,418,797
Tyson Foods, Inc.	570,991	31,941,236
Zoetis, Inc.	312,488	48,732,504
		350,014,430
Total Common Stocks (Cost: $812,257,983)		646,831,564

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.8%
Money Market Fund: 4.8% (Cost: $31,216,997)
State Street Navigator Securities Lending Government Money Market Portfolio	31,216,997	31,216,997
Total Investments: 104.8% (Cost: $843,474,980)		678,048,561
Liabilities in excess of other assets: (4.8)%		(31,234,830)
NET ASSETS: 100.0%		$646,813,731

See Notes to Financial Statements

3

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $70,067,541.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$15,645,472	$—	$15,645,472
Brazil	8,156,751	13,583,664	—	21,740,415
Canada	37,693,976	—	—	37,693,976
China	—	26,763,766	—	26,763,766
Denmark	—	8,182,929	—	8,182,929
Germany	—	46,992,191	—	46,992,191
Indonesia	2,321,635	—	—	2,321,635
Israel	7,590,642	—	—	7,590,642
Japan	—	36,607,637	—	36,607,637
Malaysia	5,106,541	11,926,701	—	17,033,242
Netherlands	—	2,763,468	—	2,763,468
Norway	7,030,056	22,320,726	—	29,350,782
Russia	—	—	0	0
Singapore	—	4,673,924	—	4,673,924
Switzerland	—	8,025,587	—	8,025,587
Taiwan	—	3,511,699	—	3,511,699
Thailand	—	8,620,584	—	8,620,584
United Kingdom	15,941,590	3,357,595	—	19,299,185
United States	350,014,430	—	—	350,014,430
Money Market Fund	31,216,997	—	—	31,216,997
Total Investments	$465,072,618	$212,975,943	$0	$678,048,561

See Notes to Financial Statements

4

VANECK CMCI COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 99.6%
United States Treasury Obligations: 97.6%
United States Treasury Bills
4.13%, 10/02/25 #	$100	$98,910
4.15%, 09/11/25 #	25	24,788
4.15%, 09/18/25	100	99,075
4.16%, 09/04/25 #	325	322,507
4.19%, 07/31/25	150	149,482
4.20%, 11/20/25	100	98,372
4.21%, 07/17/25	125	124,770
4.21%, 12/04/25 #	45	44,200
4.22%, 07/24/25 #	275	274,269
4.22%, 08/28/25	275	273,086
4.23%, 08/07/25	250	248,909
4.24%, 10/16/25	75	74,067
4.27%, 08/14/25	250	248,686
4.28%, 08/21/25 #	350	347,864
		2,428,985

	Number of Shares	Value
Money Market Fund: 2.0%
Invesco Treasury Portfolio - Institutional Class	50,678	50,678
Total Short-Term Investments: 99.6% (Cost: $2,479,980)		2,479,663
Other assets less liabilities: 0.4%		9,519
NET ASSETS: 100.0%		$2,489,182

Total Return Swap Contracts
Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
UBS Constant Maturity Commodity Index Total Return	$2,483,000	UBS	4.79%(a)	Monthly	08/01/25	$5,217	0.2%

Footnotes:

#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $391,454.
(a)	The rate shown reflects the rate in effect at June 30, 2025: Secured Overnight Financing Rate + 0.40%.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$2,428,985	$—	$2,428,985
Money Market Fund	50,678	—	—	50,678
Total Investments	$50,678	$2,428,985	$—	$2,479,663
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$5,217	$—	$5,217

See Notes to Financial Statements

5

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 10.6%
Bellevue Gold Ltd. *	45,039,796	$27,027,679
Capricorn Metals Ltd. *	13,146,724	83,381,887
Catalyst Metals Ltd. *	7,708,247	26,566,649
Emerald Resources NL * †	20,046,112	52,093,115
Evolution Mining Ltd. †	60,659,133	314,465,653
Genesis Minerals Ltd. * †	34,466,723	98,666,473
Gold Road Resources Ltd.	33,126,672	71,658,353
Northern Star Resources Ltd. †	43,594,255	536,191,263
Pantoro Gold Ltd. *	12,025,793	24,321,569
Perseus Mining Ltd.	41,535,714	93,934,096
Ramelius Resources Ltd. †	35,339,121	59,253,570
Regis Resources Ltd. *	23,036,008	67,324,536
Resolute Mining Ltd. *	64,919,121	26,335,116
Vault Minerals Ltd. *	207,421,396	58,067,992
West African Resources Ltd. *	34,757,602	52,572,063
Westgold Resources Ltd. †	28,757,370	54,787,024
		1,646,647,038
Brazil: 8.0%
Wheaton Precious Metals Corp. (USD) †	13,844,939	1,243,275,522

Burkina Faso: 0.8%
IAMGOLD Corp. (USD) *	17,536,300	128,891,805

Canada: 43.9%
Agnico Eagle Mines Ltd. (USD) †	15,422,509	1,834,198,995
Alamos Gold, Inc. (USD)	12,823,913	340,603,129
Allied Gold Corp. *	3,532,302	47,321,715
Aya Gold & Silver, Inc. * †	3,990,593	35,826,137
B2Gold Corp. (USD) †	40,291,813	145,453,445
Barrick Mining Corp. (USD)	52,453,835	1,092,088,845
Discovery Silver Corp. *	24,534,765	53,582,704
Dundee Precious Metals, Inc. †	5,143,564	82,477,963
Endeavour Silver Corp. (USD) * †	8,832,000	43,453,440
Equinox Gold Corp. *	10,175,612	58,615,105
Equinox Gold Corp. (USD) *	12,877,132	74,043,509
First Majestic Silver Corp. (USD) †	14,776,190	122,199,091
Fortuna Mining Corp. (USD) * †	9,346,671	61,127,228
Franco-Nevada Corp. (USD)	5,876,990	963,356,201
G Mining Ventures Corp. * †	6,889,110	89,767,956
K92 Mining, Inc. *	7,343,642	82,666,428
Kinross Gold Corp. (USD)	37,407,375	584,677,271
MAG Silver Corp. (USD)	3,154,818	66,661,304
New Gold, Inc. (USD) *	24,131,424	119,450,549
OceanaGold Corp. †	7,095,433	99,944,465
OR Royalties, Inc. (USD) †	5,716,353	146,967,436
Pan American Silver Corp. (USD)	11,043,885	313,646,334
Sandstorm Gold Ltd. (USD)	8,939,172	84,028,217
Silvercorp Metals, Inc. (USD) †	6,645,948	28,045,901
	Number of Shares	Value
Canada (continued)
SSR Mining, Inc. (USD) *	6,183,134	$78,773,127
Torex Gold Resources, Inc. *	2,628,639	85,572,843
Wesdome Gold Mines Ltd. *	4,580,981	63,687,219
		6,798,236,557
China: 4.7%
Chifeng Jilong Gold Mining Co. Ltd. (HKD)	7,101,800	25,087,516
Zhaojin Mining Industry Co. Ltd. (HKD) †	87,848,000	230,913,918
Zijin Mining Group Co. Ltd. (HKD) †	182,698,000	469,861,669
		725,863,103
Colombia: 0.2%
Aris Mining Corp. (USD) * †	5,431,514	36,499,774

Kyrgyzstan: 0.3%
Centerra Gold, Inc. (CAD)	6,328,655	45,499,528

Mexico: 0.7%
Orla Mining Ltd. (USD) * †	9,953,573	99,734,801

Peru: 0.8%
Cia de Minas Buenaventura SAA (ADR)	7,736,307	127,030,161

South Africa: 6.2%
DRDGOLD Ltd. (ADR) †	2,636,259	35,141,333
Gold Fields Ltd. (ADR)	27,293,799	646,044,222
Harmony Gold Mining Co. Ltd. (ADR) †	19,355,397	270,394,896
		951,580,451
Turkey: 0.8%
Eldorado Gold Corp. (USD) *	6,265,270	127,435,592

United Kingdom: 5.9%
Anglogold Ashanti PLC (USD)	14,342,514	653,588,363
Endeavour Mining PLC (CAD)	7,378,675	227,065,272
Pan African Resources PLC (ZAR) †	61,878,057	38,754,384
		919,408,019
United States: 17.0%
Coeur Mining, Inc. *	19,505,874	172,822,043
Hecla Mining Co.	19,288,218	115,536,426
Newmont Corp.	33,952,181	1,978,054,065
Royal Gold, Inc.	2,006,862	356,900,338
		2,623,312,872
Total Common Stocks (Cost: $10,113,943,612)		15,473,415,223

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $62,629,788)
State Street Navigator Securities Lending Government Money Market Portfolio	62,629,788	62,629,788

See Notes to Financial Statements

6

	Number of Shares	Value
Total Investments: 100.3% (Cost: $10,176,573,400)		$15,536,045,011
Liabilities in excess of other assets: (0.3)%		(50,295,071)
NET ASSETS: 100.0%		$15,485,749,940

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
HKD	Hong Kong Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $798,701,639.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,646,647,038	$—	$1,646,647,038
Brazil	1,243,275,522	—	—	1,243,275,522
Burkina Faso	128,891,805	—	—	128,891,805
Canada	6,798,236,557	—	—	6,798,236,557
China	—	725,863,103	—	725,863,103
Colombia	36,499,774	—	—	36,499,774
Kyrgyzstan	45,499,528	—	—	45,499,528
Mexico	99,734,801	—	—	99,734,801
Peru	127,030,161	—	—	127,030,161
South Africa	951,580,451	—	—	951,580,451
Turkey	127,435,592	—	—	127,435,592
United Kingdom	880,653,635	38,754,384	—	919,408,019
United States	2,623,312,872	—	—	2,623,312,872
Money Market Fund	62,629,788	—	—	62,629,788
Total Investments	$13,124,780,486	$2,411,264,525	$—	$15,536,045,011

See Notes to Financial Statements

7

VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 11.8%
Glencore PLC (GBP)	377,893	$1,470,045
IGO Ltd.	28,964	79,457
Iluka Resources Ltd.	26,080	65,153
Liontown Resources Ltd. * †	117,068	53,851
Lynas Rare Earths Ltd. *	45,113	256,060
Pilbara Minerals Ltd. * †	187,297	164,291
Sandfire Resources Ltd. *	22,139	163,776
		2,252,633
Canada: 10.9%
Capstone Copper Corp. *	47,531	291,212
Hudbay Minerals, Inc. (USD)	30,219	320,624
Ivanhoe Mines Ltd. * †	35,992	269,841
Lithium Americas Corp. (USD) * †	15,653	41,950
Teck Resources Ltd. (USD)	28,580	1,154,060
		2,077,687
Chile: 3.7%
Lundin Mining Corp. (CAD) †	44,162	463,466
Sociedad Quimica y Minera de Chile SA (ADR) *	7,244	255,496
		718,962
China: 12.9%
Beijing Easpring Material Technology Co. Ltd.	12,600	77,179
Chengxin Lithium Group Co.Ltd. *	21,600	38,852
China Northern Rare Earth Group High-Tech Co. Ltd.	90,168	313,603
China Rare Earth Resources And Technology Co. Ltd. *	26,500	133,701
Ganfeng Lithium Group Co.Ltd.	30,120	142,063
GEM Co. Ltd.	126,800	112,459
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd.	44,300	98,200
Jiangxi Copper Co. Ltd.	51,803	169,692
MMG Ltd. (HKD) * †	334,400	163,823
Shenghe Resources Holding Co. Ltd.	43,700	80,452
Tianqi Lithium Corp. *	36,800	164,649
Tongling Nonferrous Metals Group Co. Ltd.	262,600	122,627
Western Mining Co. Ltd.	59,400	138,056
Yunnan Chihong Zinc&Germanium Co. Ltd.	127,000	93,831
Yunnan Copper Co. Ltd.	50,000	88,872
Yunnan Tin Co. Ltd.	41,085	87,830
Zangge Mining Co. Ltd.	39,200	233,711
Zhejiang Huayou Cobalt Co. Ltd.	42,030	217,339
		2,476,939
Germany: 1.1%
Aurubis AG	2,056	213,366

Indonesia: 3.8%
Amman Mineral Internasional PT *	1,145,700	597,392
	Number of Shares	Value
Indonesia (continued)
Merdeka Copper Gold Tbk PT *	1,139,500	$141,258
		738,650
Japan: 3.1%
Mitsubishi Materials Corp. †	6,900	108,701
Sumitomo Metal Mining Co. Ltd.	19,300	474,199
		582,900
Liechtenstein: 4.2%
Antofagasta PLC (GBP)	31,969	793,509

Mexico: 10.6%
Grupo Mexico SAB de CV	213,400	1,283,879
Southern Copper Corp. (USD)	7,354	744,004
		2,027,883
Poland: 1.8%
KGHM Polska Miedz SA *	9,479	338,387

Russia: 0.0%
GMK Norilskiy Nickel PAO *∞	440,500	0
GMK Norilskiy Nickel PAO (ADR) *∞	2	0
		0
South Africa: 16.0%
Anglo American PLC (GBP)	44,592	1,312,275
Impala Platinum Holdings Ltd. *	53,390	477,900
Northam Platinum Holdings Ltd. †	23,620	254,804
Sibanye Stillwater Ltd. (ADR) *	42,953	310,121
Valterra Platinum Ltd.	15,662	694,734
		3,049,834
Sweden: 3.6%
Boliden AB *	21,992	682,226

United Kingdom: 1.4%
Johnson Matthey PLC	11,025	262,441

United States: 11.5%
Albemarle Corp. †	5,772	361,731
Freeport-McMoRan, Inc.	36,054	1,562,941
MP Materials Corp. *	7,747	257,743
		2,182,415
Zambia: 3.5%
First Quantum Minerals Ltd. (CAD) *	37,456	664,024
Total Common Stocks (Cost: $21,730,559)		19,061,856

See Notes to Financial Statements

8

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $91,558)
State Street Navigator Securities Lending Government Money Market Portfolio	91,558	$91,558
Total Investments: 100.4% (Cost: $21,822,117)		19,153,414
Liabilities in excess of other assets: (0.4)%		(80,762)
NET ASSETS: 100.0%		$19,072,652

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $1,666,223.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,252,633	$—	$2,252,633
Canada	2,077,687	—	—	2,077,687
Chile	718,962	—	—	718,962
China	—	2,476,939	—	2,476,939
Germany	—	213,366	—	213,366
Indonesia	—	738,650	—	738,650
Japan	—	582,900	—	582,900
Liechtenstein	—	793,509	—	793,509
Mexico	2,027,883	—	—	2,027,883
Poland	—	338,387	—	338,387
Russia	—	—	0	0
South Africa	564,925	2,484,909	—	3,049,834
Sweden	—	682,226	—	682,226
United Kingdom	—	262,441	—	262,441
United States	2,182,415	—	—	2,182,415
Zambia	664,024	—	—	664,024
Money Market Fund	91,558	—	—	91,558
Total Investments	$8,327,454	$10,825,960	$0	$19,153,414

See Notes to Financial Statements

9

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 16.9%
Alkane Resources Ltd. * †	14,579,930	$6,888,093
Aurelia Metals Ltd. *	44,102,459	5,491,485
Australian Strategic Materials Ltd. *	1	0
Bellevue Gold Ltd. *	26,781,407	16,071,105
Capricorn Metals Ltd. * †	11,943,042	75,747,645
Emerald Resources NL * †	14,311,117	37,189,788
Evolution Mining Ltd. †	55,405,494	287,230,034
Firefinch Ltd. †∞	54,133,739	3,441,225
Genesis Minerals Ltd. * †	21,621,713	61,895,590
Gold Road Resources Ltd.	28,666,044	62,009,293
Greatland Resources Ltd. *	313,758	1,461,968
Kingsgate Consolidated Ltd. * †	8,501,390	12,697,864
Ora Banda Mining Ltd. *	39,763,840	20,286,933
Perseus Mining Ltd.	33,776,471	76,386,366
Ramelius Resources Ltd. †	22,552,932	37,814,798
Regis Resources Ltd. *	16,944,118	49,520,511
Resolute Mining Ltd. *	52,666,629	21,364,765
Spartan Resources Ltd. *	22,402,944	29,502,124
Vault Minerals Ltd. *	166,030,152	46,480,439
West African Resources Ltd. *	25,189,887	38,100,566
Westgold Resources Ltd. †	21,152,393	40,298,423
		929,879,015
Burkina Faso: 2.2%
IAMGOLD Corp. (USD) *	16,311,457	119,889,209

Canada: 50.9%
Alamos Gold, Inc. (USD)	14,426,874	383,177,773
Arizona Metals Corp. * †	4,507,449	3,303,370
Artemis Gold, Inc. *	5,232,289	94,982,630
Aya Gold & Silver, Inc. * †	3,669,133	32,940,183
B2Gold Corp. (USD) † ‡	77,932,674	281,336,953
Centerra Gold, Inc. (USD)	5,398,770	38,925,132
Dakota Gold Corp. (USD) *	3,099,964	11,438,867
Discovery Silver Corp. *	18,382,295	40,146,016
Dundee Precious Metals, Inc.	3,321,173	53,255,599
Endeavour Silver Corp. (USD) * †	7,544,394	37,118,418
Equinox Gold Corp. *	9,174,882	52,850,548
Equinox Gold Corp. (USD) * †	12,227,868	70,310,241
First Majestic Silver Corp. (USD)	13,576,621	112,278,656
Fortuna Mining Corp. (USD) * †	8,707,001	56,943,787
G Mining Ventures Corp. *	4,319,847	56,289,395
Gold Royalty Corp. (USD) * †	4,610,531	10,189,274
GoldMining, Inc. (USD) *	6,465,498	4,655,159
K92 Mining, Inc. *	6,016,025	67,721,615
Lundin Gold, Inc. †	2,862,768	150,848,677
MAG Silver Corp. (USD)	2,354,642	49,753,585
McEwen Mining, Inc. (USD) * †	1,513,568	14,545,388
Metalla Royalty & Streaming Ltd. (USD) *	2,410,869	9,257,737
New Found Gold Corp. * †	4,361,516	6,233,020
	Number of Shares	Value
Canada (continued)
New Gold, Inc. (USD) *	21,404,941	$105,954,458
NorthX Nickel Corp. * †	179,304	15,769
Novagold Resources, Inc. (USD) *	5,537,245	22,647,332
OceanaGold Corp.	6,535,522	92,057,705
OR Royalties, Inc. (USD) †	4,383,911	112,710,352
Pan American Silver Corp. (USD)	12,690,572	360,412,245
Prime Mining Corp. * †	3,771,896	5,915,616
Sandstorm Gold Ltd. (USD)	7,155,623	67,262,856
Seabridge Gold, Inc. (USD) *	2,420,826	35,150,394
Silvercorp Metals, Inc. (USD) †	6,611,869	27,902,087
Skeena Resources Ltd. (USD) * †	2,372,098	37,763,800
SSR Mining, Inc. (USD) *	6,153,143	78,391,042
Sulliden Mining Capital, Inc. *	1,689,990	30,964
Torex Gold Resources, Inc. *	2,160,910	70,346,370
Triple Flag Precious Metals Corp. (USD) †	2,185,857	51,782,952
Victoria Gold Corp. * †∞	1,722,275	1
Vizsla Silver Corp. (USD) * †	8,448,275	24,837,929
Wesdome Gold Mines Ltd. *	4,558,738	63,377,985
		2,795,061,880
China: 2.9%
Wanguo Gold Group Ltd. (HKD) †	10,010,000	40,284,498
Zhaojin Mining Industry Co.Ltd. (HKD) †	44,669,700	117,417,078
		157,701,576
Colombia: 0.5%
Aris Mining Corp. (USD) *	4,498,259	30,228,301

Indonesia: 0.9%
Bumi Resources Minerals Tbk PT *	1,964,106,500	48,142,114

Jersey, Channel Islands: 0.1%
Caledonia Mining Corp. PLC (USD)	451,842	8,729,587

Mexico: 5.9%
Fresnillo PLC (GBP)	6,076,216	120,573,713
Industrias Penoles SAB de CV *	6,292,763	173,790,445
Orla Mining Ltd. (USD) * †	2,788,103	27,936,792
		322,300,950
Peru: 2.3%
Cia de Minas Buenaventura SAA (ADR)	5,530,661	90,813,453
Hochschild Mining PLC (GBP)	10,520,354	37,019,402
		127,832,855
South Africa: 6.2%
DRDGOLD Ltd. (ADR) †	1,254,731	16,725,564
Harmony Gold Mining Co. Ltd. (ADR) †	23,396,095	326,843,447
		343,569,011

See Notes to Financial Statements

10

	Number of Shares	Value
Turkey: 2.2%
Eldorado Gold Corp. (USD) *	4,405,041	$89,598,534
Koza Anadolu Metal Madencilik Isletmeleri AS *	6,143,996	12,988,759
Turk Altin Isletmeleri AS *	31,688,289	19,112,860
		121,700,153
United Kingdom: 2.7%
Endeavour Mining PLC	2,892,737	88,712,980
Greatland Resources Ltd. * †	6,881,831	31,120,686
Pan African Resources PLC	44,175,581	27,695,207
		147,528,873
United States: 6.0%
Aura Minerals, Inc. (BRL) (BDR)	3,392,305	29,883,933
Coeur Mining, Inc. *	17,512,215	155,158,225
GoGold Resources, Inc. (CAD) *	11,481,196	16,828,430
Hecla Mining Co.	15,439,174	92,480,652
i-80 Gold Corp. * †	25,994,488	15,555,102
	Number of Shares	Value
United States (continued)
Perpetua Resources Corp. * †	1,533,810	$18,620,453
		328,526,795
Total Common Stocks (Cost: $3,681,512,348)		5,481,090,319

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2%
Money Market Fund: 1.2% (Cost: $65,479,043)
State Street Navigator Securities Lending Government Money Market Portfolio	65,479,043	65,479,043
Total Investments: 100.9% (Cost: $3,746,991,391)		5,546,569,362
Liabilities in excess of other assets: (0.9)%		(52,035,550)
NET ASSETS: 100.0%		$5,494,533,812

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $404,165,873.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Transactions in securities of affiliates for the period ended June 30, 2025 were as follows:

	Value 12/31/2024	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2025	Dividend Income
B2Gold Corp.	$221,002,959	$28,922,096	$(64,726,585)	$(1,126,457)	$97,264,940	$281,336,953	$3,285,669
Harmony Gold Mining Co. Ltd.	263,223,043	36,137,575	(148,321,774)	80,375,541	95,429,062	–(a)	2,904,651
Total	$484,226,002	$65,059,671	$(213,048,359)	$79,249,084	$192,694,002	$281,336,953	$6,190,320

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

11

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$6,953,453	$919,484,337	$3,441,225	$929,879,015
Burkina Faso	119,889,209	—	—	119,889,209
Canada	2,795,061,879	—	1	2,795,061,880
China	—	157,701,576	—	157,701,576
Colombia	30,228,301	—	—	30,228,301
Indonesia	—	48,142,114	—	48,142,114
Jersey, Channel Islands	8,729,587	—	—	8,729,587
Mexico	201,727,237	120,573,713	—	322,300,950
Peru	90,813,453	37,019,402	—	127,832,855
South Africa	343,569,011	—	—	343,569,011
Turkey	89,598,534	32,101,619	—	121,700,153
United Kingdom	58,815,893	88,712,980	—	147,528,873
United States	328,526,795	—	—	328,526,795
Money Market Fund	65,479,043	—	—	65,479,043
Total Investments	$4,139,392,395	$1,403,735,741	$3,441,226	$5,546,569,362

See Notes to Financial Statements

12

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Austria: 0.7%
Verbund AG	10,598	$811,372

Brazil: 3.9%
Centrais Eletricas Brasileiras SA (ADR) †	405,140	3,010,190
Cia Energetica de Minas Gerais (ADR)	486,911	954,345
Cia Paranaense de Energia - Copel (ADR)	75,659	690,767
		4,655,302
Canada: 3.8%
Boralex, Inc. †	28,618	663,594
Brookfield Renewable Corp. (USD) †	41,301	1,353,847
Innergex Renewable Energy, Inc. †	53,244	535,367
Northland Power, Inc. †	77,971	1,221,136
TransAlta Corp. (USD) †	73,822	796,539
		4,570,483
Chile: 0.5%
Enel Americas SA	6,321,628	614,605

China: 16.8%
BYD Co. Ltd. (HKD) †	408,000	6,352,528
China Everbright Environment Group Ltd. (HKD)	1,027,000	500,241
China Longyuan Power Group Corp. Ltd. (HKD) †	696,000	628,034
GCL Technology Holdings Ltd. (HKD) * †	7,372,000	941,594
Li Auto, Inc. (ADR) * †	166,694	4,519,074
NIO, Inc. (ADR) * †	536,060	1,838,686
Xinyi Solar Holdings Ltd. (HKD) †	1,992,000	634,115
XPeng, Inc. (ADR) *	208,876	3,734,703
Zhejiang Leapmotor Technology Co. Ltd. (HKD) 144A *	117,100	818,072
		19,967,047
Denmark: 6.5%
Orsted AS 144A *	48,209	2,069,572
ROCKWOOL A/S	29,361	1,371,442
Vestas Wind Systems A/S	287,874	4,309,141
		7,750,155
Germany: 0.7%
Nordex SE *	41,062	811,941

Ireland: 3.1%
Kingspan Group PLC	42,900	3,642,755

Italy: 7.2%
Enel SpA	866,444	8,194,537
ERG SpA †	18,224	397,092
		8,591,629

Japan: 0.8%
Horiba Ltd. †	12,184	944,943
	Number of Shares	Value
New Zealand: 3.0%
Contact Energy Ltd.	231,278	$1,264,010
Mercury NZ Ltd.	221,087	806,806
Meridian Energy Ltd.	419,550	1,502,658
		3,573,474
Portugal: 0.9%
EDP Renovaveis SA * †	99,870	1,113,626

South Korea: 4.3%
Hanwha Solutions Corp.	32,103	749,232
LG Energy Solution Ltd. *	9,967	2,188,187
Samsung SDI Co. Ltd.	17,231	2,200,069
		5,137,488
Spain: 8.6%
Acciona SA †	8,088	1,453,708
Iberdrola SA †	460,596	8,830,111
		10,283,819
Sweden: 1.9%
Nibe Industrier AB †	536,984	2,276,019

Switzerland: 0.4%
Landis+Gyr Group AG †	7,578	532,383

Taiwan: 0.6%
Simplo Technology Co. Ltd.	52,000	685,616

United Kingdom: 1.7%
Drax Group PLC	100,777	958,879
Johnson Matthey PLC	43,445	1,034,171
		1,993,050
United States: 34.7%
Bloom Energy Corp. * †	46,416	1,110,271
EnerSys	9,632	826,137
Enphase Energy, Inc. *	29,664	1,176,178
First Solar, Inc. * †	27,057	4,479,016
HA Sustainable
Infrastructure Capital, Inc. †	24,274	652,000
Installed Building Products, Inc.	5,610	1,011,595
Lucid Group, Inc. * †	419,764	885,702
NextEra Energy, Inc.	133,721	9,282,912
NEXTracker, Inc. *	29,194	1,587,278
Ormat Technologies, Inc. †	15,106	1,265,278
Owens Corning	21,458	2,950,904
QuantumScape Corp. * †	135,174	908,369
Rivian Automotive, Inc. * †	264,880	3,639,451
Sunrun, Inc. * †	44,919	367,437
Tesla, Inc. *	29,904	9,499,305
TopBuild Corp. *	5,245	1,698,016
		41,339,849
Total Common Stocks (Cost: $151,614,354)		119,295,556

See Notes to Financial Statements

13

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.7%
Money Market Fund: 5.7% (Cost: $6,739,865)
State Street Navigator Securities Lending Government Money Market Portfolio	6,739,865	$6,739,865
Total Investments: 105.8% (Cost: $158,354,219)		126,035,421
Liabilities in excess of other assets: (5.8)%		(6,914,639)
NET ASSETS: 100.0%		$119,120,782

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $25,346,670.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,887,644, or 2.4% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$811,372	$—	$811,372
Brazil	4,655,302	—	—	4,655,302
Canada	4,570,483	—	—	4,570,483
Chile	614,605	—	—	614,605
China	10,092,463	9,874,584	—	19,967,047
Denmark	—	7,750,155	—	7,750,155
Germany	—	811,941	—	811,941
Ireland	—	3,642,755	—	3,642,755
Italy	—	8,591,629	—	8,591,629
Japan	—	944,943	—	944,943
New Zealand	1,502,658	2,070,816	—	3,573,474
Portugal	—	1,113,626	—	1,113,626
South Korea	—	5,137,488	—	5,137,488
Spain	—	10,283,819	—	10,283,819
Sweden	—	2,276,019	—	2,276,019
Switzerland	—	532,383	—	532,383
Taiwan	—	685,616	—	685,616
United Kingdom	—	1,993,050	—	1,993,050
United States	41,339,849	—	—	41,339,849
Money Market Fund	6,739,865	—	—	6,739,865
Total Investments	$69,515,225	$56,520,196	$—	$126,035,421

See Notes to Financial Statements

14

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 8.5%
BHP Group Ltd. (ADR) †	98,892	$4,755,716
Evolution Mining Ltd.	83,055	430,569
Fortescue Ltd. †	99,325	994,190
Glencore PLC (GBP)	447,863	1,742,237
Northern Star Resources Ltd.	65,416	804,590
Rio Tinto Ltd. †	13,670	963,585
Rio Tinto PLC (ADR)	48,031	2,801,648
South32 Ltd.	228,368	434,531
Woodside Energy Group Ltd. (ADR) †	30,175	465,600
		13,392,666
Brazil: 4.0%
Centrais Eletricas Brasileiras SA (ADR) †	97,179	722,040
Petroleo Brasileiro SA - Petrobras (ADR)	42,098	485,811
Suzano SA (ADR) †	59,513	560,017
Vale SA (ADR)	182,403	1,771,133
Wheaton Precious Metals Corp. (USD) †	19,273	1,730,716
Yara International ASA (NOK)	27,685	1,017,582
		6,287,299
Canada: 13.3%
Agnico Eagle Mines Ltd. (USD) †	26,622	3,166,154
Alamos Gold, Inc. (USD)	24,510	650,986
Barrick Mining Corp. (USD)	93,978	1,956,622
Cameco Corp. (USD)	21,756	1,614,948
Canadian Natural Resources Ltd. (USD)	31,512	989,477
Enbridge, Inc. (USD)	38,569	1,747,947
Franco-Nevada Corp. (USD)	9,437	1,546,913
Kinross Gold Corp. (USD)	65,943	1,030,689
Northland Power, Inc. †	25,198	394,636
Nutrien Ltd. (USD) †	65,806	3,832,541
Pan American Silver Corp. (USD)	21,575	612,730
Pembina Pipeline Corp. (USD) †	11,147	418,124
Suncor Energy, Inc. (USD)	22,816	854,459
TC Energy Corp. (USD) †	15,678	764,930
Teck Resources Ltd. (USD)	25,507	1,029,973
West Fraser Timber Co. Ltd. (USD) †	4,985	365,401
		20,976,530
China: 0.9%
GCL Technology Holdings Ltd. (HKD) * †	2,818,000	359,931
Wilmar International Ltd. (SGD)	493,864	1,112,907
		1,472,838
Denmark: 0.9%
Orsted AS 144A *	12,770	548,206
Vestas Wind Systems A/S	62,898	941,510
		1,489,716
Finland: 1.0%
Stora Enso Oyj †	46,187	500,378
	Number of Shares	Value
Finland (continued)
UPM-Kymmene Oyj †	38,017	$1,034,554
		1,534,932
France: 1.5%
TotalEnergies SE (ADR) †	39,216	2,407,470

Germany: 2.5%
Bayer AG	131,895	3,959,806

India: 1.2%
Reliance Industries Ltd. (USD) 144A (GDR)	27,649	1,928,019

Israel: 0.0%
Enlight Renewable Energy Ltd. *	1	18

Italy: 0.5%
Eni SpA (ADR) †	22,131	717,487

Japan: 2.2%
JFE Holdings, Inc.	40,664	471,589
Kubota Corp. †	136,100	1,530,111
Nippon Steel Corp.	58,300	1,099,207
Oji Holdings Corp.	82,376	413,433
		3,514,340
Liechtenstein: 0.4%
Antofagasta PLC (GBP)	25,310	628,224

Luxembourg: 0.5%
ArcelorMittal SA (USD) †	26,295	830,396

Mexico: 0.7%
Grupo Mexico SAB de CV	183,164	1,101,970

New Zealand: 0.5%
Contact Energy Ltd. †	73,096	399,494
Meridian Energy Ltd.	124,419	445,618
		845,112
Norway: 1.1%
Equinor ASA (ADR)	19,514	490,582
Mowi ASA	68,561	1,318,873
		1,809,455
Russia: 0.0%
Evraz PLC (GBP) *∞	10,824	0
Gazprom PJSC *∞	125,520	0
GMK Norilskiy Nickel PAO *∞	128,400	0
GMK Norilskiy Nickel PAO (ADR) *∞	17	0
LUKOIL PJSC *∞	3,739	0
Novatek PJSC *∞	19,580	0
Novolipetsk Steel PJSC *∞	26,910	0
PhosAgro PJSC ∞	4,623	0
PhosAgro PJSC (USD) (GDR) ∞	89	0
PhosAgro PJSC (USD) (GDR) ∞	1	0
Polyus PJSC (USD) (GDR) *∞	1,669	0
Rosneft Oil Co. PJSC ∞	13,000	0
Severstal PAO (USD) (GDR) *∞	4,118	0
Surgutneftegas PAO ∞	371,430	0

See Notes to Financial Statements

15

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Russia (continued)
Tatneft PJSC (ADR) *∞	2,680	$0
		0
South Africa: 2.4%
Anglo American PLC (GBP)	49,152	1,446,468
Gold Fields Ltd. (ADR)	41,701	987,063
Harmony Gold Mining Co. Ltd. (ADR)	30,107	420,595
Impala Platinum Holdings Ltd. *	49,098	439,482
Valterra Platinum Ltd. (GBP) *	12,707	557,217
		3,850,825
South Korea: 0.6%
POSCO Holdings, Inc. (ADR) †	18,192	882,130

Spain: 4.1%
Iberdrola SA †	339,906	6,516,357

Sweden: 0.9%
Boliden AB *	17,967	557,364
Holmen AB †	9,150	359,808
Svenska Cellulosa AB SCA †	42,016	542,340
		1,459,512
Taiwan: 0.3%
China Steel Corp.	860,672	553,556

United Kingdom: 7.2%
Anglogold Ashanti PLC (USD)	22,020	1,003,451
BP PLC (ADR)	43,200	1,292,976
CNH Industrial NV (USD)	88,156	1,142,502
Shell PLC (ADR) †	112,242	7,902,959
		11,341,888
United States: 44.8%
AGCO Corp. †	8,114	837,040
Archer-Daniels-Midland Co.	46,321	2,444,822
Bunge Global SA	15,909	1,277,174
CF Industries Holdings, Inc.	17,848	1,642,016
Cheniere Energy, Inc.	3,617	880,812
Chevron Corp.	55,059	7,883,898
ConocoPhillips	17,916	1,607,782
Corteva, Inc.	72,754	5,422,356
Darling Ingredients, Inc. *	27,298	1,035,686
Deere & Co.	15,305	7,782,439
Devon Energy Corp.	10,690	340,049
Diamondback Energy, Inc.	3,194	438,856
	Number of Shares	Value
United States (continued)
EOG Resources, Inc.	6,690	$800,191
Exxon Mobil Corp.	72,925	7,861,315
First Solar, Inc. * †	5,987	991,088
Freeport-McMoRan, Inc.	58,629	2,541,567
Hess Corp.	4,700	651,138
Ingredion, Inc.	9,014	1,222,479
Kinder Morgan, Inc.	29,407	864,566
Louisiana-Pacific Corp.	4,697	403,895
Marathon Petroleum Corp.	4,588	762,113
Mosaic Co.	40,580	1,480,358
Newmont Corp.	46,537	2,711,246
NextEra Energy, Inc.	98,100	6,810,102
Nucor Corp.	8,588	1,112,490
Occidental Petroleum Corp.	11,782	494,962
ONEOK, Inc.	9,194	750,506
Phillips 66	6,174	736,558
Reliance, Inc.	2,308	724,481
Royal Gold, Inc.	2,503	445,134
Schlumberger NV	17,746	599,815
Steel Dynamics, Inc.	7,121	911,559
Targa Resources Corp.	3,023	526,244
The Williams Companies, Inc.	17,421	1,094,213
Toro Co.	12,136	857,772
Tyson Foods, Inc.	35,191	1,968,585
UFP Industries, Inc.	4,262	423,472
Valero Energy Corp.	4,725	635,134
Weyerhaeuser Co.	34,167	877,750
		70,851,663
Total Common Stocks (Cost: $150,203,340)		158,352,209

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.5%
Money Market Fund: 6.5% (Cost: $10,254,286)
State Street Navigator Securities Lending Government Money Market Portfolio	10,254,286	10,254,286
Total Investments: 106.5% (Cost: $160,457,626)		168,606,495
Liabilities in excess of other assets: (6.5)%		(10,290,797)
NET ASSETS: 100.0%		$158,315,698

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Financial Statements

16

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $33,544,997.
*	Non-income producing
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,476,225, or 1.6% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$8,022,964	$5,369,702	$—	$13,392,666
Brazil	5,269,717	1,017,582	—	6,287,299
Canada	20,976,530	—	—	20,976,530
China	—	1,472,838	—	1,472,838
Denmark	—	1,489,716	—	1,489,716
Finland	—	1,534,932	—	1,534,932
France	2,407,470	—	—	2,407,470
Germany	—	3,959,806	—	3,959,806
India	—	1,928,019	—	1,928,019
Israel	—	18	—	18
Italy	717,487	—	—	717,487
Japan	—	3,514,340	—	3,514,340
Liechtenstein	—	628,224	—	628,224
Luxembourg	830,396	—	—	830,396
Mexico	1,101,970	—	—	1,101,970
New Zealand	445,618	399,494	—	845,112
Norway	490,582	1,318,873	—	1,809,455
Russia	—	—	0	0
South Africa	1,964,875	1,885,950	—	3,850,825
South Korea	882,130	—	—	882,130
Spain	—	6,516,357	—	6,516,357
Sweden	—	1,459,512	—	1,459,512
Taiwan	—	553,556	—	553,556
United Kingdom	11,341,888	—	—	11,341,888
United States	70,851,663	—	—	70,851,663
Money Market Fund	10,254,286	—	—	10,254,286
Total Investments	$135,557,576	$33,048,919	$0	$168,606,495

See Notes to Financial Statements

17

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 3.3%
Ampol Ltd.	50,999	$860,651

Austria: 4.8%
OMV AG	22,942	1,243,269

Finland: 4.7%
Neste Oyj †	91,507	1,235,800

Greece: 2.1%
Motor Oil Hellas Corinth Refineries SA	20,036	556,714

Hungary: 4.5%
MOL Hungarian Oil & Gas PLC	135,284	1,174,245

India: 7.9%
Reliance Industries Ltd. (USD) 144A (GDR)	29,792	2,077,454

Japan: 12.6%
Cosmo Energy Holdings Co. Ltd.	18,400	785,262
ENEOS Holdings, Inc.	279,000	1,378,743
Idemitsu Kosan Co. Ltd. †	189,540	1,145,941
		3,309,946
Poland: 6.3%
ORLEN SA	72,600	1,650,357

Portugal: 4.9%
Galp Energia SGPS SA	70,915	1,293,639

Saudi Arabia: 1.7%
S-Oil Corp. (KRW)	9,841	436,351

South Korea: 10.2%
HD Hyundai Co. Ltd.	12,318	1,180,295
SK Innovation Co. Ltd.	16,503	1,495,919
		2,676,214
	Number of Shares	Value
Taiwan: 2.4%
Formosa Petrochemical Corp.	517,000	$637,300

Thailand: 2.1%
Bangchak Corp. PCL (NVDR)	269,800	253,345
Thai Oil PCL (NVDR)	370,300	308,006
		561,351
Turkey: 3.7%
Turkiye Petrol Rafinerileri AS	272,968	960,479

United States: 28.7%
Calumet, Inc. * †	18,538	292,066
HF Sinclair Corp.	29,305	1,203,849
Marathon Petroleum Corp.	12,213	2,028,702
Par Pacific Holdings, Inc. *	10,883	288,726
PBF Energy, Inc.	14,989	324,812
Phillips 66	14,548	1,735,576
Valero Energy Corp.	12,188	1,638,311
		7,512,042
Total Common Stocks (Cost: $27,273,295)		26,185,812

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $25,488)
State Street Navigator Securities Lending Government Money Market Portfolio	25,488	25,488
Total Investments: 100.0% (Cost: $27,298,783)		26,211,300
Liabilities in excess of other assets: 0.0%		(4,755)
NET ASSETS: 100.0%		$26,206,545

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $537,544.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,077,454, or 7.9% of net assets.

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$860,651	$—	$860,651
Austria	—	1,243,269	—	1,243,269
Finland	—	1,235,800	—	1,235,800
Greece	—	556,714	—	556,714
Hungary	—	1,174,245	—	1,174,245
India	—	2,077,454	—	2,077,454
Japan	—	3,309,946	—	3,309,946
Poland	—	1,650,357	—	1,650,357
Portugal	—	1,293,639	—	1,293,639
Saudi Arabia	—	436,351	—	436,351
South Korea	—	2,676,214	—	2,676,214
Taiwan	—	637,300	—	637,300
Thailand	—	561,351	—	561,351
Turkey	—	960,479	—	960,479
United States	7,512,042	—	—	7,512,042
Money Market Fund	25,488	—	—	25,488
Total Investments	$7,537,530	$18,673,770	$—	$26,211,300

See Notes to Financial Statements

19

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Bermuda: 3.7%
Valaris Ltd. (USD) * †	815,919	$34,358,349

Netherlands: 5.8%
Core Laboratories, Inc. (USD) †	292,731	3,372,261
Tenaris SA (ADR)	1,366,692	51,114,281
		54,486,542
Switzerland: 3.3%
Transocean Ltd. (USD) * †	11,741,543	30,410,597

United Kingdom: 5.4%
TechnipFMC PLC (USD)	1,460,452	50,297,967

United States: 81.8%
Baker Hughes Co.	3,451,435	132,328,018
Cactus, Inc.	854,923	37,377,233
ChampionX Corp.	1,703,326	42,310,618
Expro Group Holdings NV *	1,231,797	10,581,136
Halliburton Co.	3,205,126	65,320,468
Helix Energy Solutions Group, Inc. *	1,922,791	11,998,216
Helmerich & Payne, Inc. †	1,201,441	18,213,846
Innovex International, Inc. * †	625,201	9,765,640
Liberty Energy, Inc.	1,859,341	21,345,235
Nabors Industries Ltd. * †	224,511	6,290,798
Noble Corp. PLC †	1,528,147	40,572,303
	Number of Shares	Value
United States (continued)
NOV, Inc. †	3,334,034	$41,442,043
Oceaneering International, Inc. *	1,215,675	25,188,786
Patterson-UTI Energy, Inc. †	4,586,873	27,200,157
ProPetro Holding Corp. *	962,735	5,747,528
RPC, Inc. †	1,732,576	8,195,084
Schlumberger NV	5,320,240	179,824,112
Select Water Solutions, Inc. †	1,529,057	13,211,052
Tidewater, Inc. * †	637,778	29,420,699
Weatherford International PLC	730,695	36,761,265
		763,094,237
Total Common Stocks (Cost: $1,508,461,395)		932,647,692

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $1,394,948)
State Street Navigator Securities Lending Government Money Market Portfolio	1,394,948	1,394,948
Total Investments: 100.1% (Cost: $1,509,856,343)		934,042,640
Liabilities in excess of other assets: (0.1)%		(1,294,605)
NET ASSETS: 100.0%		$932,748,035

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $118,394,387.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$932,647,692	$—	$—	$932,647,692
Money Market Fund	1,394,948	—	—	1,394,948
Total Investments	$934,042,640	$—	$—	$934,042,640

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

20

VANECK RARE EARTH AND STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 21.3%
AVZ Minerals Ltd. ∞	52,906,510	$1,525,581
Iluka Resources Ltd. †	5,497,724	13,734,355
Liontown Resources Ltd. * †	29,043,951	13,360,086
Lynas Rare Earths Ltd. *	3,753,543	21,304,990
Pilbara Minerals Ltd. * †	17,801,857	15,615,203
		65,540,215
Canada: 7.6%
Lithium Americas Corp. (USD) * †	3,999,991	10,719,976
Lithium Argentina AG (USD) * †	3,129,894	6,510,180
Sigma Lithium Corp. (USD) * †	1,345,851	6,056,329
		23,286,485
Chile: 6.6%
Sociedad Quimica y Minera de Chile SA (ADR) * †	574,856	20,275,171

China: 30.4%
Baoji Titanium Industry Co. Ltd.	3,042,551	13,357,635
China Northern Rare Earth Group High-Tech Co. Ltd.	6,774,212	23,560,601
Ganfeng Lithium Group Co. Ltd. (HKD) 144A †	4,996,040	14,557,820
Jinduicheng Molybdenum Co. Ltd.	9,947,765	15,202,496
Shenghe Resources Holding Co. Ltd.	7,188,431	13,234,006
Xiamen Tungsten Co. Ltd.	4,660,616	13,618,855
		93,531,413
	Number of Shares	Value
France: 3.8%
Eramet SA †	219,673	$11,856,081

Germany: 2.6%
Vulcan Energy Resources Ltd. (AUD) * †	3,417,977	8,167,722

Netherlands: 5.1%
AMG Critical Materials NV †	609,167	15,624,044

United States: 22.4%
Albemarle Corp. †	369,330	23,145,911
IperionX Ltd. (AUD) * †	4,642,768	14,483,011
MP Materials Corp. * †	703,846	23,416,956
Tronox Holdings PLC	1,580,291	8,012,075
		69,057,953
Total Common Stocks (Cost: $408,289,176)		307,339,084

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.5%
Money Market Fund: 7.5% (Cost: $23,096,853)
State Street Navigator Securities Lending Government Money Market Portfolio	23,096,853	23,096,853
Total Investments: 107.3% (Cost: $431,386,029)		330,435,937
Liabilities in excess of other assets: (7.3)%		(22,415,006)
NET ASSETS: 100.0%		$308,020,931

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $70,918,332.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $14,557,820, or 4.7% of net assets.

See Notes to Financial Statements

21

VANECK RARE EARTH AND STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$64,014,634	$1,525,581	$65,540,215
Canada	23,286,485	—	—	23,286,485
Chile	20,275,171	—	—	20,275,171
China	—	93,531,413	—	93,531,413
France	—	11,856,081	—	11,856,081
Germany	—	8,167,722	—	8,167,722
Netherlands	—	15,624,044	—	15,624,044
United States	54,574,942	14,483,011	—	69,057,953
Money Market Fund	23,096,853	—	—	23,096,853
Total Investments	$121,233,451	$207,676,905	$1,525,581	$330,435,937

See Notes to Financial Statements

22

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 10.7%
Rio Tinto PLC (ADR)	129,893	$7,576,659

Brazil: 16.6%
Cia Siderurgica Nacional SA (ADR) †	2,027,908	2,839,071
Gerdau SA (ADR)	1,030,576	3,009,282
Vale SA (ADR)	613,022	5,952,444
		11,800,797
Canada: 0.9%
Algoma Steel Group, Inc. (USD) †	96,092	662,074

Luxembourg: 5.1%
ArcelorMittal SA (USD)	115,177	3,637,289

Netherlands: 9.5%
Tenaris SA (ADR)	96,451	3,607,267
Ternium SA (ADR) †	105,266	3,168,507
		6,775,774
South Korea: 5.0%
POSCO Holdings, Inc. (ADR) †	73,172	3,548,110

United States: 52.1%
ATI, Inc. *	36,910	3,186,809
Carpenter Technology Corp.	12,594	3,480,730
Cleveland-Cliffs, Inc. * †	429,994	3,267,954
Commercial Metals Co.	64,930	3,175,726
	Number of Shares	Value
United States (continued)
Gibraltar Industries, Inc. *	54,222	$3,199,098
Metallus, Inc. * †	38,482	593,008
Nucor Corp.	31,164	4,036,985
Olympic Steel, Inc.	10,222	333,135
Radius Recycling, Inc.	25,643	761,341
Reliance, Inc.	11,420	3,584,738
Ryerson Holding Corp. †	29,483	635,948
Steel Dynamics, Inc.	26,434	3,383,816
SunCoke Energy, Inc.	77,518	665,880
Warrior Met Coal, Inc. †	67,092	3,074,826
Worthington Steel, Inc.	125,831	3,753,539
		37,133,533
Total Common Stocks (Cost: $87,067,255)		71,134,236

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3%
Money Market Fund: 4.3% (Cost: $3,071,732)
State Street Navigator Securities Lending Government Money Market Portfolio	3,071,732	3,071,732
Total Investments: 104.2% (Cost: $90,138,987)		74,205,968
Liabilities in excess of other assets: (4.2)%		(2,980,674)
NET ASSETS: 100.0%		$71,225,294

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $11,061,063.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$71,134,236	$—	$—	$71,134,236
Money Market Fund	3,071,732	—	—	3,071,732
Total Investments	$74,205,968	$—	$—	$74,205,968

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

23

VANECK URANIUM AND NUCLEAR ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 10.7%
Boss Energy Ltd. * †	10,842,487	$33,329,274
Deep Yellow Ltd. * †	41,108,832	45,169,762
Paladin Energy Ltd. * †	13,530,833	71,829,954
Silex Systems Ltd. * †	11,517,390	31,960,304
		182,289,294
Canada: 16.1%
Cameco Corp. (USD)	1,653,909	122,769,665
Denison Mines Corp. (USD) * †	42,856,185	77,998,257
NexGen Energy Ltd. (USD) * †	10,621,087	73,710,344
		274,478,266
China: 6.7%
CGN Mining Co. Ltd. (HKD) †	135,235,000	41,971,604
CGN Power Co. Ltd. (HKD) 144A	208,884,000	71,211,908
		113,183,512
Czech Republic: 3.9%
CEZ AS	1,129,210	66,120,501

Finland: 3.4%
Fortum Oyj	3,135,799	58,597,134

Jersey, Channel Islands: 3.8%
Yellow Cake PLC 144A * †	8,922,139	64,339,594

Kazakhstan: 4.4%
NAC Kazatomprom JSC (USD) (GDR) *	1,743,487	75,500,080

South Korea: 4.0%
KEPCO Engineering & Construction Co., Inc.	889,588	68,596,450
	Number of Shares	Value
United States: 46.9%
BWX Technologies, Inc.	692,425	$99,750,745
Centrus Energy Corp. * †	445,984	81,695,350
Constellation Energy Corp.	429,097	138,495,348
Encore Energy Corp. * †	9,045,688	25,870,668
Energy Fuels, Inc. * †	5,129,082	29,492,221
NANO Nuclear Energy, Inc. * †	1,568,018	54,080,941
NuScale Power Corp. * †	1,695,295	67,065,870
Oklo, Inc. * †	1,036,655	58,042,313
PG&E Corp.	5,161,905	71,956,956
Public Service Enterprise Group, Inc.	1,131,313	95,233,928
Uranium Energy Corp. * †	11,229,941	76,363,599
		798,047,939
Total Common Stocks (Cost: $1,439,072,278)		1,701,152,770

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.2%
Money Market Fund: 8.2% (Cost: $140,138,935)
State Street Navigator Securities Lending Government Money Market Portfolio	140,138,935	140,138,935
Total Investments: 108.1% (Cost: $1,579,211,213)		1,841,291,705
Liabilities in excess of other assets: (8.1)%		(138,468,511)
NET ASSETS: 100.0%		$1,702,823,194

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $346,336,619.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $135,551,502, or 8.0% of net assets.

See Notes to Financial Statements

24

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$182,289,294	$—	$182,289,294
Canada	274,478,266	—	—	274,478,266
China	—	113,183,512	—	113,183,512
Czech Republic	66,120,501	—	—	66,120,501
Finland	—	58,597,134	—	58,597,134
Jersey, Channel Islands	—	64,339,594	—	64,339,594
Kazakhstan	—	75,500,080	—	75,500,080
South Korea	—	68,596,450	—	68,596,450
United States	798,047,939	—	—	798,047,939
Money Market Fund	140,138,935	—	—	140,138,935
Total Investments	$1,278,785,641	$562,506,064	$—	$1,841,291,705

See Notes to Financial Statements

25

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	Agribusiness ETF	CMCI Commodity Strategy ETF (a)	Gold Miners ETF	Green Metals ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$646,831,564	$2,479,663	$15,473,415,223	$19,061,856
Short-term investments held as collateral for securities loaned (3)	31,216,997	—	62,629,788	91,558
Total return swap contracts, at value	—	5,217	—	—
Cash	6,847	33,171	17,616,818	—
Cash denominated in foreign currency, at value (4)	417,247	—	1,328,737	88,017
Receivables:
Shares of beneficial interest sold	11,025,148	—	—	—
Due from Adviser	—	6,453	—	—
Dividends and interest	2,069,370	185	1,224,810	16,784
Prepaid expenses	1,288	—	18,665	—
Other assets	192,531	7	697,064	—
Total assets	691,760,992	2,524,696	15,556,931,105	19,258,215
Liabilities:
Payables:
Investment securities purchased	11,534,963	—	—	—
Collateral for securities loaned	31,216,997	—	62,629,788	91,558
Line of credit	1,038,921	—	—	—
Due to Adviser	254,293	—	6,602,092	8,842
Due to custodian	—	—	—	84,274
Deferred Trustee fees	696,571	9	1,715,331	—
Accrued expenses	205,516	35,505	233,954	889
Total liabilities	44,947,261	35,514	71,181,165	185,563
NET ASSETS	$646,813,731	$2,489,182	$15,485,749,940	$19,072,652
Shares outstanding	8,800,000	100,000	297,452,500	800,000
Net asset value, redemption and offering price per share	$73.50	$24.89	$52.06	$23.84
Net Assets consist of:
Aggregate paid-in capital	$1,712,950,603	$2,401,779	$21,025,521,095	$30,710,711
Total distributable earnings (loss)	(1,066,136,872)	87,403	(5,539,771,155)	(11,638,059)
NET ASSETS	$646,813,731	$2,489,182	$15,485,749,940	$19,072,652
(1) Includes Investment in securities on loan, at market value	$70,067,541	$—	$798,701,639	$1,666,223
(2) Cost of investments - Unaffiliated issuers	$812,257,983	$2,479,980	$10,113,943,612	$21,730,559
(3) Cost of short-term investments held as collateral for securities loaned	$31,216,997	$—	$62,629,788	$91,558
(4) Cost of cash denominated in foreign currency	$414,605	$—	$1,323,690	$87,493

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

26

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$5,199,753,365	$119,295,556	$158,352,209	$26,185,812
Affiliated issuers (3)	281,336,953	—	—	—
Short-term investments held as collateral for securities loaned (4)	65,479,043	6,739,865	10,254,286	25,488
Cash	16,615,844	2,617	—	—
Cash denominated in foreign currency, at value (5)	271,580	512,737	401,180	526
Receivables:
Dividends and interest	821,393	440,592	199,651	159,715
Prepaid expenses	6,525	1,704	—	198
Other assets	133,776	7,623	—	148
Total assets	5,564,418,479	127,000,694	169,207,326	26,371,887
Liabilities:
Payables:
Investment securities purchased	1,470,666	—	—	—
Collateral for securities loaned	65,479,043	6,739,865	10,254,286	25,488
Line of credit	—	1,014,844	493,377	106,416
Due to Adviser	2,293,353	45,640	51,895	2,513
Due to custodian	—	—	12,354	—
Deferred Trustee fees	452,638	22,758	14,855	1,251
Accrued expenses	188,967	56,805	64,861	29,674
Total liabilities	69,884,667	7,879,912	10,891,628	165,342
NET ASSETS	$5,494,533,812	$119,120,782	$158,315,698	$26,206,545
Shares outstanding	81,337,446	1,083,298	3,050,000	800,000
Net asset value, redemption and offering price per share	$67.55	$109.96	$51.91	$32.76
Net Assets consist of:
Aggregate paid-in capital	$8,166,486,255	$240,273,273	$206,928,212	$40,703,471
Total distributable loss	(2,671,952,443)	(121,152,491)	(48,612,514)	(14,496,926)
NET ASSETS	$5,494,533,812	$119,120,782	$158,315,698	$26,206,545
(1) Includes Investment in securities on loan, at market value	$404,165,873	$25,346,670	$33,544,997	$537,544
(2) Cost of investments - Unaffiliated issuers	$3,418,598,973	$151,614,354	$150,203,340	$27,273,295
(3) Cost of investments - Affiliated issuers	$262,913,375	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$65,479,043	$6,739,865	$10,254,286	$25,488
(5) Cost of cash denominated in foreign currency	$271,575	$508,776	$397,529	$521

See Notes to Financial Statements

27

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	Oil Services ETF	Rare Earth and Strategic Metals ETF	Steel ETF	Uranium and Nuclear ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$932,647,692	$307,339,084	$71,134,236	$1,701,152,770
Short-term investments held as collateral for securities loaned (3)	1,394,948	23,096,853	3,071,732	140,138,935
Cash	5,356	—	118,448	11,418
Cash denominated in foreign currency, at value (4)	—	974,694	—	4,108
Receivables:
Investment securities sold	11,514,180	—	—	—
Shares of beneficial interest sold	23,027,586	2,033,052	—	5,531,512
Dividends and interest	1,518,791	708,889	43,976	4,690,295
Prepaid expenses	—	565	173	228
Other assets	—	11,157	6,486	22,777
Total assets	970,108,553	334,164,294	74,375,051	1,851,552,043
Liabilities:
Payables:
Investment securities purchased	23,028,360	2,032,262	—	5,307,839
Shares of beneficial interest redeemed	11,513,793	—	—	—
Collateral for securities loaned	1,394,948	23,096,853	3,071,732	140,138,935
Line of credit	934,649	—	—	2,653,646
Due to Adviser	280,336	116,424	22,807	611,068
Due to custodian	—	786,187	—	—
Deferred Trustee fees	206,441	31,757	24,203	16,555
Accrued expenses	1,991	79,880	31,015	806
Total liabilities	37,360,518	26,143,363	3,149,757	148,728,849
NET ASSETS	$932,748,035	$308,020,931	$71,225,294	$1,702,823,194
Shares outstanding	4,050,543	7,574,987	1,075,000	15,391,632
Net asset value, redemption and offering price per share	$230.28	$40.66	$66.26	$110.63
Net Assets consist of:
Aggregate paid-in capital	$3,724,791,856	$904,272,959	$260,964,330	$1,473,262,990
Total distributable earnings (loss)	(2,792,043,821)	(596,252,028)	(189,739,036)	229,560,204
NET ASSETS	$932,748,035	$308,020,931	$71,225,294	$1,702,823,194
(1) Includes Investment in securities on loan, at market value	$118,394,387	$70,918,332	$11,061,063	$346,336,619
(2) Cost of investments - Unaffiliated issuers	$1,508,461,395	$408,289,176	$87,067,256	$1,439,072,278
(3) Cost of short-term investments held as collateral for securities loaned	$1,394,948	$23,096,853	$3,071,732	$140,138,935
(4) Cost of cash denominated in foreign currency	$—	$974,694	$—	$4,065

See Notes to Financial Statements

28

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	Agribusiness ETF	CMCI Commodity Strategy ETF (a)	Gold Miners ETF	Green Metals ETF
Income:
Dividends	$10,627,331	$1,561	$124,174,348	$347,127
Interest	8,174	52,908	182,737	418
Securities lending income	173,861	95	846,481	9,769
Net foreign taxes withheld	(554,160)	—	(12,095,505)	(12,083)
Total income	10,255,206	54,564	113,108,061	345,231
Expenses:
Management fees	1,442,581	8,014	36,226,391	51,174
Professional fees	22,280	26,875	25,351	—
Custody and accounting fees	30,010	12,360	406,220	—
Reports to shareholders	29,476	3,483	252,616	—
Trustees’ fees and expenses	25,796	26	190,417	—
Exchange listing fees	3,359	3,436	1,462	—
Insurance	6,543	536	51,402	—
Interest	18,061	—	50,946	3,597
Taxes	185	—	185	185
Other	2,332	204	37,693	—
Total expenses	1,580,623	54,934	37,242,683	54,956
Expenses assumed by the Adviser	—	(46,920)	—	—
Net expenses	1,580,623	8,014	37,242,683	54,956
Net investment income	8,674,583	46,550	75,865,378	290,275

Net realized gain (loss) on:
Investments	(22,404,579)	11	124,525,997	(810,323)
In-kind redemptions	(659,156)	—	1,446,225,209	34,013
Swap contracts	—	35,040	—	—
Foreign currency transactions and foreign denominated assets and liabilities	20,753	—	(79,114)	4,321
Net realized gain (loss)	(23,042,982)	35,051	1,570,672,092	(771,989)

Net change in unrealized appreciation (depreciation) on:
Investments	88,570,348	(1,962)	4,529,788,623	2,793,586
Swap contracts	—	(14,503)	—	—
Foreign currency translations and foreign denominated assets and liabilities	86,065	—	28,563	2,559
Net change in unrealized appreciation (depreciation)	88,656,413	(16,465)	4,529,817,186	2,796,145
Net increase in net assets resulting from operations	$74,288,014	$65,136	$6,176,354,656	$2,314,431

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

29

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Income:
Dividends - unaffiliated issuers	$26,469,853	$1,304,581	$2,610,880	$593,985
Dividends - affiliated issuers	6,190,320	—	—	—
Interest	43,321	843	—	—
Securities lending income	1,281,236	63,163	37,535	1,950
Net foreign taxes withheld	(3,122,450)	(100,956)	(109,386)	(47,692)
Total income	30,862,280	1,267,631	2,539,029	548,243
Expenses:
Management fees	12,783,173	295,694	291,807	60,485
Professional fees	25,894	23,419	—	23,398
Custody and accounting fees	419,912	36,009	—	19,231
Reports to shareholders	71,501	13,144	—	8,207
Trustees’ fees and expenses	57,955	2,045	—	287
Exchange listing fees	1,462	3,358	—	3,358
Insurance	24,725	1,791	—	547
Interest	110,679	11,094	12,706	3,660
Taxes	185	185	185	185
Other	6,175	2,073	—	894
Total expenses	13,501,661	388,812	304,698	120,252
Expenses assumed by the Adviser	—	(10,872)	—	(45,034)
Net expenses	13,501,661	377,940	304,698	75,218
Net investment income	17,360,619	889,691	2,234,331	473,025

Net realized gain (loss) on:
Investments - unaffiliated issuers	115,488,422	(6,104,940)	(1,121,676)	(1,283,774)
Investments - affiliated issuers	13,875,030	—	—	—
In-kind redemptions - unaffiliated issuers	463,017,492	2,998,137	(75)	482,167
In-kind redemptions - affiliated issuers	65,374,054	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	354,185	60,543	16,530	8,228
Net realized gain (loss)	658,109,183	(3,046,260)	(1,105,221)	(793,379)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,447,429,869	14,130,980	17,636,141	4,578,603
Investments - affiliated issuers	192,694,002	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	(453,867)	17,666	9,375	13,996
Net change in unrealized appreciation (depreciation)	1,639,670,004	14,148,646	17,645,516	4,592,599
Net increase in net assets resulting from operations	$2,315,139,806	$11,992,077	$18,774,626	$4,272,245

See Notes to Financial Statements

30

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	Oil Services ETF	Rare Earth and Strategic Metals ETF	Steel ETF	Uranium and Nuclear ETF
Income:
Dividends	$14,563,391	$1,483,372	$1,198,215	$12,745,271
Interest	12,041	19,636	1,890	22,154
Securities lending income	84,998	1,401,897	12,458	2,864,026
Net foreign taxes withheld	—	(111,201)	(17,755)	(1,493,559)
Total income	14,660,430	2,793,704	1,194,808	14,137,892
Expenses:
Management fees	2,032,272	631,089	182,286	2,757,524
Professional fees	—	22,682	22,253	23,514
Custody and accounting fees	—	16,597	12,695	38,416
Reports to shareholders	—	27,954	12,383	26,057
Trustees’ fees and expenses	—	3,568	1,472	7,251
Exchange listing fees	—	3,279	3,358	3,358
Insurance	—	3,270	1,689	2,597
Interest	13,929	37,321	3,573	36,083
Taxes	185	185	185	185
Other	—	2,383	169	561
Total expenses	2,046,386	748,328	240,063	2,895,546
Expenses assumed by the Adviser	—	—	(35,791)	—
Net expenses	2,046,386	748,328	204,272	2,895,546
Net investment income	12,614,044	2,045,376	990,536	11,242,346

Net realized gain (loss) on:
Investments	(47,903,452)	(39,892,475)	(1,371,524)	49,083,485
In-kind redemptions	(2,224,792)	3,004,633	4,527,017	17,907,374
Foreign currency transactions and foreign denominated assets and liabilities	—	(20,231)	—	528,862
Net realized gain (loss)	(50,128,244)	(36,908,073)	3,155,493	67,519,721

Net change in unrealized appreciation (depreciation) on:
Investments	(140,350,704)	45,588,412	4,833,034	272,695,325
Foreign currency translations and foreign denominated assets and liabilities	—	7,334	—	6,648
Net change in unrealized appreciation (depreciation)	(140,350,704)	45,595,746	4,833,034	272,701,973
Net increase (decrease) in net assets resulting from operations	$(177,864,904)	$10,733,049	$8,979,063	$351,464,040

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		CMCI Commodity Strategy ETF (a)
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$8,674,583	$18,523,601	$46,550	$115,783
Net realized gain (loss)	(23,042,982)	(48,147,755)	35,051	(98,900)
Net change in unrealized appreciation (depreciation)	88,656,413	(66,492,429)	(16,465)	100,324
Net increase (decrease) in net assets resulting from operations	74,288,014	(96,116,583)	65,136	117,207
Distributions to shareholders from:
Distributable earnings	—	(19,475,310)	—	(96,000)

Share transactions*:
Proceeds from sale of shares	33,225,428	—	—	—
Cost of shares redeemed	(30,786,633)	(226,378,504)	—	—
Net increase (decrease) in net assets resulting from share transactions	2,438,795	(226,378,504)	—	—
Total increase (decrease) in net assets	76,726,809	(341,970,397)	65,136	21,207
Net Assets, beginning of period	570,086,922	912,057,319	2,424,046	2,402,839
Net Assets, end of period	$646,813,731	$570,086,922	$2,489,182	$2,424,046
*Shares of Common Stock Issued (no par value)
Shares sold	450,000	—	—	—
Shares redeemed	(450,000)	(3,150,000)	—	—
Net decrease	—	(3,150,000)	—	—

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gold Miners ETF		Green Metals ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$75,865,378	$143,480,934	$290,275	$275,124
Net realized gain (loss)	1,570,672,092	854,104,459	(771,989)	(1,813,003)
Net change in unrealized appreciation (depreciation)	4,529,817,186	461,527,143	2,796,145	(1,425,532)
Net increase (decrease) in net assets resulting from operations	6,176,354,656	1,459,112,536	2,314,431	(2,963,411)
Distributions to shareholders from:
Distributable earnings	—	(150,012,756)	—	(334,985)

Share transactions*:
Proceeds from sale of shares	512,016,345	2,047,295,890	—	2,686,419
Cost of shares redeemed	(3,863,115,107)	(3,665,481,534)	(1,093,098)	(8,285,041)
Net decrease in net assets resulting from share transactions	(3,351,098,762)	(1,618,185,644)	(1,093,098)	(5,598,622)
Total increase (decrease) in net assets	2,825,255,894	(309,085,864)	1,221,333	(8,897,018)
Net Assets, beginning of period	12,660,494,046	12,969,579,910	17,851,319	26,748,337
Net Assets, end of period	$15,485,749,940	$12,660,494,046	$19,072,652	$17,851,319
*Shares of Common Stock Issued (no par value)
Shares sold	10,600,000	60,150,000	—	100,000
Shares redeemed	(86,700,000)	(103,300,000)	(50,000)	(350,000)
Net decrease	(76,100,000)	(43,150,000)	(50,000)	(250,000)

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Junior Gold Miners ETF		Low Carbon Energy ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$17,360,619	$24,957,887	$889,691	$1,956,967
Net realized gain (loss)	658,109,183	319,011,424	(3,046,260)	(5,348,249)
Net change in unrealized appreciation (depreciation)	1,639,670,004	377,112,888	14,148,646	(11,521,369)
Net increase (decrease) in net assets resulting from operations	2,315,139,806	721,082,199	11,992,077	(14,912,651)
Distributions to shareholders from:
Distributable earnings	—	(116,496,530)	—	(2,000,039)

Share transactions*:
Proceeds from sale of shares	27,423,870	271,658,366	—	—
Cost of shares redeemed	(1,282,223,096)	(853,366,579)	(15,075,232)	(25,256,706)
Net decrease in net assets resulting from share transactions	(1,254,799,226)	(581,708,213)	(15,075,232)	(25,256,706)
Total increase (decrease) in net assets	1,060,340,580	22,877,456	(3,083,155)	(42,169,396)
Net Assets, beginning of period	4,434,193,232	4,411,315,776	122,203,937	164,373,333
Net Assets, end of period	$5,494,533,812	$4,434,193,232	$119,120,782	$122,203,937
*Shares of Common Stock Issued (no par value)
Shares sold	400,000	7,450,000	—	—
Shares redeemed	(22,850,000)	(19,350,000)	(150,000)	(250,000)
Net decrease	(22,450,000)	(11,900,000)	(150,000)	(250,000)

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Natural Resources ETF		Oil Refiners ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$2,234,331	$3,277,645	$473,025	$1,269,076
Net realized gain (loss)	(1,105,221)	2,613,440	(793,379)	2,405,118
Net change in unrealized appreciation (depreciation)	17,645,516	(13,580,922)	4,592,599	(8,487,732)
Net increase (decrease) in net assets resulting from operations	18,774,626	(7,689,837)	4,272,245	(4,813,538)
Distributions to shareholders from:
Distributable earnings	—	(3,199,875)	—	(1,270,005)

Share transactions*:
Proceeds from sale of shares	14,174,066	33,373,516	1,443,624	20,503,727
Cost of shares redeemed	—	(21,412,676)	(4,363,568)	(23,875,116)
Net increase (decrease) in net assets resulting from share transactions	14,174,066	11,960,840	(2,919,944)	(3,371,389)
Total increase (decrease) in net assets	32,948,692	1,071,128	1,352,301	(9,454,932)
Net Assets, beginning of period	125,367,006	124,295,878	24,854,244	34,309,176
Net Assets, end of period	$158,315,698	$125,367,006	$26,206,545	$24,854,244
*Shares of Common Stock Issued (no par value)
Shares sold	300,000	650,000	50,000	575,000
Shares redeemed	—	(450,000)	(150,000)	(675,000)
Net increase (decrease)	300,000	200,000	(100,000)	(100,000)

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oil Services ETF		Rare Earth and Strategic Metals ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$12,614,044	$27,053,044	$2,045,376	$4,015,037
Net realized gain (loss)	(50,128,244)	18,305,775	(36,908,073)	(72,073,747)
Net change in unrealized appreciation (depreciation)	(140,350,704)	(227,757,802)	45,595,746	(82,697,039)
Net increase (decrease) in net assets resulting from operations	(177,864,904)	(182,398,983)	10,733,049	(150,755,749)
Distributions to shareholders from:
Distributable earnings	—	(27,199,954)	—	(5,608,675)

Share transactions*:
Proceeds from sale of shares	1,624,301,679	4,119,562,741	105,825,164	74,875,577
Cost of shares redeemed	(2,019,517,759)	(4,571,565,235)	(28,128,581)	(108,334,764)
Net increase (decrease) in net assets resulting from share transactions	(395,216,080)	(452,002,494)	77,696,583	(33,459,187)
Total increase (decrease) in net assets	(573,080,984)	(661,601,431)	88,429,632	(189,823,611)
Net Assets, beginning of period	1,505,829,019	2,167,430,450	219,591,299	409,414,910
Net Assets, end of period	$932,748,035	$1,505,829,019	$308,020,931	$219,591,299
*Shares of Common Stock Issued (no par value)
Shares sold	6,500,000	13,900,000	2,650,000	1,500,000
Shares redeemed	(8,000,000)	(15,350,000)	(700,000)	(2,500,000)
Net increase (decrease)	(1,500,000)	(1,450,000)	1,950,000	(1,000,000)

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Steel ETF		Uranium and Nuclear ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$990,536	$2,590,388	$11,242,346	$2,943,729
Net realized gain (loss)	3,155,493	6,466,325	67,519,721	(10,348,015)
Net change in unrealized appreciation (depreciation)	4,833,034	(28,794,550)	272,701,973	(36,866,693)
Net increase (decrease) in net assets resulting from operations	8,979,063	(19,737,837)	351,464,040	(44,270,979)
Distributions to shareholders from:
Distributable earnings	—	(2,649,960)	—	(5,660,855)

Share transactions*:
Proceeds from sale of shares	8,009,771	23,823,749	678,675,003	698,705,421
Cost of shares redeemed	(20,347,012)	(67,051,708)	(76,333,930)	(31,405,515)
Net increase (decrease) in net assets resulting from share transactions	(12,337,241)	(43,227,959)	602,341,073	667,299,906
Total increase (decrease) in net assets	(3,358,178)	(65,615,756)	953,805,113	617,368,072
Net Assets, beginning of period	74,583,472	140,199,228	749,018,081	131,650,009
Net Assets, end of period	$71,225,294	$74,583,472	$1,702,823,194	$749,018,081
*Shares of Common Stock Issued (no par value)
Shares sold	125,000	350,000	7,200,000	7,800,000
Shares redeemed	(325,000)	(975,000)	(1,025,000)	(425,000)
Net increase (decrease)	(200,000)	(625,000)	6,175,000	7,375,000

See Notes to Financial Statements

37

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$64.78		$76.32	$85.96	$95.38	$77.82	$68.59
Net investment income (a)	1.03		1.81	1.94	1.71	1.14	0.90
Net realized and unrealized gain (loss) on investments	7.69		(11.15)	(9.34)	(9.28)	17.54	9.19
Total from investment operations	8.72		(9.34)	(7.40)	(7.57)	18.68	10.09
Distributions from:
Net investment income	—		(2.20)	(2.24)	(1.85)	(1.12)	(0.86)
Net asset value, end of period	$73.50		$64.78	$76.32	$85.96	$95.38	$77.82
Total return (b)	13.46%		(12.24)%	(8.58)%	(7.95)%	23.99%	14.73%

Ratios to average net assets
Expenses	0.55	%(c)	0.55%	0.53%	0.53%	0.52%	0.55%
Expenses excluding interest and taxes	0.54	%(c)	0.54%	0.53%	0.53%	N/A	N/A
Net investment income	3.01	%(c)	2.51%	2.34%	1.84%	1.25%	1.41%
Supplemental data
Net assets, end of period (in millions)	$647		$570	$912	$1,341	$1,183	$794
Portfolio turnover rate (d)	8%		12%	12%	24%	17%	13%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

38

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CMCI Commodity Strategy ETF(a)

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023 (b)

Net asset value, beginning of period	$24.24		$24.03	$25.00
Net investment income (c)	0.47		1.16	0.44
Net realized and unrealized gain (loss) on investments	0.18		0.01	(1.01)
Total from investment operations	0.65		1.17	(0.57)
Distributions from:
Net investment income	—		(0.96)	(0.40)
Net asset value, end of period	$24.89		$24.24	$24.03
Total return (d)	2.69%		4.91%	(2.32)%

Ratios to average net assets
Gross expenses	4.46	%(e)	4.40%	6.32	%(e)
Net expenses	0.65	%(e)	0.65%	0.65	%(e)
Net investment income	3.78	%(e)	4.63%	4.82	%(e)
Supplemental data
Net assets, end of period (in millions)	$2		$2	$2
Portfolio turnover rate (f)	—%		—%	—%

(a)	Consolidated Financial Highlights
(b)	For the period August 22, 2023 (commencement of operations) through December 31, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

39

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gold Miners ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$33.89		$31.12	$28.69	$32.00	$35.98	$29.34
Net investment income (a)	0.23		0.37	0.52	0.48	0.52	0.21
Net realized and unrealized gain (loss) on investments	17.94		2.80	2.41	(3.31)	(3.97)	6.62
Total from investment operations	18.17		3.17	2.93	(2.83)	(3.45)	6.83
Distributions from:
Net investment income	—		(0.40)	(0.50)	(0.48)	(0.53)	(0.19)
Net asset value, end of period	$52.06		$33.89	$31.12	$28.69	$32.00	$35.98
Total return (b)	53.61%		10.17%	10.22%	(8.87)%	(9.56)%	23.30%

Ratios to average net assets
Expenses	0.51	%(c)	0.51%	0.51%	0.51%	0.51%	0.51%
Net investment income	1.05	%(c)	1.06%	1.70%	1.61%	1.53%	0.61%
Supplemental data
Net assets, end of period (in millions)	$15,486		$12,660	$12,970	$11,934	$13,273	$16,504
Portfolio turnover rate (d)	5%		15%	13%	17%	15%	13%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

40

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Metals ETF

	Six Months Ended June 30, 2025		Year Ended December 31,			Period Ended December 31,
	(unaudited)		2024	2023	2022	2021 (a)

Net asset value, beginning of period	$21.00		$24.32	$28.24	$34.88	$34.67
Net investment income (loss) (b)	0.36		0.27	0.63	0.73	(0.01)
Net realized and unrealized gain (loss) on investments	2.48		(3.20)	(4.06)	(6.64)	0.22
Total from investment operations	2.84		(2.93)	(3.43)	(5.91)	0.21
Distributions from:
Net investment income	—		(0.39)	(0.49)	(0.73)	—
Net asset value, end of period	$23.84		$21.00	$24.32	$28.24	$34.88
Total return (c)	13.52%		(12.05)%	(12.13)%	(16.99)%	0.61%

Ratios to average net assets
Expenses	0.63	%(d)	0.61%	0.66%	0.63%	0.60	%(d)
Expenses excluding interest and taxes	0.59	%(d)	0.59%	0.59%	0.59%	0.59	%(d)
Net investment income (loss)	3.35	%(d)	1.14%	2.37%	2.33%	(0.30	)%(d)
Supplemental data
Net assets, end of period (in millions)	$19		$18	$27	$23	$16
Portfolio turnover rate (e)	11%		20%	28%	32%	10%

(a)	For the period November 10, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$42.72		$38.13	$35.63	$41.88	$54.26	$42.39
Net investment income (a)	0.19		0.22	0.23	0.24	0.39	0.22
Net realized and unrealized gain (loss) on investments	24.64		5.48	2.54	(6.31)	(12.02)	12.51
Total from investment operations	24.83		5.70	2.77	(6.07)	(11.63)	12.73
Distributions from:
Net investment income	—		(1.11)	(0.27)	(0.18)	(0.75)	(0.86)
Net asset value, end of period	$67.55		$42.72	$38.13	$35.63	$41.88	$54.26
Total return (b)	58.11%		14.93%	7.78%	(14.48)%	(21.44)%	30.07%

Ratios to average net assets
Expenses	0.53	%(c)	0.51%	0.52%	0.52%	0.52%	0.52%
Expenses excluding interest and taxes	0.52	%(c)	0.51%	0.52%	0.52%	N/A	N/A
Net investment income	0.68	%(c)	0.51%	0.63%	0.64%	0.84%	0.46%
Supplemental data
Net assets, end of period (in millions)	$5,495		$4,434	$4,411	$3,737	$4,495	$6,315
Portfolio turnover rate (d)	14%		28%	20%	27%	24%	34%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Low Carbon Energy ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$99.09		$110.82	$111.11	$159.69	$165.41	$75.70
Net investment income (a)	0.77		1.44	1.64	1.45	0.78	0.16
Net realized and unrealized gain (loss) on investments	10.10		(11.55)	(0.18)	(48.57)	(5.79)	89.64
Total from investment operations	10.87		(10.11)	1.46	(47.12)	(5.01)	89.80
Distributions from:
Net investment income	—		(1.62)	(1.75)	(1.46)	(0.71)	(0.09)
Net asset value, end of period	$109.96		$99.09	$110.82	$111.11	$159.69	$165.41
Total return (b)	10.97%		(9.17)%	1.34%	(29.52)%	(3.02)%	118.65%

Ratios to average net assets
Gross expenses	0.66	%(c)	0.61%	0.61%	0.61%	0.55%	0.64%
Net expenses	0.64	%(c)	0.61%	0.61%	0.61%	0.55%	0.62%
Net expenses excluding interest and taxes	0.62	%(c)	0.60%	0.57%	0.61%	0.55%	0.62%
Net investment income	1.50	%(c)	1.42%	1.43%	1.13%	0.49%	0.16%
Supplemental data
Net assets, end of period (in millions)	$119		$122	$164	$198	$301	$270
Portfolio turnover rate (d)	11%		23%	16%	16%	77%	84%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Natural Resources ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$45.59		$48.74	$49.20	$47.44	$38.65	$37.10
Net investment income (a)	0.74		1.30	1.52	1.66	1.21	0.84
Net realized and unrealized gain (loss) on investments	5.58		(3.24)	(0.38)	1.71	8.60	1.65 (b)
Total from investment operations	6.32		(1.94)	1.14	3.37	9.81	2.49
Distributions from:
Net investment income	—		(1.21)	(1.60)	(1.61)	(1.02)	(0.94)
Net asset value, end of period	$51.91		$45.59	$48.74	$49.20	$47.44	$38.65
Total return (c)	13.86%		(4.00)%	2.32%	7.10%	25.38%	6.73%

Ratios to average net assets
Gross expenses (d)	0.42	%(e)	0.44%	0.52%	0.50%	0.78%	0.90%
Net expenses (d)	0.42	%(e)	0.44%	0.52%	0.50%	0.49%	0.49%
Net expenses excluding interest and taxes (d)	0.40	%(e)	0.42%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.06	%(e)	2.59%	3.11%	3.36%	2.63%	2.59%
Supplemental data
Net assets, end of period (in millions)	$158		$125	$124	$143	$97	$52
Portfolio turnover rate (f)	6%		54%	26%	37%	26%	26%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after December 31, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$27.62		$34.31	$31.19	$27.14	$25.01	$29.01
Net investment income (a)	0.56		1.28	1.19	1.07	0.66	0.58
Net realized and unrealized gain (loss) on investments	4.58		(6.43)	3.18	3.94	2.12	(3.92)
Total from investment operations	5.14		(5.15)	4.37	5.01	2.78	(3.34)
Distributions from:
Net investment income	—		(1.54)	(1.25)	(0.96)	(0.65)	(0.64)
Return of capital	—		—	—	—	—	(0.02)
Total distributions	—		(1.54)	(1.25)	(0.96)	(0.65)	(0.66)
Net asset value, end of period	$32.76		$27.62	$34.31	$31.19	$27.14	$25.01
Total return (b)	18.62%		(14.97)%	14.00%	18.50%	11.10%	(11.50)%

Ratios to average net assets
Gross expenses	0.99	%(c)	0.85%	0.85%	0.78%	1.02%	1.29%
Net expenses	0.62	%(c)	0.62%	0.62%	0.61%	0.59%	0.59%
Net expenses excluding interest and taxes	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	3.91	%(c)	3.64%	3.68%	3.54%	2.32%	2.56%
Supplemental data
Net assets, end of period (in millions)	$26		$25	$34	$39	$20	$18
Portfolio turnover rate (d)	15%		23%	19%	40%	18%	37%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Services ETF(a)
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$271.29		$309.61	$304.03	$184.74	$153.90	$265.47
Net investment income (b)	2.72		4.47	3.65	2.14	2.41	2.26
Net realized and unrealized gain (loss) on investments	(43.73)		(37.35)	6.15	120.04	30.24 (c)	(111.94)
Total from investment operations	(41.01)		(32.88)	9.80	122.18	32.65	(109.68)
Distributions from:
Net investment income	—		(5.44)	(4.22)	(2.89)	(1.81)	(1.89)
Net asset value, end of period	$230.28		$271.29	$309.61	$304.03	$184.74	$153.90
Total return (d)	(15.12)%		(10.57)%	3.21%	66.14%	21.18%	(41.31)%

Ratios to average net assets
Gross expenses (e)	0.35	%(f)	0.35%	0.35%	0.35%	0.36%	0.40%
Net expenses (e)	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.17	%(f)	1.48%	1.18%	0.83%	1.21%	1.68%
Supplemental data
Net assets, end of period (in millions)	$933		$1,506	$2,167	$2,584	$2,143	$723
Portfolio turnover rate (g)	9%		17%	17%	17%	28%	33%

(a)	On April 15, 2020, the Fund effected a 1 for 20 reverse share split (See Note 11). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Periods after December 31, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth and Strategic Metals ETF(a)
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$39.04		$61.80	$76.28	$111.72	$65.41	$40.41
Net investment income (b)	0.32		0.63	1.02	0.68	0.08	0.58
Net realized and unrealized gain (loss) on investments	1.30		(22.39)	(15.50)	(34.93)	52.12	24.95
Total from investment operations	1.62		(21.76)	(14.48)	(34.25)	52.20	25.53
Distributions from:
Net investment income	—		(1.00)	—	(1.19)	(5.89)	(0.53)
Net asset value, end of period	$40.66		$39.04	$61.80	$76.28	$111.72	$65.41
Total return (c)	4.16%		(35.27)%	(18.98)%	(30.68)%	80.09%	63.22%

Ratios to average net assets
Gross expenses	0.59	%(d)	0.58%	0.56%	0.54%	0.53%	0.63%
Net expenses	0.59	%(d)	0.58%	0.56%	0.54%	0.53%	0.59%
Net expenses excluding interest and taxes	0.56	%(d)	0.56%	0.55%	0.54%	0.53%	0.57%
Net investment income	1.62	%(d)	1.34%	1.34%	0.70%	0.08%	1.44%
Supplemental data
Net assets, end of period (in millions)	$308		$220	$409	$631	$1,014	$322
Portfolio turnover rate (e)	27%		34%	41%	40%	74%	70%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Steel ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$58.50		$73.79	$57.80	$53.25	$44.57	$37.74
Net investment income (a)	0.83		1.76	2.09	2.71	3.19	0.71
Net realized and unrealized gain (loss) on investments	6.93		(14.97)	15.97	4.72	9.25	6.95
Total from investment operations	7.76		(13.21)	18.06	7.43	12.44	7.66
Distributions from:
Net investment income	—		(2.08)	(2.07)	(2.87)	(3.76)	(0.77)
Return of capital	—		—	—	(0.01)	—	(0.06)
Total distributions	—		(2.08)	(2.07)	(2.88)	(3.76)	(0.83)
Net asset value, end of period	$66.26		$58.50	$73.79	$57.80	$53.25	$44.57
Total return (b)	13.26%		(17.94)%	31.23%	13.88%	27.91%	20.57%

Ratios to average net assets
Gross expenses	0.66	%(c)	0.60%	0.57%	0.58%	0.56%	0.95%
Net expenses	0.56	%(c)	0.56%	0.56%	0.56%	0.55%	0.56%
Net expenses excluding interest and taxes	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	2.72	%(c)	2.57%	3.22%	4.72%	5.48%	2.31%
Supplemental data
Net assets, end of period (in millions)	$71		$75	$140	$100	$112	$77
Portfolio turnover rate (d)	17%		14%	22%	20%	25%	34%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Uranium and Nuclear ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$81.27		$71.49	$54.94	$54.90	$49.35	$48.71
Net investment income (a)	0.88		0.87	1.19	0.86	1.44	0.89
Net realized and unrealized gain on investments	28.48		9.52	18.62	0.29	5.20	0.85
Total from investment operations	29.36		10.39	19.81	1.15	6.64	1.74
Distributions from:
Net investment income	—		(0.61)	(3.26)	(1.11)	(1.09)	(1.10)
Net asset value, end of period	$110.63		$81.27	$71.49	$54.94	$54.90	$49.35
Total return (b)	36.14%		14.52%	36.02%	2.10%	13.48%	3.59%

Ratios to average net assets
Gross expenses	0.53	%(c)	0.56%	0.64%	0.67%	0.89%	1.25%
Net expenses	0.53	%(c)	0.56%	0.61%	0.61%	0.60%	0.60%
Net expenses excluding interest and taxes	0.52	%(c)	0.55%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.04	%(c)	1.04%	1.88%	1.56%	2.70%	1.97%
Supplemental data
Net assets, end of period (in millions)	$1,703		$749	$132	$54	$35	$18
Portfolio turnover rate (d)	30%		36%	41%	53%	25%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Agribusiness ETF	Non-Diversified
CMCI Commodity Strategy ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Green Metals ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth and Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Uranium and Nuclear ETF	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Agribusiness ETF	MVIS® Global Agribusiness Index
CMCI Commodity Strategy ETF	UBS Constant Maturity Commodity Total Return Index
Gold Miners ETF	NYSE® Arca® Gold Miners Index®
Green Metals ETF	MVIS® Global Clean-Tech Metals Index
Junior Gold Miners ETF	MVIS® Global Junior Gold Miners Index
Low Carbon Energy ETF	MVIS Global Low Carbon Energy Index
Natural Resources ETF	MarketVectorTM Global Natural Resources Index
Oil Refiners ETF	MVIS® Global Oil Refiners Index
Oil Services ETF	MVIS® US Listed Oil Services 25 Index
Rare Earth and Strategic Metals ETF	MVIS® Global Rare Earth/Strategic Metals Index
Steel ETF	NYSE® Arca® Steel Index
Uranium and Nuclear ETF	MVIS® Global Uranium & Nuclear Energy Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index.

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for CMCI Commodity Strategy ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”), a wholly owned subsidiary of VEAC, serves as the investment adviser to CMCI Commodity Strategy ETF and its Subsidiary. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

50

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments. Any Russian securities held in the Funds at June 30, 2025 are restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments at zero, as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation— The CMCI Commodity Strategy ETF invests in certain commodity-linked derivative instruments through the Commodity Index Subsidiary (the “Subsidiary”), a Cayman Islands exempted company. Consolidated financial statements of the Fund present the financial position and results of operations for the Fund and its wholly-owned Subsidiary. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation.

C.

Federal Income Taxes— It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are generally declared and paid annually by each Fund. Income dividends and capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.

Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. Any currency denominated in Rubles, held by the Funds, cannot be repatriated and such currency was valued at $0 as of June 30, 2025 .

52

F.	Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.

Use of Derivative Instruments— Certain Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps— The CMCI Commodity Strategy ETF invests in total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s total return swap transactions may contain provisions for early termination of a total return swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the total return swap and require the Fund to pay or receive a settlement amount in connection with the terminated total return swap transaction. The total return swap positions held by the CMCI Commodity Strategy ETF at June 30, 2025 are reflected in the Fund’s Consolidated Schedule of Investments.

During the six months ended June 30, 2025, the CMCI Commodity Strategy ETF held total return swap contracts for six months with an average monthly notional amount of $2,531,500.

At June 30, 2025, the CMCI Commodity Strategy ETF held the following derivatives:

Asset Derivatives
Commodities Futures Risk
CMCI Commodity Strategy ETF
Swap contracts[1]	$5,217

[1]	Consolidated Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the six months ended June 30, 2025, was as follows:

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Commodities Futures Risk
CMCI Commodity Strategy ETF
Realized gain (loss):
Swap contracts[1]	$35,040
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(14,503)

[1]	Consolidated Statement of Operations location: Net realized gain (loss) on swap contracts
[2]	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

H.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge and receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present derivatives and securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities.

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2025. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

	Gross Amounts of Recognized Assets/(Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged	Net Amount
CMCI Commodity Strategy ETF
Total return swap contracts	$5,217	$—	$5,217	$—	$5,217

I.	Segment Reporting—The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund as a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

J.

Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

54

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2026, to waive fees and/or assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the six months ended June 30, 2025, are as follows:

Fund	Management Fees	Expense Limitations
Agribusiness ETF	0.50%	0.56%
CMCI Commodity Strategy ETF	0.65	0.65
Gold Miners ETF	0.50	0.53
Junior Gold Miners ETF	0.50	0.56
Low Carbon Energy ETF	0.50	0.62
Oil Refiners ETF	0.50	0.59
Rare Earth and Strategic Metals ETF	0.50	0.57
Steel ETF	0.50	0.55
Uranium and Nuclear ETF	0.50	0.60

Refer to the Statements of Operations for amounts assumed by the Adviser for the six months ended June 30, 2025.

The Green Metals ETF and effective January 1, 2022, the Natural Resources ETF and Oil Services ETF utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Fund, (excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) until at least May 1, 2026.

The unitary management fee rates for the six months ended June 30, 2025, are as follows:

Fund	Unitary Management Fee Rate
Green Metals ETF	0.59%
Natural Resources ETF	0.40
Oil Services ETF	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units

55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the six months ended June 30, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Agribusiness ETF	$59,443,000	$49,975,799	$31,504,218	$29,256,239
Gold Miners ETF	856,025,846	785,293,376	512,303,275	3,865,143,933
Green Metals ETF	2,158,256	1,999,520	—	954,561
Junior Gold Miners ETF	697,725,062	695,363,780	27,034,129	1,272,794,681
Low Carbon Energy ETF	14,050,955	13,594,656	—	14,559,344
Natural Resources ETF	11,388,138	9,048,672	14,119,773	—
Oil Refiners ETF	3,762,989	3,684,836	1,234,099	3,732,839
Oil Services ETF	121,081,452	109,520,929	1,624,174,670	2,019,285,298
Rare Earth and Strategic Metals ETF	89,538,817	66,955,393	77,398,911	20,676,712
Steel ETF	14,539,002	12,371,035	8,009,381	21,567,954
Uranium and Nuclear ETF	365,264,312	338,872,305	660,613,451	74,816,082

Note 6—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$848,077,593	$37,048,656	$(207,077,688)	$(170,029,032)
CMCI Commodity Strategy ETF	2,583,510	17	(103,864)	(103,847)
Gold Miners ETF	10,203,807,253	5,456,793,264	(124,555,506)	5,332,237,758
Green Metals ETF	21,964,127	1,908,744	(4,719,457)	(2,810,713)
Junior Gold Miners ETF	3,889,085,070	1,987,491,380	(330,007,088)	1,657,484,292
Low Carbon Energy ETF	159,193,363	17,062,457	(50,220,399)	(33,157,942)
Natural Resources ETF	160,515,981	20,672,954	(12,582,440)	8,090,514
Oil Refiners ETF	27,975,547	2,298,267	(4,062,514)	(1,764,247)
Oil Services ETF	1,510,138,910	4,576,324	(580,672,594)	(576,096,270)
Rare Earth and Strategic Metals ETF	444,991,322	27,288,754	(141,844,139)	(114,555,385)
Steel ETF	91,481,414	3,477,764	(20,753,210)	(17,275,446)
Uranium and Nuclear ETF	1,581,768,826	289,263,589	(29,740,710)	259,522,879

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

56

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

The CMCI Commodity Strategy ETF may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

As a result of the current conditions related to Russian securities and Russian markets, the Agribusiness ETF, Green Metals ETF and Natural Resources ETF are unable to dispose of the Russian securities in its portfolios, with limited exceptions, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia took actions that impact the custody of equity securities of Russian issuers and may be detrimental to the Funds ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Funds. Additionally, while certain Russian securities held by the Agribusiness ETF, Green Metals ETF and Natural Resources ETF have declared dividends, there is no assurance these dividends can be realized by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at zero as of June 30, 2025.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

57

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. Effective January 1, 2022, Natural Resources ETF and Oil Services ETF converted to a unitary management fee structure. For these Funds, the liability of the Plan shown as “Deferred Trustee fees” in the Statements of Asset and Liabilities represents amounts accrued through December 31, 2021. Green Metals ETF commenced operations with a unitary management fee and therefore bears no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Agribusiness ETF	$70,067,541	$31,216,997	$41,137,060	$72,354,057
Gold Miners ETF	798,701,639	62,629,788	738,588,277	801,218,065
Green Metals ETF	1,666,223	91,558	1,680,231	1,771,789
Junior Gold Miners ETF	404,165,873	65,479,043	345,107,398	410,586,441
Low Carbon Energy ETF	25,346,670	6,739,865	19,423,496	26,163,361
Natural Resources ETF	33,544,997	10,254,286	24,327,399	34,581,685
Oil Refiners ETF	537,544	25,488	527,496	552,984
Oil Services ETF	118,394,387	1,394,948	120,088,703	121,483,651
Rare Earth and Strategic Metals ETF	70,918,332	23,096,853	51,815,198	74,912,051
Steel ETF	11,061,063	3,071,732	8,189,998	11,261,730
Uranium and Nuclear ETF	346,336,619	140,138,935	209,792,189	349,931,124
58

The following table represents money market fund investments held as collateral by type of security on loan as of June 30, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Agribusiness ETF	$31,216,997
Gold Miners ETF	62,629,788
Green Metals ETF	91,558
Junior Gold Miners ETF	65,479,043
Low Carbon Energy ETF	6,739,865
Natural Resources ETF	10,254,286
Oil Refiners ETF	25,488
Oil Services ETF	1,394,948
Rare Earth and Strategic Metals ETF	23,096,853
Steel ETF	3,071,732
Uranium and Nuclear ETF	140,138,935

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Agribusiness ETF	138	$808,544	5.68%
Gold Miners ETF	18	5,187,062	5.68
Green Metals ETF	95	131,670	5.68
Junior Gold Miners ETF	92	7,694,217	5.68
Low Carbon Energy ETF	148	465,256	5.68
Natural Resources ETF	174	460,789	5.68
Oil Refiners ETF	133	145,365	5.68
Oil Services ETF	68	1,096,844	5.68
Rare Earth and Strategic Metals ETF	133	1,676,807	5.68
Steel ETF	41	552,342	5.68
Uranium and Nuclear ETF	95	2,410,847	5.68

Outstanding loan balances as of June 30, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split—In 2020, the Board of Trustees approved a 1 for 20 reverse share split for Oil Services ETF and a 1 for 3 reverse share split for Rare Earth and Strategic Metals ETF. On April 15, 2020, shares began trading on a split-adjusted basis. The Financial Highlights prior to April 15, 2020 have been adjusted to reflect these reverse share splits.

Note 12 - New Accounting Pronouncements and Regulatory Requirements—In December 2023, the Federal Accounting Standards Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09.

59

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

60

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 3, 2025 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Bond ETF, ChiNext ETF, CLO ETF, Digital India ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, International High Yield Bond ETF, Israel ETF, J.P. Morgan EM Local Currency Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Mortgage REIT Income ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Preferred Securities ex Financials ETF, Rare Earth and Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck BDC Income ETF and CMCI Commodity Strategy ETF and (iii) the sub-advisory agreements between VEAC and PineBridge Investments LLC (the “Sub-Adviser”) (the “Existing Sub-Advisory Agreements”) with respect to the VanEck AA-BB CLO ETF and CLO ETF (together, the “CLO ETFs”). In addition, at the Renewal Meeting, the Trustees also approved new sub-advisory agreements between VEAC and the Sub-Adviser (the “New Sub-Advisory Agreements,” and collectively with the Existing Sub-Advisory Agreements, the “Sub-Advisory Agreements”) to take effect upon the expected acquisition of the Sub-Adviser by a third party (the “Acquisition”), which could be deemed to be a “change in control” of the Sub-Adviser and thus would result in an “assignment” (as defined under the Investment Company Act of 1940, as amended) and automatic termination of the Existing Sub-Advisory Agreements. The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 1, 2025. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the CLO ETFs) services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the CLO ETFs. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the CLO ETFs, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers and (ii) each of the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia ETFs”) is in the process of being liquidated and no longer seeks to track an index. The Trustees also considered the fact that the VanEck AA-BB CLO ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the CLO ETFs. The Trustees also considered VEAC’s efforts to address regulatory and operational challenges in managing the Russia ETFs during the Russia ETFs’ process of liquidating their assets and winding up their business.

61

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the Advisers at the May 1, 2025 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the CLO ETFs), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the CLO ETFs) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Digital India ETF, Green Metals ETF, International High Yield Bond ETF, Mortgage REIT Income ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Services ETF and Preferred Securities ex Financials ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of each Unitary Fund (excluding the fee payment under the applicable VEAC Investment Management Agreement or VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia ETFs’ management fees while the Russia ETFs are in the process of liquidation. With respect to the Sub-Advisory Agreements, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment adviser to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under each Sub-Advisory Agreement. The Trustees further considered the Sub-Adviser’s representation that the Acquisition was not expected to result in changes to how the Sub-Adviser conducts its business and its management of the CLO ETFs, as well as the fact that the New Sub-Advisory Agreements are materially identical to the Existing Sub-Advisory Agreements.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for the CLO ETFs (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from VEAC and the Sub-Adviser regarding the performance of the CLO ETFs, each an actively managed exchange-traded fund, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck CLO ETF had slightly underperformed its benchmark for the one-year period ended December 31, 2024 and the period since its inception on June 21, 2022 through December 31, 2024 due to differences in the Fund’s allocations to CLO tranches based on credit ratings and security selection relative to its benchmark, according to VEAC. The Trustees also noted that the VanEck AA-BB CLO ETF had outperformed its benchmark for the period since its inception on September 24, 2024 through December 31, 2024.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the CLO ETFs) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the CLO ETFs) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia ETFs, VEAC’s waiver of all management fees payable by each of the Russia ETFs since March 22, 2022) below the average and median of its respective peer group of funds, each of the VanEck Low Carbon Energy ETF, Office and Commercial REIT

62

ETF, Oil Services ETF and Rare Earth and Strategic Metals ETF had management fees below the average and equal to the median of its respective peer group of funds, the VanEck Africa Index ETF had management fees (after the effect of the fee waiver) above the average and below the median of its peer group of funds, each of the VanEck AA-BB CLO ETF, Agribusiness ETF, BDC Income ETF, CLO ETF, Gold Miners ETF, Green Metals ETF, International High Yield Bond ETF and Junior Gold Miners ETF had management fees above the average and median of its respective peer group of funds, the VanEck Vietnam ETF had management fees above the average and equal to the median of its peer group of funds, and the VanEck Uranium and Nuclear ETF had management fees below the average and above the median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, BDC Income ETF, China Bond ETF, CLO ETF, CMCI Commodity Strategy ETF, Gold Miners ETF, International High Yield Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Russia Small-Cap ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck ChiNext ETF, Indonesia Index ETF and Russia ETF had a total expense ratio (after the effect of the expense limitation) above the average and below the median of its respective peer group of funds, and each of the VanEck Green Metals ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia ETFs are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia ETFs’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the CLO ETFs) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense limitation, as applicable, and noted that the VEAC Investment Management Agreements and VEARA Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for each of the CLO ETFs are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers and the Sub-Adviser with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 1, 2025 meeting as part of their consideration of the Agreements.

63

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

In voting to approve each of the New Sub-Advisory Agreements and the continuation of each of the remaining Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

64

June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

AA-BB CLO ETF	CLOB
Africa Index ETF	AFK
Brazil Small-Cap ETF	BRF
ChiNext ETF	CNXT
CLO ETF	CLOI
Digital India ETF	DGIN
India Growth Leaders ETF	GLIN
Indonesia Index ETF	IDX
Israel ETF	ISRA
Office and Commercial REIT ETF	DESK
Vietnam ETF	VNM

800.826.2333	vaneck.com

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 95.3%
Bain Capital Credit CLO 2021-1 Ltd. 144A 10.57% (Term SOFR USD 3 Month+6.30%), 04/18/34	$3,000		$2,941,011
Bain Capital Credit CLO 2021-2 Ltd. 144A 6.26% (Term SOFR USD 3 Month+2.00%), 07/16/34	2,250		2,253,573
Bain Capital Credit CLO 2021-7 Ltd. 144A 10.77% (Term SOFR USD 3 Month+6.50%), 01/22/35	3,500		3,410,243
Bain Capital Credit CLO 2022-2 Ltd. 144A 1.00% (Term SOFR USD 3 Month+5.00%), 04/22/35	1,000		1,003,750
Bain Capital Credit CLO 2022-3 Ltd. 144A 7.98% (Term SOFR USD 3 Month+3.70%), 07/17/35	2,980		2,997,880
BlueMountain CLO XXVIII Ltd. 144A 7.42% (Term SOFR USD 3 Month+3.16%), 04/15/34	1,500		1,494,941
BlueMountain CLO XXXII Ltd. 144A 10.86% (Term SOFR USD 3 Month+6.60%), 10/15/34	3,250		3,196,245
BlueMountain CLO XXXIII Ltd. 144A 11.41% (Term SOFR USD 3 Month+7.09%), 11/20/34	3,000		2,991,405
BlueMountain CLO XXXV Ltd. 144A 12.35% (Term SOFR USD 3 Month+8.07%), 10/22/37	2,500		2,515,588
Canyon Capital CLO 2019-2 Ltd. 144A 6.16% (Term SOFR USD 3 Month+1.90%), 10/15/34	1,775		1,777,929
Canyon CLO 2020-1 Ltd. 144A 6.21% (Term SOFR USD 3 Month+1.95%), 07/15/34	1,500		1,501,737
Capital Four US CLO III Ltd. 144A
	Par (000’s	)	Value
6.53% (Term SOFR USD 3 Month+2.20%), 04/21/38	$5,000		$5,031,864
Carlyle Global Market Strategies CLO 2012-4 Ltd. 144A 6.37% (Term SOFR USD 3 Month+2.10%), 04/22/32	1,650		1,652,193
Dryden 72 CLO Ltd. 144A 6.33% (Term SOFR USD 3 Month+2.00%), 05/15/32	1,000		1,001,259
Dryden 95 CLO Ltd. 144A 7.37% (Term SOFR USD 3 Month+3.05%), 08/20/34	7,000		6,988,015
Goldentree Loan Management US CLO 12 Ltd. 144A 5.80% (Term SOFR USD 3 Month+1.53%), 07/20/37	2,000		2,000,678
Goldentree Loan Management US CLO 8 Ltd. 144A 6.12% (Term SOFR USD 3 Month+1.85%), 10/20/34	1,000		1,001,881
Golub Capital Partners CLO 74 B Ltd. 144A 6.13% (Term SOFR USD 3 Month+1.85%), 07/25/37	1,250		1,253,405
Halseypoint CLO 7 Ltd. 144A 6.49% (Term SOFR USD 3 Month+2.20%), 07/20/38	1,000		1,002,500
KKR CLO 27 Ltd. 144A 10.51% (Term SOFR USD 3 Month+6.25%), 01/15/35	2,500		2,475,310
LCM 39 Ltd. 144A 11.26% (Term SOFR USD 3 Month+7.00%), 10/15/34	2,500		2,502,618
Madison Park Funding LVII Ltd. 144A 7.23% (Term SOFR USD 3 Month+2.95%), 07/27/34	1,500		1,493,835
Neuberger Berman Loan Advisers CLO 38 Ltd. 144A 5.67% (Term SOFR USD 3 Month+1.40%), 10/20/36	5,000		5,000,614
Neuberger Berman Loan Advisers CLO 42 Ltd. 144A

See Notes to Financial Statements

VANECK AA-BB CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
5.66% (Term SOFR USD 3 Month+1.40%), 07/16/36	$5,000		$5,000,140
Ocean Trails CLO XIV Ltd. 144A 6.27% (Term SOFR USD 3 Month+2.00%), 01/20/38	1,700		1,701,787
Octagon 64 Ltd. 144A 6.02% (Term SOFR USD 3 Month+1.70%), 07/21/37	10,000		10,009,849
OZLM XXIII Ltd. 144A 6.46% (Term SOFR USD 3 Month+2.20%), 10/15/37	1,000		1,005,033
Rockford Tower CLO 2019-2 Ltd. 144A 6.32% (Term SOFR USD 3 Month+2.00%), 08/20/32	1,000		1,001,273
Sculptor CLO XXVI Ltd. 144A 6.47% (Term SOFR USD 3 Month+2.20%), 01/20/38	3,300		3,318,173
Sculptor CLO XXVIII Ltd. 144A 6.22% (Term SOFR USD 3 Month+1.95%), 01/20/35	3,000		2,997,342
Sculptor CLO XXX Ltd. 144A 7.87% (Term SOFR USD 3 Month+3.60%), 07/20/38	2,000		2,007,500
Signal Peak CLO 4 Ltd. 144A 7.74% (Term SOFR USD 3 Month+3.46%), 10/26/34	2,300		2,230,354
Sound Point CLO XXIX Ltd. 144A 8.04% (Term SOFR USD 3 Month+3.76%), 04/25/34	3,500		3,510,966
	Par (000’s	)	Value
Sound Point CLO XXVI Ltd. 144A 7.88% (Term SOFR USD 3 Month+3.61%), 07/20/34	$1,000		$980,412
Sound Point CLO XXXI Ltd. 144A 7.79% (Term SOFR USD 3 Month+3.51%), 10/25/34	2,500		2,405,045
Trinitas CLO XIX Ltd. 144A 7.22% (Term SOFR USD 3 Month+2.95%), 10/20/33	2,500		2,504,493
Whitebox CLO III Ltd. 144A 6.16% (Term SOFR USD 3 Month+1.90%), 10/15/35	2,250		2,253,681
Wind River 2022-1 CLO Ltd. 144A 6.12% (Term SOFR USD 3 Month+1.85%), 07/20/35	2,500		2,502,385
Wind River 2023-1 CLO Ltd. 144A 6.36% (Term SOFR USD 3 Month+2.05%), 07/25/38	1,000		1,004,958

Total Collateralized Loan Obligations (Cost: $101,874,142)			101,921,865

SHORT-TERM INVESTMENT: 3.6%
United States Treasury Obligations: 3.6% (Cost: $3,796,032)
United States Treasury Bills 4.23%, 07/10/25	3,800,000		3,796,023
Total Investments: 98.9% (Cost: $105,670,174)			105,717,888
Other assets less liabilities: 1.1%			1,202,359
NET ASSETS: 100.0%			$106,920,247

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $101,921,865, or 95.3% of net assets.

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$101,921,865	$—	$101,921,865
United States Treasury Obligations	—	3,796,023	—	3,796,023
Total Investments	$—	$105,717,888	$—	$105,717,888

See Notes to Financial Statements

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 5.3%
AVZ Minerals Ltd. * †∞	1,399,901	$40,367
Paladin Energy Ltd. * †	287,651	1,527,028
Perseus Mining Ltd.	508,662	1,150,352
		2,717,747
Burkina Faso: 2.4%
IAMGOLD Corp. (USD) *	172,314	1,266,508

Canada: 7.3%
B2Gold Corp. (USD)	61,144	220,730
Barrick Mining Corp. (USD)	90,414	1,882,419
Ivanhoe Mines Ltd. * †	222,081	1,664,997
		3,768,146
Egypt: 2.6%
Commercial International Bank - Egypt (USD) (GDR)	787,261	1,322,377

India: 2.8%
MakeMyTrip Ltd. (USD) * †	14,778	1,448,540

Indonesia: 0.4%
Golden Agri-Resources Ltd. (SGD)	1,086,500	213,265

Kenya: 5.1%
Equity Group Holdings PLC	2,753,361	1,041,697
Safaricom PLC	8,400,157	1,620,325
		2,662,022
Morocco: 14.8%
Attijariwafa Bank	34,195	2,578,851
Bank of Africa	32,011	994,059
Banque Centrale Populaire	67,861	2,182,595
Co. Sucrerie Marocaine et de Raffinage	20,024	521,883
Societe d’Exploitation des Ports	15,554	1,397,275
		7,674,663
Nigeria: 6.6%
Guaranty Trust Holding Co. PLC	35,792,220	1,897,105
Zenith Bank PLC	40,746,112	1,512,272
		3,409,377
Norway: 0.2%
Scatec ASA 144A *	8,444	77,700

South Africa: 33.6%
Absa Group Ltd.	55,129	546,637
African Rainbow Minerals Ltd.	7,373	71,695
Anglo American PLC (GBP)	61,930	1,822,506
Aspen Pharmacare Holdings Ltd.	18,970	127,550
AVI Ltd.	15,902	84,229
Bid Corp. Ltd.	15,993	420,657
Bidvest Group Ltd.	10,849	142,559
Capitec Bank Holdings Ltd.	5,429	1,081,383
Clicks Group Ltd.	11,583	241,812
Discovery Ltd.	32,264	390,726
Exxaro Resources Ltd.	8,414	69,566
FirstRand Ltd.	337,817	1,438,628
	Number of Shares	Value
South Africa (continued)
Gold Fields Ltd. (ADR)	50,096	$1,185,772
Growthpoint Properties Ltd.	133,689	100,690
Harmony Gold Mining Co. Ltd. (ADR) †	27,883	389,526
Impala Platinum Holdings Ltd. *	45,493	407,213
Investec PLC (GBP)	28,340	211,655
Kumba Iron Ore Ltd.	3,879	62,217
Life Healthcare Group Holdings Ltd.	84,209	67,666
Momentum Group Ltd.	60,967	117,637
Mr Price Group Ltd.	12,516	156,315
MTN Group Ltd.	90,780	719,885
Naspers Ltd.	9,786	3,041,766
Nedbank Group Ltd.	26,958	368,693
Northam Platinum Holdings Ltd. †	20,127	217,123
Old Mutual Ltd.	197,006	133,804
OUTsurance Group Ltd.	42,729	188,336
Pepkor Holdings Ltd. 144A	133,451	204,664
Remgro Ltd.	24,372	217,287
Sanlam Ltd.	93,000	464,025
Sasol Ltd. (ADR) * †	28,207	124,675
Shoprite Holdings Ltd.	27,233	424,403
Sibanye Stillwater Ltd. (ADR) *	36,600	264,252
Standard Bank Group Ltd.	76,979	984,627
Thungela Resources Ltd.	8,262	39,416
Tiger Brands Ltd. †	7,098	127,364
Valterra Platinum Ltd.	13,345	591,956
Woolworths Holdings Ltd.	41,329	120,374
		17,369,289
Tanzania: 1.5%
Helios Towers PLC (GBP) *	471,131	785,067

United Arab Emirates: 2.2%
Itissalat Al-Maghrib (MAD)	93,150	1,149,437

United Kingdom: 9.5%
Airtel Africa PLC 144A	866,774	2,142,915
Anglogold Ashanti PLC (USD)	27,461	1,251,398
Endeavour Mining PLC	43,564	1,335,998
Vodacom Group Ltd. (ZAR)	25,027	192,513
		4,922,824
United States: 2.9%
Kosmos Energy Ltd. * †	591,370	1,017,158
Royal Caribbean Cruises Ltd.	1,622	507,913
		1,525,071
Zambia: 2.8%
First Quantum Minerals Ltd. (CAD) *	80,939	1,434,895

Zimbabwe: 0.0%
Delta Corp. Ltd.	15,980	7,858
Ecocash Holdings Zimbabwe Ltd. *	32,900	152

See Notes to Financial Statements

	Number of Shares	Value
Zimbabwe (continued)
Econet Wireless Zimbabwe Ltd.	2,231	$323
		8,333
Total Common Stocks (Cost: $39,985,117)		51,755,261

RIGHTS: 0.0% (Cost: $0)
Morocco: 0.0%
Bank of Africa, MAD 190.00, exp. 10/13/25*	21	9
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $39,985,117)		51,755,270

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8%
Money Market Fund: 0.8% (Cost: $417,955)
State Street Navigator Securities Lending Government Money Market Portfolio	417,955	417,955
Total Investments: 100.8% (Cost: $40,403,072)		52,173,225
Liabilities in excess of other assets: (0.8)%		(421,491)
NET ASSETS: 100.0%		$51,751,734

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,878,152.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,425,279, or 4.7% of net assets.

See Notes to Financial Statements

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,677,380	$40,367	$2,717,747
Burkina Faso	1,266,508	—	—	1,266,508
Canada	3,768,146	—	—	3,768,146
Egypt	—	1,322,377	—	1,322,377
India	1,448,540	—	—	1,448,540
Indonesia	213,265	—	—	213,265
Kenya	1,041,697	1,620,325	—	2,662,022
Morocco	7,674,663	—	—	7,674,663
Nigeria	1,512,272	1,897,105	—	3,409,377
Norway	—	77,700	—	77,700
South Africa	5,553,895	11,815,394	—	17,369,289
Tanzania	—	785,067	—	785,067
United Arab Emirates	—	1,149,437	—	1,149,437
United Kingdom	1,443,911	3,478,913	—	4,922,824
United States	1,525,071	—	—	1,525,071
Zambia	1,434,895	—	—	1,434,895
Zimbabwe	8,333	—	—	8,333
Rights *	9	—	—	9
Money Market Fund	417,955	—	—	417,955
Total Investments	$27,309,160	$24,823,698	$40,367	$52,173,225

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 88.7%
Automobiles & Components: 1.4%
Iochpe Maxion SA	60,402	$148,418
Mahle Metal Leve SA	23,300	129,556
		277,974
Banks: 3.0%
Inter & Co., Inc.	80,889	601,005

Capital Goods: 1.5%
Armac Locacao Logistica E Servicos SA	44,300	27,723
Kepler Weber SA	61,850	92,665
Mills Locacao Servicos e Logistica SA	41,450	84,302
Tupy SA *	26,200	87,862
		292,552
Commercial & Professional Services: 2.0%
Orizon Valorizacao de Residuos SA *	30,200	299,437
Valid Solucoes SA *	21,300	100,402
		399,839
Consumer Discretionary Distribution & Retail: 3.7%
C&A Modas SA	72,750	263,250
Grupo SBF SA	43,150	96,893
Magazine Luiza SA	152,600	276,658
Pet Center Comercio e Participacoes SA	134,250	96,615
		733,416
Consumer Durables & Apparel: 15.7%
Azzas 2154 SA	74,125	586,659
Construtora Tenda SA	41,600	186,825
Cury Construtora e Incorporadora SA	68,900	374,359
Cyrela Brazil Realty SA Empreendimentos e Participacoes	139,650	671,891
Direcional Engenharia SA	52,050	391,062
Ez Tec Empreendimentos e Participacoes SA	71,702	183,706
Grendene SA	62,100	62,865
Guararapes Confeccoes SA *	41,750	65,701
MRV Engenharia e Participacoes SA *	135,550	158,925
Plano & Plano Desenvolvimento Imobiliario SA	30,050	86,835
Vivara Participacoes SA	55,750	277,359
Vulcabras SA	27,050	105,002
		3,151,189
Consumer Services: 5.9%
Afya Ltd.	7,328	130,878
Arcos Dorados Holdings, Inc. †	41,105	324,319
Cogna Educacao SA	756,400	391,210
Cruzeiro do Sul Educacional SA	30,450	28,919
YDUQS Participacoes SA	97,050	294,556
Zamp SA *	34,015	21,349
		1,191,231
	Number of Shares	Value
Consumer Staples Distribution & Retail: 0.6%
Dimed SA Distribuidora da Medicamentos *	47,300	$82,706
Empreendimentos Pague Menos SA *	42,872	27,224
		109,930
Energy: 10.7%
Brava Energia *	184,809	591,868
Excelerate Energy, Inc.	7,078	207,527
Karoon Energy Ltd.	251,788	317,741
Modec, Inc.	19,800	848,686
Petroreconcavo SA	67,800	178,825
		2,144,647
Financial Services: 0.6%
Vinci Partners Investments Ltd.	12,917	124,907

Food, Beverage & Tobacco: 9.9%
Adecoagro SA †	13,762	125,785
BrasilAgro - Co. Brasileira de Propriedades Agricolas	25,200	91,837
Camil Alimentos SA	51,650	48,673
Jalles Machado SA	80,617	57,127
M Dias Branco SA	61,700	272,552
Marfrig Global Foods SA	118,063	497,624
Minerva SA *	232,600	209,777
Sao Martinho SA	70,300	227,342
SLC Agricola SA	87,150	286,645
Tres Tentos Agroindustrial SA	61,200	170,203
		1,987,565
Health Care Equipment & Services: 3.3%
Fleury SA	134,437	322,168
Hospital Mater Dei SA	31,700	27,481
Odontoprev SA	112,640	242,981
Oncoclinicas do Brasil Servicos Medicos SA *	80,050	75,584
		668,214
Insurance: 1.1%
IRB-Brasil Resseguros SA *	26,973	224,597

Materials: 4.6%
Cia Brasileira de Aluminio *	99,200	87,823
Dexco SA	173,400	180,961
ERO Copper Corp. * †	33,601	566,177
Irani Papel e Embalagem SA	58,900	78,814
		913,775
Media & Entertainment: 0.9%
VTEX *	25,957	171,316

Mining: 0.0%
ESG Minerals Ltd.	26,308	693

Pharmaceuticals, Biotechnology & Life Sciences: 0.2%
Blau Farmaceutica SA *	15,850	40,230

Real Estate Management & Development: 3.0%
Iguatemi SA	93,050	397,164
JHSF Participacoes SA	160,750	157,699
LOG Commercial Properties e Participacoes SA	13,400	51,670
		606,533

See Notes to Financial Statements

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Software & Services: 0.9%
LWSA SA 144A	138,350	$100,584
Sonda SA	183,658	70,130
		170,714
Technology Hardware & Equipment: 1.8%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	45,050	132,254
Ituran Location and Control Ltd.	5,867	227,229
		359,483
Telecommunication Services: 0.0%
OI SA *	1	0

Transportation: 7.2%
EcoRodovias Infraestrutura e Logistica SA *	164,340	226,557
Hidrovias do Brasil SA *	193,915	128,489
Log-in Logistica Intermodal SA *	6,300	30,694
Movida Participacoes SA	64,950	83,801
Santos Brasil Participacoes SA	208,100	529,720
SIMPAR SA	150,200	140,438
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	170,000	130,791
Wilson Sons SA	54,050	173,598
		1,444,088
Utilities: 10.7%
Alupar Investimento SA	109,193	622,027
Auren Energia SA	160,100	299,685
Cia de Saneamento de Minas Gerais Copasa MG	93,438	481,026
Cia De Sanena Do Parana *	58,050	406,973
Light SA *	64,100	76,215
Serena Energia SA *	122,402	263,138
		2,149,064
Total Common Stocks (Cost: $15,103,251)		17,762,962

PREFERRED SECURITIES: 11.3%
Banks: 3.1%
Banco ABC Brasil SA*	44,848	184,820
	Number of Shares	Value
Banks (continued)
Banco do Estado do Rio Grande do Sul SA	99,600	$212,102
Banco Pan SA*	150,300	223,800
		620,722
Capital Goods: 3.1%
Marcopolo SA	335,590	491,671
Randon SA Implementos e Participacoes	82,600	135,460
		627,131
Consumer Discretionary Distribution & Retail: 0.7%
Raizen SA	454,200	137,938

Consumer Durables & Apparel: 0.5%
Alpargatas SA	55,700	94,831

Materials: 3.9%
Bradespar SA	91,550	264,552
Cia de Ferro Ligas da Bahia FERBASA*	67,100	83,981
Unipar Carbocloro SA	25,050	268,062
Usinas Siderurgicas de Minas Gerais SA Usiminas*	228,850	173,540
		790,135
Total Preferred Securities (Cost: $2,083,163)		2,270,757
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $17,186,414)		20,033,719

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6%
Money Market Fund: 0.6% (Cost: $121,947)
State Street Navigator Securities Lending Government Money Market Portfolio	121,947	121,947
Total Investments: 100.6% (Cost: $17,308,361)		20,155,666
Liabilities in excess of other assets: (0.6)%		(121,966)
NET ASSETS: 100.0%		$20,033,700

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $914,626.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $100,584, or 0.5% of net assets.

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$277,974	$—	$—	$277,974
Banks	601,005	—	—	601,005
Capital Goods	292,552	—	—	292,552
Commercial & Professional Services	399,839	—	—	399,839
Consumer Discretionary Distribution & Retail	733,416	—	—	733,416
Consumer Durables & Apparel	3,151,189	—	—	3,151,189
Consumer Services	1,191,231	—	—	1,191,231
Consumer Staples Distribution & Retail	109,930	—	—	109,930
Energy	978,220	1,166,427	—	2,144,647
Financial Services	124,907	—	—	124,907
Food, Beverage & Tobacco	1,987,565	—	—	1,987,565
Health Care Equipment & Services	668,214	—	—	668,214
Insurance	224,597	—	—	224,597
Materials	913,775	—	—	913,775
Media & Entertainment	171,316	—	—	171,316
Mining	—	693	—	693
Pharmaceuticals, Biotechnology & Life Sciences	40,230	—	—	40,230
Real Estate Management & Development	606,533	—	—	606,533
Software & Services	170,714	—	—	170,714
Technology Hardware & Equipment	359,483	—	—	359,483
Telecommunication Services	0	—	—	0
Transportation	1,444,088	—	—	1,444,088
Utilities	2,149,064	—	—	2,149,064
Preferred Securities *	2,270,757	—	—	2,270,757
Money Market Fund	121,947	—	—	121,947
Total Investments	$18,988,546	$1,167,120	$—	$20,155,666

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Capital Goods: 32.6%
Beijing Easpring Material Technology Co. Ltd.	23,400	$143,333
CNGR Advanced Material Co. Ltd.	24,300	111,601
Contemporary Amperex Technology Co. Ltd.	148,900	5,250,794
Dongguan Yiheda Automation Co. Ltd.	18,900	60,359
Eve Energy Co. Ltd.	73,100	467,834
Ginlong Technologies Co. Ltd.	12,800	102,668
Hunan Yuneng New Energy Battery Material Co. Ltd.	23,100	100,665
JL Mag Rare-Earth Co. Ltd.	34,800	115,984
Qingdao TGOOD Electric Co. Ltd. *	41,600	139,357
Shenzhen Inovance Technology Co. Ltd.	114,800	1,035,384
Siasun Robot & Automation Co. Ltd. *	68,900	165,398
Sungrow Power Supply Co. Ltd.	84,680	801,612
Sunwoda Electronic Co. Ltd.	78,900	221,223
Wuxi Lead Intelligent Equipment Co. Ltd.	63,800	221,444
		8,937,656
Commercial & Professional Services: 0.8%
Beijing Originwater Technology Co. Ltd.	122,500	77,033
Centre Testing International Group Co. Ltd.	81,300	132,788
		209,821
Consumer Durables & Apparel: 0.5%
DBG Technology Co. Ltd.	21,700	76,165
Huali Industrial Group Co. Ltd.	8,800	64,606
		140,771
Consumer Services: 0.4%
Songcheng Performance Development Co. Ltd.	92,800	110,831

Financial Services: 11.0%
Beijing Compass Technology Development Co. Ltd. *	21,065	237,554
East Money Information Co. Ltd.	724,700	2,342,453
Hithink RoyalFlush Information Network Co. Ltd.	11,800	450,100
		3,030,107
Food, Beverage & Tobacco: 3.6%
Gambol Pet Group Co. Ltd.	4,700	71,786
Jiangsu Lihua Foods Group Co. Ltd.	17,800	46,707
Wens Foodstuff Group Co. Ltd.	308,500	735,957
Yihai Kerry Arawana Holdings Co. Ltd.	32,600	134,446
		988,896
	Number of Shares	Value
Health Care Equipment & Services: 8.0%
Aier Eye Hospital Group Co. Ltd.	252,000	$439,298
Huaxia Eye Hospital Group Co. Ltd.	10,100	27,044
Intco Medical Technology Co. Ltd.	24,700	81,697
Jafron Biomedical Co. Ltd.	25,000	75,332
Lepu Medical Technology Beijing Co. Ltd.	71,000	136,630
Ovctek China, Inc.	29,700	63,360
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	31,800	998,387
Shenzhen New Industries Biomedical Engineering Co. Ltd.	19,300	152,853
Winner Medical Co. Ltd.	10,600	60,846
Winning Health Technology Group Co. Ltd.	105,300	155,892
		2,191,339
Household & Personal Products: 0.6%
By-health Co. Ltd.	57,300	89,965
Yunnan Botanee Bio- Technology Group Co. Ltd.	10,700	66,086
		156,051
Materials: 3.8%
Canmax Technologies Co. Ltd.	33,400	88,881
Hubei Dinglong Co. Ltd. *	39,600	158,636
Hubei Feilihua Quartz Glass Co. Ltd.	24,600	175,463
Jiangsu Nata Opto-electronic Material Co. Ltd.	34,000	150,343
Shandong Sinocera Functional Material Co. Ltd.	45,300	109,773
Shenzhen Capchem Technology Co. Ltd.	27,800	136,706
Sunresin New Materials Co. Ltd.	14,400	101,125
Weihai Guangwei Composites Co. Ltd.	30,800	136,172
		1,057,099
Media & Entertainment: 2.8%
Beijing Enlight Media Co. Ltd.	81,300	230,229
Bluefocus Intelligent Communications Group Co. Ltd. *	206,000	188,794
Kunlun Tech Co. Ltd. *	49,500	232,593
Mango Excellent Media Co. Ltd.	35,900	109,422
		761,038
Pharmaceuticals, Biotechnology & Life Sciences: 5.3%
Betta Pharmaceuticals Co. Ltd.	14,800	119,848
BGI Genomics Co. Ltd.	14,100	97,973
Chongqing Zhifei Biological Products Co. Ltd.	65,700	179,856
CSPC Innovation Pharmaceutical Co. Ltd.	21,400	154,534
Hangzhou Tigermed Consulting Co. Ltd.	30,600	227,907

See Notes to Financial Statements

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Imeik Technology Development Co. Ltd.	7,980	$194,821
Pharmaron Beijing Co. Ltd. *	54,700	187,552
Shenzhen Kangtai Biological Products Co. Ltd.	35,900	76,184
Walvax Biotechnology Co. Ltd.	93,800	144,139
Yili Chuanning Biotechnology Co. Ltd.	37,200	62,562
		1,445,376
Semiconductors & Semiconductor Equipment: 5.3%
All Winner Technology Co. Ltd.	34,500	191,505
Hangzhou Chang Chuan Technology Co. Ltd.	24,300	152,509
Ingenic Semiconductor Co. Ltd.	17,100	165,305
Konfoong Materials International Co. Ltd.	12,000	124,262
SG Micro Corp.	23,270	236,843
Shenzhen SC New Energy Technology Corp.	15,200	115,284
Sigmastar Technology Ltd.	9,700	81,710
Suzhou Maxwell Technologies Co. Ltd.	8,713	84,667
Wuhan DR Laser Technology Corp. Ltd.	7,800	58,004
Yangzhou Yangjie Electronic Technology Co. Ltd.	16,700	121,105
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	35,600	135,029
		1,466,223
Software & Services: 6.9%
Beijing E-Hualu Information Technology Co. Ltd. *	27,200	82,690
Beijing Sinnet Technology Co. Ltd.	81,000	161,770
Beijing Ultrapower Software Co. Ltd. *	109,100	179,822
Empyrean Technology Co. Ltd.	10,400	179,975
Isoftstone Information Technology Group Co. Ltd.	34,100	260,238
Jiangsu Hoperun Software Co. Ltd. *	44,300	314,510
	Number of Shares	Value
Software & Services (continued)
Range Intelligent Computing
Technology Group Co. Ltd.	28,100	$194,212
Sangfor Technologies, Inc.	13,900	182,868
Thunder Software Technology Co. Ltd.	20,300	162,207
Wangsu Science & Technology Co. Ltd.	119,100	178,318
		1,896,610
Technology Hardware & Equipment: 18.3%
Anker Innovations Technology Co. Ltd.	12,280	194,942
Chaozhou Three-Circle Group Co. Ltd.	72,800	339,830
Electric Connector Technology Co. Ltd.	15,600	99,066
Eoptolink Technology, Inc. Ltd.	50,840	906,997
Lens Technology Co. Ltd.	112,600	351,034
Maxscend Microelectronics Co. Ltd.	19,800	197,505
Ruijie Networks Co. Ltd.	5,700	49,055
Shanghai Huace Navigation Technology Ltd.	28,700	140,265
Sharetronic Data Technology Co. Ltd.	12,800	154,555
Shenzhen Everwin Precision Technology Co. Ltd.	54,600	163,383
Shenzhen Longsys Electronics Co. Ltd.	5,700	69,687
Shenzhen Sunway Communication Co. Ltd. *	46,700	146,315
Suzhou TFC Optical Communication Co. Ltd.	25,036	280,808
Victory Giant Technology Huizhou Co. Ltd.	35,400	666,298
Wuhan Jingce Electronic Group Co. Ltd. *	11,100	93,989
Yealink Network Technology Corp. Ltd.	27,300	132,522
Zhongji Innolight Co. Ltd.	49,900	1,022,394
		5,008,645
Total Common Stocks (Cost: $25,762,693)		27,400,463
Total Investments: 99.9% (Cost: $25,762,693)		27,400,463
Other assets less liabilities: 0.1%		32,615
NET ASSETS: 100.0%		$27,433,078

Footnotes:

*	Non-income producing

See Notes to Financial Statements

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$27,400,463	$—	$27,400,463

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 96.3%
610 Funding CLO 2 Ltd. 144A 5.62% (Term SOFR USD 3 Month+1.35%), 01/20/34	$10,600		$10,619,228
6.12% (Term SOFR USD 3 Month+1.85%), 01/20/34	6,000		6,004,590
AGL CLO 5 Ltd. 144A 5.93% (Term SOFR USD 3 Month+1.66%), 07/20/34	23,150		23,181,669
AGL Core CLO 8 Ltd. 144A 5.77% (Term SOFR USD 3 Month+1.50%), 01/20/38	3,000		3,005,043
AIMCO CLO 24 Ltd. 144A 6.15% (Term SOFR USD 3 Month+1.85%), 04/19/38	2,650		2,663,398
Allegro CLO XII Ltd. 144A 5.71% (Term SOFR USD 3 Month+1.44%), 07/21/37	8,625		8,652,169
Anchorage Capital CLO 15 Ltd. 144A 6.31% (Term SOFR USD 3 Month+2.10%), 07/20/38	2,000		2,005,000
Anchorage Capital CLO 17 Ltd. 144A 5.71% (Term SOFR USD 3 Month+1.45%), 02/15/38	7,875		7,863,699
5.91% (Term SOFR USD 3 Month+1.65%), 02/15/38	4,250		4,262,771
Anchorage Capital CLO 30 Ltd. 144A 5.92% (Term SOFR USD 3 Month+1.60%), 01/20/37	3,075		3,078,050
Ares LIV CLO Ltd. 144A 6.06% (Term SOFR USD 3 Month+1.80%), 10/15/32	1,750		1,750,088
Ares LX CLO Ltd. 144A 6.18% (Term SOFR USD 3 Month+1.91%), 07/18/34	2,000		2,006,616
Bain Capital Credit CLO 2017-2 Ltd. 144A 5.68% (Term SOFR USD 3 Month+1.40%), 07/25/37	10,600		10,639,453
Bain Capital Credit CLO 2020-1 Ltd. 144A
	Par (000’s	)	Value
6.07% (Term SOFR USD 3 Month+1.80%), 04/18/33	$2,250		$2,252,561
Bain Capital Credit CLO 2020-3 Ltd. 144A 7.38% (Term SOFR USD 3 Month+3.10%), 10/23/34	10,130		10,097,138
Bain Capital Credit CLO 2020-5 Ltd. 144A 7.87% (Term SOFR USD 3 Month+3.60%), 04/20/34	2,500		2,506,150
Bain Capital Credit CLO 2021-1 Ltd. 144A 5.67% (Term SOFR USD 3 Month+1.40%), 04/18/34	5,950		5,953,487
Bain Capital Credit CLO 2021-2 Ltd. 144A 7.36% (Term SOFR USD 3 Month+3.10%), 07/16/34	12,850		12,893,587
Bain Capital Credit CLO 2021-4 Ltd. 144A 7.63% (Term SOFR USD 3 Month+3.36%), 10/20/34	6,780		6,759,809
Bain Capital Credit CLO 2021-7 Ltd. 144A 6.07% (Term SOFR USD 3 Month+1.80%), 01/22/35	4,500		4,481,091
10.77% (Term SOFR USD 3 Month+6.50%), 01/22/35	1,100		1,071,791
BlueMountain CLO 2018-3 Ltd. 144A 5.47% (Term SOFR USD 3 Month+1.19%), 10/25/30	2,263		2,264,355
BlueMountain CLO XXV Ltd. 144A 5.61% (Term SOFR USD 3 Month+1.35%), 01/15/38	13,000		13,018,616
BlueMountain CLO XXVIII Ltd. 144A 7.42% (Term SOFR USD 3 Month+3.16%), 04/15/34	4,250		4,235,665
BlueMountain CLO XXX Ltd. 144A 6.16% (Term SOFR USD 3 Month+1.90%), 04/15/35	3,135		3,140,511
BlueMountain CLO XXXV Ltd. 144A

See Notes to Financial Statements

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
5.97% (Term SOFR USD 3 Month+1.70%), 10/22/37	$11,000		$11,027,071
Brant Point CLO 2024-4 Ltd. 144A 6.02% (Term SOFR USD 3 Month+1.75%), 07/20/37	5,500		5,515,945
Canyon Capital CLO 2016-1 Ltd. 144A 6.22% (Term SOFR USD 3 Month+1.96%), 07/15/31	10,000		10,047,650
Canyon Capital CLO 2016-2 Ltd. 144A 6.27% (Term SOFR USD 3 Month+2.01%), 10/15/31	6,000		6,010,038
Canyon Capital CLO 2019-1 Ltd. 144A 5.69% (Term SOFR USD 3 Month+1.43%), 07/15/37	2,150		2,155,356
Canyon Capital CLO 2019-2 Ltd. 144A 6.16% (Term SOFR USD 3 Month+1.90%), 10/15/34	12,325		12,345,336
Canyon CLO 2020-1 Ltd. 144A 6.21% (Term SOFR USD 3 Month+1.95%), 07/15/34	11,500		11,513,317
Canyon CLO 2020-2 Ltd. 144A 5.79% (Term SOFR USD 3 Month+1.53%), 10/15/34	16,665		16,607,522
Carlyle Global Market Strategies CLO 2012-4 Ltd. 144A 6.37% (Term SOFR USD 3 Month+2.10%), 04/22/32	1,425		1,426,894
Carlyle Global Market Strategies CLO 2015-4 Ltd. 144A 6.12% (Term SOFR USD 3 Month+1.85%), 07/20/32	8,520		8,531,979
CBAM 2017-2 Ltd. 144A 6.39% (Term SOFR USD 3 Month+2.11%), 07/17/34	1,500		1,501,773
CBAM 2021-14 Ltd. 144A 7.63% (Term SOFR USD 3 Month+3.36%), 04/20/34	5,000		4,974,890
Columbia Cent CLO 31 Ltd. 144A
	Par (000’s	)	Value
5.87% (Term SOFR USD 3 Month+1.60%), 04/20/34	$5,740		$5,733,537
Columbia Cent CLO 32 Ltd. 144A 6.33% (Term SOFR USD 3 Month+2.05%), 07/24/34	4,000		4,004,472
7.45% (Term SOFR USD 3 Month+3.17%), 07/24/34	10,000		10,029,350
Columbia Cent CLO 34 Ltd. 144A 6.09% (Term SOFR USD 3 Month+1.65%), 01/25/38	12,000		12,029,436
6.29% (Term SOFR USD 3 Month+1.85%), 01/25/38	2,300		2,307,795
Columbia Cent CLO 35 Ltd. 144A 6.07% (Term SOFR USD 3 Month+1.75%), 07/25/36	7,500		7,509,375
6.32% (Term SOFR USD 3 Month+2.00%), 07/25/36	1,500		1,503,750
Creeksource 2024-1 Dunes Creek CLO Ltd. 144A 5.98% (Term SOFR USD 3 Month+1.65%), 01/15/38	3,500		3,509,800
Dryden 104 CLO Ltd. 144A 5.92% (Term SOFR USD 3 Month+1.60%), 08/20/34	1,075		1,075,779
Dryden 113 CLO Ltd. 144A 7.36% (Term SOFR USD 3 Month+3.10%), 10/15/37	3,900		3,905,815
Dryden 61 CLO Ltd. 144A 5.84% (Term SOFR USD 3 Month+1.58%), 01/17/32	10,375		10,394,360
Dryden 64 CLO Ltd. 144A 5.50% (Term SOFR USD 3 Month+1.23%), 04/18/31	491		491,996
Dryden 80 CLO Ltd. 144A 6.43% (Term SOFR USD 3 Month+2.15%), 01/17/33	1,250		1,251,485
Dryden 95 CLO Ltd. 144A 7.37% (Term SOFR USD 3 Month+3.05%), 08/20/34	5,275		5,265,969
Fort Washington CLO 2019-1 144A 5.97% (Term SOFR USD 3 Month+1.70%), 10/20/37	5,500		5,516,049

See Notes to Financial Statements

	Par (000’s	)	Value
Generate CLO 22 Ltd. 144A 1.00% (Term SOFR USD 3 Month+1.75%), 07/20/38	$12,000		$12,015,000
Generate CLO 9 Ltd. 144A 6.02% (Term SOFR USD 3 Month+1.75%), 01/20/38	10,000		10,030,560
Halseypoint CLO 7 Ltd. 144A 6.49% (Term SOFR USD 3 Month+2.20%), 07/20/38	1,200		1,203,000
ICG US CLO 2021-3 Ltd. 144A 6.37% (Term SOFR USD 3 Month+2.10%), 10/20/34	6,000		6,014,772
KKR CLO 24 Ltd. 144A 5.61% (Term SOFR USD 3 Month+1.34%), 04/20/32	2,553		2,555,305
KKR CLO 27 Ltd. 144A 10.51% (Term SOFR USD 3 Month+6.25%), 01/15/35	1,000		990,124
KKR CLO 28 Ltd. 144A 6.36% (Term SOFR USD 3 Month+2.10%), 02/09/35	8,000		8,019,816
6.96% (Term SOFR USD 3 Month+2.70%), 02/09/35	1,500		1,504,031
KKR CLO 30 Ltd. 144A 6.13% (Term SOFR USD 3 Month+1.85%), 04/17/37	2,500		2,507,305
KKR CLO 36 Ltd. 144A 6.22% (Term SOFR USD 3 Month+1.96%), 10/15/34	5,000		5,006,020
KKR CLO 37 Ltd. 144A 5.89% (Term SOFR USD 3 Month+1.65%), 04/20/38	15,700		15,721,007
KKR CLO 40 Ltd. 144A 5.97% (Term SOFR USD 3 Month+1.70%), 10/20/34	6,350		6,357,017
LCM 29 Ltd. 144A 5.59% (Term SOFR USD 3 Month+1.33%), 04/15/31	3,038		3,039,101
LCM 39 Ltd. 144A 6.26% (Term SOFR USD 3 Month+2.00%), 10/15/34	14,250		14,261,742
7.51% (Term SOFR USD 3 Month+3.25%), 10/15/34	2,675		2,677,723
	Par (000’s	)	Value
11.26% (Term SOFR USD 3 Month+7.00%), 10/15/34	$1,250		$1,251,309
LCM 40 Ltd. 144A 6.41% (Term SOFR USD 3 Month+2.15%), 01/15/38	13,200		13,263,677
11.76% (Term SOFR USD 3 Month+7.50%), 01/15/38	1,500		1,448,934
LCM 41 Ltd. 144A 6.01% (Term SOFR USD 3 Month+1.70%), 04/15/36	3,300		3,304,125
7.91% (Term SOFR USD 3 Month+3.60%), 04/15/36	1,850		1,856,938
Madison Park Funding LXIII Ltd. 144A 6.47% (Term SOFR USD 3 Month+2.15%), 07/21/38	2,000		2,019,338
MidOcean Credit CLO X 144A 5.88% (Term SOFR USD 3 Month+1.60%), 10/23/34	1,400		1,400,645
6.23% (Term SOFR USD 3 Month+1.95%), 10/23/34	2,650		2,652,454
MidOcean Credit CLO XI Ltd. 144A 5.77% (Term SOFR USD 3 Month+1.50%), 01/18/36	4,500		4,502,732
Neuberger Berman Loan Advisers CLO 38 Ltd. 144A 5.67% (Term SOFR USD 3 Month+1.40%), 10/20/36	26,700		26,703,284
Neuberger Berman Loan Advisers CLO 42 Ltd. 144A 5.66% (Term SOFR USD 3 Month+1.40%), 07/16/36	22,500		22,500,630
Ocean Trails CLO XI 144A 5.82% (Term SOFR USD 3 Month+1.55%), 07/20/34	9,800		9,742,317
OCP CLO 2019-17 Ltd. 144A 5.67% (Term SOFR USD 3 Month+1.40%), 07/20/37	5,950		5,969,439
Octagon 54 Ltd. 144A 5.64% (Term SOFR USD 3 Month+1.38%), 07/15/34	5,900		5,903,416
Octagon 64 Ltd. 144A 6.02% (Term SOFR USD 3 Month+1.70%), 07/21/37	25,000		25,024,625

See Notes to Financial Statements

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Octagon Investment Partners 28 Ltd. 144A 6.00% (Term SOFR USD 3 Month+1.72%), 04/24/37	$2,500		$2,505,770
Octagon Investment Partners 43 Ltd. 144A 6.13% (Term SOFR USD 3 Month+1.85%), 10/25/32	5,000		5,006,825
Octagon Investment Partners 46 Ltd. 144A 5.68% (Term SOFR USD 3 Month+1.42%), 07/15/36	10,000		10,012,250
OZLM Funding II Ltd. 144A 5.48% (Term SOFR USD 3 Month+1.20%), 07/30/31	3,182		3,182,637
OZLM XIV Ltd. 144A 6.10% (Term SOFR USD 3 Month+1.84%), 01/15/38	16,400		16,444,165
OZLM XIX Ltd. 144A 5.61% (Term SOFR USD 3 Month+1.35%), 01/15/35	16,625		16,634,526
6.31% (Term SOFR USD 3 Month+2.05%), 01/15/35	3,125		3,128,109
7.76% (Term SOFR USD 3 Month+3.50%), 01/15/35	10,000		10,015,370
OZLM XV Ltd. 144A 5.49% (Term SOFR USD 3 Month+1.22%), 04/20/33	10,600		10,609,084
OZLM XXII Ltd. 144A 5.61% (Term SOFR USD 3 Month+1.33%), 01/17/31	149		148,733
Palmer Square CLO 2023-2 Ltd. 144A 6.53% (Term SOFR USD 3 Month+2.20%), 07/20/38	2,000		2,020,646
Park Blue CLO 2024-V Ltd. 144A 5.76% (Term SOFR USD 3 Month+1.48%), 07/25/37	5,100		5,113,556
Polus US CLO II Ltd. 144A 9.03% (Term SOFR USD 3 Month+4.75%), 07/20/38	2,000		2,003,940
Riserva CLO Ltd. 144A 5.88% (Term SOFR USD 3 Month+1.61%), 01/18/34	2,540		2,544,958
Rockford Tower CLO 2019-2 Ltd. 144A
	Par (000’s	)	Value
6.32% (Term SOFR USD 3 Month+2.00%), 08/20/32	$3,000		$3,003,819
Rockford Tower CLO 2020-1 Ltd. 144A 6.17% (Term SOFR USD 3 Month+1.90%), 01/20/36	8,650		8,656,799
Rockford Tower CLO 2021-3 Ltd. 144A 5.91% (Term SOFR USD 3 Month+1.65%), 01/15/38	13,500		13,534,047
Rockford Tower CLO 2022-3 Ltd. 144A 5.71% (Term SOFR USD 3 Month+1.44%), 07/20/37	12,000		12,030,024
RR 15 Ltd. 144A 5.62% (Term SOFR USD 3 Month+1.36%), 04/15/36	31,500		31,533,043
5.97% (Term SOFR USD 3 Month+1.71%), 04/15/36	5,065		5,078,260
RR 16 Ltd. 144A 6.17% (Term SOFR USD 3 Month+1.91%), 07/15/36	5,000		5,006,755
RR 20 Ltd. 144A 5.81% (Term SOFR USD 3 Month+1.55%), 07/15/37	22,000		22,024,090
Sagard-Halseypoint CLO 8 Ltd. 144A 5.70% (Term SOFR USD 3 Month+1.39%), 01/30/38	14,500		14,529,232
Sculptor CLO XXVI Ltd. 144A 6.12% (Term SOFR USD 3 Month+1.85%), 01/20/38	1,725		1,729,797
Sculptor CLO XXVIII Ltd. 144A 6.22% (Term SOFR USD 3 Month+1.95%), 01/20/35	9,000		8,992,026
Sculptor CLO XXX Ltd. 144A 6.32% (Term SOFR USD 3 Month+2.05%), 07/20/38	2,000		2,005,000
Signal Peak CLO 10 Ltd. 144A 5.73% (Term SOFR USD 3 Month+1.45%), 01/24/38	4,000		3,996,804
Signal Peak CLO 4 Ltd. 144A 6.29% (Term SOFR USD 3 Month+2.01%), 10/26/34	1,450		1,451,968
7.74% (Term SOFR USD 3 Month+3.46%), 10/26/34	7,400		7,175,921

See Notes to Financial Statements

	Par (000’s	)	Value
Signal Peak CLO 9 Ltd. 144A 5.63% (Term SOFR USD 3 Month+1.36%), 01/21/38	$5,275		$5,301,000
6.02% (Term SOFR USD 3 Month+1.75%), 01/21/38	6,950		6,973,713
Silver Point CLO 9 Ltd. 144A 6.09% (Term SOFR USD 3 Month+1.80%), 03/31/38	5,000		5,007,660
Silver Rock CLO II Ltd. 144A 5.87% (Term SOFR USD 3 Month+1.60%), 01/20/35	21,000		21,001,176
6.37% (Term SOFR USD 3 Month+2.10%), 01/20/35	2,000		2,000,520
Sound Point CLO 2025-2 Ltd. 144A 8.60% (Term SOFR USD 3 Month+4.30%), 04/15/38	2,875		2,899,768
Sound Point CLO 2025R-1 Ltd. 144A 5.97% (Term SOFR USD 3 Month+1.65%), 02/20/38	10,200		10,224,133
6.42% (Term SOFR USD 3 Month+2.10%), 02/20/38	1,000		1,004,294
Sound Point CLO XVIII Ltd. 144A 5.65% (Term SOFR USD 3 Month+1.38%), 01/21/31	1,818		1,820,097
Sound Point CLO XXIII Ltd. 144A 5.69% (Term SOFR USD 3 Month+1.43%), 07/15/34	1,000		1,000,746
Sound Point CLO XXVI Ltd. 144A 5.70% (Term SOFR USD 3 Month+1.43%), 07/20/34	1,100		1,100,887
6.18% (Term SOFR USD 3 Month+1.91%), 07/20/34	10,510		10,518,723
Sound Point CLO XXXI Ltd. 144A 7.79% (Term SOFR USD 3 Month+3.51%), 10/25/34	2,250		2,164,541
Sound Point CLO XXXIII Ltd. 144A 6.18% (Term SOFR USD 3 Month+1.90%), 04/25/35	9,900		9,908,346
Sycamore Tree CLO 2021-1 Ltd. 144A
	Par (000’s	)	Value
5.66% (Term SOFR USD 3 Month+1.39%), 01/20/38	$11,000		$11,021,901
Symphony CLO 42 Ltd. 144A 5.81% (Term SOFR USD 3 Month+1.53%), 04/17/37	10,600		10,628,503
TCI-Symphony CLO 2017-1 Ltd. 144A 5.45% (Term SOFR USD 3 Month+1.19%), 07/15/30	1,310		1,311,987
TCW CLO 2017-1A Ltd. 144A 5.73% (Term SOFR USD 3 Month+1.45%), 10/29/34	8,000		8,003,640
TCW CLO 2019-1 AMR Ltd. 144A 5.62% (Term SOFR USD 3 Month+1.30%), 08/16/34	2,300		2,303,512
6.28% (Term SOFR USD 3 Month+1.95%), 08/16/34	9,150		9,160,230
8.26% (Term SOFR USD 3 Month+3.93%), 08/16/34	3,200		3,154,346
TCW CLO 2020-1 Ltd. 144A 6.27% (Term SOFR USD 3 Month+2.00%), 04/20/34	4,200		4,210,500
TCW CLO 2021-1 Ltd. 144A 6.37% (Term SOFR USD 3 Month+2.10%), 01/20/38	8,200		8,241,197
TCW CLO 2023-1 Ltd. 144A 6.09% (Term SOFR USD 3 Month+1.75%), 03/31/38	2,000		2,002,500
TIAA CLO I Ltd. 144A 5.52% (Term SOFR USD 3 Month+1.25%), 07/20/31	4,071		4,072,914
TICP CLO VII Ltd. 144A 6.16% (Term SOFR USD 3 Month+1.90%), 04/15/33	3,700		3,704,984
Trinitas CLO XIV Ltd. 144A 5.82% (Term SOFR USD 3 Month+1.54%), 01/25/34	6,750		6,750,864
6.68% (Term SOFR USD 3 Month+2.40%), 01/25/34	11,500		11,526,335
Trinitas CLO XIX Ltd. 144A 5.38% (Term SOFR USD 3 Month+1.11%), 10/20/33	31,000		30,963,853
7.22% (Term SOFR USD 3 Month+2.95%), 10/20/33	7,000		7,012,579

See Notes to Financial Statements

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Trinitas CLO XVII Ltd. 144A 6.23% (Term SOFR USD 3 Month+1.96%), 10/20/34	$1,500		$1,501,521
Trinitas CLO XX Ltd. 144A 5.77% (Term SOFR USD 3 Month+1.50%), 07/20/35	17,000		16,900,278
Voya CLO 2016-3 Ltd. 144A 5.97% (Term SOFR USD 3 Month+1.70%), 10/18/31	6,040		6,045,768
Voya CLO 2018-1 Ltd. 144A 5.48% (Term SOFR USD 3 Month+1.21%), 04/19/31	2,258		2,258,435
Whitebox CLO III Ltd. 144A 6.16% (Term SOFR USD 3 Month+1.90%), 10/15/35	2,100		2,103,436
Wind River 2023-1 CLO Ltd. 144A
	Par (000’s	)	Value
6.36% (Term SOFR USD 3 Month+2.05%), 07/25/38	$1,000		$1,004,958
Wind River 2024-1 CLO Ltd. 144A 5.87% (Term SOFR USD 3 Month+1.60%), 04/20/37	10,000		10,032,030
Total Collateralized Loan Obligations (Cost: $1,013,222,102)			1,014,999,689

SHORT-TERM INVESTMENTS: 3.2% United States Treasury Obligations: 3.2% (Cost: $33,448,201)
United States Treasury Bills
4.22%, 07/24/25	10,500,000		10,472,093
4.23%, 07/10/25	23,000,000		22,975,927
			33,448,020
Total Investments: 99.5% (Cost: $1,046,670,303)			1,048,447,709
Other assets less liabilities: 0.5%			5,699,320
NET ASSETS: 100.0%			$1,054,147,029

Definitions:

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,014,999,689, or 96.3% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$1,014,999,689	$—	$1,014,999,689
United States Treasury Obligations	—	33,448,020	—	33,448,020
Total Investments	$—	$1,048,447,709	$—	$1,048,447,709

See Notes to Financial Statements

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.7%
Capital Goods: 0.7%
IndiaMart InterMesh Ltd. 144A	2,522	$76,439
Zen Technologies Ltd.	4,041	93,435
		169,874
Commercial & Professional Services: 2.8%
Computer Age Management Services Ltd.	4,516	225,931
Firstsource Solutions Ltd.	24,191	105,642
L&T Technology Services Ltd. 144A	1,837	94,333
WNS Holdings Ltd. *	3,222	203,759
		629,665
Consumer Durables & Apparel: 2.7%
Dixon Technologies India Ltd.	3,368	588,731

Consumer Services: 11.1%
Eternal Ltd. *	396,167	1,220,114
MakeMyTrip Ltd. *	5,322	521,662
Swiggy Ltd. *	152,602	712,506
		2,454,282
Energy: 8.2%
Reliance Industries Ltd. 144A (GDR)	25,663	1,789,531

Financial Services: 10.4%
Angel One Ltd.	4,956	169,124
IIFL Finance Ltd. *	21,343	117,706
Indian Energy Exchange Ltd. 144A	39,908	89,917
Jio Financial Services Ltd. *	272,733	1,040,344
Kfin Technologies Ltd.	7,702	121,135
Motilal Oswal Financial Services Ltd.	14,232	144,554
Multi Commodity Exchange of India Ltd.	2,282	238,183
One 97 Communications Ltd. *	34,376	370,230
		2,291,193
Health Care Equipment & Services: 0.5%
Inventurus Knowledge Solutions Ltd. *	5,642	105,979

Insurance: 3.3%
PB Fintech Ltd. *	33,978	722,258
	Number of Shares	Value
Media & Entertainment: 3.5%
Affle 3i Ltd. *	5,775	$134,597
Info Edge India Ltd.	36,691	637,015
		771,612
Software & Services: 40.4%
Birlasoft Ltd.	13,198	66,732
Coforge Ltd.	24,437	548,463
Cyient Ltd.	7,202	108,235
HCL Technologies Ltd.	64,522	1,300,891
Infosys Ltd. (ADR)	81,446	1,509,194
KPIT Technologies Ltd.	15,274	224,221
LTIMindtree Ltd. 144A	6,496	402,921
Mphasis Ltd.	7,992	265,326
Oracle Financial Services Software Ltd.	2,143	224,622
Persistent Systems Ltd.	9,857	694,768
Tata Consultancy Services Ltd.	34,667	1,399,869
Tata Elxsi Ltd.	3,186	234,439
Tata Technologies Ltd.	14,451	119,837
Tech Mahindra Ltd.	49,184	967,879
Wipro Ltd. (ADR)	258,460	780,549
Zensar Technologies Ltd.	9,337	91,732
		8,939,678
Technology Hardware & Equipment: 1.9%
Kaynes Technology India Ltd. *	2,458	174,981
Redington Ltd.	47,128	178,842
Tejas Networks Ltd. 144A	7,409	61,839
		415,662
Telecommunication Services: 14.2%
Bharti Airtel Ltd.	79,634	1,866,944
Bharti Hexacom Ltd.	6,850	155,778
HFCL Ltd.	73,792	74,523
Indus Towers Ltd. *	120,482	590,933
Tata Communications Ltd.	10,673	210,434
Vodafone Idea Ltd. *	2,473,957	214,226
		3,112,838
Transportation: 1.0%
Delhivery Ltd. *	48,384	216,074
Total Common Stocks (Cost: $17,652,801)		22,207,377
Total Investments: 100.7% (Cost: $17,652,801)		22,207,377
Liabilities in excess of other assets: (0.7)%		(153,785)
NET ASSETS: 100.0%		$22,053,592

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,514,980, or 11.4% of net assets.

See Notes to Financial Statements

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$169,874	$—	$169,874
Commercial & Professional Services	203,759	425,906	—	629,665
Consumer Durables & Apparel	—	588,731	—	588,731
Consumer Services	521,662	1,932,620	—	2,454,282
Energy	—	1,789,531	—	1,789,531
Financial Services	—	2,291,193	—	2,291,193
Health Care Equipment & Services	—	105,979	—	105,979
Insurance	—	722,258	—	722,258
Media & Entertainment	—	771,612	—	771,612
Software & Services	2,289,743	6,649,935	—	8,939,678
Technology Hardware & Equipment	—	415,662	—	415,662
Telecommunication Services	—	3,112,838	—	3,112,838
Transportation	—	216,074	—	216,074
Total Investments	$3,015,164	$19,192,213	$—	$22,207,377

See Notes to Financial Statements

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Automobiles & Components: 4.4%
Eicher Motors Ltd.	84,654	$5,584,969
Gabriel India Ltd.	32,244	264,134
Pricol Ltd. *	39,881	213,162
		6,062,265
Banks: 23.7%
Bank of Baroda	820,165	2,379,841
Bank of India	514,723	711,713
Bank of Maharashtra	815,105	542,967
ICICI Bank Ltd.	400,280	6,764,629
IDBI Bank Ltd.	3,217,347	3,881,266
Indian Bank	129,454	971,622
Jammu & Kashmir Bank Ltd.	247,449	334,223
Karur Vysya Bank Ltd.	265,912	829,613
Kotak Mahindra Bank Ltd.	257,600	6,499,002
Punjab National Bank	1,749,672	2,254,937
State Bank of India	683,029	6,533,667
Union Bank of India Ltd.	713,841	1,278,774
		32,982,254
Capital Goods: 24.3%
ABB India Ltd.	28,954	2,053,800
Action Construction Equipment Ltd.	19,286	274,238
Balu Forge Industries Ltd.	29,523	244,980
Bharat Electronics Ltd.	1,798,499	8,844,912
Capacit’e Infraprojects Ltd. *	32,252	125,573
Cummins India Ltd.	75,041	2,976,168
Enviro Infra Engineers Ltd. *	42,434	117,083
Force Motors Ltd.	1,323	248,105
GE Vernova T&D India Ltd.	39,266	1,082,302
Hindustan Aeronautics Ltd.	108,136	6,142,451
IndiaMart InterMesh Ltd. 144A	16,867	511,218
Interarch Building Solutions Ltd. *	5,567	142,506
Jupiter Wagons Ltd.	59,516	269,897
Kirloskar Brothers Ltd.	13,481	371,079
Mazagon Dock Shipbuilders Ltd.	23,039	871,624
Olectra Greentech Ltd.	22,791	311,716
Polycab India Ltd.	32,306	2,468,451
Shakti Pumps India Ltd.	26,378	290,862
Suzlon Energy Ltd. *	5,693,159	4,497,956
TD Power Systems Ltd.	50,064	291,718
Triveni Turbine Ltd.	55,243	394,635
Voltamp Transformers Ltd.	4,080	453,196
Zen Technologies Ltd.	23,812	550,572
		33,535,042
Commercial & Professional Services: 0.5%
BLS International Services Ltd.	56,649	243,818
Doms Industries Ltd.	8,739	256,911
EMS Ltd.	13,296	96,618
		597,347
Consumer Discretionary Distribution & Retail: 5.2%
Trent Ltd.	99,791	7,234,485

Consumer Services: 0.0%
TAJGVK Hotels & Resorts Ltd.	7,405	35,250
	Number of Shares	Value
Energy: 4.7%
Coal India Ltd.	1,315,151	$6,013,975
Great Eastern Shipping Co. Ltd.	45,217	516,496
		6,530,471
Financial Services: 7.1%
Aditya Birla Sun Life Asset Management Co. Ltd.	47,413	442,297
Angel One Ltd.	21,366	729,116
Authum Investment & Infrastucture Ltd.	10,181	312,572
HDFC Asset Management Co. Ltd. 144A	56,580	3,426,798
Kfin Technologies Ltd.	38,546	606,244
Motilal Oswal Financial Services Ltd.	79,980	812,355
Nippon Life India Asset Management Ltd. 144A	89,350	833,909
REC Ltd.	598,458	2,811,891
		9,975,182
Food, Beverage & Tobacco: 0.5%
Godfrey Phillips India Ltd.	7,135	746,952

Health Care Equipment & Services: 0.1%
Yatharth Hospital & Trauma Care Services Ltd. *	29,181	182,202

Materials: 2.5%
Aeroflex Industries Ltd. *	20,229	50,258
Ashapura Minechem Ltd. *	31,777	158,066
Chambal Fertilisers and Chemicals Ltd.	76,670	505,448
Deepak Fertilisers & Petrochemicals Corp. Ltd.	30,927	615,644
Jindal Saw Ltd.	121,537	341,542
National Aluminium Co. Ltd.	279,329	629,458
NMDC Ltd.	1,449,636	1,184,097
		3,484,513
Media & Entertainment: 0.1%
Tips Music Ltd.	22,375	175,599

Pharmaceuticals, Biotechnology & Life Sciences: 8.9%
Caplin Point Laboratories Ltd.	10,101	249,540
Dr. Reddy’s Laboratories Ltd.	446,431	6,688,137
Lupin Ltd.	142,757	3,228,467
Natco Pharma Ltd.	45,596	492,584
Supriya Lifescience Ltd.	16,778	138,743
Zydus Lifesciences Ltd.	137,212	1,584,861
		12,382,332
Real Estate Management & Development: 0.9%
Arkade Developers Ltd. *	35,879	81,373
Ganesh Housing Corp. Ltd.	10,812	125,269
Oberoi Realty Ltd.	42,874	953,266
		1,159,908
Semiconductors & Semiconductor Equipment: 0.8%
Waaree Energies Ltd. *	29,100	1,065,838

See Notes to Financial Statements

VANECK INDIA GROWTH LEADERS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Software & Services: 13.5%
Genesys International Corp. Ltd. *	13,301	$99,776
HCL Technologies Ltd.	317,958	6,410,661
Infosys Ltd. (ADR)	301,533	5,587,406
KPIT Technologies Ltd.	63,614	933,850
Tata Consultancy Services Ltd.	139,429	5,630,207
		18,661,900
Technology Hardware & Equipment: 0.1%
Netweb Technologies India Ltd.	9,309	200,363

Telecommunication Services: 2.4%
Indus Towers Ltd. *	691,049	3,389,415
Total Common Stocks (Cost: $112,347,353)		138,401,318
Total Investments: 99.7% (Cost: $112,347,353)		138,401,318
Other assets less liabilities: 0.3%		470,682
NET ASSETS: 100.0%		$138,872,000

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,771,925, or 3.4% of net assets.

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$6,062,265	$—	$6,062,265
Banks	—	32,982,254	—	32,982,254
Capital Goods	—	33,535,042	—	33,535,042
Commercial & Professional Services	—	597,347	—	597,347
Consumer Discretionary Distribution & Retail	—	7,234,485	—	7,234,485
Consumer Services	—	35,250	—	35,250
Energy	—	6,530,471	—	6,530,471
Financial Services	—	9,975,182	—	9,975,182
Food, Beverage & Tobacco	—	746,952	—	746,952
Health Care Equipment & Services	—	182,202	—	182,202
Materials	—	3,484,513	—	3,484,513
Media & Entertainment	—	175,599	—	175,599
Pharmaceuticals, Biotechnology & Life Sciences	—	12,382,332	—	12,382,332
Real Estate Management & Development	—	1,159,908	—	1,159,908
Semiconductors & Semiconductor Equipment	—	1,065,838	—	1,065,838
Software & Services	5,587,406	13,074,494	—	18,661,900
Technology Hardware & Equipment	—	200,363	—	200,363
Telecommunication Services	—	3,389,415	—	3,389,415
Total Investments	$5,587,406	$132,813,912	$—	$138,401,318

See Notes to Financial Statements

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 26.4%
Bank Central Asia Tbk PT	4,828,200	$2,580,901
Bank Jago Tbk PT *	1,054,000	115,315
Bank Mandiri Persero Tbk PT	7,352,604	2,208,607
Bank Negara Indonesia Persero Tbk PT	4,051,264	1,028,225
Bank Rakyat Indonesia Persero Tbk PT	10,736,033	2,475,302
		8,408,350
Capital Goods: 5.7%
Astra International Tbk PT	5,331,600	1,478,530
Jardine Cycle & Carriage Ltd. †	17,188	329,138
		1,807,668
Consumer Discretionary Distribution & Retail: 3.5%
GoTo Gojek Tokopedia Tbk PT *	263,269,100	940,540
Mitra Adiperkasa Tbk PT	2,208,800	160,421
		1,100,961
Consumer Staples Distribution & Retail: 2.4%
Sumber Alfaria Trijaya Tbk PT	5,299,800	780,575

Energy: 12.3%
Adaro Andalan Indonesia PT *	528,600	219,775
AKR Corporindo Tbk PT	1,907,900	136,285
Alamtri Resources Indonesia Tbk PT	4,009,300	452,626
Banpu PCL (NVDR)	2,503,029	309,871
Bukit Asam Tbk PT	1,063,700	161,247
Bumi Resources Tbk PT *	35,293,300	258,752
Dian Swastatika Sentosa Tbk PT *	418,500	1,381,037
Indo Tambangraya Megah Tbk PT	107,400	145,525
Petrindo Jaya Kreasi Tbk PT	457,900	355,034
United Tractors Tbk PT	384,869	508,443
		3,928,595
Financial Services: 0.3%
BFI Finance Indonesia Tbk PT	1,994,500	100,124

Food, Beverage & Tobacco: 7.0%
Charoen Pokphand Indonesia Tbk PT	1,692,100	489,897
First Pacific Co. Ltd.	555,250	393,570
Golden Agri-Resources Ltd.	1,239,800	243,356
Indofood CBP Sukses Makmur Tbk PT	601,700	389,332
Indofood Sukses Makmur Tbk PT	1,192,200	596,970
Japfa Comfeed Indonesia Tbk PT	1,401,100	130,777
		2,243,902
Health Care Equipment & Services: 1.4%
Medikaloka Hermina Tbk PT	2,879,200	251,172
Mitra Keluarga Karyasehat Tbk PT	1,321,797	206,798
		457,970
Household & Personal Products: 0.4%
Unilever Indonesia Tbk PT	1,554,000	138,928
	Number of Shares	Value
Materials: 22.5%
Amman Mineral Internasional PT *	3,741,600	$1,950,949
Aneka Tambang Tbk	2,284,000	429,796
Avia Avian Tbk PT	4,205,900	108,818
Barito Pacific Tbk PT *	7,382,648	755,511
Bumi Resources Minerals Tbk PT *	16,170,900	396,364
Chandra Asri Pacific Tbk PT	2,584,236	1,572,836
Indah Kiat Pulp & Paper Tbk PT	638,800	226,358
Indocement Tunggal Prakarsa Tbk PT	399,900	131,216
Merdeka Battery Materials Tbk PT *	9,091,300	257,685
Merdeka Copper Gold Tbk PT *	3,721,595	461,347
Nickel Industries Ltd.	601,051	274,287
Pabrik Kertas Tjiwi Kimia Tbk PT	338,200	117,199
Pantai Indah Kapuk Dua Tbk PT	320,900	223,908
Semen Indonesia Persero Tbk PT	898,362	148,876
Vale Indonesia Tbk PT	601,000	127,818
		7,182,968
Media & Entertainment: 0.5%
Elang Mahkota Teknologi Tbk PT	4,834,700	144,253

Pharmaceuticals, Biotechnology & Life Sciences: 1.6%
Kalbe Farma Tbk PT	5,339,200	502,182

Real Estate Management & Development: 1.0%
Bumi Serpong Damai Tbk PT *	1,897,200	91,728
Ciputra Development Tbk PT	2,365,695	139,473
Pakuwon Jati Tbk PT *	4,054,200	93,295
		324,496
Telecommunication Services: 8.4%
Indosat Tbk PT	1,401,300	180,310
Sarana Menara Nusantara Tbk PT	5,125,700	155,905
Telkom Indonesia Persero Tbk PT (ADR) †	121,542	2,058,922
XLSMART Telecom Sejahtera Tbk PT	2,026,375	280,834
		2,675,971
Transportation: 0.7%
Jasa Marga Persero Tbk PT	591,250	132,914
Transcoal Pacific Tbk PT	271,600	92,429
		225,343
Utilities: 5.8%
Barito Renewables Energy Tbk PT	4,359,600	1,579,295
Perusahaan Gas Negara Tbk PT	2,830,600	281,706
		1,861,001
Total Common Stocks (Cost: $41,941,681)		31,883,287

See Notes to Financial Statements

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3%
Money Market Fund: 2.3% (Cost: $733,845)
State Street Navigator Securities Lending Government Money Market Portfolio	733,845	$733,845
Total Investments: 102.2% (Cost: $42,675,526)		32,617,132
Liabilities in excess of other assets: (2.2)%		(706,552)
NET ASSETS: 100.0%		$31,910,580

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $975,104.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$8,408,350	$—	$8,408,350
Capital Goods	—	1,807,668	—	1,807,668
Consumer Discretionary Distribution & Retail	—	1,100,961	—	1,100,961
Consumer Staples Distribution & Retail	—	780,575	—	780,575
Energy	1,600,812	2,327,783	—	3,928,595
Financial Services	100,124	—	—	100,124
Food, Beverage & Tobacco	243,356	2,000,546	—	2,243,902
Health Care Equipment & Services	206,798	251,172	—	457,970
Household & Personal Products	—	138,928	—	138,928
Materials	—	7,182,968	—	7,182,968
Media & Entertainment	—	144,253	—	144,253
Pharmaceuticals, Biotechnology & Life Sciences	—	502,182	—	502,182
Real Estate Management & Development	—	324,496	—	324,496
Telecommunication Services	2,339,756	336,215	—	2,675,971
Transportation	92,429	132,914	—	225,343
Utilities	—	1,861,001	—	1,861,001
Money Market Fund	733,845	—	—	733,845
Total Investments	$5,317,120	$27,300,012	$—	$32,617,132

See Notes to Financial Statements

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 0.5%
Mobileye Global, Inc. *	28,947	$520,467

Banks: 24.0%
Bank Hapoalim BM	406,840	7,816,464
Bank Leumi Le-Israel BM	510,150	9,493,870
FIBI Holdings Ltd.	6,042	450,625
First International Bank Of Israel Ltd.	21,170	1,533,816
Israel Discount Bank Ltd.	368,712	3,678,673
Mizrahi Tefahot Bank Ltd.	56,826	3,707,741
		26,681,189
Capital Goods: 5.8%
Ashtrom Group Ltd.	13,121	299,234
Elbit Systems Ltd.	10,519	4,728,290
Electra Ltd.	342	219,665
Kornit Digital Ltd. *	12,688	252,618
Shapir Engineering and Industry Ltd.	36,261	323,399
Shikun & Binui Ltd. *	75,552	379,571
Stratasys Ltd. *	19,202	220,247
		6,423,024
Commercial & Professional Services: 0.6%
Fiverr International Ltd. *	11,072	324,742
Hilan Ltd.	3,818	324,516
		649,258
Consumer Discretionary Distribution & Retail: 1.2%
Global-e Online Ltd. *	39,181	1,314,131

Consumer Durables & Apparel: 0.2%
Delta Galil Ltd.	4,023	213,609

Consumer Services: 0.3%
Fattal Holdings 1998 Ltd. *	1,804	313,763

Consumer Staples Distribution & Retail: 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,354	323,831
Shufersal Ltd.	36,764	422,653
		746,484
Energy: 1.8%
Delek Group Ltd.	3,711	769,398
Energean PLC †	50,837	634,991
Oil Refineries Ltd.	870,453	234,999
Paz Retail And Energy Ltd.	1,825	333,964
		1,973,352
Financial Services: 2.2%
Isracard Ltd.	72,261	372,509
Payoneer Global, Inc. *	88,036	603,047
Plus500 Ltd.	20,154	938,881
Tel Aviv Stock Exchange Ltd.	28,138	544,700
		2,459,137
Food, Beverage & Tobacco: 0.4%
Strauss Group Ltd.	17,030	467,568
	Number of Shares	Value
Health Care Equipment & Services: 0.8%
Inmode Ltd. *	22,053	$318,446
Novocure Ltd. *	22,614	402,529
OPKO Health, Inc. *	119,041	157,134
		878,109
Household & Personal Products: 0.6%
Oddity Tech Ltd. *	8,443	637,193

Insurance: 6.1%
Clal Insurance Enterprises Holdings Ltd.	25,181	1,114,142
Harel Insurance Investments & Financial Services Ltd.	45,212	1,266,934
Lemonade, Inc. * †	21,698	950,589
Menora Mivtachim Holdings Ltd.	9,363	738,442
Migdal Insurance & Financial Holdings Ltd.	192,517	530,649
Phoenix Financial Ltd.	77,548	2,245,092
		6,845,848
Materials: 1.5%
ICL Group Ltd. †	172,764	1,188,616
Israel Corp. Ltd.	1,413	472,552
		1,661,168
Media & Entertainment: 0.5%
Perion Network Ltd. *	11,511	116,837
Playtika Holding Corp.	38,055	180,000
Taboola.com Ltd. *	68,152	249,436
		546,273
Pharmaceuticals, Biotechnology & Life Sciences: 6.5%
Teva Pharmaceutical Industries Ltd. (ADR) *	432,738	7,252,689

Real Estate Management & Development: 3.8%
Airport City Ltd. *	16,083	295,242
Alony Hetz Properties & Investments Ltd.	38,393	398,136
Amot Investments Ltd.	55,506	376,170
Azrieli Group Ltd.	14,763	1,359,830
Big Shopping Centers Ltd. *	4,206	807,371
Melisron Ltd.	6,372	727,580
Mivne Real Estate KD Ltd.	76,779	287,942
		4,252,271
Semiconductors & Semiconductor Equipment: 4.0%
Camtek Ltd. * †	11,470	969,903
Nova Ltd. * †	6,771	1,863,379
SolarEdge Technologies, Inc. * †	17,486	356,715
Tower Semiconductor Ltd. *	29,017	1,257,887
		4,447,884
Software & Services: 33.5%
Amdocs Ltd.	32,938	3,005,263
Cellebrite DI Ltd. *	49,547	792,752
Check Point Software Technologies Ltd. *	33,852	7,489,755
CyberArk Software Ltd. *	18,660	7,592,381
Formula Systems 1985 Ltd.	1,867	238,081

See Notes to Financial Statements

	Number of Shares	Value
Software & Services (continued)
JFrog Ltd. *	39,973	$1,754,015
Matrix IT Ltd.	9,810	341,676
Monday.com Ltd. *	14,213	4,469,704
Nice Ltd. (ADR) * †	22,581	3,814,157
One Software Technologies Ltd.	10,166	262,307
Radware Ltd. *	12,642	372,181
Sapiens International Corp. NV	12,697	371,387
SentinelOne, Inc. *	108,484	1,983,088
Varonis Systems, Inc. *	35,871	1,820,453
Wix.com Ltd. *	19,196	3,041,798
		37,348,998
Technology Hardware & Equipment: 0.6%
Next Vision Stabilized Systems Ltd.	19,109	713,623

Telecommunication Services: 1.0%
Bezeq The Israeli Telecommunication Corp. Ltd.	652,199	1,114,788

Transportation: 0.7%
ZIM Integrated Shipping Services Ltd.	48,868	786,286
	Number of Shares	Value
Utilities: 2.7%
Energix-Renewable Energies Ltd.	73,710	$272,327
Enlight Renewable Energy Ltd. *	26,120	593,783
Kenon Holdings Ltd.	5,920	244,693
OPC Energy Ltd. *	28,019	341,313
Ormat Technologies, Inc. †	18,704	1,566,647
		3,018,763
Total Common Stocks (Cost: $65,608,403)		111,265,875

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Money Market Fund: 2.0% (Cost: $2,249,320)
State Street Navigator Securities Lending Government Money Market Portfolio	2,249,320	2,249,320
Total Investments: 102.0% (Cost: $67,857,723)		113,515,195
Liabilities in excess of other assets: (2.0)%		(2,194,043)
NET ASSETS: 100.0%		$111,321,152

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,406,277.

See Notes to Financial Statements

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$520,467	$—	$—	$520,467
Banks	—	26,681,189	—	26,681,189
Capital Goods	5,201,155	1,221,869	—	6,423,024
Commercial & Professional Services	324,742	324,516	—	649,258
Consumer Discretionary Distribution & Retail	1,314,131	—	—	1,314,131
Consumer Durables & Apparel	—	213,609	—	213,609
Consumer Services	—	313,763	—	313,763
Consumer Staples Distribution & Retail	—	746,484	—	746,484
Energy	634,991	1,338,361	—	1,973,352
Financial Services	603,047	1,856,090	—	2,459,137
Food, Beverage & Tobacco	—	467,568	—	467,568
Health Care Equipment & Services	878,109	—	—	878,109
Household & Personal Products	637,193	—	—	637,193
Insurance	950,589	5,895,259	—	6,845,848
Materials	1,188,616	472,552	—	1,661,168
Media & Entertainment	546,273	—	—	546,273
Pharmaceuticals, Biotechnology & Life Sciences	7,252,689	—	—	7,252,689
Real Estate Management & Development	—	4,252,271	—	4,252,271
Semiconductors & Semiconductor Equipment	4,447,884	—	—	4,447,884
Software & Services	36,506,934	842,064	—	37,348,998
Technology Hardware & Equipment	—	713,623	—	713,623
Telecommunication Services	—	1,114,788	—	1,114,788
Transportation	786,286	—	—	786,286
Utilities	1,566,647	1,452,116	—	3,018,763
Money Market Fund	2,249,320	—	—	2,249,320
Total Investments	$65,609,073	$47,906,122	$—	$113,515,195

See Notes to Financial Statements

VANECK OFFICE AND COMMERCIAL REIT ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.2%
Real Estate Investment Trusts: 99.2%
American Assets Trust, Inc.	2,983	$58,914
Brandywine Realty Trust	9,064	38,885
BXP, Inc.	3,306	223,057
COPT Defense Properties	3,820	105,356
Cousins Properties, Inc.	7,374	221,441
Douglas Emmett, Inc.	7,258	109,160
Easterly Government Properties, Inc.	2,475	54,945
EastGroup Properties, Inc.	199	33,257
Empire State Realty Trust, Inc.	8,325	67,349
Highwoods Properties, Inc.	3,458	107,509
Hudson Pacific Properties, Inc. *	21,923	60,069
JBG SMITH Properties	3,103	53,682
Kilroy Realty Corp. †	5,666	194,400
Kimco Realty Corp.	2,506	52,676
Net Lease Office Properties *	937	30,499
Paramount Group, Inc. *	12,084	73,712
Piedmont Realty Trust, Inc.	8,094	59,005
Prologis, Inc.	890	93,557
	Number of Shares	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.	1,671	$96,266
Regency Centers Corp.	400	28,492
Rexford Industrial Realty, Inc.	704	25,041
Simon Property Group, Inc.	604	97,099
SL Green Realty Corp.	3,402	210,584
Vornado Realty Trust	5,879	224,814
WP Carey, Inc.	820	51,152
Total Common Stocks (Cost: $2,428,946)		2,370,921

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.3%
Money Market Fund: 6.3% (Cost: $151,640)
State Street Navigator Securities Lending Government Money Market Portfolio	151,640	151,640
Total Investments: 105.5% (Cost: $2,580,586)		2,522,561
Liabilities in excess of other assets: (5.5)%		(132,487)
NET ASSETS: 100.0%		$2,390,074

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $146,264.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$2,370,921	$—	$—	$2,370,921
Money Market Fund	151,640	—	—	151,640
Total Investments	$2,522,561	$—	$—	$2,522,561

*    See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 11.4%
Bank for Foreign Trade of Vietnam JSC *	11,324,101	$24,717,910
Nam A Commercial JSB *	7,434,800	4,767,812
Saigon - Hanoi Commercial Joint Stock Bank	21,234,425	10,492,455
Vietnam Export Import Commercial JSB	9,369,029	8,191,721
		48,169,898
Capital Goods: 8.1%
Development Investment Construction JSC *	5,377,649	3,647,351
Gelex Group JSC	6,808,142	9,753,033
Ha Do Group JSC *	2,147,356	2,086,881
Hoang Huy Investment Financial Services JSC *	5,300,020	4,063,601
IDICO Corp. JSC	2,043,310	3,466,748
Tasco JSC *	8,460,300	4,178,246
Vietnam Construction and Import-Export JSC	5,252,919	4,435,317
Viettel Construction JSC	641,400	2,523,949
		34,155,126
Energy: 1.7%
PetroVietnam Drilling & Well Services JSC *	4,516,688	3,465,717
PetroVietnam Technical Services Corp.	3,143,500	3,959,387
		7,425,104
Financial Services: 17.2%
FPT Securities JSC	3,449,934	4,991,222
Sai Gon-Ha Noi Securities JSC	7,267,824	3,589,324
SSI Securities Corp.	24,604,639	23,299,335
Vietcap Securities JSC	9,724,935	13,331,408
VIX Securities JSC *	26,664,406	13,043,697
VNDirect Securities Corp.	21,793,325	14,376,143
		72,631,129
Food, Beverage & Tobacco: 18.0%
BAF Viet Nam Agriculture JSC *	2,764,600	3,725,576
HAGL JSC *	9,410,100	4,665,332
KIDO Group Corp.	1,794,436	3,949,754
Masan Group Corp. *	7,234,476	21,279,816
Saigon Beer Alcohol Beverage Corp.	2,481,000	4,465,128
Thanh Thanh Cong - Bien Hoa JSC *	6,776,018	5,126,901
Vietnam Dairy Products JSC	12,379,141	27,487,612
Vinh Hoan Corp.	2,214,760	5,064,268
		75,764,387
Insurance: 0.9%
Bao Viet Holdings	1,866,596	3,802,269
	Number of Shares	Value
Materials: 11.7%
Duc Giang Chemicals JSC	2,498,032	$9,737,947
Hoa Phat Group JSC *	33,834,699	29,481,910
Hoa Sen Group	4,805,201	3,057,777
PetroVietNam Ca Mau Fertilizer JSC	2,458,200	3,171,948
Petrovietnam Fertilizer & Chemicals JSC	2,574,200	3,795,251
		49,244,833
Real Estate Management & Development: 28.3%
CEO Group JSC *	4,704,705	3,224,066
Dat Xanh Group JSC *	5,124,965	3,322,465
Khang Dien House Trading and Investment JSC *	2,738,466	3,085,336
Kinh Bac City Development Holding Corp. *	4,603,900	4,725,070
Novaland Investment Group Corp. *	16,222,258	9,408,978
Phat Dat Real Estate Development Corp. *	6,845,136	4,738,246
Sai Gon VRG Investment Corp.	1,792,400	4,738,407
Van Phu Real Estate Development JSC *	2,290,552	4,673,970
Vincom Retail JSC *	13,627,922	12,865,743
Vingroup JSC *	9,323,849	34,132,700
Vinhomes JSC 144A *	11,664,867	34,285,561
		119,200,542
Transportation: 1.5%
Vietjet Aviation JSC *	1,885,940	6,363,168

Utilities: 1.1%
PetroVietnam Power Corp. *	9,061,510	4,512,190

Total Common Stocks (Cost: $312,456,654)		421,268,646

RIGHTS: 0.0% (Cost: $0)
Capital Goods: 0.0%
Tasco JSC, VND 10,000.00, exp. 08/20/25*	8,571,500	190,328

EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
DCVFMVN Diamond ETF	62,610	79,076

Total Investments: 99.9% (Cost: $312,498,812)		421,538,050
Other assets less liabilities: 0.1%		219,017
NET ASSETS: 100.0%		$421,757,067

Definitions:

VND	Vietnam Dong

See Notes to Financial Statements

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $34,285,561, or 8.1% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$—	$48,169,898	$—	$48,169,898
Capital Goods	4,178,246	29,976,880	—	34,155,126
Energy	3,959,387	3,465,717	—	7,425,104
Financial Services	3,589,324	69,041,805	—	72,631,129
Food, Beverage & Tobacco	35,878,520	39,885,867	—	75,764,387
Insurance	—	3,802,269	—	3,802,269
Materials	—	49,244,833	—	49,244,833
Real Estate Management & Development	17,307,014	101,893,528	—	119,200,542
Transportation	—	6,363,168	—	6,363,168
Utilities	—	4,512,190	—	4,512,190
Rights *	—	190,328	—	190,328
Exchange Traded Fund	79,076	—	—	79,076
Total Investments	$64,991,567	$356,546,483	$—	$421,538,050

*   See Schedule of Investments for industry sectors.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	AA-BB CLO ETF	Africa Index ETF	Brazil Small-Cap ETF	ChiNext ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$105,717,888	$51,755,270	$20,033,719	$27,400,463
Short-term investments held as collateral for securities loaned (3)	—	417,955	121,947	—
Cash	922,888	59,747	—	74,502
Cash denominated in foreign currency, at value (4)	—	353	9,097	12,990
Receivables:
Investment securities sold	—	242,869	—	—
Due from Adviser	—	—	3,089	3,342
Dividends and interest	1,321,110	128,153	93,756	—
Prepaid expenses	—	226	141	79
Other assets	—	5,435	8,768	478
Total assets	107,961,886	52,610,008	20,270,517	27,491,854
Liabilities:
Payables:
Investment securities purchased	1,000,000	313,773	—	—
Collateral for securities loaned	—	417,955	121,947	—
Due to Adviser	41,639	18,086	—	—
Due to custodian	—	—	21,419	—
Deferred Trustee fees	—	17,432	44,955	1,728
Accrued expenses	—	54,764	48,496	57,048
Accrued foreign taxes	—	36,264	—	—
Total liabilities	1,041,639	858,274	236,817	58,776
NET ASSETS	$106,920,247	$51,751,734	$20,033,700	$27,433,078
Shares outstanding	2,100,000	2,600,000	1,300,000	950,000
Net asset value, redemption and offering price per share	$50.91	$19.90	$15.41	$28.88
Net Assets consist of:
Aggregate paid-in capital	$106,153,424	$113,444,918	$187,517,826	$38,029,343
Total distributable earnings (loss)	766,823	(61,693,184)	(167,484,126)	(10,596,265)
NET ASSETS	$106,920,247	$51,751,734	$20,033,700	$27,433,078
(1) Includes Investment in securities on loan, at market value	$—	$4,878,152	$914,626	$—
(2) Cost of investments - Unaffiliated issuers	$105,670,174	$39,985,117	$17,186,414	$25,762,693
(3) Cost of short-term investments held as collateral for securities loaned	$—	$417,955	$121,947	$—
(4) Cost of cash denominated in foreign currency	$—	$649	$9,011	$12,969

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	CLO ETF	Digital India ETF	India Growth Leaders ETF (a)	Indonesia Index ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,048,447,709	$22,207,377	$138,401,318	$31,883,287
Short-term investments held as collateral for securities loaned (3)	—	—	—	733,845
Cash	505,083	259,774	69,178	384
Cash denominated in foreign currency, at value (4)	—	38,085	583,018	—
Receivables:
Shares of beneficial interest sold	10,594,158	—	—	—
Dividends and interest	12,427,756	21,923	248,643	224,246
Prepaid expenses	—	—	164	150
Other assets	—	—	3,913	7,429
Total assets	1,071,974,706	22,527,159	139,306,234	32,849,341
Liabilities:
Payables:
Investment securities purchased	17,485,382	88,574	—	—
Collateral for securities loaned	—	—	—	733,845
Line of credit	—	—	—	105,036
Due to Adviser	342,295	12,329	47,672	5,485
Deferred Trustee fees	—	—	19,873	38,315
Accrued expenses	—	—	69,340	56,080
Accrued foreign taxes	—	372,664	297,349	—
Total liabilities	17,827,677	473,567	434,234	938,761
NET ASSETS	$1,054,147,029	$22,053,592	$138,872,000	$31,910,580
Shares outstanding	19,900,000	500,000	2,874,967	2,200,000
Net asset value, redemption and offering price per share	$52.97	$44.11	$48.30	$14.50
Net Assets consist of:
Aggregate paid-in capital	$1,046,662,087	$17,956,236	$190,089,110	$172,260,755
Total distributable earnings (loss)	7,484,942	4,097,356	(51,217,110)	(140,350,175)
NET ASSETS	$1,054,147,029	$22,053,592	$138,872,000	$31,910,580
(1) Includes Investment in securities on loan, at market value	$—	$—	$—	$975,104
(2) Cost of investments - Unaffiliated issuers	$1,046,670,303	$17,652,801	$112,347,353	$41,941,681
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$—	$733,845
(4) Cost of cash denominated in foreign currency	$—	$37,749	$585,011	$—

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	Israel ETF	Office and Commercial REIT ETF	Vietnam ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$111,265,875	$2,370,921	$421,538,050
Short-term investments held as collateral for securities loaned (3)	2,249,320	151,640	—
Cash	79,658	9,576	2,042
Cash denominated in foreign currency, at value (4)	27	—	957,295
Receivables:
Investment securities sold	—	36,188	5,462,002
Dividends and interest	64,850	11,549	1,142,345
Federal and State income taxes	—	187	—
Prepaid expenses	331	—	797
Other assets	2,258	—	25,368
Total assets	113,662,319	2,580,061	429,127,899
Liabilities:
Payables:
Investment securities purchased	—	37,340	—
Shares of beneficial interest redeemed	—	—	5,470,656
Collateral for securities loaned	2,249,320	151,640	—
Line of credit	—	—	1,349,755
Due to Adviser	39,049	1,007	170,990
Deferred Trustee fees	6,355	—	71,410
Accrued expenses	46,443	—	308,021
Total liabilities	2,341,167	189,987	7,370,832
NET ASSETS	$111,321,152	$2,390,074	$421,757,067
Shares outstanding	2,150,000	60,000	30,500,000
Net asset value, redemption and offering price per share	$51.78	$39.83	$13.83
Net Assets consist of:
Aggregate paid-in capital	$81,509,561	$2,416,200	$719,134,267
Total distributable earnings (loss)	29,811,591	(26,126)	(297,377,200)
NET ASSETS	$111,321,152	$2,390,074	$421,757,067
(1) Includes Investment in securities on loan, at market value	$4,406,277	$146,264	$—
(2) Cost of investments - Unaffiliated issuers	$65,608,403	$2,428,946	$312,498,812
(3) Cost of short-term investments held as collateral for securities loaned	$2,249,320	$151,640	$—
(4) Cost of cash denominated in foreign currency	$27	$—	$956,602

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	AA-BB CLO ETF	Africa Index ETF	Brazil Small-Cap ETF	ChiNext ETF
Income:
Dividends	$—	$1,126,035	$381,313	$278,737
Interest	3,338,716	3,436	598	10,286
Securities lending income	—	8,651	15,610	—
Net foreign taxes withheld	—	(95,610)	(13,118)	(27,874)
Total income	3,338,716	1,042,512	384,403	261,149
Expenses:
Management fees	201,647	110,885	42,549	72,008
Professional fees	—	23,931	24,049	26,553
Custody and accounting fees	—	36,408	29,710	46,139
Reports to shareholders	—	10,243	7,617	7,464
Trustees’ fees and expenses	—	1,002	1,065	392
Exchange listing fees	—	3,358	3,358	3,364
Insurance	—	549	542	540
Interest	—	947	223	—
Taxes	185	185	185	185
Other	—	971	1,181	3,805
Total expenses	201,832	188,479	110,479	160,450
Expenses assumed by the Adviser	—	(14,365)	(59,863)	(66,654)
Net expenses	201,832	174,114	50,616	93,796
Net investment income	3,136,884	868,398	333,787	167,353

Net realized gain (loss) on:
Investments	71,358	807,582	(1,180,483)	(2,279,708)
In-kind redemptions	—	1,048,364	41,849	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(16,053)	3,348	(3,769)
Net realized gain (loss)	71,358	1,839,893	(1,135,286)	(2,283,477)

Net change in unrealized appreciation (depreciation) on:
Investments	(378,198)	7,870,574	6,487,604	2,670,389
Foreign currency translations and foreign denominated assets and liabilities	—	542	7,192	65
Net change in unrealized appreciation (depreciation)	(378,198)	7,871,116	6,494,796	2,670,454
Net increase in net assets resulting from operations	$2,830,044	$10,579,407	$5,693,297	$554,330

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	CLO ETF	Digital India ETF	India Growth Leaders ETF (a)	Indonesia Index ETF
Income:
Dividends	$—	$154,323	$1,177,208	$1,056,625
Interest	29,620,701	9,102	5,185	1,487
Securities lending income	—	—	—	1,778
Net foreign taxes withheld	—	(28,460)	(242,717)	(154,936)
Total income	29,620,701	134,965	939,676	904,954
Expenses:
Management fees	1,925,572	83,366	336,106	71,245
Professional fees	—	—	38,648	22,952
Custody and accounting fees	—	—	82,451	20,818
Reports to shareholders	—	—	11,054	7,786
Trustees’ fees and expenses	—	—	13,038	974
Exchange listing fees	—	—	3,358	3,358
Insurance	—	—	1,676	547
Interest	760	130	6,303	180
Taxes	185	185	185	185
Other	—	—	8,560	227
Total expenses	1,926,517	83,681	501,379	128,272
Expenses assumed by the Adviser	—	—	(24,343)	(46,687)
Net expenses	1,926,517	83,681	477,036	81,585
Net investment income	27,694,184	51,284	462,640	823,369

Net realized gain (loss) on:
Investments (1)	61,583	(180,889)	(6,126,598)	(2,422,599)
In-kind redemptions	288,491	217,639	348,999	(223,600)
Foreign currency transactions and foreign denominated assets and liabilities	—	(40,082)	69,171	(276)
Net realized gain (loss)	350,074	(3,332)	(5,708,428)	(2,646,475)

Net change in unrealized appreciation (depreciation) on:
Investments (2)	(2,136,946)	(659,579)	805,721	1,413,252
Foreign currency translations and foreign denominated assets and liabilities	—	587	(479)	—
Net change in unrealized appreciation (depreciation)	(2,136,946)	(658,992)	805,242	1,413,252
Net increase (decrease) in net assets resulting from operations	$25,907,312	$(611,040)	$(4,440,546)	$(409,854)
(1) Net of foreign taxes	$—	$(92,633)	$(3,604)	$—
(2) Net change in accrued foreign taxes	$—	$476,239	$(297,349)	$—

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	Israel ETF	Office and Commercial REIT ETF	Vietnam ETF
Income:
Dividends	$997,250	$32,965	$2,939,692
Interest	1,968	55	5,361
Securities lending income	71,435	62	—
Net foreign taxes withheld	(218,849)	—	—
Total income	851,804	33,082	2,945,053
Expenses:
Management fees	236,167	5,712	989,234
Professional fees	23,265	—	24,324
Custody and accounting fees	28,912	—	204,820
Reports to shareholders	9,516	—	19,631
Trustees’ fees and expenses	1,087	—	6,813
Exchange listing fees	3,359	—	1,976
Insurance	1,345	—	4,255
Interest	292	—	103,816
Taxes	185	243	185
Other	352	—	5,099
Total expenses	304,480	5,955	1,360,153
Expenses assumed by the Adviser	(25,325)	—	—
Net expenses	279,155	5,955	1,360,153
Net investment income	572,649	27,127	1,584,900

Net realized gain (loss) on:
Investments	(1,298,304)	(41,167)	4,177,719
In-kind redemptions	—	73,598	—
Foreign currency transactions and foreign denominated assets and liabilities	(308)	—	(462,025)
Net realized gain (loss)	(1,298,612)	32,431	3,715,694

Net change in unrealized appreciation (depreciation) on:
Investments	18,565,801	(218,551)	62,162,738
Foreign currency translations and foreign denominated assets and liabilities	163	—	(3,115)
Net change in unrealized appreciation (depreciation)	18,565,964	(218,551)	62,159,623
Net increase (decrease) in net assets resulting from operations	$17,840,001	$(158,993)	$67,460,217

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AA-BB CLO ETF		Africa Index ETF
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(a)	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$3,136,884	$895,028	$868,398	$972,114
Net realized gain (loss)	71,358	(61)	1,839,893	(1,216,838)
Net change in unrealized appreciation (depreciation)	(378,198)	425,912	7,871,116	4,450,502
Net increase in net assets resulting from operations	2,830,044	1,320,879	10,579,407	4,205,778
Distributions to shareholders from:
Distributable earnings	(2,494,280)	(889,820)	—	—

Share transactions*:
Proceeds from sale of shares	60,912,013	60,300,171	2,847,673	9,433,069
Cost of shares redeemed	(15,058,760)	—	(4,821,439)	(12,274,875)
Net increase (decrease) in net assets resulting from share transactions	45,853,253	60,300,171	(1,973,766)	(2,841,806)
Total increase in net assets	46,189,017	60,731,230	8,605,641	1,363,972
Net Assets, beginning of period	60,731,230	—	43,146,093	41,782,121
Net Assets, end of period	$106,920,247	$60,731,230	$51,751,734	$43,146,093
*Shares of Common Stock Issued (no par value)
Shares sold	1,200,000	1,200,000	150,000	600,000
Shares redeemed	(300,000)	—	(300,000)	(800,000)
Net increase (decrease)	900,000	1,200,000	(150,000)	(200,000)

(a)	For the period September 25, 2024 (commencement of operations) through December 31, 2024.

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Brazil Small-Cap ETF		ChiNext ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$333,787	$778,759	$167,353	$102,694
Net realized loss	(1,135,286)	(1,539,123)	(2,283,477)	(4,303,642)
Net change in unrealized appreciation (depreciation)	6,494,796	(8,832,330)	2,670,454	(559,901)
Net increase (decrease) in net assets resulting from operations	5,693,297	(9,592,694)	554,330	(4,760,849)
Distributions to shareholders from:
Distributable earnings	—	(650,035)	—	(48,120)

Share transactions*:
Proceeds from sale of shares	—	—	—	41,168,856
Cost of shares redeemed	(1,729,431)	(3,732,846)	(6,451,892)	(20,254,902)
Net increase (decrease) in net assets resulting from share transactions	(1,729,431)	(3,732,846)	(6,451,892)	20,913,954
Total increase (decrease) in net assets	3,963,866	(13,975,575)	(5,897,562)	16,104,985
Net Assets, beginning of period	16,069,834	30,045,409	33,330,640	17,225,655
Net Assets, end of period	$20,033,700	$16,069,834	$27,433,078	$33,330,640
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	—	1,200,000
Shares redeemed	(150,000)	(250,000)	(250,000)	(700,000)
Net increase (decrease)	(150,000)	(250,000)	(250,000)	500,000

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CLO ETF		Digital India ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$27,694,184	$28,689,042	$51,284	$51,637
Net realized gain (loss)	350,074	2,167,982	(3,332)	(118)
Net change in unrealized appreciation (depreciation)	(2,136,946)	1,575,429	(658,992)	4,284,429
Net increase (decrease) in net assets resulting from operations	25,907,312	32,432,453	(611,040)	4,335,948
Distributions to shareholders from:
Distributable earnings	(23,030,320)	(30,616,070)	—	—

Share transactions*:
Proceeds from sale of shares	464,351,495	570,662,000	—	14,415,956
Cost of shares redeemed	(204,748,242)	(15,684,333)	(5,097,443)	—
Net increase (decrease) in net assets resulting from share transactions	259,603,253	554,977,667	(5,097,443)	14,415,956
Total increase (decrease) in net assets	262,480,245	556,794,050	(5,708,483)	18,751,904
Net Assets, beginning of period	791,666,784	234,872,734	27,762,075	9,010,171
Net Assets, end of period	$1,054,147,029	$791,666,784	$22,053,592	$27,762,075
*Shares of Common Stock Issued (no par value)
Shares sold	8,800,000	10,800,000	—	375,000
Shares redeemed	(3,900,000)	(300,000)	(125,000)	—
Net increase (decrease)	4,900,000	10,500,000	(125,000)	375,000

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	India Growth Leaders ETF (a)		Indonesia Index ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$462,640	$775,564	$823,369	$1,190,448
Net realized gain (loss)	(5,708,428)	14,211,235	(2,646,475)	(2,098,485)
Net change in unrealized appreciation (depreciation)	805,242	3,011,121	1,413,252	(4,474,539)
Net increase (decrease) in net assets resulting from operations	(4,440,546)	17,997,920	(409,854)	(5,382,576)
Distributions to shareholders from:
Distributable earnings	—	(5,499,942)	—	(1,274,950)

Share transactions*:
Proceeds from sale of shares	4,750,034	45,660,398	3,736,566	51,254,389
Cost of shares redeemed	(14,794,806)	—	(1,508,438)	(43,477,457)
Net increase (decrease) in net assets resulting from share transactions	(10,044,772)	45,660,398	2,228,128	7,776,932
Total increase (decrease) in net assets	(14,485,318)	58,158,376	1,818,274	1,119,406
Net Assets, beginning of period	153,357,318	95,198,942	30,092,306	28,972,900
Net Assets, end of period	$138,872,000	$153,357,318	$31,910,580	$30,092,306
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	950,000	300,000	2,850,000
Shares redeemed	(350,000)	—	(100,000)	(2,550,000)
Net increase (decrease)	(250,000)	950,000	200,000	300,000

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Israel ETF		Office and Commercial REIT ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$572,649	$885,800	$27,127	$38,992
Net realized gain (loss)	(1,298,612)	(2,871,693)	32,431	105,793
Net change in unrealized appreciation (depreciation)	18,565,964	19,364,376	(218,551)	32,329
Net increase (decrease) in net assets resulting from operations	17,840,001	17,378,483	(158,993)	177,114
Distributions to shareholders from:
Distributable earnings	—	(1,050,000)	(28,946)	(34,588)
Return of capital	—	—	—	(22,379)
Total distributions	—	(1,050,000)	(28,946)	(56,967)

Share transactions*:
Proceeds from sale of shares	5,699,258	12,000,037	834,324	1,659,528
Cost of shares redeemed	—	—	(406,632)	(786,927)
Net increase in net assets resulting from share transactions	5,699,258	12,000,037	427,692	872,601
Total increase in net assets	23,539,259	28,328,520	239,753	992,748
Net Assets, beginning of period	87,781,893	59,453,373	2,150,321	1,157,573
Net Assets, end of period	$111,321,152	$87,781,893	$2,390,074	$2,150,321
*Shares of Common Stock Issued (no par value)
Shares sold	125,000	325,000	20,000	40,000
Shares redeemed	—	—	(10,000)	(20,000)
Net increase	125,000	325,000	10,000	20,000

See Notes to Financial Statements

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Vietnam ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$1,584,900	$3,748,577
Net realized gain (loss)	3,715,694	(15,892,288)
Net change in unrealized appreciation (depreciation)	62,159,623	(40,013,540)
Net increase (decrease) in net assets resulting from operations	67,460,217	(52,157,251)
Share transactions*:
Proceeds from sale of shares	3,445,507	1,296,496
Cost of shares redeemed	(66,319,751)	(59,226,300)
Net decrease in net assets resulting from share transactions	(62,874,244)	(57,929,804)
Total increase (decrease) in net assets	4,585,973	(110,087,055)
Net Assets, beginning of period	417,171,094	527,258,149
Net Assets, end of period	$421,757,067	$417,171,094
*Shares of Common Stock Issued (no par value)
Shares sold	250,000	100,000
Shares redeemed	(5,650,000)	(4,950,000)
Net decrease	(5,400,000)	(4,850,000)

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AA-BB CLO ETF

	Six Months Ended June 30, 2025 (unaudited)		Period Ended December 31, 2024 (a)

Net asset value, beginning of period	$50.61		$50.00
Net investment income (b)	1.76		0.95
Net realized and unrealized gain (loss) on investments	(0.13)		0.49
Total from investment operations	1.63		1.44
Distributions from:
Net investment income	(1.33)		(0.83)
Net asset value, end of period	$50.91		$50.61
Total return (c)	3.26%		2.90%

Ratios to average net assets
Expenses	0.45	%(d)	0.45	%(d)
Net investment income	7.00	%(d)	6.93	%(d)
Supplemental data
Net assets, end of period (in millions)	$107		$61
Portfolio turnover rate (e)	40%		—%

(a)	For the period September 25, 2024 (commencement of operations) through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$15.69		$14.16	$15.81	$20.06	$20.17	$20.50
Net investment income (a)	0.34		0.33	0.35	0.60	0.53	0.52
Net realized and unrealized gain (loss) on investments	3.87		1.20	(1.69)	(4.27)	0.20 (b)	(0.05)
Total from investment operations	4.21		1.53	(1.34)	(3.67)	0.73	0.47
Distributions from:
Net investment income	—		—	(0.31)	(0.58)	(0.84)	(0.80)
Net asset value, end of period	$19.90		$15.69	$14.16	$15.81	$20.06	$20.17
Total return (c)	26.87%		10.77%	(8.45)%	(18.34)%	3.69%	2.29%

Ratios to average net assets
Gross expenses	0.85	%(d)	0.89%	1.47%	0.98%	0.77%	0.92%
Net expenses	0.79	%(d)	0.88%	1.31%	0.98%	0.77%	0.79%
Net expenses excluding interest and taxes	0.78	%(d)	0.78%	0.78%	0.75%	0.77%	0.78%
Net investment income	3.92	%(d)	2.16%	2.33%	3.29%	2.50%	3.00%
Supplemental data
Net assets, end of period (in millions)	$52		$43	$42	$46	$59	$52
Portfolio turnover rate (e)	23%		44%	34%	33%	37%	37%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Brazil Small-Cap ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022		2021		2020

Net asset value, beginning of period	$11.08		$17.67	$13.64	$16.35		$21.44		$27.50
Net investment income (a)	0.25		0.51	0.46	0.44		0.48		0.33
Net realized and unrealized gain (loss) on investments	4.08		(6.65)	4.45	(2.59)		(5.08)		(6.04)
Total from investment operations	4.33		(6.14)	4.91	(2.15)		(4.60)		(5.71)
Distributions from:
Net investment income	—		(0.45)	(0.88)	(0.56)		(0.49)		(0.35)
Return of capital	—		—	—	—	(b)	—		—
Total distributions	—		(0.45)	(0.88)	(0.56)		(0.49)		(0.35)
Net asset value, end of period	$15.41		$11.08	$17.67	$13.64		$16.35		$21.44
Total return (c)	39.05%		(34.74)%	36.14%	(13.30)%		(21.38)%		(20.75)%

Ratios to average net assets
Gross expenses	1.30	%(d)	0.97%	1.07%	0.83	%(e)	0.84	%(e)	0.84%
Net expenses	0.59	%(d)	0.60%	0.68%	0.59	%(e)	0.59	%(e)	0.60%
Net expenses excluding interest and taxes	0.59	%(d)	0.59%	0.59%	0.59	%(e)	0.59	%(e)	0.59%
Net investment income	3.92	%(d)	3.40%	2.93%	2.71	%(e)	2.32	%(e)	1.73%
Supplemental data
Net assets, end of period (in millions)	$20		$16	$30	$25		$32		$55
Portfolio turnover rate (f)	17%		30%	43%	42%		56%		31%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	ChiNext ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021		2020

Net asset value, beginning of period	$27.78		$24.61	$31.27	$48.47	$48.95		$29.81
Net investment income (loss) (a)	0.16		0.12	0.10	(0.08)	(0.06)		0.03
Net realized and unrealized gain (loss) on investments	0.94		3.09 (b)	(6.76)	(17.12)	4.03		19.09
Payment from Adviser	—		—	—	—	0.02	(c)	0.02	(d)
Total from investment operations	1.10		3.21	(6.66)	(17.20)	3.99		19.14
Distributions from:
Net investment income	—		(0.04)	—	—	—		—	(e)
Net realized capital gains	—		—	—	—	(3.74)		—
Return of capital	—		—	—	—	(0.73)		—
Total distributions	—		(0.04)	—	—	(4.47)		—
Net asset value, end of period	$28.88		$27.78	$24.61	$31.27	$48.47		$48.95
Total return (f)	3.96%		13.04%	(21.31)%	(35.49)%	8.21	%(c)	64.23	%(d)

Ratios to average net assets
Gross expenses	1.11	%(g)	1.27%	1.89%	1.25%	0.89%		1.15%
Net expenses	0.65	%(g)	0.65%	0.65%	0.65%	0.65%		0.65%
Net investment income (loss)	1.16	%(g)	0.48%	0.34%	(0.22)%	(0.12)%		0.07%
Supplemental data
Net assets, end of period (in millions)	$27		$33	$17	$20	$41		$49
Portfolio turnover rate (h)	4%		109%	123%	10%	59%		96%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	For the year ended December 31, 2021, 0.04% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(d)	For the year ended December 31, 2020, 0.07% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(e)	Amount represents less than $0.005 per share.
(f)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(g)	Annualized
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CLO ETF

	Six Months Ended June 30, 2025		Year Ended December 31,		Period Ended December 31,
	(unaudited)		2024	2023	2022 (a)

Net asset value, beginning of period	$52.78		$52.19	$50.48	$50.00
Net investment income (b)	1.51		3.52	3.32	1.18
Net realized and unrealized gain (loss) on investments	(0.08)		0.61	1.32	0.43
Total from investment operations	1.43		4.13	4.64	1.61
Distributions from:
Net investment income	(1.24)		(3.42)	(2.93)	(1.13)
Net realized capital gains	—		(0.12)	—	—
Total distributions	(1.24)		(3.54)	(2.93)	(1.13)
Net asset value, end of period	$52.97		$52.78	$52.19	$50.48
Total return (c)	2.74%		8.13%	9.40%	3.26%

Ratios to average net assets
Expenses	0.40	%(d)	0.40%	0.40%	0.40	%(d)
Net investment income	5.75	%(d)	6.65%	6.38%	4.43	%(d)
Supplemental data
Net assets, end of period (in millions)	$1,054		$792	$235	$25
Portfolio turnover rate (e)	20%		68%	59%	15%

(a)	For the period June 22, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital India ETF

	Six Months Ended June 30, 2025		Year Ended December 31,		Period Ended December 31,
	(unaudited)		2024	2023	2022 (a)

Net asset value, beginning of period	$44.42		$36.04	$27.79	$36.25
Net investment income (b)	0.09		0.09	0.09	0.14
Net realized and unrealized gain (loss) on investments	(0.40)		8.29	8.25	(8.33)
Total from investment operations	(0.31)		8.38	8.34	(8.19)
Distributions from:
Net investment income	—		—	(0.08)	(0.27)
Return of capital	—		—	(0.01)	—
Total distributions	—		—	(0.09)	(0.27)
Net asset value, end of period	$44.11		$44.42	$36.04	$27.79
Total return (c)	(0.59)%		23.25%	30.00%	(22.56)%

Ratios to average net assets
Expenses	0.70	%(d)	0.74%	0.77%	0.76	%(d)
Expenses excluding interest and taxes	0.70	%(d)	0.70%	0.71%	0.75	%(d)
Net investment income	0.43	%(d)	0.22%	0.27%	0.53	%(d)
Supplemental data
Net assets, end of period (in millions)	$22		$28	$9	$1
Portfolio turnover rate (e)	13%		28%	22%	22%

(a)	For the period February 16, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	India Growth Leaders ETF(a)
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$49.07		$43.77	$32.62	$42.93	$32.94	$32.76
Net investment income (b)	0.15		0.27	0.33	0.59	0.08	0.15
Net realized and unrealized gain (loss) on investments	(0.92)		6.79	11.24	(10.34)	9.91	0.11 (c)
Total from investment operations	(0.77)		7.06	11.57	(9.75)	9.99	0.26
Distributions from:
Net investment income	—		(1.76)	(0.42)	(0.56)	—	(0.08)
Net asset value, end of period	$48.30		$49.07	$43.77	$32.62	$42.93	$32.94
Total return (d)	(1.57)%		16.11%	35.48%	(22.67)%	30.30%	0.80%

Ratios to average net assets
Gross expenses	0.75	%(e)	0.76%	1.09%	0.80%	1.00%	1.24%
Net expenses	0.71	%(e)	0.76%	0.87%	0.80%	0.90%	1.05%
Net expenses excluding interest and taxes	0.70	%(e)	0.70%	0.72%	0.73%	0.83%	0.85%
Net investment income	0.69	%(e)	0.54%	0.91%	1.64%	0.22%	0.55%
Supplemental data
Net assets, end of period (in millions)	$139		$153	$95	$51	$78	$68
Portfolio turnover rate (f)	41%		47%	79%	102%	67%	133%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$15.05		$17.04	$17.34	$19.93	$20.49	$22.68
Net investment income (a)	0.40		0.58	0.63	0.45	0.27	0.36
Net realized and unrealized loss on investments	(0.95)		(1.98)	(0.31)	(2.41)	(0.61)	(2.21)
Total from investment operations	(0.55)		(1.40)	0.32	(1.96)	(0.34)	(1.85)
Distributions from:
Net investment income	—		(0.59)	(0.62)	(0.63)	(0.22)	(0.34)
Net asset value, end of period	$14.50		$15.05	$17.04	$17.34	$19.93	$20.49
Total return (b)	(3.60)%		(8.21)%	1.91%	(9.88)%	(1.65)%	(8.20)%

Ratios to average net assets
Gross expenses	0.90	%(c)	0.84%	0.99%	0.67%	0.82%	0.97%
Net expenses	0.57	%(c)	0.57%	0.58%	0.57%	0.57%	0.57%
Net expenses excluding interest and taxes	0.57	%(c)	0.57%	0.57%	0.57%	N/A	N/A
Net investment income	5.78	%(c)	3.49%	3.56%	2.24%	1.38%	2.03%
Supplemental data
Net assets, end of period (in millions)	$32		$30	$29	$33	$54	$36
Portfolio turnover rate (d)	8%		23%	21%	25%	36%	13%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Israel ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$43.35		$34.97	$35.71	$48.77	$44.82	$35.03
Net investment income (a)	0.27		0.47	0.45	0.61	0.27	0.08
Net realized and unrealized gain (loss) on investments	8.16		8.44	(0.53)	(13.19)	4.30	9.79
Total from investment operations	8.43		8.91	(0.08)	(12.58)	4.57	9.87
Distributions from:
Net investment income	—		(0.53)	(0.66)	(0.48)	(0.62)	(0.08)
Net asset value, end of period	$51.78		$43.35	$34.97	$35.71	$48.77	$44.82
Total return (b)	19.44%		25.44%	(0.22)%	(25.79)%	10.20%	28.14%

Ratios to average net assets
Gross expenses	0.64	%(c)	0.71%	0.78%	0.64%	0.71%	0.80%
Net expenses	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.60%
Net expenses excluding interest and taxes	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.21	%(c)	1.25%	1.28%	1.48%	0.57%	0.24%
Supplemental data
Net assets, end of period (in millions)	$111		$88	$59	$59	$80	$75
Portfolio turnover rate (d)	4%		10%	13%	12%	32%	22%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Office and Commercial REIT ETF

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023 (a)

Net asset value, beginning of period	$43.01		$38.59	$35.14
Net investment income (b)	0.46		1.22	0.51
Net realized and unrealized gain (loss) on investments	(3.04)		4.83	3.61
Total from investment operations	(2.58)		6.05	4.12
Distributions from:
Net investment income	(0.60)		(0.85)	(0.58)
Net realized capital gains	—		(0.15)	(0.09)
Return of capital	—		(0.63)	—
Total distributions	(0.60)		(1.63)	(0.67)
Net asset value, end of period	$39.83		$43.01	$38.59
Total return (c)	(5.81)%		16.24%	11.70%

Ratios to average net assets
Expenses	0.52	%(d)	0.52%	0.50	%(d)
Expenses excluding interest and taxes	0.50	%(d)	0.50%	0.50	%(d)
Net investment income	2.37	%(d)	3.07%	5.40	%(d)
Supplemental data
Net assets, end of period (in millions)	$2		$2	$1
Portfolio turnover rate (e)	7%		17%	1%

(a)	For the period September 20, 2023 (commencement of operations) through December 31, 2023.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Vietnam ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024		2023		2022		2021		2020

Net asset value, beginning of period	$11.62		$12.94		$11.75		$21.36		$17.52		$16.05
Net investment income (a)	0.05		0.09		0.08		0.18		0.11		0.08
Net realized and unrealized gain (loss) on investments	2.16		(1.41)		1.78		(9.68)		3.83		1.46
Total from investment operations	2.21		(1.32)		1.86		(9.50)		3.94		1.54
Distributions from:
Net investment income	—		—		(0.67)		(0.11)		(0.10)		(0.06)
Return of capital	—		—		—		—		—		(0.01)
Total distributions	—		—		(0.67)		(0.11)		(0.10)		(0.07)
Net asset value, end of period	$13.83		$11.62		$12.94		$11.75		$21.36		$17.52
Total return (b)	19.00%		(10.19)%		15.95%		(44.47)%		22.52%		9.72%

Ratios to average net assets
Expenses	0.69	%(c)(d)	0.68	%(d)	0.70	%(d)	0.66	%(d)	0.59	%(d)	0.61%
Expenses excluding interest and taxes	0.63	%(c)(d)	0.62	%(d)	0.61	%(d)	0.60	%(d)	0.58	%(d)	0.60%
Net investment income	0.80	%(c)(d)	0.75	%(d)	0.59	%(d)	1.13	%(d)	0.58	%(d)	0.55%
Supplemental data
Net assets, end of period (in millions)	$422		$417		$527		$413		$591		$457
Portfolio turnover rate (e)	14%		21%		55%		57%		57%		33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

AA-BB CLO ETF	Non-Diversified
Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
ChiNext ETF	Diversified
CLO ETF	Non-Diversified
Digital India ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Office and Commercial REIT ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Each Fund, except for AA-BB CLO ETF and CLO ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Africa Index ETF	MVIS® GDP Africa Index
Brazil Small-Cap ETF	MVIS® Brazil Small-Cap Index
ChiNext ETF	ChiNext Index
Digital India ETF	MVIS® Digital India Index
India Growth Leaders ETF	MarketGrader India All-Cap Growth Leaders Index
Indonesia Index ETF	MVIS® Indonesia Index
Israel ETF	Bluestar® Israel Global Index
Office and Commercial REIT ETF	MarketVector™ US Listed Office and Commercial REITs Index
Vietnam ETF	MarketVector™ Vietnam Local Index

The AA-BB CLO ETF and CLO ETF are actively managed exchange-traded funds that seek capital preservation and current income by primarily investing in investment-grade debt tranches of collateralized loan obligations (“CLOs”).

India Growth Leaders ETF makes its investments through MV SCIF Mauritius (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius. ChiNext ETF seeks to achieve its investment objective by primarily investing directly in A-shares through the Shanghai and Shenzhen-Hong Kong Stock Connect Programs (the “Programs”).

Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Funds. PineBridge Investments LLC (the “Sub-Adviser”) is a Sub-Adviser for the AA-BB CLO ETF and CLO ETF.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy.

The Funds’ Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF (the “Fund”) in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly owned subsidiary. All material interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income, if any, are declared and paid annually by each Fund (except AA-BB CLO ETF and CLO ETF, which declare and pay monthly, and Office and Commercial REIT ETF, which declares and pays quarterly). Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Segment Reporting—The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2026, to waive fees and/or assume expenses to prevent total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the period ended June 30, 2025, are as follows:

Fund	Management Fees	Expense Limitations
Africa Index ETF	0.50%	0.78%
Brazil Small-Cap ETF	0.50	0.59
ChiNext ETF	0.50	0.65
India Growth Leaders ETF	0.50	0.70
Indonesia Index ETF	0.50	0.57
Israel ETF	0.50	0.59
Vietnam ETF	0.50	0.76

Refer to the Statements of Operations for the amounts assumed by the Adviser for the period ended June 30, 2025.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expense.

Fund	Management Fee Rate
AA-BB CLO ETF	0.45%
CLO ETF	0.40
Digital India ETF	0.70
Office and Commercial REIT ETF	0.50

During the year ended December 31, 2020, the Adviser reimbursed the ChiNext ETF $17,518 for a transactional loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2021, the Adviser reimbursed the ChiNext ETF $19,569 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2025, the Adviser owned approximately 10% of AA-BB CLO ETF.

Note 4—Capital Share Transactions—As of June 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
AA-BB CLO ETF	$76,920,533	$34,983,468	$—	$—
Africa Index ETF	10,388,551	10,161,870	2,033,898	3,383,910
Brazil Small-Cap ETF	2,962,678	3,974,879	—	352,581
ChiNext ETF	1,209,429	7,455,151	—	—
CLO ETF	457,385,023	186,130,940	49,324,741	89,226,817
Digital India ETF	3,096,005	6,227,901	—	1,168,746
India Growth Leaders ETF	57,002,073	66,445,148	231,210	685,229
Indonesia Index ETF	3,235,607	2,422,495	3,713,569	1,506,890
Israel ETF	4,636,914	4,061,562	5,700,791	—
Office and Commercial REIT ETF	173,252	334,754	834,023	254,962
Vietnam ETF	54,999,953	116,757,064	—	—

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AA-BB CLO ETF	$105,670,174	$421,058	$(373,344)	$47,714
Africa Index ETF	41,527,753	14,398,464	(3,752,992)	10,645,472
Brazil Small-Cap ETF	19,295,841	4,754,120	(3,894,295)	859,825
ChiNext ETF	25,107,690	4,041,353	(1,748,580)	2,292,773
CLO ETF	1,046,670,303	2,326,476	(549,070)	1,777,406
Digital India ETF	17,846,454	5,042,516	(681,593)	4,360,923
India Growth Leaders ETF	114,369,195	28,951,279	(4,919,156)	24,032,123
Indonesia Index ETF	42,784,188	1,057,781	(11,224,837)	(10,167,056)
Israel ETF	69,048,688	50,618,853	(6,152,346)	44,466,507
Office and Commercial REIT ETF	2,584,388	61,075	(122,902)	(61,827)
Vietnam ETF	343,983,637	129,691,171	(52,136,758)	77,554,413

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for ChiNext ETF (the “Fund”). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived non-People’s Republic of China (“PRC”) resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes this Fund, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Minister of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Fund could be subject to additional tax liabilities. Prior to January 12, 2024, all or a portion of the Fund’s investments were through an RQFII arrangement with a sub-adviser.

Investments in India: India currently assesses a capital gains tax on shares sold on the exchange of 20% on short term capital gains and 12.5% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss. There may be limitations or delays in the convertibility or repatriation of certain currencies, which would adversely affect the U.S. dollar value and/or liquidity of a Fund’s investments denominated in such currencies. This may impair a Fund’s ability to achieve its investment objective and/or may impede a Fund’s ability to satisfy redemption requests in a timely manner.

Should the Chinese government impose restrictions on the ability of ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

The AA-BB CLO ETF and CLO ETF assets are concentrated in CLO securities, organized as trusts or other special purpose vehicles that are typically collateralized by a pool of loans which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may individually be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Funds are invested. The Funds invest primarily in investment grade-rated tranches of CLOs; however, the rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/ equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Funds’ portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by a Fund and may adversely affect the value of a Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.

Office and Commercial REIT ETF invests in office and commercial real estate companies and is exposed to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Investment Trusts (“REITs”) are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

cash flow dependency, default by borrowers or tenants and self-liquidation. REITs also must satisfy specific requirements of the Internal Revenue Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.

Equity REITs that invest in commercial real estate may be adversely affected by conditions in the real estate market, failure of tenants to renew leases and decline in rental values.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. AA-BB CLO ETF, CLO ETF, Digital India ETF and Office and Commercial REIT ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds (except for AA-BB CLO ETF and CLO ETF) may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$4,878,152	$417,955	$5,579,502	$5,997,457
Brazil Small-Cap ETF	914,626	121,947	805,143	927,090
Indonesia Index ETF	975,104	733,845	258,686	992,531
Israel ETF	4,406,277	2,249,320	2,217,413	4,466,733
Office and Commercial REIT ETF	146,264	151,640	–	151,640

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$417,955
Brazil Small-Cap ETF	121,947
Indonesia Index ETF	733,845
Israel ETF	2,249,320
Office and Commercial REIT ETF	151,640

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit— The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	12	$323,388	5.68%
Brazil Small-Cap ETF	3	55,079	5.68
Digital India ETF	2	413,589	5.68
India Growth Leaders ETF	39	792,678	5.68
Indonesia Index ETF	7	141,341	5.68
Israel ETF	20	79,751	5.68
Vietnam ETF	104	5,039,221	5.68

Outstanding loan balances as of June 30, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—New Accounting Pronouncements and Regulatory Requirements— In December 2023, the Federal Accounting Standards Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09.

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 3, 2025 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Bond ETF, ChiNext ETF, CLO ETF, Digital India ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, International High Yield Bond ETF, Israel ETF, J.P. Morgan EM Local Currency Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Mortgage REIT Income ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Preferred Securities ex Financials ETF, Rare Earth and Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck BDC Income ETF and CMCI Commodity Strategy ETF and (iii) the sub-advisory agreements between VEAC and PineBridge Investments LLC (the “Sub-Adviser”) (the “Existing Sub-Advisory Agreements”) with respect to the VanEck AA-BB CLO ETF and CLO ETF (together, the “CLO ETFs”). In addition, at the Renewal Meeting, the Trustees also approved new sub-advisory agreements between VEAC and the Sub-Adviser (the “New Sub-Advisory Agreements,” and collectively with the Existing Sub-Advisory Agreements, the “Sub-Advisory Agreements”) to take effect upon the expected acquisition of the Sub-Adviser by a third party (the “Acquisition”), which could be deemed to be a “change in control” of the Sub-Adviser and thus would result in an “assignment” (as defined under the Investment Company Act of 1940, as amended) and automatic termination of the Existing Sub-Advisory Agreements. The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 1, 2025. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the CLO ETFs) services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the CLO ETFs. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the CLO ETFs, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers and (ii) each of the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia ETFs”) is in the process of being liquidated and no longer seeks to track an index. The Trustees also considered the fact that the VanEck AA-BB CLO ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the CLO ETFs. The Trustees also considered VEAC’s efforts to address regulatory and operational challenges in managing the Russia ETFs during the Russia ETFs’ process of liquidating their assets and winding up their business.

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the Advisers at the May 1, 2025 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the CLO ETFs), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the CLO ETFs) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Digital India ETF, Green Metals ETF, International High Yield Bond ETF, Mortgage REIT Income ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Services ETF and Preferred Securities ex Financials ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of each Unitary Fund (excluding the fee payment under the applicable VEAC Investment Management Agreement or VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia ETFs’ management fees while the Russia ETFs are in the process of liquidation. With respect to the Sub-Advisory Agreements, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment adviser to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under each Sub-Advisory Agreement. The Trustees further considered the Sub-Adviser’s representation that the Acquisition was not expected to result in changes to how the Sub-Adviser conducts its business and its management of the CLO ETFs, as well as the fact that the New Sub-Advisory Agreements are materially identical to the Existing Sub-Advisory Agreements.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for the CLO ETFs (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from VEAC and the Sub-Adviser regarding the performance of the CLO ETFs, each an actively managed exchange-traded fund, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck CLO ETF had slightly underperformed its benchmark for the one-year period ended December 31, 2024 and the period since its inception on June 21, 2022 through December 31, 2024 due to differences in the Fund’s allocations to CLO tranches based on credit ratings and security selection relative to its benchmark, according to VEAC. The Trustees also noted that the VanEck AA-BB CLO ETF had outperformed its benchmark for the period since its inception on September 24, 2024 through December 31, 2024.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the CLO ETFs) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the CLO ETFs) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia ETFs, VEAC’s waiver of all management fees payable by each of the Russia ETFs since March 22, 2022) below the average and median of its respective peer group of funds, each of the VanEck Low Carbon Energy ETF, Office and Commercial REIT

ETF, Oil Services ETF and Rare Earth and Strategic Metals ETF had management fees below the average and equal to the median of its respective peer group of funds, the VanEck Africa Index ETF had management fees (after the effect of the fee waiver) above the average and below the median of its peer group of funds, each of the VanEck AA-BB CLO ETF, Agribusiness ETF, BDC Income ETF, CLO ETF, Gold Miners ETF, Green Metals ETF, International High Yield Bond ETF and Junior Gold Miners ETF had management fees above the average and median of its respective peer group of funds, the VanEck Vietnam ETF had management fees above the average and equal to the median of its peer group of funds, and the VanEck Uranium and Nuclear ETF had management fees below the average and above the median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, BDC Income ETF, China Bond ETF, CLO ETF, CMCI Commodity Strategy ETF, Gold Miners ETF, International High Yield Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Russia Small-Cap ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck ChiNext ETF, Indonesia Index ETF and Russia ETF had a total expense ratio (after the effect of the expense limitation) above the average and below the median of its respective peer group of funds, and each of the VanEck Green Metals ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia ETFs are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia ETFs’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the CLO ETFs) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense limitation, as applicable, and noted that the VEAC Investment Management Agreements and VEARA Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for each of the CLO ETFs are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers and the Sub-Adviser with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 1, 2025 meeting as part of their consideration of the Agreements.

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

In voting to approve each of the New Sub-Advisory Agreements and the continuation of each of the remaining Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

BIZD	|	BDC Income ETF
CBON	|	China Bond ETF
IHY	|	International High Yield Bond ETF
EMLC	|	J.P. Morgan EM Local Currency Bond ETF
MORT	|	Mortgage REIT Income ETF
PFXF	|	Preferred Securities ex Financials ETF

800.826.2333	vaneck.com

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 78.6%
Financial Services: 78.6%
Ares Capital Corp. †	12,885,205	$282,959,102
Bain Capital Specialty Finance, Inc. †	831,104	12,499,804
Barings BDC, Inc. †	2,058,376	18,813,557
BlackRock TCP Capital Corp. †	1,911,430	14,718,011
Blackstone Secured Lending Fund †	4,716,489	145,032,037
Blue Owl Capital Corp. †	12,012,799	172,263,538
Capital Southwest Corp. †	1,232,143	27,156,432
Carlyle Secured Lending, Inc. †	1,638,671	22,417,019
CION Investment Corp. †	1,182,127	11,312,955
Fidus Investment Corp. †	786,977	15,896,935
FS KKR Capital Corp. †	2,748,257	57,026,333
Gladstone Capital Corp. †	501,917	13,536,701
Gladstone Investment Corp. †	828,010	11,815,703
Goldman Sachs BDC, Inc. †	2,478,348	27,881,415
Golub Capital BDC, Inc. †	3,882,230	56,874,669
Hercules Capital, Inc. †	3,268,117	59,741,179
Main Street Capital Corp. †	1,023,337	60,479,217
MidCap Financial Investment Corp. †	2,097,226	26,466,992
Morgan Stanley Direct Lending Fund †	1,665,000	31,168,800
New Mountain Finance Corp. †	2,181,801	23,018,001
Nuveen Churchill Direct Lending Corp. †	870,250	14,089,347
Oaktree Specialty Lending Corp. †	1,801,741	24,611,782
PennantPark Floating Rate Capital Ltd. †	2,230,163	23,037,584
	Number of Shares		Value
Financial Services (continued)
Prospect Capital Corp. †	8,220,963		$26,142,662
Sixth Street Specialty Lending, Inc. †	1,858,627		44,253,909
SLR Investment Corp. †	956,473		15,437,474
Trinity Capital, Inc. †	1,453,184		20,446,299
Total Common Stocks (Cost: $1,261,223,034)			1,259,097,457

	Par (000’s	)
SHORT-TERM INVESTMENTS: 19.1%
United States Treasury Obligations: 19.1% (Cost: $306,295,761)
United States Treasury Bills
4.24%, 10/16/25	10,951		10,814,719
4.27%, 07/15/25 # †	295,965		295,487,632
			306,302,351
Total Investments Before Collateral for Securities Loaned: 97.7% (Cost: $1,567,518,795)			1,565,399,808

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.0%
Money Market Fund: 9.0% (Cost: $143,382,512)
State Street Navigator Securities Lending Government Money Market Portfolio	143,382,512		143,382,512
Total Investments: 106.7% (Cost: $1,710,901,307)			1,708,782,320
Liabilities in excess of other assets: (6.7)%			(106,764,209)
NET ASSETS: 100.0%			$1,602,018,111

Total Return Swap Contracts
Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)	% of Net Assets
MVIS US Business Development Companies Index	$200,299,807	UBS	5.04%(a)	Monthly	10/15/25	$(278,262)	0.0%
MVIS US Business Development Companies Index	$127,925,672	UBS	5.24%(b)	Monthly	10/15/25	(8,759)	0.0%
						$(287,021)

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $345,725,458.
#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $32,946,774.

See Notes to Financial Statements

3

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

(a)	The rate shown reflects the rate in effect at June 30, 2025: Secured Overnight Financing Rate + 0.70%.
(b)	The rate shown reflects the rate in effect at June 30, 2025: Secured Overnight Financing Rate + 0.90%.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,259,097,457	$—	$—	$1,259,097,457
United States Treasury Obligations	—	306,302,351	—	306,302,351
Money Market Fund	143,382,512	—	—	143,382,512
Total Investments	$1,402,479,969	$306,302,351	$—	$1,708,782,320
Other Financial Instruments:
Liabilities
Total Return Swap Contracts	$—	$287,021	$—	$287,021

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

4

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 75.5%
Energy: 9.9%
China National Petroleum Corp. 4.16%, 08/16/25	CNY	6,000		$840,158
China Petroleum & Chemical Corp. 3.20%, 07/27/26	CNY	6,610		937,715
				1,777,873
Financials: 46.6%
Agricultural Development Bank of China 2.90%, 03/08/28	CNY	5,850		844,793
2.96%, 04/17/30	CNY	2,320		343,004
3.74%, 07/12/29	CNY	2,740		413,422
3.75%, 01/25/29	CNY	2,620		392,378
4.39%, 09/08/27	CNY	1,270		187,949
4.65%, 05/11/28	CNY	1,360		205,951
Bank of Communications Co. Ltd. Reg S 2.70%, 09/26/26	CNY	5,800		819,562
China Development Bank
2.69%, 09/11/33	CNY	4,060		606,394
3.45%, 09/20/29	CNY	4,800		718,794
3.48%, 01/08/29	CNY	4,460		661,941
3.65%, 05/21/29	CNY	1,950		292,642
3.66%, 03/01/31	CNY	1,170		180,626
3.70%, 10/20/30	CNY	4,150		638,510
4.04%, 07/06/28	CNY	4,360		652,421
China Everbright Bank Co. Ltd. Reg S 2.72%, 09/25/26	CNY	5,800		819,637
Export-Import Bank of China 3.10%, 02/13/33	CNY	580		88,613
	Par (000’s		)	Value
Financials (continued)
3.38%, 07/16/31	CNY	1,750		$267,422
3.74%, 11/16/30	CNY	1,740		268,105
				8,402,164
Utilities: 19.0%
China Huaneng Group Co. Ltd. 3.95%, 04/21/26	CNY	4,500		639,535
China Southern Power Grid Co. Ltd. 2.42%, 10/24/25	CNY	5,250		734,600
China Three Gorges Corp. 4.15%, 05/11/26	CNY	3,400		485,134
Guangdong Hengjian Investment Holding Co. Ltd. 3.28%, 01/14/27	CNY	4,300		613,996
State Grid Corp. of China 2.88%, 08/30/27	CNY	6,600		942,429
				3,415,694
Total Corporate Bonds (Cost: $13,791,873)				13,595,731

GOVERNMENT OBLIGATIONS: 21.7%
China Government Bond 1.62%, 08/15/27	CNY	7,170		1,005,483
2.27%, 05/25/34	CNY	3,490		510,033
2.35%, 02/25/34	CNY	1,760		258,585
2.40%, 07/15/28	CNY	3,480		499,868
2.67%, 11/25/33	CNY	6,950		1,044,363
3.27%, 11/19/30	CNY	3,820		584,125
Total Government Obligations (Cost: $3,791,457)				3,902,457
Total Investments: 97.2% (Cost: $17,583,330)				17,498,188
Other assets less liabilities: 2.8%				505,473
NET ASSETS: 100.0%				$18,003,661

Definitions:

CNY	Chinese Yuan

Footnotes:

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$13,595,731	$—	$13,595,731
Government Obligations *	—	3,902,457	—	3,902,457
Total Investments	$—	$17,498,188	$—	$17,498,188

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

5

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 97.8%
Argentina: 1.1%
MercadoLibre, Inc. 3.12%, 01/14/31	USD	25		$22,497
Pampa Energia SA 144A 7.88%, 12/16/34	USD	50		49,980
Tecpetrol SA 144A 7.62%, 01/22/33	USD	25		25,375
Telecom Argentina SA 144A 9.50%, 07/18/31	USD	75		78,375
Transportadora de Gas del Sur SA 144A 8.50%, 07/24/31	USD	25		26,278
Vista Energy Argentina SAU 144A 7.62%, 12/10/35	USD	25		24,269
YPF SA 144A
6.95%, 07/21/27	USD	25		24,818
7.00%, 09/30/33 (s)	USD	75		72,165
7.00%, 12/15/47	USD	25		20,942
8.75%, 09/11/31	USD	81		83,790
9.00%, 06/30/29 (s)	USD	25		25,834
				454,323
Australia: 1.0%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	50		46,756
4.50%, 09/15/27	USD	25		24,716
5.88%, 04/15/30	USD	100		101,327
6.12%, 04/15/32	USD	50		50,894
Karoon USA Finance, Inc. 144A 10.50%, 05/14/29	USD	25		25,389
Mineral Resources Ltd. 144A
8.12%, 05/01/27	USD	100		100,019
9.25%, 10/01/28	USD	25		25,617
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30		27,705
				402,423
Austria: 0.5%
ams-OSRAM AG Reg S 10.50%, 03/30/29	EUR	100		123,136
Benteler International AG 144A 10.50%, 05/15/28	USD	50		52,668
LD Celulose International GmbH 144A 7.95%, 01/26/32 †	USD	50		52,656
				228,460
Azerbaijan: 0.5%
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	USD	200		210,924
Bahrain: 0.5%
Bapco Energies BSCC 144A 7.50%, 10/25/27	USD	200		205,414
		Par (000’s	)	Value
Belgium: 0.3%
Azelis Finance NV Reg S 4.75%, 09/25/29	EUR	100		$120,732

Bermuda: 0.5%
Borr IHC Ltd. / Borr Finance LLC 144A 10.00%, 11/15/28	USD	45		40,691
Digicel Group Holdings Ltd. 144A 0.00%, 12/31/30 ^∞	USD	31		313
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50		49,048
Seadrill Finance Ltd. 144A 8.38%, 08/01/30	USD	100		101,923
				191,975
Brazil: 4.5%
Adecoagro SA 144A 6.00%, 09/21/27	USD	50		49,703
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	50		48,817
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	USD	50		45,894
Banco Bradesco SA 144A 6.50%, 01/22/30 †	USD	50		52,395
Banco do Brasil SA 144A 6.00%, 03/18/31	USD	100		101,380
Braskem Idesa SAPI 144A 7.45%, 11/15/29 †	USD	75		55,286
Braskem Netherlands Finance BV 144A
4.50%, 01/10/28 †	USD	50		43,108
4.50%, 01/31/30 †	USD	50		38,788
5.88%, 01/31/50	USD	50		31,488
7.25%, 02/13/33 †	USD	50		39,643
BRF SA 144A 4.88%, 01/24/30	USD	50		47,904
Caixa Economica Federal 144A 5.62%, 05/13/30	USD	100		99,988
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	50		47,654
Cosan Luxembourg SA 144A 5.50%, 09/20/29	USD	50		48,754
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	50		47,309
Globo Comunicacao e Participacoes SA 144A 5.50%, 01/14/32	USD	100		93,876
Itau Unibanco Holding SA 144A 6.00%, 02/27/30 †	USD	50		51,320
Klabin Austria GmbH 144A
3.20%, 01/12/31	USD	100		89,291
5.75%, 04/03/29	USD	50		50,470
MARB BondCo PLC 144A

See Notes to Financial Statements

6

		Par (000’s	)	Value
Brazil (continued)
3.95%, 01/29/31	USD	50		$44,370
MV24 Capital BV 144A 6.75%, 06/01/34	USD	18		17,772
Petrobras Global Finance BV
5.60%, 01/03/31	USD	25		25,369
5.75%, 02/01/29 †	USD	100		101,881
6.00%, 01/27/28 †	USD	75		76,561
6.75%, 01/27/41	USD	50		49,414
6.85%, 06/05/15	USD	75		66,905
6.88%, 01/20/40	USD	25		24,899
6.90%, 03/19/49	USD	25		23,767
7.25%, 03/17/44	USD	25		25,510
7.38%, 01/17/27	USD	25		25,951
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	50		47,520
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	50		49,414
Samarco Mineracao SA 144A 9.50%, 06/30/31	USD	137		135,108
Ultrapar International SA 144A 5.25%, 10/06/26	USD	50		49,917
XP, Inc. 144A 3.25%, 07/01/26	USD	50		48,741
				1,896,167
Bulgaria: 0.3%
Bulgarian Energy Holding EAD Reg S 2.45%, 07/22/28	EUR	100		113,472

Burkina Faso: 0.1%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25		24,808

Canada: 8.1%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	125		119,161
3.88%, 01/15/28	USD	50		48,749
4.00%, 10/15/30	USD	100		93,292
6.12%, 06/15/29	USD	50		51,325
Air Canada 144A
3.88%, 08/15/26	USD	50		49,530
4.62%, 08/15/29	CAD	100		72,668
Algonquin Power & Utilities Corp. 4.75% (US Treasury Yield Curve Rate T 5 Year+3.25%), 01/18/82	USD	50		48,813
AltaGas Ltd. 5.25% (Generic Canadian 5 Year+3.81%), 01/11/82	CAD	15		10,741
7.35% (Generic Canadian 5 Year+4.54%), 08/17/82	CAD	25		19,237
AltaGas Ltd. 144A 7.20% (US Treasury Yield Curve Rate T 5 Year+3.57%), 10/15/54	USD	25		25,068
		Par (000’s	)	Value
Canada (continued)
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	25		$23,924
ATS Corp. 6.50%, 08/21/32	CAD	25		18,446
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	25		23,178
Baytex Energy Corp. 144A 8.50%, 04/30/30	USD	50		50,067
Bell Telephone Co. of Canada or Bell Canada
5.62% (Generic Canadian 5 Year+2.95%), 03/27/55	CAD	50		36,819
6.88% (US Treasury Yield Curve Rate T 5 Year+2.39%), 09/15/55	USD	100		102,751
Bombardier, Inc. 144A
7.00%, 06/01/32	USD	25		26,066
7.25%, 07/01/31 †	USD	50		52,548
7.35%, 12/22/26	CAD	25		19,030
7.50%, 02/01/29 †	USD	25		26,268
7.88%, 04/15/27	USD	11		11,070
8.75%, 11/15/30	USD	75		81,287
Brookfield Property Finance ULC
3.93%, 01/15/27	CAD	25		18,064
4.00%, 09/30/26	CAD	25		18,177
7.12%, 02/13/28	CAD	25		19,208
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	50		49,829
Capital Power Corp. 8.12% (Generic Canadian 5 Year+4.44%), 06/05/54	CAD	25		20,129
Capstone Copper Corp. 144A 6.75%, 03/31/33	USD	50		51,229
Cascades, Inc./Cascades USA Inc. 144A 5.38%, 01/15/28	USD	25		24,802
Cineplex, Inc. 144A 7.62%, 03/31/29	CAD	25		19,198
Cogeco Communications, Inc. 6.12%, 02/27/29	CAD	25		18,993
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	25		6,103
Dye & Durham Ltd. 144A 8.62%, 04/15/29	USD	15		15,710
Eldorado Gold Corp. 144A 6.25%, 09/01/29 †	USD	25		25,057
Empire Communities Corp. 144A 9.75%, 05/01/29	USD	25		25,597
Enerflex Ltd. 144A

See Notes to Financial Statements

7

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Canada (continued)
9.00%, 10/15/27	USD	22		$22,763
First Quantum Minerals Ltd. 144A
8.00%, 03/01/33	USD	100		102,694
8.62%, 06/01/31	USD	50		51,937
9.38%, 03/01/29	USD	50		53,130
Garda World Security Corp. 144A
6.00%, 06/01/29	USD	50		48,846
8.38%, 11/15/32	USD	50		51,404
GFL Environmental, Inc. 144A
4.38%, 08/15/29	USD	25		24,296
4.75%, 06/15/29	USD	25		24,686
6.75%, 01/15/31	USD	100		104,767
goeasy Ltd. 144A
6.88%, 05/15/30	USD	25		25,157
7.38%, 10/01/30	USD	50		51,132
7.62%, 07/01/29	USD	15		15,474
9.25%, 12/01/28	USD	15		15,880
Great Canadian Gaming Corp./Raptor LLC 144A 8.75%, 11/15/29	USD	25		24,488
Husky Injection Molding Systems Ltd. / Titan Co.- Borrower LLC 144A 9.00%, 02/15/29	USD	40		41,872
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC 144A 6.00%, 09/15/28	USD	25		25,000
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	25		18,903
Jones Deslauriers Insurance Management, Inc. 144A 8.50%, 03/15/30	USD	25		26,516
Keyera Corp.
5.95% (Generic Canadian 5 Year+4.66%), 03/10/81	CAD	25		18,506
6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	25		19,251
Laurentian Bank of Canada 5.09% (Canada Bankers’ Acceptances 3 Month+2.42%), 06/15/32	CAD	25		18,231
Mattamy Group Corp. 144A
4.62%, 03/01/30	USD	25		24,048
5.25%, 12/15/27	USD	50		49,794
MEG Energy Corp. 144A 5.88%, 02/01/29	USD	25		24,990
Mercer International, Inc. 5.12%, 02/01/29	USD	50		40,828
		Par (000’s	)	Value
Canada (continued)
Methanex Corp. 5.25%, 12/15/29 †	USD	100		$98,860
Northriver Midstream Finance LP 144A 6.75%, 07/15/32	USD	25		25,909
NOVA Chemicals Corp. 144A
4.25%, 05/15/29	USD	25		24,060
5.25%, 06/01/27	USD	40		39,817
8.50%, 11/15/28	USD	50		52,870
9.00%, 02/15/30	USD	25		27,030
Open Text Corp. 144A 3.88%, 12/01/29	USD	75		70,719
Parkland Corp. 6.00%, 06/23/28	CAD	75		56,149
Parkland Corp. 144A
4.38%, 03/26/29	CAD	50		35,428
4.50%, 10/01/29	USD	75		72,153
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	25		17,973
Rogers Communications, Inc. 5.00% (Generic Canadian 5 Year+3.58%), 12/17/81	CAD	100		73,537
5.62% (Generic Canadian 5 Year+2.85%), 04/15/55	CAD	50		36,802
7.00% (US Treasury Yield Curve Rate T 5 Year+2.65%), 04/15/55	USD	50		51,243
Rogers Communications, Inc. 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+3.59%), 03/15/82	USD	50		49,652
Sleep Country Canada Holdings, Inc. 6.62%, 11/28/32	CAD	25		18,352
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+3.67%), 03/01/55	USD	25		25,816
7.62% (US Treasury Yield Curve Rate T 5 Year+3.95%), 03/01/55	USD	50		52,117
Strathcona Resources Ltd. 144A 6.88%, 08/01/26	USD	25		25,018
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	25		24,062
Superior Plus LP 144A 4.25%, 05/18/28	CAD	25		17,967
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	25		24,977
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	25		15,125
TELUS Corp.

See Notes to Financial Statements

8

		Par (000’s	)	Value
Canada (continued)
6.25% (Generic Canadian 5 Year+3.48%), 07/21/55	CAD	75		$56,649
7.00% (US Treasury Yield Curve Rate T 5 Year+2.71%), 10/15/55	USD	50		50,460
TransAlta Corp. 7.75%, 11/15/29	USD	25		26,283
TransAlta Corp. 144A 5.62%, 03/24/32	CAD	25		18,849
TransAlta Corp. Reg S 5.62%, 03/24/32	CAD	25		18,723
Vermilion Energy, Inc. 144A 7.25%, 02/15/33	USD	25		23,483
				3,376,810
Cayman Islands: 1.0%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	USD	100		96,631
Banco BTG Pactual SA 144A 6.25%, 04/08/29	USD	50		51,444
Bapco Energies Sukuk Ltd. 144A 5.25%, 04/08/29	USD	100		98,006
Global Aircraft Leasing Co. Ltd. 144A 8.75%, 09/01/27	USD	40		41,054
Oryx Funding Ltd. 144A 5.80%, 02/03/31	USD	50		50,874
Sable International Finance Ltd. 144A 7.12%, 10/15/32	USD	75		75,265
				413,274
Chile: 0.4%
Latam Airlines Group SA 144A
7.88%, 04/15/30 †	USD	100		102,125
13.38%, 10/15/29	USD	50		56,054
				158,179
China: 2.4%
CFAMC III Co. Ltd. Reg S 4.25%, 11/07/27	USD	200		196,730
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 09/24/26 (o)	USD	400		392,718
Melco Resorts Finance Ltd. 144A
5.38%, 12/04/29	USD	100		93,891
5.62%, 07/17/27	USD	50		49,944
5.75%, 07/21/28	USD	50		48,975
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	USD	100		99,311
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 07/12/29	USD	183		45,138
Studio City Finance Ltd. 144A
		Par (000’s	)	Value
China (continued)
5.00%, 01/15/29	USD	100		$91,829
				1,018,536
Colombia: 2.3%
Ecopetrol SA
4.62%, 11/02/31	USD	125		105,668
5.88%, 05/28/45	USD	50		34,550
6.88%, 04/29/30	USD	100		99,172
7.38%, 09/18/43	USD	100		83,383
7.75%, 02/01/32	USD	75		73,753
8.38%, 01/19/36	USD	50		48,275
8.62%, 01/19/29	USD	50		52,905
8.88%, 01/13/33	USD	75		77,423
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75		69,295
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	50		45,890
Grupo Nutresa SA 144A
8.00%, 05/12/30	USD	50		52,475
9.00%, 05/12/35	USD	50		54,074
Orazul Energy Peru SA 144A 5.62%, 04/28/27	USD	50		49,565
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	USD	25		24,906
Termocandelaria Power SA 144A 7.75%, 09/17/31	USD	100		102,675
				974,009
Costa Rica: 0.1%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	50		45,285

Czech Republic: 0.3%
Allwyn International AS Reg S 3.88%, 02/15/27	EUR	100		117,450

Denmark: 0.3%
Orsted AS Reg S 1.75% (EUR Swap Annual 5 Year+1.95%), 12/09/19	EUR	100		110,955

Dominican Republic: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 7.00%, 06/30/34 †	USD	25		26,042

Finland: 0.2%
SBB Treasury Oyj Reg S 1.12%, 11/26/29	EUR	100		81,984

France: 11.1%
Accor SA Reg S 7.25% (EUR Swap Annual 5 Year+4.11%), 12/31/99 (o)	EUR	100		129,805
Air France-KLM Reg S 8.12%, 05/31/28	EUR	100		131,844
Alstom SA Reg S

See Notes to Financial Statements

9

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
France (continued)
5.87% (EUR Swap Annual 5 Year+2.93%), 05/29/29 (o)	EUR	100		$123,769
Altice France SA 144A 5.12%, 07/15/29	USD	100		82,750
Atos SE Reg S 9.00%, 12/18/29 (s)	EUR	75		98,556
Banijay Entertainment SAS 144A 8.12%, 05/01/29	USD	50		51,915
CAB Selas Reg S 3.38%, 02/01/28	EUR	100		111,831
Cerba Healthcare SACA Reg S 3.50%, 05/31/28	EUR	100		85,459
Constellium SE 144A 3.75%, 04/15/29	USD	100		94,039
Electricite de France SA 144A 9.12% (US Treasury Yield Curve Rate T 5 Year+5.41%), 03/15/33 (o)	USD	50		56,521
Electricite de France SA Reg S 3.38% (EUR Swap Annual 5 Year+3.97%), 06/15/30 (o)	EUR	200		223,403
5.88% (BPISDS15+3.32%), 01/22/29 (o)	GBP	100		134,447
ELO SACA Reg S 6.00%, 03/22/29	EUR	100		109,616
Emeria SASU Reg S 7.75%, 03/31/28	EUR	100		109,413
Eramet SA Reg S 6.50%, 11/30/29	EUR	100		117,172
Eurofins Scientific SE Reg S 6.75% (Euribor 3 Month ACT/360+4.24%), 04/24/28 (o)	EUR	100		125,524
Eutelsat SA Reg S 2.25%, 07/13/27	EUR	100		114,545
Fnac Darty SA Reg S 6.00%, 04/01/29	EUR	100		123,219
Forvia SE Reg S
2.38%, 06/15/27	EUR	100		114,342
2.75%, 02/15/27	EUR	100		115,766
5.62%, 06/15/30	EUR	100		117,697
Holding d’Infrastructures des Metiers de l’Environnement Reg S 0.62%, 09/16/28	EUR	100		107,459
Iliad Holding SASU 144A
7.00%, 10/15/28	USD	100		101,905
8.50%, 04/15/31	USD	100		107,052
iliad SA Reg S
5.38%, 06/14/27	EUR	100		122,023
5.62%, 02/15/30	EUR	100		125,719
Loxam SAS Reg S 6.38%, 05/31/29	EUR	100		122,680
		Par (000’s	)	Value
France (continued)
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	55		$64,719
Nexans SA Reg S 4.12%, 05/29/29	EUR	100		120,497
Opal Bidco SAS Reg S 5.50%, 03/31/32	EUR	100		120,026
Paprec Holding SA Reg S 3.50%, 07/01/28	EUR	100		116,791
Picard Groupe SAS Reg S 6.38%, 07/01/29	EUR	100		122,682
RCI Banque SA Reg S 5.50% (EUR Swap Annual 5 Year+2.75%), 10/09/34	EUR	100		123,560
Renault SA Reg S 2.50%, 04/01/28	EUR	100		116,328
Rexel SA Reg S 2.12%, 06/15/28	EUR	100		113,932
SNF Group SACA Reg S 2.62%, 02/01/29	EUR	100		114,879
Tereos Finance Groupe I SA Reg S 7.25%, 04/15/28	EUR	100		121,441
Valeo SE Reg S
1.00%, 08/03/28	EUR	100		108,448
4.50%, 04/11/30	EUR	100		116,971
Vallourec SACA 144A 7.50%, 04/15/32	USD	100		104,951
Veolia Environnement SA Reg S 2.50% (EUR Swap Annual 5 Year+2.84%), 09/20/28 (o)	EUR	100		112,540
				4,636,236
Georgia: 0.1%
Georgian Railway JSC 144A 4.00%, 06/17/28	USD	25		22,558

Germany: 4.8%
Bayer AG Reg S 3.12% (EUR Swap Annual 5 Year+3.11%), 11/12/79	EUR	100		114,894
7.00% (EUR Swap Annual 5 Year+3.90%), 09/25/83	EUR	100		126,498
Cheplapharm Arzneimittel GmbH Reg S 4.38%, 01/15/28	EUR	100		116,277
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	25		27,642
Fressnapf Holding SE Reg S 5.25%, 10/31/31	EUR	100		118,994
Gruenenthal GmbH Reg S 4.12%, 05/15/28	EUR	100		117,855
IHO Verwaltungs GmbH 144A 7.75%, 11/15/30	USD	100		102,707
IHO Verwaltungs GmbH Reg S

See Notes to Financial Statements

10

		Par (000’s	)	Value
Germany (continued)
8.75%, 05/15/28	EUR	100		$122,996
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100		111,761
METRO AG Reg S 4.00%, 03/05/30	EUR	100		121,154
Nidda Healthcare Holding GmbH Reg S 5.62%, 02/21/30	EUR	100		119,895
ProGroup AG Reg S 5.38%, 04/15/31	EUR	100		116,725
Schaeffler AG Reg S
3.38%, 10/12/28	EUR	100		115,702
4.50%, 03/28/30	EUR	100		117,650
Techem Verwaltungsgesellschaft 675 mbH Reg S 5.38%, 07/15/29	EUR	100		121,191
TK Elevator Holdco GmbH Reg S 6.62%, 07/15/28	EUR	90		106,084
ZF Europe Finance BV Reg S 3.00%, 10/23/29	EUR	200		203,586
				1,981,611
Gibraltar: 0.3%
888 Acquisitions Ltd. Reg S 7.56%, 07/15/27	EUR	100		118,423

Greece: 1.5%
Eurobank Ergasias Services and Holdings SA Reg S 4.25% (EUR Swap Annual 5 Year+2.00%), 04/30/35	EUR	100		116,591
Metlen Energy & Metals SA Reg S 4.00%, 10/17/29	EUR	100		120,554
National Bank of Greece SA Reg S 8.00% (EUR Swap Annual 5 Year+4.65%), 01/03/34	EUR	100		132,377
Piraeus Financial Holdings SA Reg S 5.38% (EUR Swap Annual 5 Year+3.15%), 09/18/35	EUR	100		122,247
Public Power Corp. SA Reg S 4.62%, 10/31/31	EUR	100		120,313
				612,082
Guatemala: 0.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	USD	100		97,319

Hungary: 0.8%
MBH Bank Nyrt Reg S 5.25% (Euribor 3 Month ACT/360+3.00%), 01/29/30	EUR	100		118,435
OTP Bank Nyrt Reg S
		Par (000’s	)	Value
Hungary (continued)
7.30% (US Treasury Yield Curve Rate T 5 Year+2.86%), 07/30/35	USD	200		$204,485
				322,920
India: 0.9%
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100		102,400
JSW Steel Ltd. 144A 5.05%, 04/05/32	USD	100		92,799
Muthoot Finance Ltd. 144A 6.38%, 04/23/29	USD	100		99,831
ReNew Pvt Ltd. 144A 5.88%, 03/05/27	USD	50		49,658
Shriram Finance Ltd. 144A 6.62%, 04/22/27	USD	50		50,605
				395,293
Indonesia: 0.1%
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *∞	USD	150		577
Indika Energy Tbk PT 144A 8.75%, 05/07/29	USD	25		24,074
				24,651
Ireland: 1.0%
ASG Finance Designated Activity Co. 144A 9.75%, 05/15/29	USD	100		94,330
eircom Finance DAC Reg S 2.62%, 02/15/27	EUR	100		115,852
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	150		196,302
				406,484
Israel: 0.5%
Energean Israel Finance Ltd. 144A Reg S 8.50%, 09/30/33	USD	25		25,686
Leviathan Bond Ltd. 144A Reg S
6.50%, 06/30/27	USD	25		24,895
6.75%, 06/30/30	USD	15		14,831
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	USD	25		25,721
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	50		49,060
4.10%, 10/01/46	USD	50		36,013
6.75%, 03/01/28	USD	50		51,958
				228,164
Italy: 5.3%
A2A SpA Reg S 5.00% (EUR Swap Annual 5 Year+2.26%), 06/11/29 (o)	EUR	100		121,829
Banca IFIS SpA Reg S 5.50%, 02/27/29	EUR	100		125,187

See Notes to Financial Statements

11

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Italy (continued)
Banca Monte dei Paschi di Siena SpA Reg S 3.62% (Euribor 3 Month ACT/360+1.45%), 11/27/30	EUR	100		$118,601
BPER Banca SPA Reg S 5.75% (Euribor 3 Month ACT/360+2.60%), 09/11/29	EUR	150		191,674
Infrastrutture Wireless Italiane SpA Reg S 1.88%, 07/08/26	EUR	100		116,692
Intesa Sanpaolo Assicurazioni SpA Reg S 4.22%, 03/05/35	EUR	200		234,073
Lottomatica Group Spa Reg S 5.38%, 06/01/30	EUR	100		122,301
Mediobanca Banca di Credito Finanziario SpA Reg S 5.25% (EUR Swap Annual 5 Year+2.75%), 04/22/34	EUR	200		247,292
Mundys SpA Reg S
1.88%, 07/13/27	EUR	100		115,532
1.88%, 02/12/28	EUR	100		113,533
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 03/24/29 (o)	EUR	100		111,648
Telecom Italia Capital SA
6.38%, 11/15/33	USD	25		26,100
7.72%, 06/04/38	USD	200		215,823
Telecom Italia SpA Reg S 1.62%, 01/18/29	EUR	100		111,822
Unipol Assicurazioni SpA Reg S 3.88%, 03/01/28	EUR	100		120,226
Webuild SpA Reg S 7.00%, 09/27/28	EUR	100		127,743
				2,220,076
Japan: 2.3%
Nissan Motor Co. Ltd. 144A
4.34%, 09/17/27	USD	75		72,052
4.81%, 09/17/30	USD	75		68,857
Nissan Motor Co. Ltd. Reg S 3.20%, 09/17/28	EUR	100		114,877
Rakuten Group, Inc. 144A 6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 04/22/26 (o)	USD	25		23,202
9.75%, 04/15/29	USD	50		54,909
11.25%, 02/15/27	USD	75		81,609
SoftBank Group Corp. Reg S
3.38%, 07/06/29	EUR	100		110,980
4.00%, 09/19/29	EUR	100		114,319
5.00%, 04/15/28	EUR	100		119,659
		Par (000’s	)	Value
Japan (continued)
5.12%, 09/19/27	USD	200		$197,985
				958,449
Jersey, Channel Islands: 0.2%
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC 144A 9.50%, 05/15/30	USD	100		102,308

Luxembourg: 6.7%
Aegea Finance Sarl 144A 9.00%, 01/20/31	USD	50		53,138
Albion Financing 1 SARL / Aggreko Holdings, Inc. 144A 7.00%, 05/21/30	USD	100		102,303
Altice Financing SA 144A 5.00%, 01/15/28	USD	150		112,985
Ambipar Lux Sarl 144A 9.88%, 02/06/31	USD	50		47,292
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26	USD	65		61,081
5.25%, 08/15/27 †	USD	30		13,402
Aroundtown Finance Sarl 7.12% (EUR Swap Annual 5 Year+4.51%), 01/16/30 (o)	EUR	100		123,629
Cidron Aida Finco Sarl Reg S 7.00%, 10/27/31	EUR	100		120,234
Cirsa Finance International Sarl Reg S 4.50%, 03/15/27	EUR	100		117,786
Connect Finco SARL / Connect US Finco LLC 144A 9.00%, 09/15/29	USD	75		75,478
Consolidated Energy Finance SA 144A 12.00%, 02/15/31 †	USD	50		49,104
CPI Property Group SA Reg S
1.50%, 01/27/31	EUR	100		97,759
4.00%, 01/22/28 (s)	GBP	100		130,760
CSN Resources SA 144A
4.62%, 06/10/31	USD	50		39,402
8.88%, 12/05/30	USD	100		99,146
Energean Israel Finance Ltd. 144A Reg S
5.38%, 03/30/28	USD	25		23,867
5.88%, 03/30/31	USD	35		32,349
Essendi SA Reg S 6.38%, 10/15/29	EUR	100		123,278
FS Luxembourg Sarl 144A 8.88%, 02/12/31	USD	100		102,658
ION Trading Technologies Sarl 144A 9.50%, 05/30/29	USD	100		103,200
Loarre Investments Sarl Reg S

See Notes to Financial Statements

12

		Par (000’s	)	Value
Luxembourg (continued)
6.50%, 05/15/29	EUR	100		$121,277
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	USD	46		36,110
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	75		66,956
Puma International Financing SA 144A 7.75%, 04/25/29	USD	25		25,742
Rossini Sarl Reg S 6.75%, 12/31/29	EUR	100		124,182
Saavi Energia Sarl 144A 8.88%, 02/10/35	USD	125		130,594
SES SA Reg S 2.88% (EUR Swap Annual 5 Year+3.19%), 05/27/26 (o)	EUR	100		113,768
Stena International SA 144A 7.25%, 01/15/31	USD	100		100,397
Summer BC Holdco B SARL Reg S 5.88%, 02/15/30	EUR	100		116,744
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100		117,021
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	100		99,996
Vivion Investments Sarl Reg S 6.50%, 08/31/28	EUR	101		116,581
				2,798,219
Malta: 0.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc. 144A
6.38%, 02/01/30 †	USD	50		46,925
7.88%, 05/01/27	USD	50		50,349
				97,274
Mauritius: 0.7%
CA Magnum Holdings 144A 5.38%, 10/31/26	USD	50		49,758
Greenko Power II Ltd. 144A 4.30%, 12/13/28	USD	80		75,103
UPL Corp. Ltd. Reg S 4.62%, 06/16/30	USD	200		181,710
				306,571
Mexico: 3.5%
Alsea SAB de CV 144A 7.75%, 12/14/26	USD	25		25,240
Cemex SAB de CV 144A 5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 06/08/26 (o)	USD	50		49,210
Grupo Aeromexico SAB de CV 144A 8.62%, 11/15/31 †	USD	25		23,941
		Par (000’s	)	Value
Mexico (continued)
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	50		$49,298
Nemak SAB de CV 144A 3.62%, 06/28/31	USD	25		20,737
Petróleos Mexicanos
5.35%, 02/12/28	USD	75		72,066
5.95%, 01/28/31	USD	150		135,746
6.35%, 02/12/48	USD	50		34,847
6.38%, 01/23/45	USD	50		35,450
6.49%, 01/23/27	USD	25		24,889
6.50%, 03/13/27	USD	75		74,526
6.50%, 01/23/29	USD	25		24,482
6.50%, 06/02/41	USD	50		37,173
6.62%, 06/15/35	USD	50		42,172
6.70%, 02/16/32	USD	150		139,496
6.75%, 09/21/47	USD	125		90,615
6.84%, 01/23/30	USD	50		48,336
6.88%, 08/04/26 †	USD	50		50,043
6.95%, 01/28/60	USD	50		35,961
7.69%, 01/23/50	USD	175		137,762
8.75%, 06/02/29	USD	25		25,917
10.00%, 02/07/33	USD	50		53,563
Petróleos Mexicanos Reg S
4.75%, 02/26/29	EUR	100		112,406
4.88%, 02/21/28	EUR	100		114,849
				1,458,725
Mongolia: 0.1%
Golomt Bank 144A 11.00%, 05/20/27	USD	25		25,469

Morocco: 0.7%
OCP SA 144A
6.70%, 03/01/36	USD	100		100,668
6.75%, 05/02/34	USD	100		103,796
6.88%, 04/25/44	USD	100		96,827
				301,291
Netherlands: 7.1%
Abertis Infraestructuras Finance BV Reg S 4.87% (EUR Swap Annual 5 Year+2.62%), 11/28/29 (o)	EUR	100		120,246
Arcos Dorados BV 144A 6.38%, 01/29/32	USD	75		78,067
Boels Topholding BV Reg S 5.75%, 05/15/30	EUR	100		121,998
Braskem Netherlands Finance BV 144A 8.50%, 01/12/31	USD	125		109,385
Dufry One BV Reg S 2.00%, 02/15/27	EUR	100		115,366
Flora Food Management BV Reg S 6.88%, 07/02/29	EUR	100		119,351
Koninklijke KPN NV Reg S 6.00% (EUR Swap Annual 5 Year+3.77%), 09/21/27 (o)	EUR	100		124,941
Odido Holding BV Reg S

See Notes to Financial Statements

13

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Netherlands (continued)
3.75%, 01/15/29	EUR	100		$116,431
Petrobras Global Finance BV
5.50%, 06/10/51	USD	25		19,368
6.00%, 01/13/35 †	USD	50		49,005
6.50%, 07/03/33	USD	25		25,653
Saipem Finance International BV Reg S 4.88%, 05/30/30	EUR	100		124,136
Sunrise FinCo I BV 144A 4.88%, 07/15/31	USD	100		94,638
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 02/12/29 (o)	EUR	100		110,153
5.75% (EUAMDB08+3.12%), 01/15/32 (o)	EUR	100		122,055
7.12% (EUR Swap Annual 6 Year+4.32%), 08/23/28 (o)	EUR	100		128,837
TenneT Holding BV Reg S 4.88% (EUR Swap Annual 5 Year+2.21%), 12/21/31 (o)	EUR	100		119,934
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27	EUR	100		118,119
4.38%, 05/09/30	EUR	200		239,764
7.38%, 09/15/29	EUR	100		133,427
Teva Pharmaceutical Finance Netherlands III BV
5.12%, 05/09/29 †	USD	50		50,326
6.00%, 12/01/32	USD	25		25,553
Trivium Packaging Finance BV 144A 8.25%, 07/15/30	USD	100		105,825
United Group BV Reg S 3.62%, 02/15/28	EUR	100		114,952
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	200		213,949
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 07/20/28 (o)	EUR	100		110,425
Yinson Boronia Production BV 144A 8.95%, 07/31/42	USD	50		52,807
Ziggo BV 144A 4.88%, 01/15/30	USD	100		93,513
				2,958,224
Oman: 0.4%
Mazoon Assets Co. SAOC 144A 5.25%, 10/09/31	USD	50		49,952
OQ SAOC 144A 5.12%, 05/06/28	USD	100		100,122
				150,074
		Par (000’s	)	Value
Panama: 0.3%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	USD	71		$64,656
Banistmo SA 144A 4.25%, 07/31/27	USD	50		49,030
				113,686
Peru: 0.6%
Cia de Minas Buenaventura SAA 144A 6.80%, 02/04/32	USD	25		25,425
Minsur SA 144A 4.50%, 10/28/31	USD	50		46,552
Peru LNG Srl 144A 5.38%, 03/22/30	USD	21		19,609
Petroleos del Peru SA 144A 4.75%, 06/19/32	USD	75		58,231
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.75%, 08/02/28	USD	100		93,998
				243,815
Poland: 0.5%
Bank Millennium SA Reg S 9.88% (Euribor 3 Month ACT/360+6.41%), 09/18/27	EUR	100		127,035
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		93,745
				220,780
Portugal: 0.6%
EDP SA Reg S 4.62% (EUR Swap Annual 5 Year+2.40%), 09/16/54	EUR	100		119,231
5.94% (EUR Swap Annual 5 Year+3.18%), 04/23/83	EUR	100		124,827
				244,058
Romania: 0.3%
Banca Transilvania SA Reg S 5.12% (EURIBOR ICE Swap Rate 1 Year+2.95%), 09/30/30	EUR	100		119,158

Serbia: 0.2%
Telekom Srbija a.d. Beograd 144A 7.00%, 10/28/29	USD	100		100,126

Singapore: 0.3%
Medco Maple Tree Pte Ltd. 144A 8.96%, 04/27/29	USD	50		52,201
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	68		69,769
				121,970
South Africa: 0.4%
Sasol Financing USA LLC 6.50%, 09/27/28 †	USD	50		47,548
Transnet SOC Ltd. 144A

See Notes to Financial Statements

14

		Par (000’s	)	Value
South Africa (continued)
8.25%, 02/06/28	USD	100		$103,565
				151,113
Spain: 1.4%
Abanca Corp. Bancaria SA Reg S 8.38% (EUR Swap Annual 5 Year+5.25%), 09/23/33	EUR	100		133,088
Abengoa Abenewco 2 SA Reg S
1.50%, 10/26/24 (d) *∞	USD	63		633
1.50%, 10/26/24 (d) *∞	USD	63		103
Abengoa SA 0.00%, 03/31/27 (s) ^∞	EUR	100		588
AI Candelaria Spain SA 144A 5.75%, 06/15/33	USD	50		42,467
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	USD	50		43,045
Grifols SA Reg S 3.88%, 10/15/28	EUR	100		112,581
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	100		117,469
Telefonica Europe BV Reg S 3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (o)	EUR	100		118,126
				568,100
Sweden: 1.1%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/02/26 (o)	EUR	100		115,077
Verisure Holding AB Reg S 3.25%, 02/15/27	EUR	100		116,803
Verisure Midholding AB Reg S 5.25%, 02/15/29	EUR	100		118,121
Volvo Car AB Reg S 4.25%, 05/31/28	EUR	100		120,281
				470,282
Tanzania: 0.1%
AngloGold Ashanti Holdings PLC 6.50%, 04/15/40	USD	40		41,208

Thailand: 0.1%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	USD	50		46,546

Trinidad and Tobago: 0.1%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	USD	25		25,563
		Par (000’s	)	Value
Turkey: 2.8%
Eregli Demir ve Celik Fabrikalari TAS 144A 8.38%, 07/23/29	USD	50		$51,446
Mersin Uluslararasi Liman Isletmeciligi AS 144A 8.25%, 11/15/28	USD	50		52,012
QNB Bank AS Reg S 7.25%, 05/21/29	USD	200		207,619
TC Ziraat Bankasi AS 144A 7.25%, 02/04/30	USD	100		99,937
Turk Telekomunikasyon AS 144A 7.38%, 05/20/29	USD	100		102,264
Turkcell Iletisim Hizmetleri AS 144A 7.45%, 01/24/30	USD	100		101,956
Turkiye Garanti Bankasi AS 144A 8.12% (US Treasury Yield Curve Rate T 5 Year+3.84%), 01/03/35	USD	100		100,734
Turkiye Ihracat Kredi Bankasi AS 144A 5.75%, 07/06/26	USD	100		100,153
Turkiye Is Bankasi AS 144A 7.75%, 06/12/29	USD	100		102,798
Turkiye Vakiflar Bankasi TAO 144A 8.99% (US Treasury Yield Curve Rate T 5 Year+4.67%), 10/05/34	USD	100		103,334
Yapi ve Kredi Bankasi AS 144A 9.25%, 10/16/28	USD	100		106,941
Zorlu Enerji Elektrik Uretim AS 144A 11.00%, 04/23/30	USD	50		46,207
				1,175,401
United Arab Emirates: 0.7%
Alpha Star Holding VIII Ltd. Reg S 8.38%, 04/12/27	USD	200		207,506
Five Holdings Bvi Ltd. 144A 9.38%, 10/03/28	USD	50		52,597
Shelf Drilling Holdings Ltd. 144A 9.62%, 04/15/29	USD	50		40,096
				300,199
United Kingdom: 10.5%
Amber Finco PLC Reg S 6.62%, 07/15/29	EUR	100		123,037
Ardonagh Finco Ltd. 144A 7.75%, 02/15/31	USD	100		104,624
Ardonagh Finco Ltd. Reg S 6.88%, 02/15/31	EUR	100		120,912
Aston Martin Capital Holdings Ltd. 144A 10.00%, 03/31/29	USD	50		47,400

See Notes to Financial Statements

15

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
United Kingdom (continued)
Atlantica Sustainable Infrastructure Ltd. 144A 4.12%, 06/15/28	USD	100		$95,673
Avianca Midco 2 PLC 144A 9.00%, 12/01/28	USD	75		71,148
Azule Energy Finance PLC 144A 8.12%, 01/23/30	USD	100		99,150
B&M European Value Retail SA Reg S 8.12%, 11/15/30	GBP	100		146,422
BCP V Modular Services Finance II PLC Reg S 4.75%, 11/30/28	EUR	100		115,673
Bellis Finco PLC Reg S 4.00%, 02/16/27	GBP	100		137,336
Belron UK Finance PLC 144A 5.75%, 10/15/29	USD	150		151,360
Biocon Biologics Global PLC 144A 6.67%, 10/09/29	USD	100		95,052
British Telecommunications PLC Reg S 5.12% (EUR Swap Annual 5 Year+2.54%), 10/03/54	EUR	100		122,192
eG Global Finance PLC 144A 12.00%, 11/30/28	USD	100		110,498
Global Auto Holdings Ltd./ AAG FH UK Ltd. 144A 8.75%, 01/15/32	USD	50		42,662
Heathrow Finance PLC Reg S 4.12%, 09/01/29 (s)	GBP	100		126,346
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC 144A 7.25%, 02/15/31	USD	50		51,816
HTA Group Ltd. 144A 7.50%, 06/04/29	USD	100		102,705
IHS Holding Ltd. 144A 8.25%, 11/29/31	USD	50		50,615
INEOS Finance PLC Reg S 6.62%, 05/15/28	EUR	100		120,996
INEOS Quattro Finance 2 PLC 144A 9.62%, 03/15/29	USD	100		101,504
Ithaca Energy North Sea PLC 144A 8.12%, 10/15/29	USD	100		103,235
Jaguar Land Rover Automotive PLC Reg S 4.50%, 07/15/28	EUR	100		118,831
Jerrold Finco PLC Reg S 7.88%, 04/15/30	GBP	100		141,386
Market Bidco Finco PLC Reg S 5.50%, 11/04/27	GBP	100		134,810
Mobico Group PLC Reg S 4.88%, 09/26/31	EUR	100		95,228
		Par (000’s	)	Value
United Kingdom (continued)
Motion Bondco DAC 144A 6.62%, 11/15/27 †	USD	100		$94,488
NGG Finance PLC Reg S 2.12% (EUR Swap Annual 5 Year+2.53%), 09/05/82	EUR	100		114,860
Panama Infrastructure Receivable Purchaser PLC 144A 0.00%, 04/05/32 ^	USD	100		71,163
Pinnacle Bidco PLC Reg S 10.00%, 10/11/28	GBP	100		145,210
Sisecam UK PLC 144A 8.62%, 05/02/32 †	USD	50		50,636
Standard Chartered PLC 144A 7.01%, 07/30/37 (o)	USD	50		51,744
Vedanta Resources Finance II PLC 144A
9.47%, 07/24/30	USD	100		99,222
10.88%, 09/17/29	USD	50		51,905
Virgin Media Secured Finance PLC 144A 5.50%, 05/15/29	USD	50		49,210
Virgin Media Secured Finance PLC Reg S 4.25%, 01/15/30	GBP	100		125,685
Vmed O2 UK Financing I PLC Reg S
3.25%, 01/31/31	EUR	100		112,016
4.50%, 07/15/31	GBP	100		123,118
Vodafone Group PLC 4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81	USD	100		91,504
5.12% (US Treasury Yield Curve Rate T 5 Year+3.07%), 06/04/81	USD	100		75,894
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	75		78,367
Vodafone Group PLC Reg S 8.00% (UK Govt Bonds 5 Year Note Generic Bid Yield+3.84%), 08/30/86	GBP	100		149,155
WE Soda Investments Holding PLC 144A 9.50%, 10/06/28	USD	50		52,260
Zegona Finance PLC Reg S 6.75%, 07/15/29	EUR	100		125,027
				4,392,075
United States: 4.3%
180 Medical, Inc. 144A 3.88%, 10/15/29	USD	100		95,186
Amer Sports Co. 144A 6.75%, 02/16/31	USD	75		78,145
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC 144A 6.38%, 02/15/32	USD	50		50,126

See Notes to Financial Statements

16

		Par (000’s	)	Value
United States (continued)
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	100		$89,618
EUSHI Finance, Inc. 7.62% (US Treasury Yield Curve Rate T 5 Year+3.14%), 12/15/54	USD	50		51,886
Fibercop SpA 144A 7.72%, 06/04/38	USD	200		198,999
Fibercop SpA Reg S 7.88%, 07/31/28	EUR	100		129,090
Garrett Motion Holdings, Inc. / Garrett LX I Sarl 144A 7.75%, 05/31/32	USD	50		52,102
Kosmos Energy Ltd. 144A 8.75%, 10/01/31 †	USD	50		37,089
Kronos Acquisition Holdings, Inc. 144A 8.25%, 06/30/31	USD	25		22,731
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	75		50,587
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	68		66,250
Open Text Holdings, Inc. 144A
4.12%, 02/15/30	USD	50		47,302
4.12%, 12/01/31	USD	25		23,040
Playtika Holding Corp. 144A 4.25%, 03/15/29	USD	25		22,711
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100		115,256
RB Global Holdings, Inc. 144A
6.75%, 03/15/28	USD	100		102,702
7.75%, 03/15/31	USD	40		42,100
Sasol Financing USA LLC 5.50%, 03/18/31	USD	50		41,135
Stillwater Mining Co. 144A
		Par (000’s	)	Value
United States (continued)
4.00%, 11/16/26	USD	100		$97,765
Telesat Canada / Telesat LLC 144A 6.50%, 10/15/27	USD	25		9,378
Wynn Macau Ltd. 144A
5.12%, 12/15/29	USD	75		72,127
5.62%, 08/26/28	USD	100		98,371
ZF North America Capital, Inc. 144A
6.75%, 04/23/30	USD	50		48,078
6.88%, 04/14/28	USD	50		50,197
6.88%, 04/23/32	USD	125		115,629
				1,807,600
Uzbekistan: 0.4%
Navoi Mining & Metallurgical Combinat 144A
6.70%, 10/17/28	USD	100		102,362
6.95%, 10/17/31	USD	25		25,613
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	USD	50		45,912
				173,887
Zambia: 0.1%
First Quantum Minerals Ltd. 144A 6.88%, 10/15/27 †	USD	50		50,106
Total Corporate Bonds (Cost: $40,489,017)				40,759,316

		Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4%
Money Market Fund: 2.4% (Cost: $1,003,713)
State Street Navigator Securities Lending Government Money Market Portfolio		1,003,713		1,003,713
Total Investments: 100.2% (Cost: $41,492,730)				41,763,029
Liabilities in excess of other assets: (0.2)%				(86,490)
NET ASSETS: 100.0%				$41,676,539

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:

(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at June 30, 2025.
†	Security fully or partially on loan. Total market value of securities on loan is $1,140,722.
^	Zero Coupon Bond
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(o)	Perpetual Maturity — the date shown is the next call date

See Notes to Financial Statements

17

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

*	Non-income producing
(d)	Security in default
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $16,727,403, or 40.1% of net assets.

See Notes to Financial Statements

18

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$454,323	$—	$454,323
Australia	—	402,423	—	402,423
Austria	—	228,460	—	228,460
Azerbaijan	—	210,924	—	210,924
Bahrain	—	205,414	—	205,414
Belgium	—	120,732	—	120,732
Bermuda	—	191,662	313	191,975
Brazil	—	1,896,167	—	1,896,167
Bulgaria	—	113,472	—	113,472
Burkina Faso	—	24,808	—	24,808
Canada	—	3,376,810	—	3,376,810
Cayman Islands	—	413,274	—	413,274
Chile	—	158,179	—	158,179
China	—	1,018,536	—	1,018,536
Colombia	—	974,009	—	974,009
Costa Rica	—	45,285	—	45,285
Czech Republic	—	117,450	—	117,450
Denmark	—	110,955	—	110,955
Dominican Republic	—	26,042	—	26,042
Finland	—	81,984	—	81,984
France	—	4,636,236	—	4,636,236
Georgia	—	22,558	—	22,558
Germany	—	1,981,611	—	1,981,611
Gibraltar	—	118,423	—	118,423
Greece	—	612,082	—	612,082
Guatemala	—	97,319	—	97,319
Hungary	—	322,920	—	322,920
India	—	395,293	—	395,293
Indonesia	—	24,074	577	24,651
Ireland	—	406,484	—	406,484
Israel	—	228,164	—	228,164
Italy	—	2,220,076	—	2,220,076
Japan	—	958,449	—	958,449
Jersey, Channel Islands	—	102,308	—	102,308
Luxembourg	—	2,798,219	—	2,798,219
Malta	—	97,274	—	97,274
Mauritius	—	306,571	—	306,571
Mexico	—	1,458,725	—	1,458,725
Mongolia	—	25,469	—	25,469
Morocco	—	301,291	—	301,291
Netherlands	—	2,958,224	—	2,958,224
Oman	—	150,074	—	150,074
Panama	—	113,686	—	113,686
Peru	—	243,815	—	243,815
Poland	—	220,780	—	220,780
Portugal	—	244,058	—	244,058
Romania	—	119,158	—	119,158
Serbia	—	100,126	—	100,126
Singapore	—	121,970	—	121,970
South Africa	—	151,113	—	151,113
Spain	—	566,776	1,324	568,100
Sweden	—	470,282	—	470,282
Tanzania	—	41,208	—	41,208
Thailand	—	46,546	—	46,546
Trinidad and Tobago	—	25,563	—	25,563

See Notes to Financial Statements

19

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Turkey	$—	$1,175,401	$—	$1,175,401
United Arab Emirates	—	300,199	—	300,199
United Kingdom	—	4,392,075	—	4,392,075
United States	—	1,807,600	—	1,807,600
Uzbekistan	—	173,887	—	173,887
Zambia	—	50,106	—	50,106
Money Market Fund	1,003,713	—	—	1,003,713
Total Investments	$1,003,713	$40,757,102	$2,214	$41,763,029

See Notes to Financial Statements

20

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 0.3%
Canada: 0.0%
Export Development Canada Reg S 30.00%, 12/05/25	TRY	34,000		$811,314

Qatar: 0.1%
QNB Finance Ltd. 13.50%, 10/06/25	TRY	30,350		700,239
QNB Finance Ltd. Reg S 3.50%, 03/09/26	CNY	14,100		1,988,686
				2,688,925
South Africa: 0.2%
Eskom Holdings SOC Ltd.
0.00%, 08/18/27 ^	ZAR	78,505		3,260,356
7.50%, 09/15/33	ZAR	11,000		516,464
7.85%, 04/02/26	ZAR	24,350		1,367,390
Transnet SOC Ltd. 9.50%, 08/19/25	ZAR	21,000		1,182,827
Transnet SOC Ltd. Reg S 13.50%, 04/18/28	ZAR	500		29,630
				6,356,667
Total Corporate Bonds (Cost: $15,418,287)				9,856,906

GOVERNMENT OBLIGATIONS: 97.1%
Brazil: 5.2%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/26 ^	BRL	219,710		35,111,130
0.00%, 07/01/27 ^	BRL	103,230		14,676,590
0.00%, 01/01/28 ^	BRL	61,090		8,205,503
0.00%, 07/01/28 ^	BRL	22,570		2,862,901
0.00%, 01/01/29 ^	BRL	179,470		21,351,372
0.00%, 01/01/30 ^	BRL	69,790		7,348,746
0.00%, 01/01/32 ^	BRL	35,880		2,904,026
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/27	BRL	124,200		21,594,189
10.00%, 01/01/29	BRL	126,865		21,339,116
10.00%, 01/01/31	BRL	124,980		20,105,266
10.00%, 01/01/33	BRL	54,570		8,506,988
10.00%, 01/01/35	BRL	79,150		11,970,192
				175,976,019
Chile: 3.2%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27 ^	CLP	13,595,000		13,310,849
0.00%, 04/01/29 ^	CLP	11,790,000		10,516,553
5.00%, 03/01/35	CLP	11,915,000		12,210,609
6.00%, 01/01/43	CLP	8,725,000		9,721,927
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
4.70%, 09/01/30	CLP	12,220,000		12,675,788
5.00%, 10/01/28	CLP	3,840,000		4,111,349
5.30%, 11/01/37	CLP	5,275,000		5,495,817
5.80%, 10/01/29	CLP	7,620,000		8,320,139
5.80%, 10/01/34	CLP	4,750,000		5,172,699
	Par (000’s		)	Value
Chile (continued)
6.00%, 04/01/33	CLP	14,795,000		$16,257,902
6.20%, 10/01/40	CLP	5,215,000		5,883,576
7.00%, 05/01/34	CLP	2,580,000		3,029,225
				106,706,433
China: 8.5%
China Government Bond
1.42%, 11/15/27	CNY	14,060		1,963,159
1.43%, 01/25/30	CNY	33,780		4,704,132
1.45%, 02/25/28	CNY	25,320		3,538,844
1.45%, 04/25/30	CNY	25,240		3,512,361
1.46%, 05/25/28	CNY	31,160		4,355,673
1.49%, 12/25/31	CNY	5,100		706,617
1.57%, 05/15/32	CNY	15,180		2,111,159
1.61%, 02/15/35	CNY	44,690		6,197,866
1.62%, 08/15/27	CNY	34,170		4,789,930
1.65%, 05/15/35	CNY	17,940		2,493,090
1.67%, 05/25/35	CNY	25,960		3,627,597
1.74%, 10/15/29	CNY	23,650		3,336,770
1.79%, 03/25/32	CNY	17,620		2,489,343
1.85%, 05/15/27	CNY	26,370		3,711,452
1.87%, 09/15/31	CNY	15,610		2,213,534
1.88%, 04/25/55	CNY	20,580		2,879,017
1.91%, 07/15/29	CNY	22,460		3,185,561
1.92%, 01/15/55	CNY	18,770		2,624,282
1.98%, 04/25/45	CNY	8,640		1,220,651
2.04%, 02/25/27	CNY	4,760		671,399
2.04%, 11/25/34	CNY	31,610		4,542,144
2.05%, 04/15/29	CNY	29,380		4,184,906
2.11%, 08/25/34	CNY	35,550		5,135,700
2.12%, 06/25/31	CNY	26,970		3,876,276
2.17%, 08/29/34	CNY	29,400		4,266,825
2.18%, 08/15/26	CNY	14,090		1,984,255
2.19%, 09/25/54	CNY	23,990		3,557,805
2.25%, 08/29/39	CNY	9,170		1,335,000
2.27%, 05/25/34	CNY	32,170		4,705,995
2.28%, 03/25/31	CNY	26,770		3,877,949
2.30%, 05/15/26	CNY	27,630		3,887,648
2.33%, 08/15/44	CNY	19,200		2,855,580
2.35%, 02/25/34	CNY	22,260		3,270,937
2.37%, 01/20/27	CNY	930		131,774
2.37%, 01/15/29	CNY	9,880		1,421,950
2.39%, 11/15/26	CNY	25,290		3,578,072
2.40%, 07/15/28	CNY	25,860		3,713,107
2.44%, 10/15/27	CNY	26,900		3,838,272
2.46%, 02/15/26	CNY	3,500		491,724
2.47%, 07/25/54	CNY	16,220		2,525,331
2.48%, 04/15/27	CNY	14,880		2,116,818
2.48%, 09/25/28	CNY	16,860		2,430,029
2.49%, 05/25/44	CNY	17,090		2,601,298
2.50%, 07/25/27	CNY	29,960		4,267,951
2.52%, 08/25/33	CNY	6,870		1,019,943
2.54%, 12/25/30	CNY	32,740		4,803,386
2.55%, 10/15/28	CNY	33,600		4,854,902
2.57%, 05/20/54	CNY	22,180		3,534,301
2.60%, 09/15/30	CNY	33,310		4,892,713
2.60%, 09/01/32	CNY	23,120		3,442,314
2.62%, 04/15/28	CNY	23,190		3,342,724

See Notes to Financial Statements

21

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
China (continued)
2.62%, 09/25/29	CNY	28,330		$4,133,715
2.62%, 06/25/30	CNY	23,670		3,478,563
2.64%, 01/15/28	CNY	7,570		1,088,690
2.67%, 05/25/33	CNY	24,480		3,669,070
2.67%, 11/25/33	CNY	15,500		2,329,589
2.68%, 05/21/30	CNY	36,870		5,427,552
2.69%, 08/12/26	CNY	33,950		4,810,334
2.69%, 08/15/32	CNY	22,210		3,322,416
2.75%, 06/15/29	CNY	22,310		3,264,465
2.75%, 02/17/32	CNY	33,920		5,069,289
2.76%, 05/15/32	CNY	15,150		2,275,960
2.79%, 12/15/29	CNY	28,190		4,151,390
2.80%, 03/24/29	CNY	23,340		3,414,097
2.80%, 03/25/30	CNY	34,990		5,171,121
2.80%, 11/15/32	CNY	19,610		2,961,750
2.85%, 06/04/27	CNY	32,270		4,633,154
2.88%, 02/25/33	CNY	20,820		3,166,652
2.89%, 11/18/31	CNY	30,340		4,564,810
2.91%, 10/14/28	CNY	23,110		3,378,773
3.00%, 10/15/53	CNY	19,130		3,320,218
3.01%, 05/13/28	CNY	32,740		4,779,844
3.02%, 05/27/31	CNY	30,990		4,688,533
3.03%, 03/11/26	CNY	6,460		912,978
3.12%, 12/05/26	CNY	6,090		872,735
3.12%, 10/25/52	CNY	19,280		3,359,519
3.13%, 11/21/29	CNY	21,890		3,276,878
3.19%, 04/15/53	CNY	11,960		2,115,041
3.25%, 06/06/26	CNY	25,180		3,581,765
3.25%, 11/22/28	CNY	2,020		299,832
3.27%, 11/19/30	CNY	32,810		5,017,256
3.28%, 12/03/27	CNY	33,930		4,962,964
3.29%, 05/23/29	CNY	24,120		3,617,707
3.32%, 04/15/52	CNY	14,840		2,660,869
3.53%, 10/18/51	CNY	12,540		2,319,701
3.72%, 04/12/51	CNY	13,570		2,582,847
3.81%, 09/14/50	CNY	29,170		5,634,394
				285,134,537
Colombia: 4.0%
Colombian TES
5.75%, 11/03/27	COP	29,656,200		6,688,699
6.00%, 04/28/28	COP	65,135,100		14,365,093
6.25%, 07/09/36	COP	49,360,700		7,823,178
7.00%, 03/26/31	COP	53,594,100		10,648,697
7.00%, 06/30/32	COP	48,261,300		9,076,908
7.25%, 10/18/34	COP	49,071,900		8,795,626
7.25%, 10/26/50	COP	79,432,100		11,684,113
7.50%, 08/26/26	COP	47,829,900		11,490,378
7.75%, 09/18/30	COP	47,496,300		10,061,293
9.25%, 05/28/42	COP	86,793,000		16,331,185
11.50%, 07/25/46	COP	65,381,900		14,498,401
13.25%, 02/09/33	COP	48,291,400		12,396,437
				133,860,008
Czech Republic: 4.5%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	119,720		4,855,464
0.25%, 02/10/27	CZK	207,020		9,345,326
1.20%, 03/13/31	CZK	201,180		8,286,890
		Par (000’s	)	Value
Czech Republic (continued)
1.50%, 04/24/40	CZK	120,070		$3,848,299
1.75%, 06/23/32	CZK	204,830		8,464,976
1.95%, 07/30/37	CZK	107,020		3,929,106
2.00%, 10/13/33	CZK	201,010		8,170,099
2.75%, 07/23/29	CZK	196,380		9,010,068
3.00%, 03/03/33	CZK	90,410		4,003,822
3.50%, 05/30/35	CZK	201,140		9,008,471
3.60%, 06/03/36	CZK	71,380		3,196,064
4.50%, 11/11/32	CZK	195,920		9,580,153
4.90%, 04/14/34	CZK	206,660		10,355,747
5.00%, 09/30/30	CZK	201,280		10,099,054
5.50%, 12/12/28	CZK	159,820		8,055,788
5.75%, 03/29/29	CZK	90,340		4,608,651
6.00%, 02/26/26	CZK	17,710		855,887
6.20%, 06/16/31	CZK	81,250		4,340,366
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	201,020		8,373,996
1.00%, 06/26/26	CZK	199,570		9,263,577
2.50%, 08/25/28	CZK	201,030		9,248,658
4.20%, 12/04/36	CZK	108,430		5,081,585
				151,982,047
Dominican Republic: 1.2%
Dominican Republic International Bond 144A
10.50%, 03/15/37	DOP	689,950		11,520,066
10.75%, 06/01/36	DOP	597,950		10,383,728
11.25%, 09/15/35	DOP	58,000		1,032,302
13.62%, 02/03/33	DOP	362,200		7,119,879
Dominican Republic International Bond Reg S
10.50%, 03/15/37	DOP	112,500		1,878,408
10.75%, 06/01/36	DOP	56,000		972,471
11.25%, 09/15/35	DOP	441,900		7,865,077
13.62%, 02/03/33	DOP	45,080		886,152
				41,658,083
Hungary: 3.6%
Hungary Government Bond
1.50%, 04/22/26 †	HUF	2,609,160		7,410,042
1.50%, 08/26/26	HUF	1,648,490		4,605,430
2.00%, 05/23/29	HUF	4,541,960		11,390,001
2.25%, 04/20/33	HUF	4,007,680		8,617,515
2.25%, 06/22/34	HUF	1,624,350		3,320,640
2.75%, 12/22/26	HUF	2,177,890		6,100,127
3.00%, 10/27/27	HUF	3,584,200		9,807,440
3.00%, 08/21/30	HUF	4,380,890		11,006,460
3.00%, 10/27/38	HUF	1,467,540		2,814,223
3.00%, 04/25/41	HUF	1,089,980		1,948,077
3.25%, 10/22/31	HUF	4,023,890		9,837,160
4.50%, 03/23/28	HUF	2,727,520		7,646,560
4.75%, 11/24/32	HUF	3,272,790		8,534,305
6.75%, 10/22/28	HUF	4,633,570		13,759,465
7.00%, 10/24/35	HUF	2,243,760		6,576,294

See Notes to Financial Statements

22

		Par (000’s	)	Value
Hungary (continued)
9.50%, 10/21/26	HUF	2,207,890		$6,751,319
				120,125,058
India: 8.3%
India Government Bond
5.77%, 08/03/30	INR	792,010		9,118,931
5.79%, 05/11/30	INR	520,890		6,013,506
5.85%, 12/01/30	INR	739,980		8,550,445
6.10%, 07/12/31	INR	1,076,190		12,483,203
6.45%, 10/07/29	INR	696,870		8,272,081
6.54%, 01/17/32	INR	849,000		10,060,591
6.67%, 12/17/50	INR	932,720		10,448,628
6.75%, 12/23/29	INR	405,340		4,859,727
6.79%, 12/30/31	INR	66,600		800,323
6.79%, 10/07/34	INR	1,195,650		14,369,216
6.79%, 12/02/34	INR	134,300		1,609,429
6.99%, 12/15/51	INR	1,037,420		12,092,506
7.02%, 06/18/31	INR	322,230		3,903,882
7.04%, 06/03/29	INR	426,530		5,149,340
7.06%, 04/10/28	INR	479,130		5,770,916
7.10%, 04/18/29	INR	728,930		8,809,624
7.10%, 04/08/34	INR	1,147,430		13,978,684
7.16%, 09/20/50	INR	650,760		7,736,752
7.17%, 04/17/30	INR	550,650		6,698,468
7.18%, 08/14/33	INR	1,311,510		16,020,364
7.18%, 07/24/37	INR	1,050,390		12,831,697
7.26%, 01/14/29	INR	337,310		4,108,294
7.26%, 08/22/32	INR	778,980		9,581,532
7.26%, 02/06/33	INR	748,580		9,205,806
7.30%, 06/19/53	INR	1,276,620		15,438,616
7.32%, 11/13/30	INR	486,820		5,995,804
7.36%, 09/12/52	INR	1,076,010		13,041,841
7.37%, 10/23/28	INR	413,630		5,029,781
7.37%, 01/23/54	INR	39,470		478,209
7.38%, 06/20/27	INR	473,120		5,699,640
7.41%, 12/19/36	INR	951,140		11,832,510
7.54%, 05/23/36	INR	956,450		11,989,116
7.72%, 06/15/49	INR	554,590		7,064,899
				279,044,361
Indonesia: 7.9%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	111,157,000		6,741,996
5.50%, 04/15/26	IDR	59,906,000		3,678,638
6.12%, 05/15/28	IDR	103,421,000		6,359,293
6.25%, 06/15/36	IDR	61,728,000		3,665,468
6.38%, 08/15/28	IDR	107,660,000		6,665,835
6.38%, 04/15/32	IDR	198,009,000		12,102,515
6.38%, 07/15/37	IDR	24,574,000		1,462,119
6.50%, 07/15/30	IDR	120,509,000		7,484,845
6.50%, 02/15/31	IDR	187,962,000		11,610,807
6.62%, 05/15/33	IDR	105,871,000		6,513,659
6.62%, 02/15/34	IDR	206,412,000		12,701,700
6.75%, 07/15/35	IDR	187,304,000		11,642,325
6.88%, 04/15/29	IDR	169,521,000		10,655,256
7.00%, 05/15/27	IDR	120,928,000		7,575,597
7.00%, 09/15/30	IDR	228,238,000		14,466,508
7.00%, 02/15/33	IDR	166,963,000		10,526,228
7.12%, 06/15/38	IDR	120,758,000		7,598,047
7.12%, 08/15/40	IDR	61,225,000		3,830,004
		Par (000’s	)	Value
Indonesia (continued)
7.12%, 06/15/42	IDR	131,473,000		$8,202,020
7.12%, 06/15/43	IDR	121,191,000		7,564,901
7.12%, 08/15/45	IDR	26,351,000		1,644,150
7.50%, 08/15/32	IDR	56,788,000		3,672,769
7.50%, 06/15/35	IDR	126,238,000		8,223,160
7.50%, 05/15/38	IDR	91,484,000		5,917,524
7.50%, 04/15/40	IDR	145,251,000		9,399,757
8.25%, 05/15/29	IDR	116,463,000		7,662,742
8.25%, 06/15/32	IDR	47,568,000		3,198,527
8.25%, 05/15/36	IDR	130,802,000		8,962,294
8.38%, 09/15/26	IDR	96,873,000		6,136,742
8.38%, 03/15/34	IDR	145,787,000		9,981,762
8.38%, 04/15/39	IDR	57,451,000		3,997,011
8.75%, 05/15/31	IDR	88,120,000		6,030,263
9.00%, 03/15/29	IDR	91,493,000		6,147,980
9.50%, 07/15/31	IDR	30,111,000		2,126,261
10.50%, 08/15/30	IDR	53,160,000		3,843,859
Perusahaan Penerbit SBSN
4.88%, 07/15/26	IDR	89,886,000		5,466,685
5.88%, 07/15/28	IDR	50,699,000		3,092,714
6.38%, 03/15/34	IDR	43,510,000		2,647,087
6.62%, 09/15/29	IDR	10,084,000		628,162
6.88%, 03/15/36	IDR	24,600,000		1,539,749
8.88%, 11/15/31	IDR	44,820,000		3,108,060
				264,475,019
Ivory Coast: 0.2%
African Development Bank 6.55%, 05/23/35	INR	619,000		7,161,121

Luxembourg: 0.1%
European Investment Bank Reg S 4.50%, 02/16/28	MXN	57,200		2,773,286

Malaysia: 8.4%
Malaysia Government Bond
2.63%, 04/15/31	MYR	41,682		9,516,542
3.34%, 05/15/30	MYR	5,766		1,378,199
3.50%, 05/31/27	MYR	38,152		9,136,513
3.52%, 04/20/28	MYR	23,809		5,711,968
3.58%, 07/15/32	MYR	27,383		6,580,025
3.73%, 06/15/28	MYR	28,563		6,891,422
3.76%, 05/22/40	MYR	29,769		7,092,935
3.83%, 07/05/34	MYR	36,906		8,977,235
3.88%, 08/15/29	MYR	36,623		8,901,596
3.90%, 11/30/26	MYR	27,374		6,578,484
3.90%, 11/16/27	MYR	29,171		7,050,192
3.91%, 07/15/26	MYR	23,843		5,714,274
4.05%, 04/18/39	MYR	27,452		6,779,782
4.07%, 06/15/50	MYR	35,142		8,430,697
4.18%, 05/16/44	MYR	16,579		4,152,663
4.25%, 05/31/35	MYR	19,306		4,859,936
4.46%, 03/31/53	MYR	30,252		7,722,395
4.50%, 04/30/29	MYR	11,559		2,867,791
4.64%, 11/07/33	MYR	29,732		7,644,161
4.70%, 10/15/42	MYR	30,398		8,052,466

See Notes to Financial Statements

23

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Malaysia (continued)
4.76%, 04/07/37	MYR	30,948		$8,150,322
4.89%, 06/08/38	MYR	27,987		7,440,423
4.92%, 07/06/48	MYR	19,613		5,321,463
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	30,757		7,358,576
3.45%, 07/15/36	MYR	25,600		5,986,284
3.46%, 10/15/30	MYR	33,319		7,965,090
3.60%, 07/31/28	MYR	30,939		7,440,931
3.61%, 04/30/35	MYR	5,813		1,391,404
3.63%, 08/30/30	MYR	6,416		1,548,458
3.73%, 03/31/26	MYR	30,367		7,251,273
3.77%, 05/31/45	MYR	5,020		1,193,918
3.80%, 10/08/31	MYR	23,208		5,640,660
3.97%, 07/16/40	MYR	9,191		2,251,345
4.07%, 09/30/26	MYR	35,138		8,449,216
4.12%, 11/30/34	MYR	35,127		8,723,357
4.13%, 07/09/29	MYR	36,066		8,843,428
4.19%, 10/07/32	MYR	30,367		7,540,091
4.25%, 09/30/30	MYR	26,300		6,521,381
4.26%, 07/26/27	MYR	12,542		3,048,998
4.29%, 08/14/43	MYR	36,310		9,178,674
4.37%, 10/31/28	MYR	29,171		7,180,502
4.42%, 09/30/41	MYR	22,610		5,788,212
4.47%, 09/15/39	MYR	36,649		9,420,849
4.66%, 03/31/38	MYR	11,918		3,111,132
				280,785,263
Mexico: 5.4%
Mexican Bonos
5.50%, 03/04/27	MXN	42,789		2,173,110
5.75%, 03/05/26	MXN	6,072		316,116
7.00%, 09/03/26	MXN	6,879		359,405
7.50%, 06/03/27	MXN	85,917		4,495,431
7.50%, 05/26/33	MXN	367,197		17,761,011
7.75%, 05/29/31	MXN	464,418		23,439,919
7.75%, 11/23/34	MXN	495,948		23,962,106
7.75%, 11/13/42	MXN	477,572		20,966,790
8.00%, 05/24/35	MXN	25,607		1,243,799
8.00%, 11/07/47	MXN	295,575		12,997,723
8.00%, 07/31/53	MXN	445,825		19,424,082
8.50%, 03/02/28	MXN	32,318		1,717,497
8.50%, 03/01/29	MXN	210,889		11,140,000
8.50%, 05/31/29	MXN	306,133		16,160,278
8.50%, 02/28/30	MXN	140,107		7,216,611
8.50%, 11/18/38	MXN	247,628		12,060,096
10.00%, 11/20/36	MXN	117,096		6,512,355
				181,946,329
Peru: 3.3%
Peru Government Bond
5.35%, 08/12/40	PEN	27,430		6,625,676
5.40%, 08/12/34	PEN	46,380		12,332,421
5.94%, 02/12/29	PEN	33,247		9,826,587
6.15%, 08/12/32	PEN	50,181		14,608,276
6.35%, 08/12/28	PEN	18,240		5,476,839
6.90%, 08/12/37	PEN	50,928		14,592,080
6.95%, 08/12/31	PEN	47,303		14,472,108
8.20%, 08/12/26	PEN	9,948		2,926,226
		Par (000’s	)	Value
Peru (continued)
Peru Government Bond 144A Reg S
6.85%, 08/12/35	PEN	20,574		$5,970,895
7.30%, 08/12/33	PEN	42,403		13,014,650
7.60%, 08/12/39	PEN	38,964		11,685,899
				111,531,657
Poland: 4.8%
Republic of Poland Government Bond
0.00%, 01/25/28 ^	PLN	5,375		1,327,242
0.25%, 10/25/26	PLN	13,136		3,446,494
1.25%, 10/25/30	PLN	58,870		13,559,124
1.75%, 04/25/32	PLN	64,127		14,322,539
2.50%, 07/25/26	PLN	6,019		1,634,373
2.50%, 07/25/27	PLN	48,300		12,847,016
2.75%, 04/25/28	PLN	18,807		4,961,644
2.75%, 10/25/29	PLN	65,918		16,841,192
3.75%, 05/25/27	PLN	35,667		9,743,678
4.50%, 07/25/30	PLN	28,603		7,771,585
4.75%, 07/25/29	PLN	64,135		17,747,159
5.00%, 01/25/30	PLN	25,757		7,174,160
5.00%, 10/25/34	PLN	60,282		16,182,512
6.00%, 10/25/33	PLN	68,534		19,779,405
7.50%, 07/25/28	PLN	41,526		12,416,838
				159,754,961
Romania: 3.9%
Romania Government Bond
2.50%, 10/25/27	RON	20,505		4,275,391
3.25%, 06/24/26	RON	24,195		5,411,734
3.65%, 09/24/31	RON	23,495		4,449,103
4.15%, 01/26/28	RON	23,650		5,082,821
4.15%, 10/24/30	RON	22,620		4,510,358
4.25%, 04/28/36	RON	19,025		3,411,162
4.75%, 10/11/34	RON	24,630		4,700,462
4.85%, 04/22/26	RON	23,455		5,339,781
4.85%, 07/25/29	RON	26,645		5,636,973
5.00%, 02/12/29	RON	24,725		5,308,592
5.80%, 07/26/27	RON	24,350		5,476,220
6.30%, 04/26/28	RON	16,345		3,687,490
6.30%, 04/25/29	RON	27,215		6,081,313
6.70%, 02/25/32	RON	27,860		6,212,609
6.75%, 04/25/35	RON	8,765		1,932,938
6.85%, 07/29/30	RON	8,590		1,939,396
7.10%, 07/31/34	RON	23,560		5,334,915
7.20%, 10/28/26	RON	27,070		6,275,310
7.20%, 05/31/27	RON	27,245		6,298,060
7.20%, 10/30/33	RON	28,335		6,463,225
7.35%, 04/28/31	RON	27,920		6,448,750
7.90%, 02/24/38	RON	29,505		7,155,117
8.00%, 04/29/30	RON	29,245		6,936,975
8.25%, 09/29/32	RON	29,945		7,248,076
8.75%, 10/30/28	RON	28,210		6,794,568
				132,411,339
Serbia: 1.3%
Serbia Treasury Bonds
4.50%, 08/20/32	RSD	1,216,920		11,872,911
5.25%, 07/27/35	RSD	946,230		9,483,158

See Notes to Financial Statements

24

		Par (000’s	)	Value
Serbia (continued)
5.88%, 02/08/28	RSD	971,840		$10,129,318
7.00%, 10/26/31	RSD	938,990		10,490,194
				41,975,581
South Africa: 5.1%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	115,483		4,853,539
6.50%, 02/28/41	ZAR	102,855		3,917,098
7.00%, 02/28/31	ZAR	243,149		12,602,503
8.00%, 01/31/30	ZAR	399,493		22,129,805
8.25%, 03/31/32	ZAR	389,074		20,932,510
8.50%, 01/31/37	ZAR	378,696		18,576,755
8.75%, 01/31/44	ZAR	320,875		14,689,277
8.75%, 02/28/48	ZAR	499,266		22,578,625
8.88%, 02/28/35	ZAR	406,996		21,441,221
9.00%, 01/31/40	ZAR	334,385		16,292,872
10.00%, 03/31/33	ZAR	17,761		1,028,473
10.50%, 12/21/26	ZAR	42,708		2,495,084
10.88%, 03/31/38	ZAR	41,330		2,379,387
11.62%, 03/31/53	ZAR	91,422		5,398,640
				169,315,789
Supranational: 7.4%
Asian Development Bank 2.50%, 02/15/27	CNY	14,000		1,983,609
Asian Infrastructure Investment Bank Reg S 5.00%, 03/05/26	MXN	55,650		2,871,961
European Bank for Reconstruction & Development
0.87%, 03/04/26	PLN	7,140		1,921,206
2.75%, 04/27/32	CNY	28,000		4,161,590
3.70%, 02/02/26	CZK	116,340		5,552,199
4.25%, 02/07/28	IDR	47,900,000		2,835,645
5.00%, 10/06/26	IDR	63,083,400		3,846,009
5.12%, 05/01/27	IDR	3,000,000		182,162
6.25%, 04/11/28	INR	370,300		4,301,079
6.75%, 01/13/32	INR	656,700		7,740,413
European Bank for Reconstruction & Development Reg S
3.01%, 03/13/28	PLN	18,650		4,914,852
5.08%, 12/15/25	MXN	291,260		15,147,853
European Investment Bank 8.12%, 12/21/26	ZAR	201,055		11,403,301
European Investment Bank 144A 6.95%, 03/01/29	INR	214,700		2,538,222
European Investment Bank Reg S
1.00%, 02/25/28	PLN	20,822		5,221,705
2.75%, 08/25/26	PLN	63,868		17,285,495
2.88%, 11/15/29	PLN	4,088		1,037,218
3.00%, 01/27/26	CZK	13,010		619,683
3.00%, 11/25/29	PLN	34,910		8,893,923
7.40%, 10/23/33	INR	118,000		1,450,348
8.00%, 05/05/27	ZAR	15,560		886,289
		Par (000’s	)	Value
Supranational (continued)
Inter-American Development Bank
7.00%, 01/25/29	INR	555,000		$6,566,260
7.00%, 04/17/33	INR	247,000		2,948,191
7.05%, 04/08/29	INR	342,000		4,050,503
7.35%, 10/06/30	INR	322,000		3,876,371
International Bank for Reconstruction & Development
1.75%, 01/24/28	CNY	36,000		5,044,851
2.00%, 02/18/26	CNY	30,000		4,194,586
2.25%, 01/19/29	CNY	49,000		6,987,935
2.50%, 01/13/31	CNY	6,000		871,678
2.50%, 08/02/33	CNY	37,000		5,377,081
2.75%, 01/19/27	CNY	76,000		10,784,201
2.75%, 07/26/34	CNY	20,000		2,975,190
4.25%, 01/22/26	MXN	161,680		8,369,156
4.60%, 02/09/26	IDR	88,600,000		5,413,686
5.30%, 06/25/30	MXN	65,000		3,006,061
5.35%, 02/09/29	IDR	4,860,000		292,723
5.73%, 08/02/27	PLN	3,600		1,018,644
6.50%, 04/17/30	INR	191,800		2,232,566
6.75%, 09/08/27	INR	183,200		2,151,247
7.25%, 01/21/27	MXN	269,750		14,121,324
8.50%, 04/06/26	MXN	33,600		1,771,327
International Finance Corp.
5.02%, 02/11/28	MXN	40,000		1,953,208
7.00%, 07/20/27	MXN	303,380		15,700,541
7.50%, 01/18/28	MXN	109,710		5,723,770
7.75%, 01/18/30	MXN	243,230		12,622,416
8.00%, 07/27/27	ZAR	3,010		172,419
12.00%, 11/03/27	COP	7,100,000		1,817,696
International Finance Corp. Reg S 8.38%, 05/31/29	MXN	238,740		12,663,633
				247,502,026
Thailand: 7.1%
Thailand Government Bond
1.00%, 06/17/27	THB	371,103		11,327,758
1.58%, 12/17/35	THB	249,460		7,677,128
1.60%, 12/17/29	THB	250,228		7,756,409
1.60%, 06/17/35	THB	133,561		4,100,316
1.66%, 03/17/30	THB	76,290		2,377,156
2.00%, 12/17/31	THB	391,927		12,446,620
2.00%, 06/17/42	THB	183,748		5,676,435
2.05%, 04/17/28	THB	165,445		5,180,065
2.12%, 12/17/26	THB	271,219		8,431,027
2.25%, 03/17/27	THB	302,632		9,441,570
2.35%, 06/17/26	THB	235,906		7,326,971
2.40%, 11/17/27	THB	296,472		9,332,443
2.40%, 03/17/29	THB	285,629		9,097,862
2.41%, 03/17/35	THB	128,151		4,224,069
2.50%, 11/17/29	THB	284,451		9,152,567
2.65%, 06/17/28	THB	322,429		10,276,461
2.70%, 06/17/40	THB	108,963		3,795,146
2.80%, 06/17/34	THB	284,779		9,633,960

See Notes to Financial Statements

25

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Thailand (continued)
2.88%, 12/17/28	THB	236,777		$7,644,127
2.88%, 06/17/46	THB	214,401		7,384,568
2.98%, 06/17/45	THB	131,162		4,607,412
3.30%, 06/17/38	THB	307,436		11,209,941
3.35%, 06/17/33	THB	296,602		10,330,443
3.39%, 06/17/37	THB	316,969		11,572,380
3.40%, 06/17/36	THB	221,426		7,990,026
3.45%, 06/17/43	THB	343,982		12,788,149
3.65%, 06/20/31	THB	237,480		8,215,770
3.77%, 06/25/32	THB	291,060		10,298,259
4.88%, 06/22/29	THB	262,453		9,150,149
				238,445,187
Turkey: 2.6%
Turkiye Government Bond
10.50%, 08/11/27	TRY	184,794		2,992,855
10.60%, 02/11/26	TRY	44,104		941,813
11.00%, 02/24/27	TRY	50,214		878,385
11.70%, 11/13/30	TRY	115,552		1,522,234
12.40%, 03/08/28	TRY	217,146		3,424,723
16.90%, 09/02/26	TRY	104,412		2,116,555
17.30%, 07/19/28	TRY	397,487		7,069,455
17.80%, 07/13/33	TRY	218,440		3,669,829
26.20%, 10/05/33	TRY	885,992		20,591,764
27.70%, 09/27/34	TRY	181,193		4,339,416
30.00%, 09/12/29	TRY	1,021,638		24,023,340
31.08%, 11/08/28	TRY	689,851		16,385,184
				87,955,553
		Par (000’s	)	Value
Uruguay: 1.1%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	553,822		$13,492,135
9.75%, 07/20/33	UYU	643,613		16,895,647
Uruguay Government International Bond 144A 8.50%, 03/15/28	UYU	41,512		1,028,258
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	234,433		5,806,936
				37,222,976
Total Government Obligations (Cost: $3,228,326,442)				3,257,742,633
Total Investments Before Collateral for Securities Loaned: 97.4% (Cost: $3,243,744,729)				3,267,599,539

		Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $580,274)
State Street Navigator Securities Lending Government Money Market Portfolio		580,274		580,274
Total Investments: 97.4% (Cost: $3,244,325,003)				3,268,179,813
Other assets less liabilities: 2.6%				85,683,960
NET ASSETS: 100.0%				$3,353,863,773

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Notes to Financial Statements

26

Footnotes:

^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $568,002.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $125,240,394, or 3.7% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$9,856,906	$—	$9,856,906
Government Obligations *	—	3,257,742,633	—	3,257,742,633
Money Market Fund	580,274	—	—	580,274
Total Investments	$580,274	$3,267,599,539	$—	$3,268,179,813

*	See Schedule of Investments for geographic sectors.

See Notes to Financial Statements

27

VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 97.8%
Financial Services: 97.8%
AGNC Investment Corp. †	4,516,499	$41,506,626
Annaly Capital Management, Inc.	2,177,969	40,989,377
Apollo Commercial Real Estate Finance, Inc. †	948,547	9,181,935
Arbor Realty Trust, Inc. †	1,298,379	13,892,655
ARMOUR Residential REIT, Inc.	678,293	11,402,105
Blackstone Mortgage Trust, Inc. †	778,003	14,976,558
BrightSpire Capital, Inc.	1,000,262	5,051,323
Chicago Atlantic Real Estate Finance, Inc. †	189,386	2,643,829
Chimera Investment Corp.	629,314	8,728,585
Dynex Capital, Inc.	1,107,473	13,533,320
Ellington Financial, Inc. †	767,074	9,964,291
Franklin BSP Realty Trust, Inc. †	621,709	6,646,069
Invesco Mortgage Capital, Inc. †	630,250	4,941,160
KKR Real Estate Finance Trust, Inc.	434,415	3,809,819
Ladder Capital Corp.	955,217	10,268,583
MFA Financial, Inc.	733,141	6,935,514
New York Mortgage Trust, Inc. †	720,774	4,829,186
	Number of Shares	Value
Financial Services (continued)
Orchid Island Capital, Inc. †	1,169,995	$8,201,665
PennyMac Mortgage Investment Trust †	594,007	7,638,930
Ready Capital Corp. †	1,378,925	6,025,902
Redwood Trust, Inc. †	880,811	5,205,593
Rithm Capital Corp.	2,199,599	24,833,473
Starwood Property Trust, Inc. †	1,337,421	26,842,039
TPG RE Finance Trust, Inc.	528,397	4,079,225
Two Harbors Investment Corp. †	732,015	7,883,801
Total Common Stocks (Cost: $322,595,412)		300,011,563

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.4%
Money Market Fund: 3.4% (Cost: $10,444,130)
State Street Navigator Securities Lending Government Money Market Portfolio	10,444,130	10,444,130
Total Investments: 101.2% (Cost: $333,039,542)		310,455,693
Liabilities in excess of other assets: (1.2)%		(3,548,894)
NET ASSETS: 100.0%		$306,906,799

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $84,304,475.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$300,011,563	$—	$—	$300,011,563
Money Market Fund	10,444,130	—	—	10,444,130
Total Investments	$310,455,693	$—	$—	$310,455,693

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

28

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.6%
Aerospace & Defense: 13.1%
Boeing Co. 6.00%, 10/15/27	3,437,736	$233,766,048

Automobiles & Auto Parts: 3.1%
Ford Motor Co.
6.00%, 12/01/59	956,583	19,887,360
6.20%, 06/01/59	896,803	18,814,927
6.50%, 08/15/62 †	717,442	16,070,701
		54,772,988
Chemicals: 2.5%
Albemarle Corp. 7.25%, 03/01/27	1,375,094	44,140,517

Computers Phones & Household Electronics: 3.0%
Hewlett Packard Enterprise Co. 7.62%, 09/01/27	896,803	52,803,761

Consumer Goods Conglomerates: 0.3%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81	298,931	4,741,046

Diversified Retail: 0.4%
QVC Group, Inc. 8.00%, 03/15/31 †	380,189	2,611,898
QVC, Inc. 6.25%, 11/26/68	598,110	5,921,289
		8,533,187
Electric Utilities & IPPs: 25.1%
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26 (o)	418,512	6,591,564
4.88%, 12/09/26 (o)	310,889	5,027,075
DTE Energy Co.
4.38%, 12/01/81	334,805	5,705,077
5.25%, 12/01/77	478,291	10,044,111
Duke Energy Corp.
5.62%, 09/15/78 †	597,861	14,091,584
5.75% (o) †	1,195,734	29,080,251
Entergy Arkansas LLC 4.88%, 09/01/66	490,249	9,903,030
Entergy Louisiana LLC 4.88%, 09/01/66 †	322,847	6,466,625
Entergy Mississippi LLC 4.90%, 10/01/66 †	310,889	6,236,433
Georgia Power Co. 5.00%, 10/01/77 †	322,847	6,631,277
NextEra Energy Capital Holdings, Inc.
5.65%, 03/01/79 †	822,070	18,175,968
6.50%, 06/01/85	1,046,268	26,146,237
NextEra Energy, Inc.
6.93%, 09/01/25	1,195,734	47,518,469
7.23%, 11/01/27	896,803	39,683,533
7.30%, 06/01/27	1,195,734	56,307,114
PG&E Corp. 6.00%, 12/01/27	962,562	36,192,331
SCE Trust IV
	Number of Shares	Value
Electric Utilities & IPPs (continued)
5.38% (Term SOFR USD 3 Month+3.39%), 09/15/25 (o)	388,616	$8,759,405
SCE Trust V
5.45% (Term SOFR USD 3 Month+4.05%), 03/15/26 (o)	358,721	8,178,839
SCE Trust VI 5.00% (o)	567,977	9,087,632
SCE Trust VII 7.50%, 11/22/28 (o) †	657,652	14,613,027
SCE Trust VIII 6.95%, 05/13/29 (o)	418,512	8,964,527
Southern Co.
4.20%, 10/15/60	896,803	15,756,829
4.95%, 01/30/80	1,195,734	23,675,533
5.25%, 12/01/77 †	538,082	11,466,528
6.50%, 03/15/85	675,589	17,349,126
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	306,705	7,176,897
		448,829,022
Food & Tobacco: 3.8%
CHS, Inc.
6.75% (o)	588,898	14,015,772
7.10% (o) †	502,207	12,329,182
7.50% (o) †	618,794	15,618,361
7.88% (o) †	641,510	16,621,524
8.00% (o) †	366,852	10,106,773
		68,691,612
Healthcare Providers & Services: 1.1%
BrightSpring Health Services, Inc. 6.75%, 02/01/27	239,151	19,741,915

Investment Banking & Investment Services: 0.4%
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26 (o) †	391,957	7,917,531

Machinery; Equipment & Components: 0.8%
Chart Industries, Inc. 6.75%, 12/15/25	240,638	14,534,535

Multiline Utilities: 2.9%
Algonquin Power & Utilities Corp. 8.86%, 07/01/79	418,512	10,529,762
CMS Energy Corp.
5.88%, 10/15/78	334,805	7,375,754
5.88%, 03/01/79 †	753,317	16,723,637
Sempra 5.75%, 07/01/79 †	905,766	18,613,491
		53,242,644
Natural Gas Utilities: 0.4%
Spire, Inc.

See Notes to Financial Statements

29

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Natural Gas Utilities (continued)
5.90% (o) †	298,931	$7,051,782

Office Equipment: 0.5%
Pitney Bowes, Inc. 6.70%, 03/07/43	508,187	9,472,606

Oil & Gas: 0.5%
NGL Energy Partners LP
11.77% (Term SOFR USD 3 Month+7.47%) (o)	376,183	8,257,217

Professional & Commercial Services: 0.3%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27 (o)	358,721	5,836,391

Real Estate Operations: 1.5%
Brookfield Property Preferred LP 6.25%, 07/26/81	802,457	11,948,585
DigitalBridge Group, Inc.
7.12% (o)	347,239	7,142,706
7.15% (o) †	384,670	7,893,428
		26,984,719
Residential & Commercial REITs: 18.0%
AGNC Investment Corp.
9.21% (Term SOFR USD 3 Month+4.96%) (o) †	687,547	17,264,305
9.51% (Term SOFR USD 3 Month+5.25%) (o)	481,286	12,224,664
9.63% (Term SOFR USD 3 Month+5.37%) (o) †	388,616	9,898,050
Annaly Capital Management, Inc.
8.72% (Term SOFR USD 3 Month+4.43%) (o)	508,187	12,577,628
9.54% (Term SOFR USD 3 Month+5.25%) (o) †	529,108	13,328,230
9.55% (Term SOFR USD 3 Month+5.25%) (o)	860,929	21,686,801
Arbor Realty Trust, Inc.
6.25% (Term SOFR USD 3 Month+5.44%), 10/12/26 (o) †	339,108	6,887,284
Chimera Investment Corp. 7.75%, 09/30/25 (o)	310,889	7,016,765
10.35% (Term SOFR USD 3 Month+6.05%) (o) †	388,616	9,490,003
Digital Realty Trust, Inc. 5.20% (o)	412,533	8,242,409
Diversified Healthcare Trust
5.62%, 08/01/42	418,512	6,549,713
6.25%, 02/01/46 †	298,931	4,944,319
Franklin BSP Realty Trust, Inc. 7.50% (o)	308,737	6,242,662
Hudson Pacific Properties, Inc. 4.75%, 11/16/26 (o) †	508,187	7,551,659
Kimco Realty Corp. 5.25% (o)	312,803	6,240,420
MFA Financial, Inc.
9.90% (Term SOFR USD 3 Month+5.61%) (o)	328,826	7,733,988
	Number of Shares	Value
Residential & Commercial REITs (continued)
PennyMac Mortgage Investment Trust 6.75%, 08/24/26 (o)	298,931	$5,575,063
Public Storage
3.88%, 10/06/25 (o) †	337,789	5,168,172
4.00%, 11/19/26 (o)	1,242,128	19,560,333
4.10%, 01/13/27 (o)	298,931	4,848,661
4.62% (o)	675,589	12,336,255
4.70% (o)	309,451	5,700,087
4.88% (o) †	378,085	7,228,985
5.05% (o)	358,721	7,181,594
5.15% (o)	334,805	6,809,934
5.60% (o) †	340,784	7,640,377
Rithm Capital Corp. 7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26 (o)	556,019	13,311,095
9.56% (Term SOFR USD 3 Month+5.23%) (o)	475,426	11,647,937
10.19% (Term SOFR USD 3 Month+5.90%) (o) †	336,600	8,482,320
RLJ Lodging Trust 1.95% (o)	385,027	9,109,739
Two Harbors Investment Corp. 7.62%, 07/27/27 (o)	303,721	6,791,202
UMH Properties, Inc. 6.38% (o)	384,789	8,384,552
Vornado Realty Trust
4.45%, 09/22/26 (o)	358,721	5,165,582
5.25% (o) †	740,753	12,245,114
5.40% (o) †	358,721	6,130,542
		321,196,444
Semiconductors & Semiconductor Equipment: 3.3%
Microchip Technology, Inc. 7.50%, 03/15/28 †	887,829	59,164,925

Software & IT Services: 7.2%
MicroStrategy, Inc.
8.00% (o) †	357,149	43,218,600
10.00% (o) †	642,036	64,461,592
QXO, Inc. 5.50%, 05/15/28	341,898	21,194,257
		128,874,449
Telecommunications Services: 11.4%
AT&T, Inc.
4.75% (o)	2,092,537	39,967,457
5.00% (o) †	1,434,874	28,912,711
5.35%, 11/01/66	1,581,355	35,106,081
Qwest Corp.
6.50%, 09/01/56	1,168,833	21,038,994
6.75%, 06/15/57	789,180	14,339,400
Telephone and Data Systems, Inc.
6.00%, 09/30/26 (o) †	825,054	14,603,456
6.62%, 03/31/26 (o)	502,207	9,687,573
United States Cellular Corp.
5.50%, 03/01/70	611,371	12,545,333
5.50%, 06/01/70	610,571	12,522,811

See Notes to Financial Statements

30

	Number of Shares	Value
Telecommunications Services (continued)
6.25%, 09/01/69	611,371	$14,446,697
		203,170,513
Total Preferred Securities (Cost: $1,797,511,317)		1,781,723,852

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Money Market Fund: 2.0% (Cost: $34,983,084)
State Street Navigator Securities Lending Government Money Market Portfolio	34,983,084	34,983,084
Total Investments: 101.6% (Cost: $1,832,494,401)		1,816,706,936
Liabilities in excess of other assets: (1.6)%		(27,969,777)
NET ASSETS: 100.0%		$1,788,737,159

Definitions:

IPP	Independent power producer
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $37,847,826.
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities *	$1,781,723,852	$—	$—	$1,781,723,852
Money Market Fund	34,983,084	—	—	34,983,084
Total Investments	$1,816,706,936	$—	$—	$1,816,706,936

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

31

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	BDC Income ETF	China Bond ETF		International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,565,399,808	$17,498,188		$40,759,316	$3,267,599,539
Short-term investments held as collateral for securities loaned (3)	143,382,512	—		1,003,713	580,274
Cash	5,225,531	108,760		216,029	150,965
Cash denominated in foreign currency, at value (4)	—	137,213	(a)	512,189	1,954,681
Receivables:
Investment securities sold	9,969,100	—		786,078	77,043,204
Shares of beneficial interest sold	7,325,964	—		—	—
Due from Adviser	—	372		—	—
Dividends and interest	14,917,314	307,366		711,319	68,761,870
Prepaid expenses	—	149		—	4,380
Other assets	—	466		—	91,641
Total assets	1,746,220,229	18,052,514		43,988,644	3,416,186,554
Liabilities:
Total return swap contracts, at value	287,021	—		—	—
Payables:
Investment securities purchased	—	—		1,262,487	59,384,696
Collateral for securities loaned	143,382,512	—		1,003,713	580,274
Due to Adviser	516,771	—		12,484	672,796
Deferred Trustee fees	9,396	1,683		33,385	328,308
Accrued expenses	6,418	47,170		36	494,901
Accrued foreign taxes	—	—		—	861,806
Total liabilities	144,202,118	48,853		2,312,105	62,322,781
NET ASSETS	$1,602,018,111	$18,003,661		$41,676,539	$3,353,863,773
Shares outstanding	98,400,000	800,000		1,900,000	132,822,682
Net asset value, redemption and offering price per share	$16.28	$22.50		$21.94	$25.25
Net Assets consist of:
Aggregate paid-in capital	$1,704,705,702	$18,415,819		$60,356,962	$3,912,318,713
Total distributable loss	(102,687,591)	(412,158)		(18,680,423)	(558,454,940)
NET ASSETS	$1,602,018,111	$18,003,661		$41,676,539	$3,353,863,773
(1) Includes Investment in securities on loan, at market value	$212,722,885	$—		$1,140,722	$568,002
(2) Cost of investments - Unaffiliated issuers	$1,567,518,795	$17,583,330		$40,489,017	$3,243,744,729
(3) Cost of short-term investments held as collateral for securities loaned	$143,382,512	$—		$1,003,713	$580,274
(4) Cost of cash denominated in foreign currency	$—	$139,612		$506,682	$1,936,030

(a)	Includes $29,449 of foreign investor minimum settlement reserve funds (see Note 2I).

See Notes to Financial Statements

32

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$300,011,563	$1,781,723,852
Short-term investments held as collateral for securities loaned (3)	10,444,130	34,983,084
Cash	999,256	25,655,705
Receivables:
Investment securities sold	916,885	47,436,138
Shares of beneficial interest sold	528,235	17,898,883
Dividends and interest	6,034,141	1,763,670
Federal and State income taxes	—	25,478
Total assets	318,934,210	1,909,486,810
Liabilities:
Payables:
Investment securities purchased	1,468,982	76,619,895
Shares of beneficial interest redeemed	—	8,525,880
Collateral for securities loaned	10,444,130	34,983,084
Due to Adviser	97,940	582,725
Deferred Trustee fees	16,359	36,282
Accrued expenses	—	1,785
Total liabilities	12,027,411	120,749,651
NET ASSETS	$306,906,799	$1,788,737,159
Shares outstanding	29,050,000	104,900,000
Net asset value, redemption and offering price per share	$10.56	$17.05
Net Assets consist of:
Aggregate paid-in capital	$492,781,968	$2,027,637,654
Total distributable loss	(185,875,169)	(238,900,495)
NET ASSETS	$306,906,799	$1,788,737,159
(1) Includes Investment in securities on loan, at market value	$84,304,475	$37,847,826
(2) Cost of investments - Unaffiliated issuers	$322,595,412	$1,797,511,317
(3) Cost of short-term investments held as collateral for securities loaned	$10,444,130	$34,983,084

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	BDC Income ETF	China Bond ETF	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF
Income:
Dividends	$67,138,217	$—	$—	$—
Interest	4,558,152	215,957	753,819	94,485,773
Securities lending income	2,772,440	—	4,388	11,477
Net foreign taxes withheld	—	—	(885)	(2,664,649)
Total income	74,468,809	215,957	757,322	91,832,601
Expenses:
Management fees	2,955,926	38,735	52,707	3,728,667
Professional fees	—	27,061	—	31,170
Custody and accounting fees	—	12,440	—	387,750
Reports to shareholders	—	6,609	—	127,702
Trustees’ fees and expenses	—	325	—	35,521
Exchange listing fees	—	1,649	—	1,600
Insurance	—	544	—	17,979
Interest	126,899	—	—	37,216
Taxes	—	185	185	185
Other	—	488	—	21,112
Total expenses	3,082,825	88,036	52,892	4,388,902
Expenses assumed by the Adviser	—	(39,432)	—	(208,537)
Net expenses	3,082,825	48,604	52,892	4,180,365
Net investment income	71,385,984	167,353	704,430	87,652,236

Net realized gain (loss) on:
Investments (1)	(2,967,064)	(325,715)	(79,580)	(51,386,840)
In-kind redemptions	6,266,466	—	(183,353)	331,638
Capital gain distributions from investment companies	342,902	—	—	—
Swap contracts	(4,928,134)	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(3,389)	2,318	(1,179,511)
Net realized loss	(1,285,830)	(329,104)	(260,615)	(52,234,713)

Net change in unrealized appreciation (depreciation) on:
Investments (2)	(57,731,702)	682,832	1,944,146	267,927,986
Swap contracts	(371,878)	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	13,143	25,284	4,356,079
Net change in unrealized appreciation (depreciation)	(58,103,580)	695,975	1,969,430	272,284,065
Net increase in net assets resulting from operations	$11,996,574	$534,224	$2,413,245	$307,701,588
(1) Net of foreign taxes	$—	$—	$—	$(680,504)
(2) Net change in accrued foreign taxes	$—	$—	$—	$(423,504)

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Income:
Dividends	$14,490,156	$60,299,519
Interest	7,052	85,499
Securities lending income	173,269	446,436
Net foreign taxes withheld	—	(6,156)
Total income	14,670,477	60,825,298
Expenses:
Management fees	586,663	3,641,050
Interest	45,817	15,035
Taxes	185	185
Total expenses	632,665	3,656,270
Net investment income	14,037,812	57,169,028

Net realized gain (loss) on:
Investments	(13,795,378)	(24,555,093)
In-kind redemptions	1,348,510	7,905,508
Capital gain distributions from investment companies	315,944	164,614
Net realized loss	(12,130,924)	(16,484,971)

Net change in unrealized appreciation (depreciation) on:
Investments	6,738,070	(22,384,867)
Net change in unrealized appreciation (depreciation)	6,738,070	(22,384,867)
Net increase in net assets resulting from operations	$8,644,958	$18,299,190

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$71,385,984	$100,277,252	$89,851,157
Net realized gain (loss)	(1,285,830)	(6,033,853)	3,724,610
Net change in unrealized appreciation (depreciation)	(58,103,580)	2,207,977	93,198,589
Net increase in net assets resulting from operations	11,996,574	96,451,376	186,774,356
Distributions to shareholders from:
Distributable earnings	(38,848,275)	(100,652,127)	(89,851,157)
Return of capital	—	(534,358)	(187,793)
Total distributions	(38,848,275)	(101,186,485)	(90,038,950)

Share transactions*:
Proceeds from sale of shares	306,822,072	382,193,690	510,600,418
Cost of shares redeemed	(47,199,549)	(92,553,027)	(100,247,033)
Net increase in net assets resulting from share transactions	259,622,523	289,640,663	410,353,385
Total increase in net assets	232,770,822	284,905,554	507,088,791
Net Assets, beginning of period	1,369,247,289	1,084,341,735	577,252,944
Net Assets, end of period	$1,602,018,111	$1,369,247,289	$1,084,341,735
*Shares of Common Stock Issued (no par value)
Shares sold	18,775,000	22,925,000	31,825,000
Shares redeemed	(2,925,000)	(5,550,000)	(6,350,000)
Net increase	15,850,000	17,375,000	25,475,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	China Bond ETF
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$167,353	$311,579	$765,062
Net realized loss	(329,104)	(383,568)	(3,361,989)
Net change in unrealized appreciation (depreciation)	695,975	554,868	1,766,414
Net increase (decrease) in net assets resulting from operations	534,224	482,879	(830,513)
Distributions to shareholders from:
Distributable earnings	(141,350)	—	—
Return of capital	—	(312,780)	(1,040,340)
Total distributions	(141,350)	(312,780)	(1,040,340)

Share transactions*:
Proceeds from sale of shares	—	—	2,165,020
Cost of shares redeemed	(4,383,303)	(2,252,117)	(19,651,805)
Net decrease in net assets resulting from share transactions	(4,383,303)	(2,252,117)	(17,486,785)
Total decrease in net assets	(3,990,429)	(2,082,018)	(19,357,638)
Net Assets, beginning of period	21,994,090	24,076,108	43,433,746
Net Assets, end of period	$18,003,661	$21,994,090	$24,076,108

*Shares of Common Stock Issued (no par value)
Shares sold	—	—	100,000
Shares redeemed	(200,000)	(100,000)	(900,000)
Net decrease	(200,000)	(100,000)	(800,000)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International High Yield Bond ETF
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$704,430	$929,861	$2,207,379
Net realized loss	(260,615)	(730,316)	(5,090,301)
Net change in unrealized appreciation (depreciation)	1,969,430	1,240,408	5,490,598
Net increase in net assets resulting from operations	2,413,245	1,439,953	2,607,676
Distributions to shareholders from:
Distributable earnings	(553,260)	(762,590)	(1,811,747)
Return of capital	—	(190,340)	(464,333)
Total distributions	(553,260)	(952,930)	(2,276,080)

Share transactions*:
Proceeds from sale of shares	19,263,674	—	—
Cost of shares redeemed	(2,064,859)	(8,297,285)	(35,962,025)
Net increase (decrease) in net assets resulting from share transactions	17,198,815	(8,297,285)	(35,962,025)
Total increase (decrease) in net assets	19,058,800	(7,810,262)	(35,630,429)
Net Assets, beginning of period	22,617,739	30,428,001	66,058,430
Net Assets, end of period	$41,676,539	$22,617,739	$30,428,001
*Shares of Common Stock Issued (no par value)
Shares sold	900,000	—	—
Shares redeemed	(100,000)	(400,000)	(1,800,000)
Net increase (decrease)	800,000	(400,000)	(1,800,000)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

38

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$87,652,236	$116,610,026	$190,687,135
Net realized loss	(52,234,713)	(80,348,331)	(239,448,468)
Net change in unrealized appreciation (depreciation)	272,284,066	2,685,881	72,095,992
Net increase in net assets resulting from operations	307,701,589	38,947,576	23,334,659
Distributions to shareholders from:
Distributable earnings	(70,170,488)	—	(74,799,534)
Return of capital	—	(116,685,317)	(116,037,962)
Total distributions	(70,170,488)	(116,685,317)	(190,837,496)

Share transactions*:
Proceeds from sale of shares	711,707,569	115,993,004	362,831,748
Cost of shares redeemed	(185,928,157)	(226,378,184)	(640,998,130)
Net increase (decrease) in net assets resulting from share transactions	525,779,412	(110,385,180)	(278,166,382)
Total increase (decrease) in net assets	763,310,513	(188,122,921)	(445,669,219)
Net Assets, beginning of period	2,590,553,260	2,778,676,181	3,224,345,400
Net Assets, end of period	$3,353,863,773	$2,590,553,260	$2,778,676,181
*Shares of Common Stock Issued (no par value)
Shares sold	29,100,000	4,600,000	14,400,000
Shares redeemed	(7,900,000)	(9,400,000)	(26,300,000)
Net increase (decrease)	21,200,000	(4,800,000)	(11,900,000)

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Mortgage REIT Income ETF
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$14,037,812	$20,146,343	$23,290,638
Net realized loss	(12,130,924)	(25,273,187)	(17,394,242)
Net change in unrealized appreciation (depreciation)	6,738,070	24,541,341	9,541,624
Net increase in net assets resulting from operations	8,644,958	19,414,497	15,438,020
Distributions to shareholders from:
Distributable earnings	(10,544,540)	(18,288,440)	(23,290,638)
Return of capital	—	(5,850,010)	(2,175,757)
Total distributions	(10,544,540)	(24,138,450)	(25,466,395)

Share transactions*:
Proceeds from sale of shares	40,633,609	50,849,592	98,094,333
Cost of shares redeemed	(19,806,332)	(14,189,073)	(21,455,897)
Net increase in net assets resulting from share transactions	20,827,277	36,660,519	76,638,436
Total increase in net assets	18,927,695	31,936,566	66,610,061
Net Assets, beginning of period	287,979,104	256,042,538	189,432,477
Net Assets, end of period	$306,906,799	$287,979,104	$256,042,538
*Shares of Common Stock Issued (no par value)
Shares sold	3,750,000	4,450,000	8,650,000
Shares redeemed	(1,850,000)	(1,250,000)	(1,900,000)
Net increase	1,900,000	3,200,000	6,750,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

40

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Preferred Securities ex Financials ETF
	Six Months Ended June 30, 2025 (unaudited)	Period Ended December 31, 2024(a)	Year Ended April 30, 2024
Operations:
Net investment income	$57,169,028	$87,260,197	$99,354,821
Net realized loss	(16,484,971)	(81,947,165)	(31,324,978)
Net change in unrealized appreciation (depreciation)	(22,384,867)	118,561,865	(4,235,878)
Net increase in net assets resulting from operations	18,299,190	123,874,897	63,793,965
Distributions to shareholders from:
Distributable earnings	(46,432,110)	(108,632,645)	(103,210,465)

Share transactions*:
Proceeds from sale of shares	66,850,868	380,527,666	610,528,274
Cost of shares redeemed	(151,032,615)	(82,936,239)	(42,538,023)
Net increase (decrease) in net assets resulting from share transactions	(84,181,747)	297,591,427	567,990,251
Total increase (decrease) in net assets	(112,314,667)	312,833,679	528,573,751
Net Assets, beginning of period	1,901,051,826	1,588,218,147	1,059,644,396
Net Assets, end of period	$1,788,737,159	$1,901,051,826	$1,588,218,147
*Shares of Common Stock Issued (no par value)
Shares sold	3,900,000	21,450,000	35,350,000
Shares redeemed	(9,150,000)	(4,650,000)	(2,500,000)
Net increase (decrease)	(5,250,000)	16,800,000	32,850,000

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.

See Notes to Financial Statements

41

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF

	Six Months		Period		Year Ended April 30,
	Ended June 30, 2025 (unaudited)		Ended December 31, 2024 (a)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$16.59		$16.64		$14.54	$16.76	$16.76	$10.75	$16.55
Net investment income(b)	0.78		1.39		1.84	1.63	1.44	1.43	1.54
Net realized and unrealized gain (loss) on investments	(0.66)		(0.08)		2.04	(2.18)	(0.06)	6.02	(5.86)
Total from investment operations	0.12		1.31		3.88	(0.55)	1.38	7.45	(4.32)
Distributions from:
Net investment income	(0.43)		(1.35)		(1.78)	(1.63)	(1.38)	(1.44)	(1.48)
Return of capital	—		(0.01)		— (c)	(0.04)	—	— (c)	—
Total distributions	(0.43)		(1.36)		(1.78)	(1.67)	(1.38)	(1.44)	(1.48)
Net asset value, end of period	$16.28		$16.59		$16.64	$14.54	$16.76	$16.76	$10.75
Total return (d)	0.99%		8.11%		28.03%	(2.60)%	8.23%	73.81%	27.77%

Ratios to average net assets
Gross expenses(e)(f)	0.42	% (g)	0.42	% (g)	0.42%	0.42%	0.41%	0.46%	0.48%
Net expenses (e)(f)	0.42	% (g)	0.42	% (g)	0.42%	0.42%	0.41%	0.41%	0.41%
Net expenses excluding interest(e)(f)	0.40	% (g)	0.40	% (g)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income(e)	9.66	% (g)	12.55	% (g)	11.60%	10.75%	8.34%	10.57%	9.95%
Supplemental data
Net assets, end of period (in millions)	$1,602		$1,369		$1,084	$577	$625	$412	$170
Portfolio turnover rate (h)	16%		17%		12%	28%	29%	26%	22%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Periods after April 30, 2021 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

42

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Bond ETF

	Six Months		Period		Year Ended April 30,
	Ended June 30, 2025 (unaudited)		Ended December 31, 2024 (a)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$21.99		$21.89		$22.86	$23.56	$24.07	$22.39	$22.89
Net investment income(b)	0.19		0.29		0.51	0.57	0.66	0.73	0.87
Net realized and unrealized gain (loss) on investments	0.48		0.11		(0.79)	(0.76)	(0.40)	1.60	(0.49)
Total from investment operations	0.67		0.40		(0.28)	(0.19)	0.26	2.33	0.38
Distributions from:
Net investment income	(0.16)		—		—	— (c)	(0.76)	(0.65)	(0.79)
Return of capital	—		(0.30)		(0.69)	(0.51)	(0.01)	—	(0.09)
Total distributions	(0.16)		(0.30)		(0.69)	(0.51)	(0.77)	(0.65)	(0.88)
Net asset value, end of period	$22.50		$21.99		$21.89	$22.86	$23.56	$24.07	$22.39
Total return (d)	3.06%		1.83%		(1.21)%	(0.80)%	1.02%	10.56%	1.76%

Ratios to average net assets
Gross expenses	0.91	% (e)	1.16	% (e)	0.79%	0.51%	0.52%	0.68%	3.53%
Net expenses	0.50	% (e)	0.50	% (e)	0.51%	0.51%	0.51%	0.50%	0.50%
Net expenses excluding interest and taxes	0.50	% (e)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.73	% (e)	1.97	% (e)	2.31%	2.51%	2.69%	3.07%	3.93%
Supplemental data
Net assets, end of period (in millions)	$18		$22		$24	$43	$130	$104	$4
Portfolio turnover rate (f)	18%		72%		65%	10%	60%	17%	21%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

43

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF

	Six Months		Period		Year Ended April 30,
	Ended June 30, 2025 (unaudited)		Ended December 31, 2024 (a)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$20.56		$20.29		$20.02	$20.90	$25.71	$22.21	$24.54
Net investment income(b)	0.56		0.75		1.06	0.96	1.02	1.13	1.26
Net realized and unrealized gain (loss) on investments	1.28		0.31		0.33	(0.85)	(4.78)	3.54	(2.33)
Total from investment operations	1.84		1.06		1.39	0.11	(3.76)	4.67	(1.07)
Distributions from:
Net investment income	(0.46)		(0.63)		(0.88)	(0.89)	(1.05)	(1.10)	(1.17)
Return of capital	—		(0.16)		(0.24)	(0.10)	—	(0.07)	(0.09)
Total distributions	(0.46)		(0.79)		(1.12)	(0.99)	(1.05)	(1.17)	(1.26)
Net asset value, end of period	$21.94		$20.56		$20.29	$20.02	$20.90	$25.71	$22.21
Total return (c)	9.05%		5.23%		7.13%	0.78%	(15.07)%	21.30%	(4.67)%

Ratios to average net assets
Gross expenses(d)	0.40	% (e)	0.41	% (e)	0.40%	0.40%	0.40%	0.56%	0.62%
Net expenses (d)	0.40	% (e)	0.41	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net expenses excluding interest and taxes(d)	0.40	% (e)	0.40	% (e)	0.40%	0.40%	N/A %	N/A %	N/A %
Net investment income	5.35	% (e)	5.33	% (e)	5.27%	4.89%	4.21%	4.54%	5.17%
Supplemental data
Net assets, end of period (in millions)	$42		$23		$30	$66	$79	$100	$89
Portfolio turnover rate (f)	22%		19%		31%	22%	25%	33%	37%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF

	Six Months		Period		Year Ended April 30,
	Ended June 30, 2025 (unaudited)		Ended December 31, 2024 (a)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$23.21		$23.87		$25.13	$25.33	$31.14	$29.36	$33.11
Net investment income(b)	0.76		1.02		1.52	1.43	1.47	1.55	2.00
Net realized and unrealized gain (loss) on investments	1.89		(0.66)		(1.25)	(0.21)	(5.84)	1.78	(3.75)
Total from investment operations	2.65		0.36		0.27	1.22	(4.37)	3.33	(1.75)
Distributions from:
Net investment income	(0.61)		—		(0.60)	(0.18)	(0.77)	(0.01)	(0.48)
Return of capital	—		(1.02)		(0.93)	(1.24)	(0.67)	(1.54)	(1.52)
Total distributions	(0.61)		(1.02)		(1.53)	(1.42)	(1.44)	(1.55)	(2.00)
Net asset value, end of period	$25.25		$23.21		$23.87	$25.13	$25.33	$31.14	$29.36
Total return (c)	11.58%		1.43%		1.03%	5.16%	(14.56)%	11.40%	(5.79)%

Ratios to average net assets
Gross expenses	0.32	% (d)	0.31	% (d)	0.31%	0.31%	0.32%	0.31%	0.36%
Net expenses	0.30	% (d)	0.30	% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.35	% (d)	6.26	% (d)	6.10%	5.87%	5.00%	4.92%	6.05%
Supplemental data
Net assets, end of period (in millions)	$3,354		$2,591		$2,779	$3,224	$3,073	$3,380	$3,339
Portfolio turnover rate (e)	17%		25%		37%	29%	33%	40%	39%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF

	Six Months		Period		Year Ended April 30,
	Ended June 30, 2025 (unaudited)		Ended December 31, 2024 (a)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$10.61		$10.69		$11.01	$15.23	$19.45	$11.42	$23.63
Net investment income(b)	0.51		0.80		1.17	1.21	0.76	0.86	1.45
Net realized and unrealized gain (loss) on investments	(0.18)		0.05		(0.22)	(3.82)	(3.44)	8.49	(11.90)
Total from investment operations	0.33		0.85		0.95	(2.61)	(2.68)	9.35	(10.45)
Distributions from:
Net investment income	(0.38)		(0.70)		(1.16)	(1.21)	(0.79)	(0.83)	(1.45)
Return of capital	—		(0.23)		(0.11)	(0.40)	(0.75)	(0.49)	(0.31)
Total distributions	(0.38)		(0.93)		(1.27)	(1.61)	(1.54)	(1.32)	(1.76)
Net asset value, end of period	$10.56		$10.61		$10.69	$11.01	$15.23	$19.45	$11.42
Total return (c)	3.40%		7.88%		8.59%	(16.95)%	(14.74)%	85.71%	(46.63)%

Ratios to average net assets
Gross expenses(d)	0.43	% (e)	0.42	% (e)	0.43%	0.43%	0.41%	0.49%	0.50%
Net expenses (d)	0.43	% (e)	0.42	% (e)	0.43%	0.43%	0.41%	0.41%	0.41%
Net expenses excluding interest and taxes(d)	0.40	% (e)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	9.57	% (e)	10.44	% (e)	10.40%	9.30%	4.15%	5.55%	6.70%
Supplemental data
Net assets, end of period (in millions)	$307		$288		$256	$189	$211	$310	$119
Portfolio turnover rate (f)	13%		26%		16%	19%	12%	31%	16%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF

	Six Months		Period		Year Ended April 30,
	Ended June 30, 2025 (unaudited)		Ended December 31, 2024 (a)		2024	2023	2022	2021	2020

Net asset value, beginning of period	$17.26		$17.01		$17.51	$19.15	$20.97	$18.23	$19.37
Net investment income(b)	0.53		0.85		1.29	1.12	1.01	0.98	1.06
Net realized and unrealized gain (loss) on investments	(0.31)		0.43		(0.45)	(1.62)	(1.68)	2.72	(1.12)
Total from investment operations	0.22		1.28		0.84	(0.50)	(0.67)	3.70	(0.06)
Distributions from:
Net investment income	(0.43)		(1.03)		(1.34)	(1.14)	(1.13)	(0.96)	(1.08)
Return of capital	—		—		—	—	(0.02)	—	—
Total distributions	(0.43)		(1.03)		(1.34)	(1.14)	(1.15)	(0.96)	(1.08)
Net asset value, end of period	$17.05		$17.26		$17.01	$17.51	$19.15	$20.97	$18.23
Total return (c)	1.39%		7.57%		5.04%	(2.50)%	(3.61)%	20.78%	(0.54)%

Ratios to average net assets
Gross expenses(d)	0.40	% (e)	0.40	% (e)	0.40%	0.41%	0.40%	0.43%	0.44%
Net expenses (d)	0.40	% (e)	0.40	% (e)	0.40%	0.41%	0.40%	0.40%	0.41%
Net expenses excluding interest and taxes(d)	0.40	% (e)	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.28	% (e)	7.14	% (e)	7.55%	6.28%	4.79%	4.79%	5.41%
Supplemental data
Net assets, end of period (in millions)	$1,789		$1,901		$1,588	$1,060	$1,002	$948	$689
Portfolio turnover rate (f)	14%		30%		27%	27%	37%	36%	45%

(a)	The Fund changed its fiscal year-end from April 30 to December 31. The Period includes activity from May 1, 2024 through December 31, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

BDC Income ETF (“BDC Income”)	Diversified
China Bond ETF (“China Bond”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

BDC Income	MVIS® US Business Development Companies Index
China Bond	FTSE Chinese Broad Bond 0 – 10 Diversified Select Index
International High Yield	ICE BofA Global ex-US Issuers High Yield Constrained Index
J.P. Morgan EM	J.P. Morgan GBI-EM Global Core Index
Mortgage REIT	MVIS® US Mortgage REITs Index
Preferred Securities	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Funds, except for BDC Income. Van Eck Absolute Return Advisers Corporation (“VEARA”) serves as the investment adviser to BDC Income. VEAC and VEARA are collectively referred to as the “Adviser”.

The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that the Adviser uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Bond seeks to achieve its investment objective by primarily investing in RMB bonds through Bond Connect. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective by investing in a portfolio of securities in substantially the same weighting as their index. BDC Income may invest in swaps and other types of derivative instruments that have investment exposure to BDCs, including swaps on the benchmark index and/or swaps on the components that comprise the benchmark index. BDC Income may also invest in exchange-traded notes.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

48

A. Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that

49

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B. Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C. Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP due to recharacterization for tax purposes. Dividends and distributions that exceed taxable earnings and profit are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

D. Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. In connection with the Russian Presidential Decrees No. 198 and No. 244, the J.P. Morgan EM Local Currency Bond ETF’s Ruble balances were converted to U.S. Dollars and Euros, but continue to be subject to sanctions and are held in a restricted account by the Fund. Due to these restrictions the balances were valued at $0 as of June 30, 2025.

E. Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F. Use of Derivative Instruments—The Funds may invest in derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as OTC derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

50

Total Return Swaps— The BDC Income ETF invests in total return swaps in order take a “long” position with respect to an underlying referenced asset or assets. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s total return swap transactions may contain provisions for early termination of a total return swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the total return swap and require the Fund to pay or receive a settlement amount in connection with the terminated total return swap transaction. The total return swap contracts held by the BDC Income ETF at June 30, 2025 are reflected in the Fund’s Schedule of Investments.

During the six months ended June 30, 2025, the BDC Income ETF held total return swap contracts for six months with an average monthly notional amount of $234,536,984 At June 30, 2025, the BDC Income ETF held derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Equity Risk
BDC Income ETF
Swap contracts[1]	$(287,021)

[1]	Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the six months ended June 30, 2025 was as follows:

Equity Risk
BDC Income ETF
Realized loss:
Swap contracts[1]	$(4,928,134)
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(371,878)

1	Statement of Operations location: Net realized gain (loss) on swap contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

G. Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2025. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

51

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
BDC Income ETF
Total return swap contracts	$287,021	$—	$287,021	$—	$287,021

H. Segment Reporting— The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I . Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

China Bond is required to hold foreign investor minimum settlement reserve funds by the China Securities Depository and Clearing Corporation Limited. Refer to cash denominated in foreign currency, at value on the Statement of Assets and Liabilities for the amount held at June 30, 2025.

Note 3—Investment Management and Other Agreements—The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2026, to waive fees and/or assume expenses to prevent total annual operating expenses (excluding acquired fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The expense limitations and management fee rates for the six months ended June 30, 2025 are as follows:

Fund	Management Fees	Expense Limitations
China Bond	0.40%	0.50%
J.P. Morgan EM	0.27	0.30

Refer to the Statements of Operations for the amounts assumed by the Adviser for the period ended June 30, 2025.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired

52

fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the period ended June 30, 2025 are as follows:

Fund	Management Fee Rate
BDC Income	0.40%
International High Yield	0.40
Mortgage REIT	0.40
Preferred Securities	0.40

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the six months ended June 30, 2025, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$225,027,516	$208,846,034	$—	$47,243,290
China Bond	3,249,053	4,723,642	—	—
International High Yield	5,774,977	5,844,725	19,041,507	2,076,413
J.P. Morgan EM	709,967,448	459,906,104	328,400,049	99,489,401
Mortgage REIT	37,649,001	37,667,543	40,617,105	19,774,209
Preferred Securities	262,149,875	251,712,569	63,785,149	151,913,958

Note 6—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

53

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$1,719,068,771	$62,936,348	$(73,222,799)	$(10,286,451)
China Bond	17,583,330	262,322	(347,464)	(85,142)
International High Yield	41,583,044	1,315,698	(1,135,713)	179,985
J.P. Morgan EM	3,316,114,468	111,908,280	(159,842,935)	(47,934,655)
Mortgage REIT	340,016,413	2,006,910	(31,567,630)	(29,560,720)
Preferred Securities	1,861,534,709	112,374,979	(157,202,752)	(44,827,773)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the six months ended June 30, 2025, the net realized gains (losses) from foreign currency translations were as follows:

China Bond	$ (107,142)
International High Yield	(43,431)
J.P. Morgan EM	(39,914,411)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”), Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) and investors in the China Bond Connect Program.

On November 7, 2018, the People’s Republic of China (“PRC”) issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC Ministry of Finance and PRC State Taxation Administration jointly issued Caishui [2021] No. 34 (“Circular 34”) to formally extend the tax exemption period provided in Circular 108 to December 31, 2025.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license and investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) and investment through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to China Bond and J.P. Morgan EM and their shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital

54

gains from Chinese Bonds to RQFIIs, which is the former Sub-Adviser in this case, and begin collecting capital gains tax, China Bond could be subject to a tax liability via the former Sub-Adviser. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, China Bond and J.P. Morgan EM could be subject to a tax liability. The impact of any such tax liability on the return for China Bond and J.P. Morgan EM could be substantial.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds or in Funds holding bonds involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, China Bond, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

China Bond, International High Yield, and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. BDC Income may invest in total return swap agreements that provide economic exposure to the investment returns of underlying BDC companies. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security.

55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. For tax purposes, this may require the Fund to account for the distribution that has been deferred or suspended, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates. Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee was adopted on May 1, 2021, for BDC Income, International High Yield, Mortgage REIT, and Preferred Securities. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021.

For China Bond and J.P. Morgan EM, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should

56

the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$345,725,458	$143,382,512	$211,590,980	$354,973,492
International High Yield	1,140,722	1,003,713	184,205	1,187,918
J.P. Morgan EM	568,002	580,274	–	580,274
Mortgage REIT	84,304,475	10,444,130	77,242,469	87,686,599
Preferred Securities	37,847,826	34,983,084	1,901,411	36,884,495

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2025:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities	Government Obligations
BDC Income	$–	$143,382,512	$–
International High Yield	1,003,713	–	–
J.P. Morgan EM	–	–	580,274
Mortgage REIT	–	10,444,130	–
Preferred Securities	–	34,983,084	–

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2025, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	82	$9,272,003	5.68%
J.P. Morgan EM	51	4,514,680	5.68
Mortgage REIT	73	3,884,871	5.68
Preferred Securities	78	1,200,563	5.68

Outstanding loan balances as of June 30, 2025, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—New Accounting Pronouncements and Regulatory Requirements—In December 2023, the Federal Accounting Standards Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09

57

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

58

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 3, 2025 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Bond ETF, ChiNext ETF, CLO ETF, Digital India ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, International High Yield Bond ETF, Israel ETF, J.P. Morgan EM Local Currency Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Mortgage REIT Income ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Preferred Securities ex Financials ETF, Rare Earth and Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck BDC Income ETF and CMCI Commodity Strategy ETF and (iii) the sub-advisory agreements between VEAC and PineBridge Investments LLC (the “Sub-Adviser”) (the “Existing Sub-Advisory Agreements”) with respect to the VanEck AA-BB CLO ETF and CLO ETF (together, the “CLO ETFs”). In addition, at the Renewal Meeting, the Trustees also approved new sub-advisory agreements between VEAC and the Sub-Adviser (the “New Sub-Advisory Agreements,” and collectively with the Existing Sub-Advisory Agreements, the “Sub-Advisory Agreements”) to take effect upon the expected acquisition of the Sub-Adviser by a third party (the “Acquisition”), which could be deemed to be a “change in control” of the Sub-Adviser and thus would result in an “assignment” (as defined under the Investment Company Act of 1940, as amended) and automatic termination of the Existing Sub-Advisory Agreements. The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 1, 2025. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the CLO ETFs) services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the CLO ETFs. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the CLO ETFs, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers and (ii) each of the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia ETFs”) is in the process of being liquidated and no longer seeks to track an index. The Trustees also considered the fact that the VanEck AA-BB CLO ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the CLO ETFs. The Trustees also considered VEAC’s efforts to address regulatory and operational challenges in managing the Russia ETFs during the Russia ETFs’ process of liquidating their assets and winding up their business.

59

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the Advisers at the May 1, 2025 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the CLO ETFs), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the CLO ETFs) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Digital India ETF, Green Metals ETF, International High Yield Bond ETF, Mortgage REIT Income ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Services ETF and Preferred Securities ex Financials ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of each Unitary Fund (excluding the fee payment under the applicable VEAC Investment Management Agreement or VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia ETFs’ management fees while the Russia ETFs are in the process of liquidation. With respect to the Sub-Advisory Agreements, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment adviser to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under each Sub-Advisory Agreement. The Trustees further considered the Sub-Adviser’s representation that the Acquisition was not expected to result in changes to how the Sub-Adviser conducts its business and its management of the CLO ETFs, as well as the fact that the New Sub-Advisory Agreements are materially identical to the Existing Sub-Advisory Agreements.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for the CLO ETFs (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the VEAC and the Sub-Adviser regarding the performance of the CLO ETFs, each an actively managed exchange-traded fund, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck CLO ETF had slightly underperformed its benchmark for the one-year period ended December 31, 2024 and the period since its inception on June 21, 2022 through December 31, 2024 due to differences in the Fund’s allocations to CLO tranches based on credit ratings and security selection relative to its benchmark, according to VEAC. The Trustees also noted that the VanEck AA-BB CLO ETF had outperformed its benchmark for the period since its inception on September 24, 2024 through December 31, 2024.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the CLO ETFs) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the CLO ETFs) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia ETFs, VEAC’s waiver of all management fees payable by each of the Russia ETFs since March 22, 2022) below the average and median of its respective peer group of funds, each of the VanEck Low Carbon Energy ETF, Office and Commercial REIT

60

ETF, Oil Services ETF and Rare Earth and Strategic Metals ETF had management fees below the average and equal to the median of its respective peer group of funds, the VanEck Africa Index ETF had management fees (after the effect of the fee waiver) above the average and below the median of its peer group of funds, each of the VanEck AA-BB CLO ETF, Agribusiness ETF, BDC Income ETF, CLO ETF, Gold Miners ETF, Green Metals ETF, International High Yield Bond ETF and Junior Gold Miners ETF had management fees above the average and median of its respective peer group of funds, the VanEck Vietnam ETF had management fees above the average and equal to the median of its peer group of funds, and the VanEck Uranium and Nuclear ETF had management fees below the average and above the median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, BDC Income ETF, China Bond ETF, CLO ETF, CMCI Commodity Strategy ETF, Gold Miners ETF, International High Yield Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Russia Small-Cap ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck ChiNext ETF, Indonesia Index ETF and Russia ETF had a total expense ratio (after the effect of the expense limitation) above the average and below the median of its respective peer group of funds, and each of the VanEck Green Metals ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia ETFs are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia ETFs’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the CLO ETFs) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense limitation, as applicable, and noted that the VEAC Investment Management Agreements and VEARA Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for each of the CLO ETFs are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers and the Sub-Adviser with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 1, 2025 meeting as part of their consideration of the Agreements.

61

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

In voting to approve each of the New Sub-Advisory Agreements and the continuation of each of the remaining Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

62

June 30, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

RSX	|	Russia ETF
RSXJ	|	Russia Small-Cap ETF

800.826.2333	vaneck.com

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Sberbank of Russia PJSC ∞	46,050,016	$0
VTB Bank PJSC *∞	13,375,470	0
		0
Consumer Discretionary Distribution & Retail: 0.0%
Ozon Holdings PLC (ADR) *† ∞	8,707	0

Energy: 0.0%
Gazprom PJSC *∞	45,772,138	0
LUKOIL PJSC *∞	2,063,982	0
Novatek PJSC *∞	7,452,940	0
Rosneft Oil Co. PJSC ∞	16,922,345	0
Surgutneftegas PAO ∞	125,211,510	0
Surgutneftegas PAO (ADR) *∞	1,364,815	0
Tatneft PJSC (ADR) *∞	3,393,156	0
		0
Financial Services: 0.0%
Moscow Exchange MICEX-RTS PJSC *∞	17,946,312	0

Materials: 0.0%
Alrosa PJSC *∞	33,188,190	0
Evraz PLC *∞	266,000	0
GMK Norilskiy Nickel PAO *∞	52,917,800	0
GMK Norilskiy Nickel PAO (ADR) *∞	4	0
Novolipetsk Steel PJSC *∞	22,272,460	0
PhosAgro PJSC ∞	705,974	0
PhosAgro PJSC (GDR) ∞	13,644	0
Polyus PJSC (GDR) *∞	1,155,875	0
Raspadskaya OJSC *∞	730,890	0
Severstal PAO (GDR) *∞	3,405,164	0
		0
Media & Entertainment: 0.0%
VK IPJSC (GDR) *∞	2,338,938	0

Telecommunication Services: 0.0%
Rostelecom PJSC *∞	13,944,591	0
	Number of Shares	Value
Utilities: 0.0%
Inter RAO UES PJSC *∞	482,502,010	$0
Irkutsk Electronetwork Co. JSC *∞	7,410,870	0
		0
Total Common Stocks (Cost: $1,403,242,108)		0

PREFERRED SECURITIES: 0.0% (Cost: $46,034,628)
Energy: 0.0%
Transneft PJSC ∞	2,097,200	0

MONEY MARKET FUND: 100.4% (Cost: $32,942,863)
State Street Institutional Treasury Plus - Premier Class	32,942,863	32,942,863

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $1,482,219,599)		32,942,863

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.5%
Money Market Fund: 0.5% (Cost: $150,712)
State Street Navigator Securities Lending Government Money Market Portfolio	150,712	150,712
Total Investments: 100.9% (Cost: $1,482,370,311)		33,093,575
Liabilities in excess of other assets: (0.9)%		(299,274)
NET ASSETS: 100.0%		$32,794,301

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is 0.

See Notes to Financial Statements

3

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Funds	33,093,575	—	—	33,093,575
Total Investments	$33,093,575	$—	$0	$33,093,575

*	See Schedule of Investments for industry sectors.

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2025. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2024	$0
Realized loss	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2025	$0
Preferred Securities
Balance as of December 31, 2024	$0
Realized loss	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2025	$0

See Notes to Financial Statements

4

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC *∞	21,005,200	$0

Consumer Discretionary Distribution & Retail: 0.0%
M.Video PJSC *∞	110,194	0

Consumer Staples Distribution & Retail: 0.0%
Lenta International Co. PJSC (GDR) *∞	263,199	0

Energy: 0.0%
Sovcomflot PJSC ∞	989,960	0

Financial Services: 0.0%
SFI PJSC *∞	2,663	0

Food, Beverage & Tobacco: 0.0%
NovaBev Group PJSC *∞	89,880	0

Materials: 0.0%
Mechel PJSC *∞	438,883	0
Raspadskaya OJSC *∞	703,205	0
Segezha Group PJSC 144A *∞	8,945,900	0
		0
Real Estate Management & Development: 0.0%
Etalon Group PLC (GDR) *∞	394,873	0
Gruppa Kompanii Samolyot PAO *∞	16,988	0
LSR Group PJSC *	103,574	0
		0
Telecommunication Services: 0.0%
Sistema AFK PAO ∞	6,612,640	0
	Number of Shares	Value
Transportation: 0.0%
Aeroflot PJSC *∞	1,885,382	$0
Globaltrans Investment PLC (GDR) *∞	182,773	0
Novorossiysk Commercial Sea Port PJSC ∞	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC ∞	19,492,800	0
OGK-2 PJSC *∞	51,450,600	0
TGC-1 PJSC *∞	1,701,100,000	0
Unipro PJSC *∞	24,734,000	0
		0
Total Common Stocks (Cost: $20,767,966)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC ∞	171,506	0

MONEY MARKET FUND: 113.9% (Cost: $393,991)
State Street Institutional Treasury Plus - Premier Class	393,991	393,991

Total Investments: 113.9% (Cost: $21,503,569)		393,991
Liabilities in excess of other assets: (13.9)%		(48,123)
NET ASSETS: 100.0%		$345,868

Definitions:

GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $0, or 0.0% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Fund	393,991	—	—	393,991
Total Investments	$393,991	$—	$0	$393,991

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

5

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2025. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2024	$0
Realized loss	(1,603,111)
Net change in unrealized appreciation (depreciation)	1,603,111
Purchases	—
Sales	0
Transfers in/out of level 3	—
Balance as of June 30, 2025	$0
Preferred Securities
Balance as of December 31, 2024	$0
Realized loss	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2025	$0

See Notes to Financial Statements

6

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$32,942,863	$393,991
Short-term investments held as collateral for securities loaned (3)	150,712	—
Cash denominated in foreign currency, at value (4)	696	641
Receivables:
Due from Adviser	—	1,997
Dividends and interest	114,677	1,368
Prepaid expenses	285	—
Other assets	8,359	1,103
Total assets	33,217,592	399,100
Liabilities:
Payables:
Collateral for securities loaned	150,712	—
Deferred Trustee fees	240,443	4,589
Accrued expenses	32,136	48,643
Total liabilities	423,291	53,232
NET ASSETS	$32,794,301	$345,868
Shares outstanding	95,900,000	883,318
Net asset value, redemption and offering price per share	$0.34	$0.39
Net Assets consist of:
Aggregate paid-in capital	$3,460,323,422	$41,603,873
Total distributable loss	(3,427,529,121)	(41,258,005)
NET ASSETS	$32,794,301	$345,868
(1) Includes Investment in securities on loan, at market value	$—	$—
(2) Cost of investments - Unaffiliated issuers	$1,482,219,599	$21,503,569
(3) Cost of short-term investments held as collateral for securities loaned	$150,712	$—
(4) Cost of cash denominated in foreign currency	$612	$613

See Notes to Financial Statements

7

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Income:
Interest	$693,607	$8,330
Securities lending income	373	—
Total income	693,980	8,330
Expenses:
Professional fees	19,702	17,169
Custody and accounting fees	12,217	—
Reports to shareholders	35,000	4,500
Trustees’ fees and expenses	8,979	168
Insurance	1,345	531
Taxes	185	185
Other	498	498
Total expenses	77,926	23,051
Expenses assumed by the Adviser	—	(21,729)
Net expenses	77,926	1,322
Net investment income	616,054	7,008

Net realized gain (loss) on:
Investments	480	(1,603,111	)(a)
Net realized gain (loss)	480	(1,603,111)

Net change in unrealized appreciation (depreciation) on:
Investments	—	1,603,111
Foreign currency translations and foreign denominated assets and liabilities	61	55
Net change in unrealized appreciation (depreciation)	61	1,603,166
Net increase in net assets resulting from operations	$616,595	$7,063

(a)	Amount represents loss resulting from an issuer bankruptcy of one position which was held by RSXJ. Due to the bankruptcy and share cancellation, no proceeds were received from the issuer.

See Notes to Financial Statements

8

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF		Russia Small-Cap ETF
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$616,054	$2,558,164	$7,008	$32,699
Net realized gain (loss)	480	(80,967,925)	(1,603,111)	(157,606)
Net change in unrealized appreciation (depreciation)	61	167,972,420	1,603,166	2,064,582
Net increase in net assets resulting from operations	616,595	89,562,659	7,063	1,939,675
Distributions to shareholders from:
Distributable earnings	—	(2,757,442)	—	(33,046)
Return of capital	—	(87,014,548)	—	(1,907,869)
Total distributions	—	(89,771,990)	—	(1,940,915)

Total increase (decrease) in net assets	616,595	(209,331)	7,063	(1,240)
Net Assets, beginning of period	32,177,706	32,387,037	338,805	340,045
Net Assets, end of period	$32,794,301	$32,177,706	$345,868	$338,805

There were no share transactions for the period ended June 30, 2025 and year ended December 31, 2024.

See Notes to Financial Statements

9

VANECK ETF TRUST

STATEMENTS OF CASH FLOWS

For the Period Ended June 30, 2025 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$616,595	$7,063
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:	616,595	7,063
Net (purchases) sales of short term investments	(603,553)	7,980
Net realized loss on investments in securities	—	1,603,111
Net change in unrealized (appreciation) depreciation on investments	—	(1,603,111)
(Increase) decrease in assets:
Dividends and interest receivable	(14,713)	(142)
Due from Adviser	—	3,054
Prepaid expenses	1,345	531
Other assets	4,316	94
Increase (decrease) in liabilities:
Accrued expenses	(41,184)	(18,996)
Deferred trustee fees	4,263	65
Net cash used for operating activities	(32,931)	(351)
Cash Flows from Financing Activities
Cash distributions paid to shareholders	—	—
Net cash provided by financing activities	—	—
Net change in cash	(32,931)	(351)
Cash at beginning of period	33,627	992
Cash at end of period	$696	$641
Supplemental disclosure of cash flow information
Interest expense paid during the period	$—	$—

See Notes to Financial Statements

10

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024		2023		2022		2021	2020

Net asset value, beginning of period	$0.34		$0.34		$0.37		$26.75		$23.82	$24.96
Net investment income (a)	0.01		0.03		0.02		0.05		1.39	0.97
Net realized and unrealized gain (loss) on investments	(0.01)		0.91		0.66		(26.43)		3.06	(1.31)
Total from investment operations	—		0.94		0.68		(26.38)		4.45	(0.34)
Distributions from:
Net investment income	—		(0.03)		(0.02)		—		(1.52)	(0.79)
Return of capital	—		(0.91)		(0.69)		—		—	(0.01)
Total distributions	—		(0.94)		(0.71)		—		(1.52)	(0.80)
Net asset value, end of period	$0.34		$0.34		$0.34		$0.37		$26.75	$23.82
Total return (b)	2.05%		421.94	%(c)	296.65	%(c)	(98.62)%		18.74%	(1.38)%

Ratios to average net assets
Expenses (d)	0.48	%(e)	0.32%		0.47%		0.60	%(f)	0.56%	0.61%
Expenses excluding interest, a portion of depositary receipt fees and taxes (d) (g)	0.48	%(e)	0.31%		0.41%		0.59	%(f)	0.56%	0.60%
Net investment income	3.82	%(e)	4.72%		4.55%		1.67%		4.99%	4.45%
Supplemental data
Net assets, end of period (in millions)	$33		$32		$32		$35		$1,376	$1,621
Portfolio turnover rate (h)	—%		—%		—%		4%		20%	25%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at zero. See Note 2 - Plan of Liquidation for more information.
(d)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(e)	Annualized
(f)	During the period the Fund incurred significant expenses outside of its expense cap.
(g)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets.
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

11

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia Small-Cap ETF
	Six Months		Year Ended December 31,
	Ended June 30, 2025 (unaudited)		2024		2023	2022		2021	2020

Net asset value, beginning of period	$0.38		$0.38		$0.44	$32.97		$36.22	$35.94
Net investment income (loss) (a)	0.01		0.04		0.02	(0.09)		1.12	1.12
Net realized and unrealized gain (loss) on investments	—		2.16		—	(32.44)		(2.29)	0.74
Total from investment operations	0.01		2.20		0.02	(32.53)		(1.17)	1.86
Distributions from:
Net investment income	—		(0.04)		(0.02)	—		(2.00)	(1.58)
Return of capital	—		(2.16)		(0.06)	—		(0.08)	—
Total distributions	—		(2.20)		(0.08)	—		(2.08)	(1.58)
Net asset value, end of period	$0.39		$0.38		$0.38	$0.44		$32.97	$36.22
Total return (b)	2.21%		580.57	%(c)	5.73%	(98.66)%		(3.29)%	5.23%

Ratios to average net assets
Gross expenses (d)	13.58	%(e)	12.02%		24.81%	5.34	%(f)	1.08%	1.31%
Net expenses (d)	0.78	%(e)	0.72%		0.74%	4.50	%(f)	0.75%	0.75%
Net expenses excluding interest, a portion of depositary receipt fees and taxes (d) (g)	0.67	%(e)	0.67%		0.67%	4.49	%(f)	0.75%	0.75%
Net investment income (loss)	4.13	%(e)	4.80%		5.30%	(1.77)%		3.01%	3.45%
Supplemental data
Net assets, end of period (in millions)	$—	(h)	$—	(h)	$— (h)	$—	(h)	$24	$32
Portfolio turnover rate (i)	—%		—%		—%	68%		47%	47%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at zero. See Note 2 - Plan of Liquidation for more information.
(d)	Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(e)	Annualized
(f)	During the period the Fund incurred significant expenses outside of its expense cap.
(g)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets.
(h)	Amount is less than $500,000.
(i)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

12

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified

Prior to the Funds’ plan of liquidation (See Note 2), the Funds sought to replicate as closely as possible, before fees and expenses, the price and yield performance of their index. Effective July 31, 2023, the MVIS Russia Index and the MVIS Russia Small-Cap Index were decommissioned. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Note 2—Plan of Liquidation— Russia’s large-scale invasion of Ukraine and the geo-political events that followed have significantly adversely impacted the Funds’ operations since March 2022. The governments of the United States and many other countries imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. It remains uncertain how long this will persist.

As a result, the fair value of Russian securities held by the Funds were valued near or at zero since shortly after the invasion and have rendered virtually all of the Funds’ investments in equity securities, including depositary receipts, illiquid.

On September 29, 2022, the Board of Trustees of the Trust (the Trustees”) unanimously voted to approve a Plan of Liquidation and Termination of the Funds, contingent on receiving any necessary relief from the SEC. On December 28, 2022, the SEC granted exemptive relief to each Fund permitting them to suspend the right of redemption with respect to shares of each Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Funds complete the liquidation of their portfolios and distribute all of their assets to remaining shareholders. Furthermore, because the Funds have been delisted by Cboe BZX Exchange, Inc. in connection with the liquidation of the Funds, the Funds are no longer exchange-traded funds and we do not anticipate that there will be a trading market for your shares. Upon payment of the final liquidating distribution, the Funds will be terminated.

The Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. It is expected that the liquidation of the Funds will take an extended period of time, if circumstances involving Russian securities markets do not improve.

While certain Russian securities held by the Funds have declared dividends, there is no assurance these dividends can be collected by the Funds. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2025.

The Funds may be terminated at any time on a date determined by the Board, even if the Russian securities and depositary receipts have not been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any additional liquidating distributions relating to the Russian securities and depositary receipts. The distribution to shareholders of sale proceeds of Russian securities and depositary receipts, if any, will be reduced by expenses related to the sale.

Refer to the Liquidation FAQ posted on the Funds’ webpages for additional information.

13

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADR’s”) and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Trustees have designated Van Eck Associates Corp. (the “Adviser”) as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

14

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The holdings of the Funds at June 30, 2025 are generally restricted from trading and any currency denominated in Rubles cannot be repatriated, therefore the Pricing Committee is currently fair valuing these investments as represented in the Schedule of Investments and deeming all these holdings as Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—In accordance with the Plan of Liquidation and Termination, the Funds may make a series of liquidating distributions at various times. Additionally, until termination, each of the Funds may declare taxable distributions of income (if any) and/or net capital gains, (if any after reduction for capital loss carryforwards) to continue to satisfy the Federal income and excise tax distribution requirements for regulated investment companies.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of June 30, 2025.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash
15

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2025 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 10 (Securities Lending).

G.	Segment Reporting— The Adviser acts as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. In accordance with the Plan of Liquidation, the Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. Therefore, the CODM has determined that segment reporting is not applicable.

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 4—Investment Management and Other Agreements— Prior to March 11, 2022, the Adviser received a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. Effective March 11, 2022, the Adviser has implemented a waiver of the Funds’ management fee, which will continue to be in effect while the Funds liquidate. The Adviser may eliminate such management fee waiver in its sole discretion at any time. In addition, the Adviser has temporarily agreed to waive and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, depositary receipt fees, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The management fee rates and expense limitations for the period ended June 30, 2025, are as follows:

Fund	Management Fees*	Expense Limitations
Russia ETF	0.50%	0.62%
Russia Small-Cap ETF	0.50	0.67

*	Fee rates reflected are those in effect before voluntary waivers.

Refer to the Statements of Operations for the amounts assumed by the Adviser for the period ended June 30, 2025.

In connection with the Plan of Liquidation (Note 2), the Funds shall bear the expenses incurred in connection with carrying out liquidation, including, but not limited to, printing and legal expenses, audit and tax services fees, and the expenses of reports to shareholders. All such expenses will be considered extraordinary expenses for purposes of any expense limitation in effect with respect to the Fund.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 5—Capital Share Transactions—As of June 30, 2025, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Since March 2, 2022, VanEck Russia Small-Cap ETF had temporarily suspended new creations of its shares and since March 3, 2022, VanEck Russia ETF had temporarily suspended new creations of its shares. Such suspensions became permanent on December 28, 2022, when the Plan of Liquidation and Termination of the Funds became effective.

16

Note 6—Investments—For the period ended June 30, 2025, there were no purchases and sales of investments (excluding short-term investments). One position held by RSXJ was closed out due to bankruptcy by the issuer. The Fund received no proceeds.

Note 7—Income Taxes—As of June 30, 2025, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russia ETF	$1,484,007,950	$–	$(1,450,914,375)	$(1,450,914,375)
Russia Small-Cap ETF	22,054,934	–	(21,660,943)	(21,660,943)

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes, if any, on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2025, the Funds did not incur any interest or penalties.

Note 8—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds own securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions, and legal systems that do not protect property risks as well as the laws of the United States.

As a result of the current conditions related to Russian securities and Russian markets as outlined in the Plan of Liquidation (Note 2), the Funds are unable to dispose of the Russian securities in their portfolios, with limited exceptions, and the Funds’ portfolios have become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Funds, and the Funds may be unable to transact at advantageous times or prices. Russia recently took actions that impact the custody of equity securities of Russian issuers and may be detrimental to a Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to a Fund.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 9—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability

17

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 10— Securities Lending— To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2025, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Russia ETF	$–	$150,712	$–	$150,712

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2025:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Russia ETF	$150,712

*	Remaining contractual maturity: overnight and continuous

Note 10— New Accounting Pronouncements and Regulatory Requirements — In December 2023, the Federal Accounting Standard Board issued Accounting Standard Update 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact, if any, of applying the ASU 2023-09.

18

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

19

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

At a meeting held on June 3, 2025 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust,” and the series thereof listed below, the “Funds”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (“VEAC”) (the “VEAC Investment Management Agreements”) with respect to the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Bond ETF, ChiNext ETF, CLO ETF, Digital India ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, International High Yield Bond ETF, Israel ETF, J.P. Morgan EM Local Currency Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Mortgage REIT Income ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Refiners ETF, Oil Services ETF, Preferred Securities ex Financials ETF, Rare Earth and Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, Steel ETF, Uranium and Nuclear ETF and Vietnam ETF, (ii) the investment management agreements between the Trust and Van Eck Absolute Return Advisers Corporation (“VEARA,” and together with VEAC, the “Advisers”) (the “VEARA Investment Management Agreements”) with respect to the VanEck BDC Income ETF and CMCI Commodity Strategy ETF and (iii) the sub-advisory agreements between VEAC and PineBridge Investments LLC (the “Sub-Adviser”) (the “Existing Sub-Advisory Agreements”) with respect to the VanEck AA-BB CLO ETF and CLO ETF (together, the “CLO ETFs”). In addition, at the Renewal Meeting, the Trustees also approved new sub-advisory agreements between VEAC and the Sub-Adviser (the “New Sub-Advisory Agreements,” and collectively with the Existing Sub-Advisory Agreements, the “Sub-Advisory Agreements”) to take effect upon the expected acquisition of the Sub-Adviser by a third party (the “Acquisition”), which could be deemed to be a “change in control” of the Sub-Adviser and thus would result in an “assignment” (as defined under the Investment Company Act of 1940, as amended) and automatic termination of the Existing Sub-Advisory Agreements. The VEAC Investment Management Agreements, the VEARA Investment Management Agreements and the Sub-Advisory Agreements are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 1, 2025. At that meeting, the Trustees discussed the information the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third-party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory and sub-advisory (with respect to the CLO ETFs) services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Advisers and the Sub-Adviser and their respective affiliates as a result of the Advisers’ relationships with the Funds and the Sub-Adviser’s relationship with the CLO ETFs. In reviewing performance information for the Funds against their peer groups, the Trustees considered that (i) each Fund, except the CLO ETFs, has a different investment objective than the funds in its designated peer group and, therefore, each such Fund’s performance will differ from its peers and (ii) each of the VanEck Russia ETF and Russia Small-Cap ETF (together, the “Russia ETFs”) is in the process of being liquidated and no longer seeks to track an index. The Trustees also considered the fact that the VanEck AA-BB CLO ETF had only recently commenced operations and therefore had a limited operational history that could be used for comparative purposes. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds, except for the CLO ETFs. The Trustees also considered VEAC’s efforts to address regulatory and operational challenges in managing the Russia ETFs during the Russia ETFs’ process of liquidating their assets and winding up their business.

20

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Advisers and Sub-Adviser at the Renewal Meeting and the Advisers at the May 1, 2025 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Advisers and the Sub-Adviser (with respect to the CLO ETFs), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Advisers and the Sub-Adviser (with respect to the CLO ETFs) provide under, the Agreements, including, where applicable, (i) with respect to the VanEck AA-BB CLO ETF, BDC Income ETF, CLO ETF, Digital India ETF, Green Metals ETF, International High Yield Bond ETF, Mortgage REIT Income ETF, Natural Resources ETF, Office and Commercial REIT ETF, Oil Services ETF and Preferred Securities ex Financials ETF (the “Unitary Funds”), the Advisers’ agreement to pay all of the direct expenses of each Unitary Fund (excluding the fee payment under the applicable VEAC Investment Management Agreement or VEARA Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), (ii) with respect to all other Funds (the “Non-Unitary Funds”), the Advisers’ commitment to waive certain fees and/or pay expenses of each of the Non-Unitary Funds (inclusive of any subsidiary expenses with respect to the VanEck CMCI Commodity Strategy ETF, but excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses for all Non-Unitary Funds) to the extent necessary to prevent the operating expenses of each of the Non-Unitary Funds from exceeding agreed upon limits for a period of time and (iii) VEAC’s undertaking to waive all of the Russia ETFs’ management fees while the Russia ETFs are in the process of liquidation. With respect to the Sub-Advisory Agreements, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as the investment adviser to other registered investment companies and accounts. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by VEAC and the advisory fees to be retained by VEAC under each Sub-Advisory Agreement. The Trustees further considered the Sub-Adviser’s representation that the Acquisition was not expected to result in changes to how the Sub-Adviser conducts its business and its management of the CLO ETFs, as well as the fact that the New Sub-Advisory Agreements are materially identical to the Existing Sub-Advisory Agreements.

The Trustees concluded that the Advisers, the Sub-Adviser (with respect to the CLO ETFs) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing each Fund’s performance to that of certain other registered funds, but relied principally on a comparison of the “gross” performance of each Fund except for the CLO ETFs (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. The Trustees considered information from the VEAC and the Sub-Adviser regarding the performance of the CLO ETFs, each an actively managed exchange-traded fund, against their respective benchmark indices and peer funds. The Trustees noted that the VanEck CLO ETF had slightly underperformed its benchmark for the one-year period ended December 31, 2024 and the period since its inception on June 21, 2022 through December 31, 2024 due to differences in the Fund’s allocations to CLO tranches based on credit ratings and security selection relative to its benchmark, according to VEAC. The Trustees also noted that the VanEck AA-BB CLO ETF had outperformed its benchmark for the period since its inception on September 24, 2024 through December 31, 2024.

The Trustees also considered information relating to the financial condition of the Advisers and the Sub-Adviser (with respect to the CLO ETFs) and the current status, as they understood it, of the Advisers’ and Sub-Adviser’s (with respect to the CLO ETFs) compliance environment.

As noted above, the Trustees were also provided with various data from Broadridge comparing the Funds’ management fees and total expense ratios to those of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver, including, with respect to the Russia ETFs, VEAC’s waiver of all management fees payable by each of the Russia ETFs since March 22, 2022) below the average and median of its respective peer group of funds, each of the VanEck Low Carbon Energy ETF, Office and Commercial REIT

21

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

ETF, Oil Services ETF and Rare Earth and Strategic Metals ETF had management fees below the average and equal to the median of its respective peer group of funds, the VanEck Africa Index ETF had management fees (after the effect of the fee waiver) above the average and below the median of its peer group of funds, each of the VanEck AA-BB CLO ETF, Agribusiness ETF, BDC Income ETF, CLO ETF, Gold Miners ETF, Green Metals ETF, International High Yield Bond ETF and Junior Gold Miners ETF had management fees above the average and median of its respective peer group of funds, the VanEck Vietnam ETF had management fees above the average and equal to the median of its peer group of funds, and the VanEck Uranium and Nuclear ETF had management fees below the average and above the median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck AA-BB CLO ETF, Africa Index ETF, Agribusiness ETF, BDC Income ETF, China Bond ETF, CLO ETF, CMCI Commodity Strategy ETF, Gold Miners ETF, International High Yield Bond ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Russia Small-Cap ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, each of the VanEck ChiNext ETF, Indonesia Index ETF and Russia ETF had a total expense ratio (after the effect of the expense limitation) above the average and below the median of its respective peer group of funds, and each of the VanEck Green Metals ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its peer group of funds. The Trustees reviewed the amounts by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Advisers providing context for these comparisons. The Trustees noted that the Russia ETFs are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Russia ETFs’ expense limitations. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the VEAC Investment Management Agreements and VEARA Investment Management Agreements, received by the Advisers from serving as advisers to the Funds and the fact that the Sub-Adviser had not identified any such economic benefits.

The Trustees also considered information provided by the Advisers and Sub-Adviser (with respect to the CLO ETFs) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense limitation, as applicable, and noted that the VEAC Investment Management Agreements and VEARA Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Advisers under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Advisers have capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for each of the CLO ETFs are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Advisers and the Sub-Adviser with respect to the Funds that were profitable to the Advisers were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 1, 2025 meeting as part of their consideration of the Agreements.

22

In voting to approve each of the New Sub-Advisory Agreements and the continuation of each of the remaining Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each of the Agreements is in the best interest of the applicable Fund and the Fund’s shareholders.

23

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 5, 2025

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 5, 2025